USAA AGGRESSIVE GROWTH FUND

Fund Shares (USAUX) and Institutional Shares (UIAGX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Aggressive Growth Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.
	Shares	Shares
Management Fee	0.45%(a)	0.45%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.30%	0.49%
Total Annual Fund Operating Expenses	0.75%	0.94%
Fee Waiver/Reimbursement	N/A	(0.24%)
Total Annual Fund Operating Expenses after Reimbursement	0.75%(b)	0.70%(b)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.75% of the Fund's Shares and 0.70% Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on pages 1-2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$77	$240	$417	$930
Inst. Shares	$72	$250	$472	$1,109

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 5 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's NewBridge Asset Management ("NewBridge") and RS Investments Growth ("RS Growth") investment franchises and its Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Eric F. Maronak	Chief Investment Officer of NewBridge	Since July 2019
Jason E. Dahl	Senior Portfolio Manager/Analyst of NewBridge	Since July 2019
Scott R. Kefer	Senior Portfolio Manager/Analyst of NewBridge	Since July 2019
Michael B. Koskuba	Senior Portfolio Manager/Analyst of NewBridge	Since July 2019
Scott Tracy	Chief Investment Officer of the RS Growth team	Since July 2019
Stephen J. Bishop	Portfolio Manager of the RS Growth team	Since July 2019
Melissa Chadwick-Dunn	Portfolio Manager of the RS Growth team	Since July 2019
Christopher Clark	Portfolio Manager of the RS Growth team	Since July 2019
Paul Leung	Portfolio Manager of the RS Growth team	Since July 2019
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2019

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6.The heading at the top of page 7 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the Q&A "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy" on page 7 hereby is deleted and replaced with the following:

NewBridge

In making investment decisions for the Fund, NewBridge will invest the Fund's assets allocated to it in stocks of approximately 25-35 companies that have exhibited faster-than-average earnings growth over the past few years and are expected to continue to show high levels of earnings growth. From time to time, NewBridge may focus its investments in companies in one or more economic sectors, including the information technology sector.

RS Growth

RS Growth employs both fundamental analysis and quantitative screening in seeking to identify companies it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on RS Growth's expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

Victory Solutions

In making investment decisions for the Fund, Victory Solutions will invest the Fund's assets allocated to it in a portfolio of securities that is customized to the Fund. Taking into consideration the holdings selected by the Fund's other investment managers, Victory Solutions will customize its portion of the Fund's assets to achieve one or more investment outcomes for the Fund as a whole, such as to seek potential alpha enhancement, adherence to the Fund's investment objective and/or risk mitigation.

8.The disclosure under the section titled "Fund Management" on pages 12-14 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's annual report to shareholders for the period ended July 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. NewBridge Asset Management and RS Investments Growth, Victory Capital investment franchises and its Victory Solutions platform are responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an

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annualized rate of 0.50% of the first $750 million of average daily net assets, 0.40% for that portion of average daily net assets in excess of $750 million but not over $1.5 billion, and 0.33% for that portion of average daily net assets in excess of $1.5 billion.

The performance adjustment is calculated separately for each class of shares of the Fund on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of funds within the Lipper Large-Cap Growth Funds category. This category includes funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Composite 1500 Index. Large-cap growth funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 100 to 400	+/- 4
+/- 401 to 700	+/-5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended July 31, 2018, AMCO was paid the base investment management fee for each share class and neither share class incurred a performance adjustment.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.75% of the Fund Shares and 0.70% of the Institutional Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc.,

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(formerly, USAA Shareholder Account Services), provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of using such authority, to use a "manager-of- managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

9.The disclosure under the section titled "Portfolio Managers" on page 14 hereby is deleted in its entirety and replaced with the following:

NewBridge

Erick F. Maronak is the Chief Investment Officer of NewBridge and has been associated with Victory Capital or an affiliate since 1999.

Jason E. Dahl is a Senior Portfolio Manager/Analyst of NewBridge and has been associated with Victory Capital or an affiliate since 1999. Mr. Dahl is a CFA® charterholder.

Scott R. Kefer is a Senior Portfolio Manager/Analyst of NewBridge and has been associated with Victory Capital or an affiliate since 1999. Mr. Kefer is a CFA® charterholder.

Michael B. Koskuba is a Senior Portfolio Manager/Analyst of NewBridge and has been associated with Victory Capital or an affiliate since 1999.

RS Growth

Scott Tracy is Chief Investment Officer of the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Tracy began his investment career in 1997 and has been a member of the RS Growth team since 2001. Previously, he spent three years at Shoreline Investment Management, where his research focus included technology and industrial companies. Mr. Tracy holds a B.A. in history from Trinity College and an M.B.A. from the University of California, Berkeley. He is a CFA® charterholder.

Stephen J. Bishop is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Bishop began his investment career in 1992 and joined the RS Growth team in 1996 as a research analyst primarily covering the Information Technology sector. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of Dean Witter Reynolds Inc. Mr. Bishop earned a B.A. from the University of Notre Dame and an M.B.A. from Harvard Business School.

Melissa Chadwick-Dunn is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Ms. Chadwick-Dunn began her investment career in 1992 and joined the RS Growth team in 2001. Previously, she was an equity analyst at Putnam Investments covering international small-cap stocks. Ms. Chadwick-Dunn holds a B.A. in economics, an M.A. in international relations from the University of Chicago, and an M.B.A. from the Wharton School of the University of Pennsylvania.

Christopher Clark is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Clark has been a member of RS Growth Team since joining the firm in May 2007. Before joining the RS Growth team in 2007, he was a research associate at TIAACREF for three years, where he focused on global portfolio management and the health care sector. Prior to that he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark holds a B.A. in economics from the University of Virginia. Mr. Clark is a CFA® charterholder.

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Paul Leung is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Leung began his investment career in 1999 and joined the RS Growth team in 2012 as an analyst primarily covering the technology sector. Before joining the firm in 2012, he was a senior investment analyst at Ashfield Capital Partners, where he focused on the technology sector. Previously, he was a sector manager and research analyst at Sterling Johnston Capital Management for the technology, media and telecom sectors. Mr. Leung holds a B.S. in applied economics and business management from Cornell University. Mr. Leung is a CFA® charterholder.

Victory Solutions

Mannik S. Dhillon serves as President, VictoryShares and Solutions, for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since July 2019. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on pages 14-15 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 17 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on pages 18-19 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 21 hereby is amended to reflect "Contacting the USAA Funds."

16.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

17.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 22 hereby is deleted in its entirety and replaced with the following:

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The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

18.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 24 hereby is deleted.

19.The second, fourth, fifth, and sixth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 28-29 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99477-0719

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USAA CALIFORNIA BOND FUND

Fund Shares (USCBX) and Adviser Shares (UXABX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA California Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Adviser
	Shares	Shares
Management Fee	0.32%(a)	0.32%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.22%	0.23%
Total Annual Fund Operating Expenses	0.54%(b)(c)	0.80%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.54% of the Fund's Shares and 0.80% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$55	$173	$302	$677
Adviser Shares	$82	$255	$444	$990

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
John C. Bonnell, CFA	Senior Portfolio Manager	Since August 2006
Regina G. Conklin, CFA, CPA	Senior Portfolio Manager	Since July 2019
Andrew Hattman, CFA, CAIA	Portfolio Manager	Since July 2019

6.The heading at the top of page 9 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the section titled "Fund Management" on pages 19-21 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's semiannual report to shareholders for the period ended September 30.

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The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

For the fiscal year ended March 31, 2019, AMCO was paid an investment management fee comprised of a base investment management fee and a performance adjustment. The Fund's investment management fee, which is accrued daily and paid monthly, is computed as a percentage of the average daily net assets of the Fund, and is equal on an annual basis to 0.50% of the first $50 million of average daily net assets, 0.40% of that portion of average daily net assets over $50 million but not over $100 million, and 0.30% for that portion of average daily net assets over $100 million. The fee is allocated monthly to each share class of the Fund based on average daily net assets.

The performance adjustment for the Fund is calculated separately for each share class on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance of the respective share class relative to the performance of the Lipper California Municipal Debt Funds Index over the performance period. The performance adjustment for each class is calculated monthly by comparing the Fund's performance to that of the Lipper California Municipal Debt Funds Index, which tracks the total return performance of the largest funds within the Lipper California Municipal Debt Funds category. This category includes funds that limit their assets to those securities that are exempt from taxation in the state of California. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/-5
+/- 101 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper California Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.54% of the Fund Shares and 0.80% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

3

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of using such authority, to use a "manager-of- managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

8.The reference to Dale R. Hoffmann under the section titled "Portfolio Managers" on page 21 hereby is deleted. As of the date of this supplement, Mr. Hoffmann will no longer manage the Fund.

9.The disclosure under the section titled "Portfolio Managers" on page 21 hereby is deleted in its entirety and replaced with the following:

John C. Bonnell, CFA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has managed the Fund since August 2006. Mr. Bonnell has 30 years of investment management experience, 25 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Regina G. Conklin, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Ms. Conklin has 24 years of investment management experience, and has worked 28 years with AMCO, which was acquired by the Adviser's parent company in 2019. Ms. Conklin is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Andrew Hattman, CFA, CAIA, Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Hattman has eight years of investment management experience, all of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 21 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 24 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

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13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 25 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 28 hereby is amended to reflect "Contacting the USAA Funds."

16.The subsection titled "Fax" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 28 hereby is deleted.

17.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

18.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 29 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

19.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 31 hereby is deleted.

20.The second, sixth, and seventh paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 36-37 hereby are deleted in their entirety and replaced with the following:

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99497-0719

5

USAA CAPITAL GROWTH FUND

Fund Shares (USCGX) and Institutional Shares (UICGX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Capital Growth Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.
	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.37%	0.44%
Total Annual Fund Operating Expenses	1.12%(b)	1.19%
Fee Waiver/Reimbursement	N/A	(0.09%)
Total Annual Fund Operating Expenses after Reimbursement	1.12%(c)	1.10%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.12% of the Fund Shares and 1.10% Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of:

(a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on pages 1-2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$114	$356	$617	$1,363
Inst. Shares	$112	$336	$637	$1,427

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The Average Annual Total Returns table on page 5 hereby is supplemented with the following benchmark index:

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended December 31, 2017

	Past 1	Past 5	Past 10	Since	Inception
	Year	Years	Years	Inception	Date
MSCI ACWI Index* (reflects
no deduction for fees, expenses,	23.97%	10.82%	4.65%	11.28%	08/7/2015
or taxes)

*The Fund has selected the MSCI ACWI Index as the Fund's principal benchmark index in replacement of the MSCI World Index because it believes the MSCI ACWI Index is more representative of the Fund's investment universe.

6.The disclosures under the sections titled "Investment Adviser," "Subadviser," and "Portfolio Managers" on page 5 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's RS Investments Developed Markets ("RS Developed Markets"), Sophus Capital, and Trivalent Investments ("Trivalent") investment franchises, and its Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser and QS Investors was a subadviser to the Fund.

2

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
U-Wen Kok	Chief Investment Officer, RS Developed	Since July 2019
Adam Mezan	Portfolio Manager, RS Developed	Since July 2019
Michael Reynal	Chief Investment Officer, Sophus Capital	Since July 2019
Michael Ade	Portfolio Manager, Sophus Capital	Since July 2019
Maria Freund	Portfolio Manager, Sophus Capital	Since July 2019
Peter S. Carpenter	Senior Portfolio Manager, Trivalent	Since July 2019
Jeffrey R. Sullivan	Senior Portfolio Manager, Trivalent	Since July 2019
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2019

7.The heading at the top of page 7 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

8.The disclosure under the Q&A "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy" on pages 7-8 hereby is deleted in its entirety and replaced with following:

RS Developed Markets

RS Developed Markets employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. RS Developed Markets seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, and attractive valuations, and that enjoy favorable market sentiment. RS Developed Markets monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

Sophus Capital

Sophus Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team's quantitative screen, with particular emphasis placed on a company's earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. Sophus monitors market and sovereign risk as part of the overall investment process.

Trivalent

Trivalent employs a bottom-up investment approach that emphasizes individual stock selection. Trivalent's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The stock selection process is designed to produce a diversified portfolio from the developed countries represented in the MSCI EAFE Index that, relative to the Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend.

Victory Solutions

Victory Solutions seeks to create a diversified portfolio of stocks that emphasize certain investment factors such as quality, value, and momentum through quantitative analysis. Victory Solutions uses quantitative analysis to identify companies that generally meet one of the following criteria: trade at attractive valuations, exhibit

3

positive momentum, and/or have strong and stable profitability. Victory Solutions uses quantitative analysis to allocate exposure to factors in an attempt to take advantage of opportunities and limit the amount of risk any individual factor contributes to the portfolio. Victory Solutions may engage in active and frequent trading of portfolio holdings for the portion of the Fund's assets it manages and will sell an investment if the above- mentioned attributes are not compelling as compared to those of another investment choice.

9.The disclosure under the section titled "Fund Management" on pages 12-14 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory and Subadvisory Agreements is available in the Fund's annual report to shareholders for the period ended July 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. RS Investments Developed Markets, Sophus Capital, and Trivalent Investments, Victory Capital investment franchises, and its Victory Solutions platform are responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.75% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class of the Fund on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of the Lipper Global Funds Index, which tracks the total return performance of funds within the Lipper Global Funds category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 100 to 400	+/- 4
+/- 401 to 700	+/-5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

4

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended July 31, 2018, AMCO was paid the base investment management fee (0.75%) for each share class and a performance adjustment for each share class. The performance adjustment increased the base investment management fee of 0.75% by 0.03% for the Fund Shares and 0.02% for the Institutional Shares.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 1.12% of the Fund Shares and 1.10% of the Institutional Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of using such authority, to use a "manager-of- managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

10.The disclosure referencing QS Investors under the section titled "Portfolio Managers" on pages 14-15 hereby is deleted in its entirety and replaced with the following:

RS Developed Markets

U-Wen Kok is the Chief Investment Officer of the RS Developed Markets team. From 2013 to 2016, she with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Before joining RS Investments, Ms. Kok was a portfolio manager at RBC Global Asset Management for its North American and Global equity products from January 2012 to October 2012. From August 2009 through May 2010, she provided portfolio management consulting services to BMO Asset Management. From 2001 to 2008, she was lead portfolio manager for two domestic active growth and value equity funds at Barclays Global Investors. For six years prior to that, Ms. Kok was a manager of Canadian quantitative active equity portfolios at the Ontario Teachers' Pension Plan Board. Ms. Kok is a CFA® charterholder.

Adam Mezan has been a member of the RS Developed Markets team since 2014. Prior to joining RS Investments in 2014, Mr. Mezan worked at Nomura Asset Management in London, covering global industrials and auto sectors. Previously, he worked at CIBC World Markets, performing fundamental research on North American

5

business/industrial services companies. Mr. Mezan holds a B.A. from Duke University and an M.B.A. from the University of Chicago. Mr. Mezan is a CFA® charterholder.

Sophus Capital

Michael Reynal is the Chief Investment Officer of Sophus Capital. From 2012 to 2016, he was with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Before joining RS Investments, he was a portfolio manager for Principal Global Investors where he led the emerging markets team, encompassing markets in Asia, Latin America, Eastern Europe, the Middle East, and Africa. He also oversaw both diversified emerging markets portfolios and specialized regional Asian equity strategies. Previously, Mr. Reynal was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group Inc. in New York. Mr. Reynal also spent four years with Paribas Capital Markets in New York in international equities and three years with Barclays de Zoete Wedd in London focusing on Latin American equities.

Michael Ade is a portfolio manager of Sophus Capital. From 2012 to 2016, Mr. Ade was an investment professional with RS Investment Management (Singapore) Pte. Ltd., which was acquired by Victory Capital in 2016. Prior to joining RS Management (Singapore) Pte. Ltd. in 2012, he was a portfolio manager and emerging markets analyst for Principal Global Investors, where he served as a co-portfolio manager for diversified emerging markets and Asian equity strategies. Previously, he spent six years as a research analyst on Principal's international small cap team focusing on the Asia region. Mr. Ade is a CFA® charterholder.

Maria Freund has is a portfolio manager of Sophus Capital. She joined Victory Capital in 2016 in connection with Victory Capital's acquisition of RS Investments. At RS Investments she was an emerging markets analyst. Prior to joining RS Investments in 2012, she was an analyst at Principal Global Investors for the emerging markets team.

Previously, she was an analyst at Principal Global Investors for the international developed team, having joined the firm in 2003. Ms. Freund is a CFA® charterholder.

Trivalent

Peter S. Carpenter is a Senior Portfolio Manager of Trivalent. From 2007-2014, Mr. Carpenter was a Senior Portfolio Manager of Munder Capital Management, which was acquired by Victory Capital in 2014. Mr. Carpenter is a CFA® charterholder.

Jeffrey R. Sullivan is a Senior Portfolio Manager of Trivalent. From 2007-2014, Mr. Sullivan was a Senior Portfolio Manager of Munder Capital Management, which was acquired by Victory Capital in 2014. Mr. Sullivan is a CFA® charterholder.

Victory Solutions

Mannik S. Dhillon serves as President, VictoryShares and Solutions, for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since July 2019. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

11.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 15 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

6

12.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 18 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

13.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

14.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

15.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 19 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

16.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 21 hereby is amended to reflect "Contacting the USAA Funds."

17.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

18.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 23 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

19.The reference to the USAA Giving Fund under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" in the third bullet on page 25 hereby is deleted.

20.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 29-30 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

7

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99485-0719

8

USAA CORNERSTONE CONSERVATIVE FUND (USCCX)

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND (UCMCX)

USAA CORNERSTONE MODERATE FUND (USBSX)

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (USCRX)

USAA CORNERSTONE AGGRESSIVE FUND (UCAGX)

USAA CORNERSTONE EQUITY FUND (UCEQX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUNDS' PROSPECTUS

DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Cornerstone Conservative Fund, USAA Cornerstone Moderately Conservative Fund, USAA Cornerstone Moderate Fund, USAA Cornerstone Moderately Aggressive Fund, USAA Cornerstone Aggressive Fund, and USAA Cornerstone Equity Fund (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Cornerstone Conservative Fund

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	0.71%(a)
Fee Waiver/Reimbursement	(0.02%)
Total Annual Fund Operating Expenses after Reimbursement	0.69%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on pages 1-2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$70	$223	$391	$879

4.The first sentence under the section titled "Principal Investment Strategy" on page 2 and the first sentence under "Cornerstone Conservative Fund" under the section titled "More Information on Each Fund's Investment Strategy" on page 51 hereby is deleted in its entirety and replaced with the following:

The Fund's principal investment strategy is to invest its assets in a selection of affiliated mutual funds and ETFs (underlying affiliated funds) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities.

5.The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

6.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since June 2012
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since March 2016

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USAA Cornerstone Moderately Conservative Fund

7.The Annual Fund Operating Expenses Table on page 8 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.14%(a)
Fee Waiver/Reimbursement	(0.17%)
Total Annual Fund Operating Expenses after Reimbursement	0.97%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.90% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

8.The Example Table on pages 8-9 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$99	$328	$594	$1,355

9.The last paragraph under the section titled "Principal Risks" on page 13 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

10.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 15 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise and its Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

3

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since June 2012
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since March 2016
James F. Jackson Jr.	Senior Portfolio Manager	Since July 2019
R. Neal Graves	Senior Portfolio Manager	Since July 2019

USAA Cornerstone Moderate Fund

11.The Annual Fund Operating Expenses Table on page 17 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.59%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	1.11%(a)
Fee Waiver/Reimbursement	(0.03%)
Total Annual Fund Operating Expenses after Reimbursement	1.08%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 1.00% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

12.The Example Table on pages 17-18 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$110	$347	$606	$1,346

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13.The last paragraph under the section titled "Principal Risks" on page 22 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

14.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 24 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise and its Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since June 2012
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since March 2016
James F. Jackson Jr.	Senior Portfolio Manager	Since July 2019
R. Neal Graves	Senior Portfolio Manager	Since July 2019

USAA Cornerstone Moderately Aggressive Fund

15.The Annual Fund Operating Expenses Table on page 26 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.59%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	1.15%(a)(b)
Fee Waiver/Reimbursement	(0.08%)
Total Annual Fund Operating Expenses after Reimbursement	1.07%(c)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)The expense information in the table has been restated to reflect current fees.

(c)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.98% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

5

16.The Example Table on pages 26-27 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$109	$349	$617	$1,383

17.The last paragraph under the section titled "Principal Risks" on page 31 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

18.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 33 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise and its Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since June 2012
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since March 2016
James F. Jackson Jr.	Senior Portfolio Manager	Since July 2019
R. Neal Graves	Senior Portfolio Manager	Since July 2019

6

USAA Cornerstone Aggressive Fund

19.The Annual Fund Operating Expenses Table on page 35 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.60%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	1.34%(a)
Fee Waiver/Reimbursement	(0.13%)
Total Annual Fund Operating Expenses after Reimbursement	1.21%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 1.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

20.The Example Table on pages 35-36 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$123	$398	$709	$1,589

21. The last paragraph under the section titled "Principal Risks" on page 40 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

22.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 42 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise and its Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

7

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since June 2012
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since March 2016
James F. Jackson Jr.	Senior Portfolio Manager	Since July 2019
R. Neal Graves	Senior Portfolio Manager	Since July 2019

USAA Cornerstone Equity Fund

23.The Annual Fund Operating Expenses Table on page 44 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	0.88%(a)
Fee Waiver/Reimbursement	(0.03%)
Total Annual Fund Operating Expenses after Reimbursement	0.85%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

24.The Example Table on pages 44-45 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$87	$275	$482	$1,079

8

25.The first sentence under the section titled "Principal Investment Strategy" on page 45 and the first sentence under "Cornerstone Equity Fund" under the section titled "More Information on Each Fund's Investment Strategy" on page 53 hereby is deleted in its entirety and replaced with the following:

The Fund invests at least 80% of its assets in a selection of affiliated mutual funds and exchange-traded funds (ETFs) (underlying affiliated funds) consisting of a long-term target asset allocation in equity securities.

26.The last paragraph under the section titled "Principal Risks" on page 47 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

27.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages

48-49 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon. CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since June 2012
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since March 2016

28. The heading at the top of page 50 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

29.The disclosure under the section titled "Fund Management" on pages 70-73 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Funds are six of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Funds' Board of Trustees has the overall responsibility for overseeing the management of the Funds. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Funds' annual report to shareholders for the period ended May 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital

9

investment franchise, and its Victory Solutions platform are responsible for the day-to-day investment management of the Funds.

The Funds are authorized, although the Adviser has no present intention of utilizing such authority, to use a "manager-of-managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Funds' assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Funds' assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Funds' assets, and the Adviser could change the allocations without shareholder approval.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Funds. Victory Capital Advisers, Inc. acts as the Funds' distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Funds. The Funds or the Funds' distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

Cornerstone Conservative Fund

For the fiscal year ended May 31, 2018, AMCO did not receive any investment management fees for performing investment management services for the Fund. However, the Adviser reserves the right at any time in the future, subject to the approval of the Board, to cease operating as a fund-of-funds and instead invest directly in equity, fixed income, and other instruments issued by operating companies and other types of issuers, rather than exclusively in shares of underlying Affiliated Funds. If the Fund is restructured in this manner, the Fund will pay the Adviser an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of 0.50% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of:

(a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund's Board of Trustees.

Cornerstone Moderately Conservative Fund

For the fiscal year ended May 31, 2018, the Fund paid AMCO an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of one-half of one percent (0.50%) of the Fund's average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.90% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of:

(a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund's Board of Trustees.

Cornerstone Moderate Fund

For the fiscal year ended May 31, 2018, the Fund paid AMCO an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of 0.59% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other

10

extraordinary expenses) do not exceed 1.00% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of:

(a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund's Board of Trustees.

Cornerstone Moderately Aggressive Fund

For the fiscal year ended May 31, 2018, the Fund paid AMCO an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of 0.59% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.98% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of:

(a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund's Board of Trustees.

Cornerstone Aggressive Fund

For the fiscal year ended May 31, 2018, the Fund paid AMCO an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of 0.60% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 1.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of:

(a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund's Board of Trustees.

Cornerstone Equity Fund

For the fiscal year ended May 31, 2018, AMCO did not receive any investment management fees for performing investment management services for the Fund. However, the Adviser reserves the right at any time in the future, subject to the approval of the Board, to cease operating as a fund-of-funds and instead invest directly in equity, fixed income, and other instruments issued by operating companies and other types of issuers, rather than exclusively in shares of underlying Affiliated Funds. If the Fund is restructured in this manner, the Fund will pay the Adviser an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of 0.75% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of:

(a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund's Board of Trustees.

30.The reference to Arnold J. Espe under the section titled "Portfolio Managers" on pages 73-74 hereby is deleted. As of the date of this supplement, Mr. Espe will no longer manage any of the Cornerstone Funds.

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31.The disclosure under the section titled "Portfolio Managers" on pages 73-74 hereby is deleted in its entirety and replaced with the following:

Cornerstone Conservative, Cornerstone Moderately Conservative,

Cornerstone Moderate, Cornerstone Moderately Aggressive,

Cornerstone Aggressive, and Cornerstone Equity Funds

Mannik S. Dhillon, CFA, CAIA, President, VictoryShares and Solutions, has co-managed the Fund since July

2019. Mr. Dhillon served as Victory Capital's Head of Investment Solutions, Product, and Strategy from 2015-2017. He served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements from 2010-2015. He is a Chartered Financial Analyst (CFA) and Chartered Alternative Investment Analyst (CAIA).

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Funds since June 2012 except for the Cornerstone Moderate and Cornerstone Moderately Aggressive Funds, which he has managed since July 2009. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

Lance Humphrey, CFA, Portfolio Manager, VictoryShares and Solutions, has co-managed the Funds since June 2018. Mr. Humphrey has 13 years of investment management experience, 12 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of San Antonio.

Cornerstone Moderately Conservative, Cornerstone Moderate,

Cornerstone Moderately Aggressive, and Cornerstone Aggressive Funds

James F. Jackson Jr, CFA, Victory Capital Senior Portfolio Manager and Head of Fixed Income Portfolio Management-USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Jackson has 19 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan and a B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

R. Neal Graves, CFA, CPA, Victory Capital Senior Portfolio Manager-USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Graves has 25 years of finance related experience including 19 years of investment management experience with AMCO, which was acquired by the Adviser's parent company in 2019. Education: Master's in professional accounting, University of Texas at Austin and a B.B.A., University of Texas at Austin. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

32.The section heading and the first three paragraphs under the section titled "Description of Underlying USAA Funds" on page 74 hereby are deleted in their entirety and replaced with the following:

DESCRIPTION OF UNDERLYING AFFILIATED FUNDS

The assets of the Cornerstone Conservative and Cornerstone Equity Funds are invested in a selection of underlying affiliated funds. Therefore, the Cornerstone Conservative and Cornerstone Equity Funds' investment performance is directly related to the investment performance of these underlying Affiliate Funds. The underlying Affiliated Funds may invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities.

Each of the underlying affiliated funds may temporarily depart from its normal investment policies in response to extraordinary market, economic, political, or other conditions. In doing so, the underlying affiliated fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective, which in turn may prevent a Fund from achieving its investment objective.

12

The following table gives a brief description of the objective and principal investment strategy of the underlying affiliated funds. The table is not an exclusive list of the underlying affiliated funds in which the Cornerstone Funds may invest. The Adviser may invest the assets of each Cornerstone Fund in other underlying affiliated funds without notice or shareholder approval. Additional investment practices are described in more detail under the Investment Policies in the SAI and in each underlying affiliated fund's prospectus.

33.The following underlying affiliated funds and their "Objective/Strategy" under the section titled "Description of Underlying USAA Funds" on pages 76-77 hereby are deleted and replaced with the following:

VictoryShares USAA Core Intermediate-	seeks high current income without undue risk to
Term Bond ETF (formerly, USAA Core	principal/80% in debt securities and similar instruments with
Intermediate-Term Bond ETF)	a dollar-weighted average portfolio maturity of three to ten years
VictoryShares USAA Core Short-Term	seeks high current income consistent with preservation of
Bond ETF (formerly, USAA Core Short-	principal/80% in debt securities and similar instruments with
Term Bond ETF)	a dollar-weighted average portfolio maturity of three years or less
VictoryShares USAA MSCI Emerging	seeks to provide investment results that closely correspond,
Markets Value Momentum ETF (formerly,	before fees and expenses, to the performance of the MSCI
USAA MSCI Emerging Markets Value	Emerging Markets Select Value Momentum Blend Index/80%
Momentum Blend Index ETF)	in securities in the index and similar instruments
VictoryShares USAA MSCI International	seeks to provide investment results that closely correspond,
Value Momentum ETF (formerly, USAA	before fees and expenses, to the performance of the MSCI
MSCI International Value Momentum	World ex-USA Select Value Momentum Blend Index/80% in
Blend Index ETF)	securities in the index and similar instruments
VictoryShares USAA MSCI USA Small	seeks to provide investment results that closely correspond,
Cap Value Momentum ETF (formerly,	before fees and expenses, to the performance of the MSCI
USAA MSCI USA Small Cap Value	USA Small Cap Select Value Momentum Blend Index/80%
Momentum Blend Index ETF)	in securities in the index
VictoryShares USAA MSCI USA Value	seeks to provide investment results that closely correspond,
Momentum ETF (formerly, USAA MSCI	before fees and expenses, to the performance of the MSCI
USA Value Momentum Blend Index ETF)	USA Select Value Momentum Blend Index/80% in securities
in the index
USAA 500 Index Fund (formerly, USAA	an index fund that seeks to match, before fees and expenses,
S&P 500 Index Fund)	the performance of the stocks composing the Victory US
Large Cap 500 Index, which emphasizes stocks of large U.S.
companies.

34.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 78 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

35.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 80 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

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36.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

37.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

38.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 81 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

39.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 83 hereby is amended to reflect "Contacting the USAA Funds."

40.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

41.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 84 hereby is deleted in its entirety and replaced with the following:

Each Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

42.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 90-91 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

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Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99501-0719

15

USAA EMERGING MARKETS FUND

Fund Shares (USEMX), Institutional Shares (UIEMX),

and Adviser Shares (UAEMX),

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Emerging Markets Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	1.00%(a)	1.00%(a)	1.00%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.48%	0.29%	0.58%
Total Annual Fund Operating Expenses	1.48%(b)	1.29%(b)	1.83%(b)
Fee Waiver/Reimbursement	N/A	N/A	(0.08%)
Total Annual Fund Operating Expenses	1.48%(c)	1.29%(c)	1.75%(c)
after Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.48% of the Fund Shares, 1.29% of the Institutional Shares, and 1.75% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on pages 1-2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$151	$468	$808	$1,768
Inst. Shares	$131	$409	$708	$1,556
Adviser Shares	$178	$560	$975	$2,134

4.The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser," "Subadviser," and "Portfolio Managers" on pages 5-6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's Sophus Capital and Trivalent Investments ("Trivalent") investment franchises and its Victory Solutions platform. In addition, Lazard Asset Management LLC ("Lazard") and Brandes Investment Partners, L.P. ("Brandes") will continue to serve as subadvisers to manage all or a portion of the Fund. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser and Expedition Partners, a Victory Capital investment franchise, managed a portion of the Fund's assets.

SUBADVISERS

Lazard Asset Management LLC ("Lazard")

Brandes Investment Partners, L.P. ("Brandes")

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Michael Reynal	Chief Investment Officer, Sophus Capital	Since July 2019
Tony Chu	Portfolio Manager, Sophus Capital	Since July 2019
Maria Freund	Portfolio Manager, Sophus Capital	Since July 2019
Robert D. Cerow	Equity Analyst, Trivalent	Since July 2019
John W. Evers	Senior Portfolio Manager, Trivalent	Since July 2019
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and	Since July 2019
Solutions
2

Jai Jacob	Managing Director, Portfolio Manager/Analyst,	Since October 2012
Lazard
James M. Donald, CFA	Managing Director, Portfolio Manager/Analyst,	Since October 2012
Lazard
Kevin O'Hare, CFA	Managing Director, Portfolio Manager/Analyst,	Since October 2012
Lazard
Stephen Marra, CFA	Director, Portfolio Manager/Analyst, Lazard	Since October 2013
Douglas C. Edman, CFA	Director, Brandes	Since October 2012
Christopher J. Garett, CFA	Institutional Portfolio Manager, Brandes	Since October 2012
Louis Y. Lau, CFA	Director, Brandes	Since October 2012
Gerardo Zamorano, CFA	Director, Brandes	Since October 2012
Mauricio Abadia	Senior Analyst, Brandes	Since February 2016

6.The heading at the top of page 9 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the Q&A "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy" on pages 11-12 hereby is amended to remove existing references to Victory Capital's investment process and to include the following:

Sophus Capital

Sophus Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team's quantitative screen, with particular emphasis placed on a company's earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. Sophus monitors market and sovereign risk as part of the overall investment process.

Trivalent

In selecting emerging market small-capitalization investments for the Fund, Trivalent employs a bottom-up investment approach that emphasizes individual stock selection. Trivalent's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify companies exhibiting improving business momentum and attractive valuations. The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI Emerging Markets Small Cap Index and the S&P® Emerging Plus SmallCap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend. However, the strategy is not designed to replicate the performance of either of those indexes.

Victory Solutions

In making investment decisions for the Fund, Victory Solutions will invest the Fund's assets allocated to it in a portfolio of securities that is customized to the Fund. Taking into consideration the holdings selected by the Fund's other investment managers, Victory Solutions will customize its portion of the Fund's assets to achieve one or more investment outcomes for the Fund as a whole, such as to seek potential alpha enhancement, adherence to the Fund's investment objective and/or risk mitigation.

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8.The disclosure under the section titled "Fund Management" on pages 17-20 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory and Subadvisory Agreements is available in the Fund's annual report to shareholders for the period ended May 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. Sophus Capital and Trivalent , Victory Capital investment franchises, and its Victory Solutions platform are responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 1.00% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class and will be added to or subtracted from the base investment management fee depending upon the performance of the respective share class relative to the performance of a Lipper Index over the performance period. The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper Emerging Markets Funds Index, which measures the total return performance of funds tracked by Lipper that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's gross national product per capita or other economic measures. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 100 to 400	+/- 4
+/- 401 to 700	+/-5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Emerging Markets Funds Index over that period, even if the Fund had overall negative returns during the performance period.

4

For the fiscal year ended May 31, 2018, AMCO was paid the base investment management fee (1.00%) for all share classes and a performance adjustment. The performance adjustment decreased the base investment management fee of 1.00% by 0.02% for the Fund Shares, by 0.01% for the Institutional Shares, and by 0.02% for the Adviser Shares.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 1.48% of the Fund Shares, 1.29% of the Institutional Shares, and 1.75% of the Adviser Shares, respectively, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund uses a "manager-of-managers" structure. The Adviser is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser monitors each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also is responsible for determining how the Fund's assets should be allocated to the subadviser(s). The allocation for each subadviser can range from 0% to 100%of the Fund's assets, and the Adviser can change the allocations without shareholder approval.

The Adviser has entered into Investment Subadvisory Agreements with Lazard, Victory Capital, and Brandes, under which each firm may provide day-to-day discretionary management for a portion of the Fund's assets in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Board and the Adviser. Each subadviser is compensated directly by the Adviser and not by the Fund.

Lazard, located at 30 Rockefeller Plaza, New York, New York 10112-6300, provides investment management services to client discretionary accounts with assets totaling approximately $211.5 billion as of March 31, 2019.

Brandes, located at 11988 El Camino Real, San Diego, California 92130, is 100% beneficially owned by senior professionals of the firm. As of May 31, 2019, firm-wide assets under management were $24.5 billion.

9.The section titled "Portfolio Managers" on page 20-22 hereby is amended to remove references to portfolio managers who are members of Victory Capital's Expedition Partners investment franchise and to include the following:

Sophus Capital

Michael Reynal is the Chief Investment Officer of Sophus Capital. From 2012 to 2016, he was with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Before joining RS Investments, he was a portfolio manager for Principal Global Investors where he led the emerging markets team, encompassing markets in Asia, Latin America, Eastern Europe, the Middle East, and Africa. He also oversaw both diversified emerging markets portfolios and specialized regional Asian equity strategies. Previously, Mr. Reynal was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group

5

Inc. in New York. Mr. Reynal also spent four years with Paribas Capital Markets in New York in international equities and three years with Barclays de Zoete Wedd in London focusing on Latin American equities.

Tony Chu is a portfolio manager of Sophus Capital. From 2012 to 2016, he was an analyst on the emerging markets team with RS Investments (Hong Kong) Limited, which was acquired by Victory Capital in 2016. Prior to joining RS Investments (Hong Kong) Limited, he was a portfolio manager and analyst for Principal Global Investors where he specialized in the analysis of Hong Kong and Chinese companies. He also co-managed Hong Kong equity portfolios. Previously, Mr. Chu was an equities research analyst and associate portfolio manager with the Greater China team at INVESCO Hong Kong for five years. He also spent two years with AMP Ltd. in Sydney, Australia. Mr. Chu is a CFA® charterholder.

Maria Freund has is a portfolio manager of Sophus. She joined Victory Capital in 2016 in connection with Victory Capital's acquisition of RS Investments. At RS Investments she was an emerging markets analyst. Prior to joining RS Investments in 2012, she was an analyst at Principal Global Investors for the emerging markets team. Previously, she was an analyst at Principal Global Investors for the international developed team, having joined the firm in 2003. Ms. Freund is a CFA® charterholder.

Trivalent

Robert D. Cerow is an Equity Analyst of Trivalent and has been with Victory Capital since 2014. From 2007-2014, Mr. Cerow was an Equity Analyst of Munder Capital Management, which was acquired by Victory Capital in 2014. Mr. Cerow is a CFA® charterholder.

John W. Evers is a Senior Portfolio Manager of Trivalent and has been with Victory Capital since 2014. From

2007-2014, Mr. Evers was a Senior Portfolio Manager of Munder Capital Management, which was acquired by Victory Capital in 2014. Mr. Evers is a CFA® charterholder.

Victory Solutions

Mannik S. Dhillon serves as President, VictoryShares and Solutions, for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since July 2019. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on pages 22-23 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 26 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

6

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 27 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 30 hereby is amended to reflect "Contacting the USAA Funds."

16.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

17.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 32 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

18.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 33 hereby is deleted.

19.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 38-40 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99503-0719

7

USAA GLOBAL EQUITY INCOME FUND

Fund Shares (UGEIX) and Institutional Shares (UIGEX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Global Equity Income Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.
	Shares	Shares
Management Fee	0.50%(a)	0.50%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.61%	0.73%
Total Annual Fund Operating Expenses	1.11%(b)	1.23%(b)
Fee Waiver/Reimbursement	(0.11%)	(0.33%)
Total Annual Fund Operating Expenses after Reimbursement	1.00%(c)	0.90%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.00% of the Fund Shares and 0.90% of the Institutional Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$102	$330	$590	$1,331
Inst. Shares	$92	$323	$610	$1,429

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2019

6.The heading at the top of page 8 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the Q&A "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy" on page 9 hereby is deleted and replaced with the following:

The Adviser seeks to create a diversified portfolio of stocks that pay a dividend with superior dividend growth potential that emphasize certain investment factors such as quality, value, and momentum through quantitative analysis. The Adviser uses quantitative analysis to identify companies that generally meet one of the following criteria: trade at attractive valuations, exhibit positive momentum, and/or have strong and stable profitability.

The Adviser uses quantitative analysis to allocate exposure to factors in an attempt to take advantage of opportunities and limit the amount of risk any individual factor contributes to the Fund. The Adviser may engage in active and frequent trading of portfolio holdings. The strategy will sell an investment if the above- mentioned attributes are not compelling as compared to those of another investment choice.

2

8.The disclosure under the section titled "Fund Management" on pages 15-17 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's semiannual report to shareholders for the period ended September 30.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. The Victory Solutions platform is responsible for the day-to-day investment management of the Fund.

For the fiscal year ended March 31, 2019, AMCO was paid an investment management fee comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.50% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance of the respective share class relative to the performance of a Lipper Index over the performance period. The performance adjustment for each class is calculated monthly by comparing the Fund's performance to that of the Lipper Global Equity Income Funds Index, which measures the Fund's performance to that of the Lipper Global Equity Income Funds category. This category includes funds that seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities of domestic and foreign securities. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 100 to 400	+/- 4
+/- 401 to 700	+/-5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Equity Income Funds Index over that period, even if the Fund had overall negative returns during the performance period.

3

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 1.00% of the Fund Shares and 0.90% of the Institutional Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services), provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of using such authority, to use a "manager-of- managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

9.The disclosure under the section titled "Portfolio Managers" on page 17 hereby is deleted in its entirety and replaced with the following:

Mannik S. Dhillon, CFA, CAIA, President, VictoryShares and Solutions, has co-managed the Fund since July

2019. Mr. Dhillon served as Victory Capital's Head of Investment Solutions, Product, and Strategy from 2015-2017. He served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements from 2010-2015. Mr. Dhillon is a Chartered Financial Analyst (CFA) and Chartered Alternative Investment Analyst Analyst (CAIA).

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since July 2019. Mr. Latif has 20 years of investment management experience, 10 years of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on pages 17-18 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

4

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 20 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 22 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 24 hereby is amended to reflect "Contacting the USAA Funds."

16.The subsection titled "Fax" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 25 hereby is deleted.

17.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

18.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 26 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

19.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 27 hereby is deleted.

20.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 31-33 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99492-0719

6

USAA GLOBAL MANAGED VOLATILITY FUND

Fund Shares (UGMVX) and Institutional Shares (UGOFX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Global Managed Volatility Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.
	Shares	Shares
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.58%	0.14%
Acquired Fund Fees and Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	1.35%(a)	0.91%(a)
Fee Waiver/Reimbursement	(0.28%)	(0.04%)
Total Annual Fund Operating Expenses after Reimbursement	1.07%(b)	0.87%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.90% of the Fund's Shares and 0.70% of the Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's managing fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$109	$400	$713	$1,600
Inst. Shares	$89	$286	$500	$1,116

4. The last paragraph under the section titled "Principal Risks" on page 5 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 7-

8 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since June 2012
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since March 2016

6.The heading at the top of page 10 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the section titled "Fund Management" on pages 21-22 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

2

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's semiannual report to shareholders for the period ended June 30.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. The Victory Solutions platform is responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.60% of the Fund's average daily net assets. For the fiscal year ended December 31, 2018, AMCO was paid the investment management fee.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.90% of the Fund Shares and 0.70% of the Institutional Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services), provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of using such authority, to use a "manager-of- managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

8.The disclosure under the section titled "Portfolio Managers" on page 23 hereby is deleted in its entirety and replaced with the following:

Mannik S. Dhillon serves as President, VictoryShares and Solutions, for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Funds since June 2012. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

Lance Humphrey, CFA, Portfolio Manager, VictoryShares and Solutions, has co-managed the Funds since March 2016. Mr. Humphrey has 13 years of investment management experience, 12 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of San Antonio.

3

9.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 23 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

10.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 26 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

11.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

12.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

13.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 27 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

14.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 29 hereby is amended to reflect "Contacting the USAA Funds."

15.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

16.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 31 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

17.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 33 hereby is deleted.

18.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 37-38 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

4

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99492-0719

5

USAA GOVERNMENT SECURITIES FUND

Fund Shares (USGNX), Institutional Shares (UIGSX),

Adviser Shares (UAGNX), and R6 Shares (URGSX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Government Securities Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.13%(a)	0.13%(a)	0.13%(a)	0.13%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.35%	0.26%	0.53%	0.51%
Total Annual Fund Operating Expenses	0.48%	0.39%	0.91%(b)	0.64%
Fee Waiver/Reimbursement	N/A	N/A	(0.16%)	(0.29%)
Total Annual Fund Operating Expenses
after Reimbursement	0.48%(c)	0.39%(c)	0.75%(c)	0.35%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.48% of the Fund Shares, 0.39% of the Institutional Shares, 0.75% of the Adviser Shares, and 0.35% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table found on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$49	$154	$269	$604
Inst. Shares	$40	$125	$219	$493
Adviser Shares	$77	$257	$472	$1,089
R6 Shares	$36	$145	$298	$742

4.The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 6-

7 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
James F. Jackson Jr.	Senior Portfolio Manager	Since July 2019
R. Neal Graves	Senior Portfolio Manager	Since October 2013

6.The heading at the top of page 9 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the section titled "Fund Management" on pages 15-17 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC").

2

As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's annual report to shareholders for the period ended May 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments is the investment franchise responsible for the day-to day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.125% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance of the respective share class relative to the performance of a Lipper Index over the performance period. The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper Intermediate U.S. Government Funds Index, which measures the total return performance of funds tracked by Lipper that invest at least 65% of fund assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to 10 years. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2020, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/-5
+/- 101 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended May 31, 2018, AMCO was paid the base investment management fee for all share classes and a performance adjustment for the Adviser Shares. The performance adjustment decreased the base investment management fee of 0.125% by 0.04% for the Adviser Shares, and did not affect the base investment management fee for the Fund Shares, Institutional Shares, and R6 Shares.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.48% of the Fund Shares, 0.39% of the Institutional Shares, 0.75% of the Adviser Shares, and 0.35% of the

3

R6 Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or

(b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of using such authority, to use a "manager-of- managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

8.The reference to Donna J. Baggerly under the section titled "Portfolio Managers" on page 17 hereby is deleted. As of the date of this supplement, Ms. Baggerly will no longer manage the Fund.

9.The disclosure under the section titled "Portfolio Managers" on page 17 hereby is deleted in its entirety and replaced with the following:

James F. Jackson Jr, CFA, Victory Capital Senior Portfolio Manager and Head of Fixed Income Portfolio Management–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Jackson has 19 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan and a B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

R. Neal Graves, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since October 2013. Mr. Graves has 25 years of finance related experience including 19 years of investment management experience with AMCO, which was acquired by the Adviser's parent company in 2019. Education: Master's in professional accounting, University of Texas at Austin and a B.B.A., University of Texas at Austin. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

10.The first paragraph listed under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 18 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

4

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 22 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 23 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 26 hereby is amended to reflect "Contacting the USAA Funds."

16.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

17.The disclosure found under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 28 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

18.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 29 hereby is deleted.

19.The second paragraph under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 34-35 hereby is deleted in its entirety and replaced with the following:

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99507-0719

5

USAA GROWTH & INCOME FUND

Fund Shares (USGRX), Institutional Shares (UISGIX),

and Adviser Shares (USGIX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Growth & Income Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	0.60%(a)	0.60%(a)	0.60%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.28%	0.24%	0.35%
Total Annual Fund Operating Expenses	0.88%	0.84%	1.20%
Fee Waiver/Reimbursement	N/A	N/A	(0.05%)
Total Annual Fund Operating Expenses after	0.88%(b)	0.84%(b)	1.15%(b)
Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.88% of the Fund Shares, 0.84% of the Institutional Shares, and 1.15% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$90	$281	$488	$1,084
Inst. Shares	$86	$268	$466	$1,037
Adviser Shares	$117	$371	$650	$1,445

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser," "Subadviser," and "Portfolio Managers" on pages 5-6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's RS Investments Growth ("RS Growth") investment franchise and its Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss was a subadviser to the Fund.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Scott Tracy	Chief Investment Officer, RS Growth	Since July 2019
Stephen J. Bishop	Portfolio Manager, RS Growth	Since July 2019
Melissa Chadwick-Dunn	Portfolio Manager, RS Growth	Since July 2019
Christopher Clark	Portfolio Manager, RS Growth	Since July 2019
Paul Leung	Portfolio Manager, RS Growth	Since July 2019
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2019

6.The heading at the top of page 8 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure referencing AMCO under the Q&A "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy" on page 9 hereby is deleted in its entirety and replaced with the following:

2

RS Growth

RS Growth employs both fundamental analysis and quantitative screening in seeking to identify companies it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on RS Growth's expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

Victory Solutions

The Adviser seeks to create a diversified portfolio of stocks that pay a dividend with superior dividend growth potential that emphasize certain investment factors such as quality, value, and momentum through quantitative analysis. The Adviser uses quantitative analysis to identify companies that generally meet one of the following criteria: trade at attractive valuations, exhibit positive momentum, and/or have strong and stable profitability.

The Adviser uses quantitative analysis to allocate exposure to factors in an attempt to take advantage of opportunities and limit the amount of risk any individual factor contributes to the Fund. The Adviser may engage in active and frequent trading of portfolio holdings. The strategy will sell an investment if the above- mentioned attributes are not compelling as compared to those of another investment choice.

8.The disclosure under the section titled "Fund Management" on pages 13-15 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's annual report to shareholders for the period ended July 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. RS Investments Growth, a Victory Capital investment franchise, and its Victory Solutions platform are responsible for the day-to day investment management of the Fund.

The investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.60% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class of the Fund on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of the Lipper Multi-Cap Core Funds Index, which tracks the total return performance of funds within the Lipper Multi-Cap Core Funds category. This category includes funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have been between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Composite 1500® Index. These funds typically have an average price-to- earnings ratio, price-to-book ratio, and three-year sales per share growth value, compared to the S&P Composite

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1500® Index. The performance period for Fund Shares and Adviser Shares consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 100 to 400	+/- 4
+/- 401 to 700	+/-5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended July 31, 2018, AMCO was paid the base investment management fee (0.60%) for all share classes no share class incurred a performance adjustment.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.88% of the Fund Shares, 0.84% of the Institutional Shares, and 1.15% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of using such authority, to use a "manager-of- managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

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9.The subsections titled "AMCO" and "BHMS" under the section titled "Portfolio Managers" on page

16 hereby is deleted in its entirety and replaced with the following:

RS Growth

Scott Tracy is Chief Investment Officer of the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Tracy began his investment career in 1997 and has been a member of the RS Growth team since 2001. Previously, he spent three years at Shoreline Investment Management, where his research focus included technology and industrial companies. Mr. Tracy holds a B.A. in history from Trinity College and an M.B.A. from the University of California, Berkeley. He is a CFA® charterholder.

Stephen J. Bishop is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Bishop began his investment career in 1992 and joined the RS Growth team in 1996 as a research analyst primarily covering the Information Technology sector. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of Dean Witter Reynolds Inc. Mr. Bishop earned a B.A. from the University of Notre Dame and an M.B.A. from Harvard Business School.

Melissa Chadwick-Dunn is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Ms. Chadwick-Dunn began her investment career in 1992 and joined the RS Growth team in 2001. Previously, she was an equity analyst at Putnam Investments covering international small-cap stocks. Ms. Chadwick-Dunn holds a B.A. in economics, an M.A. in international relations from the University of Chicago, and an M.B.A. from the Wharton School of the University of Pennsylvania.

Christopher Clark is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Clark has been a member of RS Growth Team since joining the firm in May 2007. Before joining the RS Growth team in 2007, he was a research associate at TIAACREF for three years, where he focused on global portfolio management and the health care sector. Prior to that he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark holds a B.A. in economics from the University of Virginia. Mr. Clark is a CFA® charterholder.

Paul Leung is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Leung began his investment career in 1999 and joined the RS Growth team in 2012 as an analyst primarily covering the technology sector. Before joining the firm in 2012, he was a senior investment analyst at Ashfield Capital Partners, where he focused on the technology sector. Previously, he was a sector manager and research analyst at Sterling Johnston Capital Management for the technology, media and telecom sectors. Mr. Leung holds a B.S. in applied economics and business management from Cornell University. Mr. Leung is a CFA® charterholder.

Victory Solutions

Mannik S. Dhillon serves as President, VictoryShares and Solutions, for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since July 2019. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 17 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

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11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 20 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on pages 21-22 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 24 hereby is amended to reflect "Contacting the USAA Funds."

16.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

17.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 26 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

18.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 27 hereby is deleted.

19.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 32-34 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99479-0719

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USAA GROWTH AND TAX STRATEGY FUND (USBLX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Growth and Tax Strategy Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%(a)
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.61%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.61% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$61	$195	$340	$762

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 6-

7 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's USAA Investments investment franchise and its Victory Solutions platform. Northern Trust Investments, Inc. ("NTI") will continue to serve as a subadviser to manage all or a portion of the Fund. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
John C. Bonnell, CFA	Senior Portfolio Manager	Since March 2010
Regina G. Conklin, CFA, CPA	Senior Portfolio Manager	Since July 2019
Andrew Hattman, CFA, CAIA	Portfolio Manager	Since July 2019
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2019
Jacob C. Weaver, CFA	Senior Vice President, NTI	Since June 2012
Mary Lukic	Senior Vice President, NTI	Since June 2019

6.The heading at the top of page 9 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the Q&A "How are the decisions to buy and sell stocks made?" under the section titled "More Information on the Fund's Investment Strategy" on page 14 hereby is amended to include the following:

In making investment decisions for the Fund, Victory Solutions will invest the Fund's assets allocated to it in a portfolio of securities that is customized to the Fund. Taking into consideration the holdings selected by the Fund's other investment managers, Victory Solutions will customize its portion of the Fund's assets to achieve one or more investment outcomes for the Fund as a whole, such as to seek potential alpha enhancement, adherence to the Fund's investment objective and/or risk mitigation.

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8.The disclosure under the section titled "Fund Management" on pages 19-21 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory and Subadvisory Agreements is available in the Fund's annual report to shareholders for the period ended May 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital investment franchise, and its Victory Solutions platform are responsible for the day-to day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.30% of the Fund's average daily net assets.

The performance adjustment is calculated on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance of the Fund relative to the performance of a Composite Index over the performance period. The Composite Index is comprised of 51% of the Lipper General Municipal Bond Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The Lipper General Municipal Bond Funds Index measures the total return performance of the largest funds tracked by Lipper that invest at least 65% of their assets in municipal debt issues in the top four credit categories. The Lipper Large-Cap Core Funds Index measures the total return performance of the funds tracked by Lipper that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index. The performance period for the Fund consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/-5
+/- 101 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

3

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the composite index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended May 31, 2018, AMCO was paid the base investment management fee (0.30%) and the performance adjustment. The performance adjustment increased the base investment management fee of 0.30% by 0.01%.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.61% through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund uses a "manager-of-managers" structure. The Adviser is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser monitors each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also is responsible for determining how the Fund's assets should be allocated to the subadviser(s). The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Adviser can change the allocations without shareholder approval.

The Adviser has entered into an Investment Subadvisory Agreement with NTI, located at 50 S. LaSalle Street, Chicago, Illinois 60603. NTI, a subsidiary of Northern Trust Corporation, is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. NTI is compensated directly by the Adviser and not by the Fund.

Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. As of June 30, 2018, Northern Trust Corporation, through its subsidiaries, had assets under custody of $8.10 trillion and assets under investment management of $1.15 trillion.

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9.The subsection referencing AMCO under the section titled "Portfolio Managers" on page 21 hereby is deleted in its entirety and replaced with the following:

USAA Investments

John C. Bonnell, CFA, Victory Capital Senior Portfolio Manager-USAA Investments, A Victory Capital Investment Franchise, has managed the Fund since March 2010. Mr. Bonnell has 30 years of investment management experience, 25 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Regina G. Conklin, CFA, CPA, Victory Capital Senior Portfolio Manager-USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Ms. Conklin has 24 years of investment management experience, and has worked 28 years with AMCO, which was acquired by the Adviser's parent company in 2019. Ms. Conklin is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Andrew Hattman, CFA, CAIA, Victory Capital Portfolio Manager-USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Hattman has eight years of investment management experience, all of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds the CFA and CAIA designation.

Victory Solutions

Mannik S. Dhillon serves as President, VictoryShares and Solutions for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions for Victory Capital has co-managed the fund since July 2019. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

10.The reference to Christopher A. Fronk under the subsection titled "NTI" under the section titled "Portfolio Managers" on page 22 hereby is deleted and replace with the following:

Mary Lukic is a Senior Vice President of NTI where she is responsible for the management of various equity and equity index portfolios. Ms. Lukic joined NTI in 2006 and is a member of the quantitative management group for quantitative equity strategies. She has managed the Blue Chip Stocks investment category of the Fund since June 2019.

11.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 22 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

12.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 25 hereby is deleted and replaced with the following:

5

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

13.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

14.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

15.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 26 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

16.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 27 hereby is amended to reflect "Contacting the USAA Funds."

17.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

18.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 31 hereby is deleted.

19.The second, third, seventh, and eighth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 34-35 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99502-0719

6

USAA GROWTH FUND

Fund Shares (USAAX) and Institutional Shares (UIGRX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Growth Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table found on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.
	Shares	Shares
Management Fee	0.65%(a)	0.65%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.27%	0.23%
Total Annual Fund Operating Expenses	0.92%(b)(c)	0.88%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.92% of the Fund's Shares and 0.88% of the Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$94	$293	$509	$1,131
Inst. Shares	$90	$281	$488	$1,084

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 5-

6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's NewBridge Asset Management ("NewBridge") and RS Investments Growth ("RS Growth") investment franchises and its Victory Solutions platform. Renaissance Investment Management ("Renaissance") and Loomis, Sayles & Company, L.P. ("Loomis Sayles") will continue to serve as subadvisers to manage all or a portion of the Fund. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

	Title	Tenure with the
Fund
Eric F. Maronak	Chief Investment Officer of NewBridge	Since July 2019
Jason E. Dahl	Senior Portfolio Manager/Analyst of NewBridge	Since July 2019
Scott R. Kefer	Senior Portfolio Manager/Analyst of NewBridge	Since July 2019
Michael B. Koskuba	Senior Portfolio Manager/Analyst of NewBridge	Since July 2019
Scott Tracy	Chief Investment Officer of the RS Growth team	Since July 2019
Stephen J. Bishop	Portfolio Manager of the RS Growth team	Since July 2019
Melissa Chadwick-Dunn	Portfolio Manager of the RS Growth team	Since July 2019
Christopher Clark	Portfolio Manager of the RS Growth team	Since July 2019
Paul Leung	Portfolio Manager of the RS Growth team	Since July 2019
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2019
Aziz V. Hamzaogullari	Chief Investment Officer and founder of the	Since June 2010
Growth Equity Strategies Team, Loomis Sayles
Michael E. Schroer	Managing Partner & Chief Investment Officer,	Since December 2007
Renaissance
Andy Eng	Senior Research Analyst, Renaissance	Since October 2016

2

6.The heading at the top of page 8 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the Q&A "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy" on pages 8-10 hereby is amended to include the following:

NewBridge

In making investment decisions for the Fund, NewBridge will invest the Fund's assets allocated to it in stocks of approximately 25-35 companies that have exhibited faster-than-average earnings growth over the past few years and are expected to continue to show high levels of earnings growth. From time to time, NewBridge may focus its investments in companies in one or more economic sectors, including the information technology sector.

RS Growth

RS Growth employs both fundamental analysis and quantitative screening in seeking to identify companies it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on RS Growth's expectation of the potential reward relative to the risk of each security based in part on its proprietary earnings calculations.

Victory Solutions

In making investment decisions for the Fund, Victory Solutions will invest the Fund's assets allocated to it in a portfolio of securities that is customized to the Fund. Taking into consideration the holdings selected by the Fund's other investment managers, Victory Solutions will customize its portion of the Fund's assets to achieve one or more investment outcomes for the Fund as a whole, such as to seek potential alpha enhancement, adherence to the Fund's investment objective and/or risk mitigation.

8.The disclosure under the section titled "Fund Management" on pages 15-17 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory and Subadvisory Agreements is available in the Fund's annual report to shareholders for the period ended July 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. NewBridge Asset Management and RS Investments Growth, Victory Capital investment franchises, and its Victory Solutions platform are responsible for the day-to-day investment management of the Fund.

3

The Fund's investment management is fee comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.65% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of funds within the Lipper Large-Cap Growth Funds category. This category includes funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Composite 1500 Index. Large-cap growth funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 100 to 400	+/- 4
+/- 401 to 700	+/-5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended July 31, 2018, AMCO was paid the base investment management fee (0.65%) for each share class and a performance adjustment for each share class. The performance adjustment increased the base investment management fee of 0.65% by 0.02% for the Fund Shares and 0.01% for the Institutional Shares.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.92% of the Fund Shares and 0.88% of the Institutional Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

4

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund uses a "manager-of-managers" structure. The Adviser is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser monitors each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also is responsible for determining how the Fund's assets should be allocated to the subadviser(s). The allocation for each subadviser can range from 0% to 100%of the Fund's assets, and the Adviser can change the allocations without shareholder approval.

The Adviser has entered into Investment Subadvisory Agreements with Loomis Sayles and Renaissance, under which Loomis Sayles and Renaissance each provide day-to-day discretionary management of a portion of the Fund's assets attributed to them in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Board and the Adviser. Loomis Sayles and Renaissance are compensated directly by the Adviser and not by the Fund.

Loomis Sayles is a Delaware limited partnership owned by Natixis Investment Managers, L.P. (formerly Natixis Global Asset Management, L.P.) ("Natixis LP") Natixis LP is part of Natixis Investment Managers (formerly Natixis Global Asset Management), an international asset management group based in Paris, France. Natixis Investment Managers is principally owned by BPCE, France's second-largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d' Epargne regional savings banks and the Banque Populaire regional cooperative banks.

Loomis Sayles is headquartered at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles has served the needs of institutional, high-net-worth, and mutual fund clients for more than 80 years and as of May 31, 2019, managed $279 billion in client assets.

Renaissance Investment Management, located at 50 E. River Center Boulevard, Suite 1200, Covington, Kentucky 41011, is an investment advisor that has specialized in growth equity management since 1978. Renaissance is majority owned by Affiliated Managers Group, Inc., a publicly traded asset management company. As of May 31, 2019, Renaissance had approximately $978 million in assets under management.

9.The disclosure under the section titled "Portfolio Managers" on pages 17-18 hereby is amended to include the following:

NewBridge

Erick F. Maronak is the Chief Investment Officer of NewBridge and has been associated with Victory Capital or an affiliate since 1999.

Jason E. Dahl is a Senior Portfolio Manager/Analyst of NewBridge and has been associated with Victory Capital or an affiliate since 1999. Mr. Dahl is a CFA® charterholder.

Scott R. Kefer is a Senior Portfolio Manager/Analyst of NewBridge and has been associated with Victory Capital or an affiliate since 1999. Mr. Kefer is a CFA® charterholder.

Michael B. Koskuba is a Senior Portfolio Manager/Analyst of NewBridge and has been associated with Victory Capital or an affiliate since 1999.

RS Growth

Scott Tracy is Chief Investment Officer of the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Tracy began his investment career in 1997 and has been a member of

5

the RS Growth team since 2001. Previously, he spent three years at Shoreline Investment Management, where his research focus included technology and industrial companies. Mr. Tracy holds a B.A. in history from Trinity College and an M.B.A. from the University of California, Berkeley. He is a CFA® charterholder.

Stephen J. Bishop is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Bishop began his investment career in 1992 and joined the RS Growth team in 1996 as a research analyst primarily covering the Information Technology sector. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of Dean Witter Reynolds Inc. Mr. Bishop earned a B.A. from the University of Notre Dame and an M.B.A. from Harvard Business School.

Melissa Chadwick-Dunn is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Ms. Chadwick-Dunn began her investment career in 1992 and joined the RS Growth team in 2001. Previously, she was an equity analyst at Putnam Investments covering international small-cap stocks. Ms. Chadwick-Dunn holds a B.A. in economics, an M.A. in international relations from the University of Chicago, and an M.B.A. from the Wharton School of the University of Pennsylvania.

Christopher Clark is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Clark has been a member of RS Growth Team since joining the firm in May 2007. Before joining the RS Growth team in 2007, he was a research associate at TIAACREF for three years, where he focused on global portfolio management and the health care sector. Prior to that he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark holds a B.A. in economics from the University of Virginia. Mr. Clark is a CFA® charterholder.

Paul Leung is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Leung began his investment career in 1999 and joined the RS Growth team in 2012 as an analyst primarily covering the technology sector. Before joining the firm in 2012, he was a senior investment analyst at Ashfield Capital Partners, where he focused on the technology sector. Previously, he was a sector manager and research analyst at Sterling Johnston Capital Management for the technology, media and telecom sectors. Mr. Leung holds a B.S. in applied economics and business management from Cornell University. Mr. Leung is a CFA® charterholder.

Victory Solutions

Mannik S. Dhillon serves as President, VictoryShares and Solutions, for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since July 2019. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 18 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 21 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

6

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the section titled "Fund Shares" under the subsection titled "Redeeming Shares" on page 22 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 24 is amended to reflect "Contacting the USAA Funds."

16.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 26 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

17.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

18.The reference to the USAA Giving Fund in the third bullet under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" on page 28 hereby is deleted.

19.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 32-34 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

7

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99478-0719

8

USAA HIGH INCOME FUND

Fund Shares (USHYX), Institutional Shares (UIHIX),

Adviser Shares (UHYOX), and R6 Shares (URHIX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA High Income Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Shareholder Fees Table on page 1 hereby is deleted in its entirety and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

Fund	Inst.	Adviser	R6
Shares	Shares	Shares	Shares
None	None	None	None

3.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.50%(a)	0.50%(a)	0.50%(a)	0.50%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.33%	0.23%	0.42%	0.42%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.00%
Total Annual Fund Operating Expenses	0.85%(b)(c)	0.75%(b)(c)	1.19%(b)(c)	0.92%(b)(c)
Fee Waiver/Reimbursement	N/A	N/A	(0.17%)	(0.27%)
Total Annual Fund Operating Expenses
after Reimbursement	0.85%(d)	0.75%(d)	1.02%(d)	0.65%(d)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(d)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.85% of the Fund Shares, 0.75% of the Institutional Shares, 1.02% of the Adviser Shares, and 0.65% of the R6 Shares, through at least June 30, 2021.

The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

4.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$87	$271	$471	$1,049
Inst. Shares	$77	$240	$417	$930
Adviser Shares	$104	$343	$621	$1,412
R6 Shares	$66	$238	$455	$1,080

5.The last paragraph under the section titled "Principal Risks" on page 5 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

6.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 7-

8 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Julianne Bass, CFA	Senior Portfolio Manager	Since January 2007
Kurt Daum	Senior Portfolio Manager	Since November 2016
John Spear	Senior Portfolio Manager	Since November 2016

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James F. Jackson Jr.	Senior Portfolio Manager	Since July 2019
R. Neal Graves	Senior Portfolio Manager	Since July 2019

7.The heading at the top of page 10 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

8.The disclosure under the section titled "Fund Management" on pages 25-27 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's annual report to shareholders for the period ended July 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.50% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund on monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of the Lipper High Yield Bond Funds Index, which tracks the total return performance of funds within the Lipper High Yield Funds category. This category includes funds that aim at high (relative) current yield from fixed-income securities, has no quality or maturity restrictions, and tends to invest in lower-grade debt issues. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/-5
+/- 101 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years).

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The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper High Yield Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended July 31, 2018, AMCO was paid the base investment management fee (0.50%) for each share class and the performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares. The performance adjustment decreased the base investment management fee of 0.50% by 0.02% for the Fund Shares and 0.01% for the Institutional Shares, 0.04% for the Adviser Shares, and no impact on the R6 Shares.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.83% of the Fund Shares, 0.73% of the Institutional Shares, 1.00% of the Adviser Shares, and 0.65% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or

(b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of utilizing such authority, to use a "manager- of-managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

9.The disclosure under the section titled "Portfolio Managers" on pages 27-28 hereby is deleted in its entirety and replaced with the following:

Julianne Bass, CFA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since January 2007. Ms. Bass has 31 years of investment management experience including 19 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at Austin; M.B.A., University of Houston. She holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Kurt Daum, J.D., Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since November 2016. Mr. Daum has 17 years of investment management experience including five with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at Austin; J.D., University of Texas School of Law.

John Spear, CFA, Victory Capital Senior Portfolio Manager and Chief Investment Officer–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since November 2016. He has 32 years of

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investment management experience including 21 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., Western Illinois University. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

James F. Jackson Jr, CFA, Victory Capital Senior Portfolio Manager and Head of Fixed Income Portfolio Management–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Jackson has 19 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan and a B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

R. Neal Graves, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Graves has 25 years of finance related experience including 19 years of investment management experience with AMCO, which was acquired by the Adviser's parent company in 2019. Education: Master's in professional accounting, University of Texas at Austin and a B.B.A., University of Texas at Austin. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

10.The first paragraph listed under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 28 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 32 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 33 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 36 hereby is amended to reflect "Contacting the USAA Funds."

16.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

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17.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 38 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

18.The disclosure under the subsection titled "Short-Term Redemption Fees" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 38 hereby is deleted.

19.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 40 hereby is deleted.

20.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 45-47 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99486-0719

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USAA INCOME STOCK FUND

Fund Shares (USISX), Institutional Shares (UIISX),

and R6 Shares (URISX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Income Stock Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.	R6
	Shares	Shares	Shares
Management Fee	0.50%(a)	0.50%(a)	0.50%(a)
Distribution and/or Service (12b-1) Fee	None	None	None
Other Expenses	0.26%	0.22%	0.40%
Total Annual Fund Operating Expenses	0.76%	0.72%	0.90%
Fee Waiver/Reimbursement	N/A	N/A	(0.25%)
Total Annual Fund Operating Expenses after Reimbursement	0.76%(b)	0.72%(b)	0.65%(b)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.76% of the Fund Shares, 0.72% of the Institutional Shares, and 0.65% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$78	$243	$422	$942
Inst. Shares	$74	$230	$401	$894
R6 Shares	$66	$236	$448	$1,061

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 6-

7 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's Victory Solutions platform. Epoch Investment Partners, Inc. ("Epoch") will continue to serve as a subadviser to manage all or a portion of the Fund. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2019
Michael A. Welhoelter, CFA	Managing Director, Portfolio Manager, and Co-	Since January 2010
Chief Investment Officer, Epoch
John Tobin, Ph.D., CFA	Managing Director, Portfolio Manager, and Senior	Since October 2013
Research Analyst, Epoch
Kera Van Valen, CFA	Managing Director, Portfolio Manager, and Senior	Since October 2013
Research Analyst, Epoch
William W. Priest, CFA	Chief Executive Officer, Co-Chief Investment	Since January 2010
Officer, and Portfolio Manager, Epoch

6.The heading at the top of page 9 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

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7.The paragraph referencing AMCO under the Q&A "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy" on pages 9-

10 hereby is deleted in its entirety and replaced with the following:

The Adviser seeks to create a diversified portfolio of stocks that pay a dividend with superior dividend growth potential that emphasize certain investment factors such as quality, value, and momentum through quantitative analysis. The Adviser uses quantitative analysis to identify companies that generally meet one of the following criteria: trade at attractive valuations, exhibit positive momentum, and/or have strong and stable profitability.

The Adviser uses quantitative analysis to allocate exposure to factors in an attempt to take advantage of opportunities and limit the amount of risk any individual factor contributes to the Fund. The Adviser may engage in active and frequent trading of portfolio holdings. The strategy will sell an investment if the above- mentioned attributes are not compelling as compared to those of another investment choice.

8.The disclosure under the section titled "Fund Management" on pages 15-17 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory and Subadvisory Agreements is available in the Fund's annual report to shareholders for the period ended July 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. The Victory Solutions platform is responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.50% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of the Lipper Equity Income Funds Index, which tracks the total return performance of funds within the Lipper Equity Income Funds category. This category includes funds that seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

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Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 100 to 400	+/- 4
+/- 401 to 700	+/-5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Equity Income Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended July 31, 2018, AMCO was paid the base investment management fee (0.50%) for each share class and the performance adjustment did not affect the base investment management fee for the Fund Shares, Institutional Shares, or R6 Shares.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.76% of the Fund Shares, 0.72% of the Institutional Shares, and 0.65% of the R6 Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of:

(a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund uses a "manager-of-managers" structure. The Adviser is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser monitors each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also is responsible for determining how the Fund's assets should be allocated to the subadviser(s). The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Adviser can change the allocations without shareholder approval.

The Adviser has entered into an Investment Subadvisory Agreement with Epoch, under which Epoch provides day- to-day discretionary management of a portion of the Fund's assets attributed to them in accordance with the Fund's

4

investment objective, policies, and restrictions, subject to the general supervision of the Board and the Adviser. Epoch is compensated directly by the Adviser and not by the Fund.

Epoch, located at 399 Park Avenue, New York, New York 10022, serves as a subadviser to the Fund. Epoch was founded in April 2004 as a Delaware corporation. As of March 31, 2019, the firm managed approximately $37.8 billion in assets.

9.The subsection referencing "AMCO" under the section titled "Portfolio Managers" on page 18 hereby is deleted in its entirety and replaced with the following:

Victory Solutions

Mannik S. Dhillon serves as President, VictoryShares and Solutions, for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since July 2019. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 19 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 23 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Fund Shares" under the subsection titled "Redeeming Shares" on page 24 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 27 is amended to reflect "Contacting the USAA Funds."

16.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

5

17.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 28 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

18.The reference to the USAA Giving Fund in the third bullet under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" on page 30 hereby is deleted.

19.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 34-36 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99481-0719

6

USAA INCOME FUND

Fund Shares (USAIX), Institutional Shares (UIINX),

Adviser Shares (UINCX), and R6 Shares (URIFX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Income Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.24%(a)	0.24%(a)	0.24%(a)	0.24%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.28%	0.22%	0.28%	0.34%
Total Annual Fund Operating Expenses	0.52%(b)	0.46%(b)	0.77%(b)	0.58%(b)
Fee Waiver/Reimbursement	N/A	N/A	N/A	(0.19%)
Total Annual Fund Operating Expenses
after Reimbursement	0.52%(c)	0.46%(c)	0.77%(c)	0.39%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.52% of the Fund Shares, 0.46% of the Institutional Shares, 0.77% of the Adviser Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table found on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$53	$167	$291	$653
Inst. Shares	$47	$148	$258	$579
Adviser Shares	$79	$246	$428	$954
R6 Shares	$40	$147	$285	$688

4.The last paragraph under the section titled "Principal Risks" on page 5 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 7-

8 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

	Title	Tenure with the
Fund
Julianne Bass, CFA	Senior Portfolio Manager	Since July 2012
Brian W. Smith	Senior Portfolio Manager	Since December 2013
John Spear	Senior Portfolio Manager	Since November 2016
Kurt Daum	Senior Portfolio Manager	Since November 2016
James F. Jackson Jr.	Senior Portfolio Manager	Since July 2019
R. Neal Graves	Senior Portfolio Manager	Since July 2019

6.The heading at the top of page 10 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

2

7.The disclosure under the section titled "Fund Management" on pages 20-22 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's annual report to shareholders for the period ended July 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.24% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class of the Fund on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of the Lipper A Rated Bond Funds Index, which tracks the total return performance of funds within the Lipper Corporate Debt Funds A Rated category. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/-5
+/- 101 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper A Rated Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended July 31, 2018, AMCO was paid the base investment management fee for each share class and a performance adjustment for the Institutional Shares and Adviser Shares. The performance adjustment

3

increased the base investment management fee of 0.24% by 0.01% for Institutional Shares and decreased the base investment management fee by 0.03% for the Adviser Shares and had no impact for the Fund Shares and R6 Shares.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.52% of the Fund Shares, 0.46% of the Institutional Shares, 0.77% of the Adviser Shares, and 0.39% of the R6 Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or

(b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of using such authority, to use a "manager-of- managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

8.The disclosure found under the section titled "Portfolio Managers" on page 22 hereby is deleted in its entirety and replaced with the following:

Julianne Bass, CFA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2012. Ms. Bass has 31 years of investment management experience including 19 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at Austin; M.B.A., University of Houston. She holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Brian W. Smith, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since December 2013. Mr. Smith has 19 years of investment management experience including 33 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at San Antonio; M.B.A., University of Texas at San Antonio. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

John Spear, CFA, Victory Capital Senior Portfolio Manager and Chief Investment Officer–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since November 2016. He has 32 years of investment management experience including 21 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., Western Illinois University. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Kurt Daum, J.D., Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since November 2016. Mr. Daum has 17 years of investment management experience including five with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at Austin; J.D., University of Texas School of Law.

4

James F. Jackson Jr, CFA, Victory Capital Senior Portfolio Manager and Head of Fixed Income Portfolio Management–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Jackson has 19 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan and a B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

R. Neal Graves, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Graves has 25 years of finance related experience including 19 years of investment management experience with AMCO, which was acquired by the Adviser's parent company in 2019. Education: Master's in professional accounting, University of Texas at Austin and a B.B.A., University of Texas at Austin. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

9.The first paragraph listed under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 23 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

10.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 27 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

11.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

12.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

13.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 27 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

14.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 31 hereby is amended to reflect "Contacting the USAA Funds."

15.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

16.The disclosure found under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 32 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

5

17.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 34 hereby is deleted.

18.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 39-41 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99480-0719

6

USAA INTERMEDIATE-TERM BOND FUND

Fund Shares (USIBX), Institutional Shares (UIITX),

Adviser Shares (UITBX), and R6 Shares (URIBX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Intermediate-Term Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.30%(a)	0.30%(a)	0.30%(a)	0.30%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.29%	0.22%	0.32%	0.49%
Total Annual Fund Operating Expenses	0.59%(b)	0.52%(b)	0.87%(b)	0.79%(b)
Fee Waiver/Reimbursement	N/A	N/A	N/A	(0.40%)
Total Annual Fund Operating Expenses
after Reimbursement	0.59%(c)	0.52%(c)	0.87%(c)	0.39%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.59% of the Fund Shares, 0.52% of the Institutional Shares, 0.87% of the Adviser Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$60	$189	$329	$738
Inst. Shares	$53	$167	$291	$653
Adviser Shares	$89	$278	$482	$1,073
R6 Shares	$40	$170	$358	$901

4.The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 6-

7 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

	Title	Tenure with the
Fund
Julianne Bass, CFA	Senior Portfolio Manager	Since January 2007
Brian W. Smith	Senior Portfolio Manager	Since December 2013
John Spear	Senior Portfolio Manager	Since November 2016
Kurt Daum	Senior Portfolio Manager	Since November 2016
James F. Jackson Jr.	Senior Portfolio Manager	Since July 2019
R. Neal Graves	Senior Portfolio Manager	Since July 2019

6.The heading at the top of page 9 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

2

7.The disclosure under the section titled "Fund Management" on pages 21-23 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's annual report to shareholders for the period ended July 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital investment franchise, is responsible for the day-to day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.50% of the first $50 million of average daily net assets, 0.40% of that portion of average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of average daily net assets in excess of $100 million. For the fiscal year ended July 31, 2018, the Fund's effective base investment management fee was 0.30% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of a Lipper index. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/-5
+/- 101 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Core Plus Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended July 31, 2018, AMCO was paid the effective base investment management fee (0.30%) for all share classes and a performance adjustment for each class of shares. The performance adjustment increased the

3

base investment management fee of 0.30% by 0.04% for the Fund Shares, 0.04% for the Institutional Shares, 0.03% for the Adviser Shares, and 0.01% for the R6 Shares.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.59% of the Fund Shares, 0.52% of the Institutional Shares, 0.87% of the Adviser Shares, and 0.39% of the R6 through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or

(b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of using such authority, to use a "manager-of- managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

8.The disclosure under the section titled "Portfolio Managers" on page 23 hereby is deleted in its entirety and replaced with the following:

Julianne Bass, CFA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since January 2007. Ms. Bass has 31 years of investment management experience including 19 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at Austin; M.B.A., University of Houston. She holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Brian W. Smith, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since December 2013. Mr. Smith has 19 years of investment management experience including 33 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at San Antonio; M.B.A., University of Texas at San Antonio. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

John Spear, CFA, Victory Capital Senior Portfolio Manager and Chief Investment Officer–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since November 2016. He has 32 years of investment management experience including 21 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., Western Illinois University. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Kurt Daum, J.D., Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since November 2016. Mr. Daum has 17 years of investment management experience including five with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at Austin; J.D., University of Texas School of Law.

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James F. Jackson Jr, CFA, Victory Capital Senior Portfolio Manager and Head of Fixed Income Portfolio Management–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Jackson has 19 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan and a B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

R. Neal Graves, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Graves has 25 years of finance related experience including 19 years of investment management experience with AMCO, which was acquired by the Adviser's parent company in 2019. Education: Master's in professional accounting, University of Texas at Austin and a B.B.A., University of Texas at Austin. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

9.The first paragraph listed under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 24 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

10.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 28 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

11.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

12.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

13.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 29 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

14.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 32 hereby is amended to reflect "Contacting the USAA Funds."

15.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

16.The following disclosure found under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 33 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

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17.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 35 hereby is deleted.

18.The second, sixth, and seventh paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 40-41 hereby are deleted in their entirety and replaced with the following:

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99487-0719

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USAA INTERNATIONAL FUND

Fund Shares (USIFX), Institutional Shares (UIIFX),

Adviser Shares (UAIFX), and R6 Shares (URITX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA International Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.31%	0.24%	0.42%	0.60%
Total Annual Fund Operating Expenses	1.06%(b)	0.99%(b)	1.42%(b)	1.35%(b)
Fee Waiver/Reimbursement	N/A	N/A	(0.07%)	(0.50%)
Total Annual Fund Operating Expenses	1.06%(c)	0.99%(c)	1.35%(c)	0.85%(c)
after Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.06% of the Fund Shares, 0.99% of the Institutional Shares, 1.35% of the Adviser Shares, and 0.85% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or

(b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$108	$337	$585	$1,294
Inst. Shares	$101	$315	$547	$1,213
Adviser Shares	$137	$435	$763	$1,690
R6 Shares	$87	$326	$641	$1,534

4.The fifth and sixth sentences of the second paragraph under the section titled "Principal Risks" on page 3 hereby are deleted in their entirety and replaced with the following:

In addition, to the extent the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

5.The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

6.The disclosures under the sections titled "Investment Adviser," "Subadvisers," and "Portfolio Managers" on pages 6-7 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's RS Investments Developed Markets ("RS Developed Markets") and Trivalent Investments ("Trivalent") investment franchises and its Victory Solutions platform. In addition, Lazard Asset Management LLC ("Lazard") and Wellington Management Company LLP ("Wellington Management") will continue to serve as subadvisers to manage all or a portion of the Fund. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser and Massachusetts Financial Services Company d/b/a MFS Investment Management was a subadviser to the Fund.

SUBADVISERS

Lazard Asset Management LLC ("Lazard")

Wellington Management Company LLP ("Wellington Management")

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PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
U-Wen Kok	Chief Investment Officer, RS Developed Markets	Since July 2019
Adam Mezan	Portfolio Manager, RS Developed Markets	Since July 2019
Peter S. Carpenter	Senior Portfolio Manager, Trivalent	Since July 2019
Jeffrey R. Sullivan	Senior Portfolio Manager, Trivalent	Since July 2019
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2019
Paul Moghtader, CFA	Managing Director, Portfolio Manager/Analyst,	Since August 2015
Lazard
Taras Ivanenko, CFA	Director, Portfolio Manager/Analyst, Lazard	Since August 2015
Ciprian Marin,	Director, Portfolio Manager/Analyst, Lazard	Since August 2015
Craig Scholl, CFA	Director, Portfolio Manager/Analyst, Lazard	Since August 2015
Susanne Willumsen	Managing Director, Portfolio Manager/Analyst,	Since August 2015
Lazard
James H. Shakin, CFA	Senior Managing Director and Equity Portfolio	Since August 2015
Manager, Wellington Management
Andrew M. Corry, CFA	Senior Managing Director and Equity Portfolio	Since August 2015
Manager, Wellington Management

7.The heading at the top of page 9 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

8.The disclosure under the Q&A "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy" on pages 10-11 hereby is amended to remove references to MFS as a subadviser and to include the following:

RS Developed Markets

RS Developed Markets employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. RS Developed Markets seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, and attractive valuations, and that enjoy favorable market sentiment. RS Developed Markets monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

Trivalent

Trivalent employs a bottom-up investment approach that emphasizes individual stock selection. Trivalent's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI ACWI ex USA Index, tends to have abelow-average price-to-earnings ratio and an above-average earnings growth trend. To ensure a diversified geographic portfolio, Trivalent invests in a minimum of ten countries. Investments may include small-, mid- and large-capitalization companies.

Victory Solutions

In making investment decisions for the Fund, Victory Solutions will invest the Fund's assets allocated to it in a portfolio of securities that is customized to the Fund. Taking into consideration the holdings selected by the Fund's

3

other investment managers, Victory Solutions will customize its portion of the Fund's assets to achieve one or more investment outcomes for the Fund as a whole, such as to seek potential alpha enhancement, adherence to the Fund's investment objective and/or risk mitigation.

9.The disclosure under the section titled "Fund Management" on pages 16-18 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory and Subadvisory Agreements is available in the Fund's annual report to shareholders for the period ended May 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. RS Developed Markets and Trivalent, Victory Capital investment franchises, and its Victory Solutions platform are responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.75% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of the Lipper International Funds Index. The Lipper International Funds Index tracks the total return performance of the funds within this category. This category includes funds that invest their assets in securities with primary trading markets outside of the United States. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 100 to 400	+/- 4
+/- 401 to 700	+/-5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper International Funds Index over that period, even if the Fund had overall negative returns during the performance period.

4

For the fiscal year ended May 31, 2018, AMCO was paid the base investment management fee (0.75%) for all share classes and a performance adjustment for the Fund Shares and Institutional Shares. The performance adjustment increased the base investment management fee of 0.75% by 0.02% for the Fund Shares, by 0.01% for the Institutional Shares, and did not affect the base investment management fee for the Adviser Shares. At May 31, 2018, the R6 Shares had not yet commenced operations.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 1.06% of the Fund Shares, 0.99% of the Institutional Shares, 1.35% of the Adviser Shares, and 0.85% R6 Shares, respectively, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund uses a "manager-of-managers" structure. The Adviser is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser monitors each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also is responsible for determining how the Fund's assets should be allocated to the subadviser(s). The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Adviser can change the allocations without shareholder approval.

The Adviser has entered into Investment Subadvisory Agreements with Lazard and Wellington Management under which each firm provides day-to-day discretionary management for a portion of the Fund's assets in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Board and the Adviser. Each subadviser is compensated directly by the Adviser and not by the Fund.

Lazard, located at 30 Rockefeller Plaza, New York, New York 10112-6300, provides investment management services to client discretionary accounts with assets totaling approximately $211.5 billion as of March 31, 2019.

Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the Wellington Management Group LLP, a Massachusetts limited liability partnership. As of March 31, 2019, Wellington Management had investment management authority with respect to approximately $1,072 billion in assets.

5

10.The section titled "Portfolio Managers" on page 19-20 hereby is amended to remove references to portfolio managers employed by MFS and to include the following:

RS Developed Markets

U-Wen Kok is the Chief Investment Officer of the RS Developed Markets team. From 2013 to 2016, she with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Before joining RS Investments, Ms. Kok was a portfolio manager at RBC Global Asset Management for its North American and Global equity products from January 2012 to October 2012. From August 2009 through May 2010, she provided portfolio management consulting services to BMO Asset Management. From 2001 to 2008, she was lead portfolio manager for two domestic active growth and value equity funds at Barclays Global Investors. For six years prior to that, Ms. Kok was a manager of Canadian quantitative active equity portfolios at the Ontario Teachers' Pension Plan Board. Ms. Kok is a CFA® charterholder.

Adam Mezan has been a member of the RS Developed Markets team since 2014. Prior to joining RS Investments in 2014, Mr. Mezan worked at Nomura Asset Management in London, covering global industrials and auto sectors. Previously, he worked at CIBC World Markets, performing fundamental research on North American business/ industrial services companies. Mr. Mezan holds a B.A. from Duke University and an M.B.A. from the University of Chicago. Mr. Mezan is a CFA® charterholder.

Trivalent

Peter S. Carpenter is a Senior Portfolio Manager of Trivalent. From 2007-2014, Mr. Carpenter was a Senior Portfolio Manager of Munder Capital Management, which was acquired by Victory Capital in 2014. Mr. Carpenter is a CFA® charterholder.

Jeffrey R. Sullivan is a Senior Portfolio Manager of Trivalent. From 2007-2014, Mr. Sullivan was a Senior Portfolio Manager of Munder Capital Management, which was acquired by Victory Capital in 2014. Mr. Sullivan is a CFA® charterholder.

Victory Solutions

Mannik S. Dhillon serves as President, VictoryShares and Solutions, for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since July 2019. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company 2019.

11.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 20 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

6

12.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on pages

24-25 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

13.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

14.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

15.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 26 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

16.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 29 hereby is amended to reflect "Contacting the USAA Funds."

17.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

18.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 30 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

19.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 32 hereby is deleted.

20.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 37-39 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

7

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99505-071

8

USAA MANAGED ALLOCATION FUND (UMAFX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Managed Allocation Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.60%(a)
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.75%(b)(c)

(a)The expense information in the table has been restated to reflect current fees.

(b)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(c)Victory Capital Management Inc. (the "Adviser") has contractually agreed to reduce its management fee to 0.44 bps through June 30, 2021. In addition, the Adviser has agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.74% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the decrease in management fee and expense limitation agreement for the Fund are not continued beyond their expiration date.

1 Year	3 Year	5 Years	10 Years
$77	$240	$417	$930

4.The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and	Since February 2010
Solutions
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since March 2016

6.The heading at the top of page 8 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the section titled "Fund Management" on pages 21-22 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's annual report to shareholders for the period ended May 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital

2

investment franchise, and the Victory Solutions platform are responsible for the day-to-day investment management of the Fund.

For the fiscal year ended May 31, 2018, AMCO was paid an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of 0.60% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.57% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of utilizing such authority, to use a "manager- of-managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

8.The disclosure under the section titled "Portfolio Managers" on page 22 hereby is deleted in its entirety and replaced with the following:

Mannik S. Dhillon, CFA, CAIA, President, VictoryShares and Solutions, has co-managed the Fund since July

2019. Mr. Dhillon served as Victory Capital's Head of Investment Solutions, Product, and Strategy from 2015-2017. He served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements from 2010-2015. He is a Chartered Financial Analyst (CFA) and Chartered Alternative Investment Analyst Analyst (CAIA).

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since August 2015. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

Lance Humphrey, CFA, Portfolio Manager, VictoryShares and Solutions, has co-managed the Fund since June 2018. Mr. Humphrey has 13 years of investment management experience and has worked for 12 years for AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.A., finance, Texas State University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of San Antonio.

9.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 26 hereby is deleted.

10.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 29-30 hereby are deleted in their entirety and replaced with the following:

3

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks

4

and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99509-0719

5

USAA MONEY MARKET FUND (USAXX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Money Market Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.24%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.62%(a)

(a)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.62% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$63	$199	$346	$774

4.The fourth sentence in the fourth paragraph under the section titled "Principal Risks" on page 2 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 4 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Cody Perkins, CFA	Portfolio Manager	Since December 2018
Andrew Hattman, CFA, CAIA	Portfolio Manager	Since July 2019

6.The heading at the top of page 6 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the section titled "Fund Management" on pages 11-12 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's annual report to shareholders for the period ended July 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

For the fiscal year ended July 31, 2018, AMCO was paid an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of 0.24% of the Fund's average daily net assets.

2

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.62% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of utilizing such authority, to use a "manager- of-managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

8.The reference to Anthony M. Era, Jr. under the section titled "Portfolio Managers" on page 12 hereby is deleted. As of the date of this supplement, Mr. Era will no longer manage the Fund.

9.The disclosure under the section titled "Portfolio Managers" on page 12 hereby is deleted it its entirety and replaced with the following:

Cody Perkins, CFA, Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since December 2018. Mr. Perkins has 23 years of investment management experience, 18 of which has been with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Andrew Hattman, Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the fund since July 201. Mr. Hattman has eight years of investment management experience, all of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 12 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

3

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 15 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 17 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 18 hereby is amended to reflect "Contacting the USAA Funds."

16.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

17.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 20 hereby is deleted in its entirety and replaced with the following:

Each Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

18.The first paragraph under the subsection titled "Dividends and Other Distributions" under the section titled "Shareholder Information" on page 23 hereby is deleted in its entirety and replaced with the following:

Net investment income (dividends) is accrued daily and distributed on the last business day of each month. Daily dividends are declared at the time the NAV per share is calculated. For investment accounts, dividends begin accruing on shares the day after payment is received. Dividends continue to accrue through either the settlement date or day after settlement date of a redemption, depending on the type of account.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99483-0719

4

USAA NEW YORK BOND FUND

Fund Shares (USNYX) and Adviser Shares (UNYBX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA New York Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Adviser
	Shares	Shares
Management Fee	0.37%(a)	0.37%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	0.65%(b)(c)	0.90%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.65% of the Fund Shares and 0.90% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$66	$208	$362	$810
Adviser Shares	$92	$287	$498	$1,108

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Regina G. Conklin, CFA, CPA	Senior Portfolio Manager	Since March 2010
John C. Bonnell, CFA	Senior Portfolio Manager	Since July 2019
Andrew Hattman, CFA, CAIA	Portfolio Manager	Since July 2019

6.The heading at the top of page 9 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the section titled "Fund Management" on pages 19-21 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's semiannual report to shareholders for the period ended September 30.

2

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

For the fiscal year ended March 31, 2019, AMCO was paid an investment management fee comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is computed as a percentage of the average daily net assets of the Fund, and is equal on an annual basis to 0.50% of the first $50 million of average daily net assets, 0.40% of that portion of average daily net assets over $50 million but not over $100 million, and 0.30% for that portion of average daily net assets over $100 million. The fee is allocated monthly to each share class of the Fund based on average daily net assets.

The performance adjustment for the Fund is calculated separately for each share class on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance of the respective share class relative to the performance of the Lipper New York Municipal Debt Funds Index over the performance period. The performance adjustment for each class is calculated monthly by comparing the Fund's performance to that of the Lipper New York Municipal Debt Funds Index, which tracks the total return performance of the largest funds within the Lipper New York Municipal Debt Funds category. This category includes funds that limit their assets to those securities that are exempt from taxation in the New York State and New York City. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/-5
+/- 101 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.65% of the Fund Shares and 0.90% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

3

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of using such authority, to use a "manager-of- managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

8.The reference to Dale R. Hoffmann under the section titled "Portfolio Managers" on page 21 hereby is deleted. As of the date of this supplement, Mr. Hoffmann will no longer manage the Fund.

9.The disclosure under the section titled "Portfolio Managers" on page 21 hereby deleted in its entirety and replaced with the following:

Regina G. Conklin, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since March 2010. Ms. Conklin has 24 years of investment management experience, and has worked 28 years with AMCO, which was acquired by the Adviser's parent company in 2019. Ms. Conklin is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

John C. Bonnell, CFA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has managed the Fund since July 2019. Mr. Bonnell has 30 years of investment management experience, 25 years of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Andrew Hattman, CFA, CAIA, Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Hattman has eight years of investment management experience, all of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 22 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 25 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

4

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 26 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 28 hereby is amended to reflect "Contacting the USAA Funds."

16.The subsection titled "Fax" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 29 hereby is deleted.

17.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

18.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 30 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

19.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 32 hereby is deleted.

20.The second, sixth, and seventh paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 37-38 hereby are deleted in their entirety and replaced with the following:

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99498-0719

5

USAA PRECIOUS METALS AND MINERALS FUND

Fund Shares (USAGX), Institutional Shares (UIPMX),

and Adviser Shares (UPMMX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Precious Metals and Minerals Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.52%	0.41%	0.34%
Total Annual Fund Operating Expenses	1.27%(b)	1.16%	1.34%(b)
Fee Waiver/Reimbursement	N/A	(0.16%)	N/A
Total Annual Fund Operating Expenses after	1.27%(c)	1.00%(c)	1.34%(c)
Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.27% of the Fund Shares, 1.00% of the Institutional Shares, and 1.34% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$129	$403	$697	$1,534
Inst. Shares	$102	$336	$607	$1,380
Adviser Shares	$136	$425	$734	$1,613

4.The fifth sentence of the second paragraph under the section titled "Principal Risks" on page 3 hereby are deleted in their entirety and replaced with the following:

In addition, to the extent the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

5.The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

6.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2019

7.The heading at the top of page 8 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

8.The disclosure under the Q&A "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy" on page 9 hereby is deleted in its entirety and replaced with the following:

2

In making investment decisions for the Fund, Victory Solutions will invest the Fund's assets allocated to it in companies selected from the following sub-industries: gold, silver and the precious metals. Using a systematic, multi-factor process, companies are selected for consideration in the portfolio. A portfolio optimization process that seeks maximum risk adjusted returns, while adhering to risk constraints leads to the final portfolio. The strategy will sell an investment if the above-mentioned attributes are not compelling as compared to those of another investment choice.

9.The disclosure under the section titled "Fund Management" on pages 13-15 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's annual report to shareholders for the period ended May 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. The Victory Solutions platform is responsible for the day-to day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.75% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund and will be added to or subtracted from the base investment management fee depending upon the performance of the respective share class over the performance period relative to the performance of the Lipper Precious Metals Equity Funds Index. The Lipper Precious Metals Equity Funds Index tracks the total return performance of funds within the Lipper Precious Metals Equity Funds category. This category includes funds that invest at least 65% of their equity portfolio in shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 100 to 400	+/- 4
+/- 401 to 700	+/-5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years).

3

The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended May 31, 2018, AMCO was paid the base investment management fee (0.75%) for all share classes and a performance adjustment for the Fund Shares and Adviser Shares. The performance adjustment decreased the base investment management fee paid to AMCO of 0.75% by 0.04% for the Fund Shares and by 0.04% for the Adviser Shares, and did not impact the Institutional Shares.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 1.27% of the Fund Shares, 1.00% of the Institutional Shares, and 1.34% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of utilizing such authority, to use a "manager- of-managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

10.The section titled "Portfolio Managers" on pages 15-16 hereby is deleted in its entirety and replaced with the following:

Victory Solutions

Mannik S. Dhillon serves as President, VictoryShares and Solutions, for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since July 2019. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

4

11.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 16 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

12.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 19 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

13.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

14.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

15.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on pages 20-21 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

16.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 23 hereby is amended to reflect "Contacting the USAA Funds."

17.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

18.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 25 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

19.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 27 hereby is deleted.

20.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 32-33 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

5

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99504-0719

6

USAA SCIENCE & TECHNOLOGY FUND

Fund Shares (USSCX) and Adviser Shares (USTCX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Science & Technology Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Adviser
	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.31%	0.34%
Total Annual Fund Operating Expenses	1.06%(b)(c)	1.34%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.06% of the Fund Shares and 1.34% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$108	$337	$585	$1,294
Adviser Shares	$136	$425	$734	$1,613

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 5-

6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's RS Investments Growth ("RS Growth") investment franchise and its Victory Solutions platform. Wellington Management Company LLP ("Wellington Management"), will continue to serve as a subadviser and manage all or a portion of the Fund. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Stephen J. Bishop	Portfolio Manager of the RS Growth team	Since July 2019
Christopher Clark	Portfolio Manager of the RS Growth team	Since July 2019
Paul Leung	Portfolio Manager of the RS Growth team	Since July 2019
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2019
Robert L. Deresiewicz	Senior Managing Director and Global Industry	Since January 2004
Analyst, Wellington Management
John F. Averill, CFA	Senior Managing Director and Global Industry	Since June 2002
Analyst, Wellington Management
Bruce L. Glazer	Senior Managing Director and Global Industry	Since June 2002
Analyst, Wellington Management
Anita M. Killian, CFA	Senior Managing Director and Global Industry	Since June 2002
Analyst, Wellington Management
Ann C. Gallo	Senior Managing Director and Global Industry	Since August 2003
Analyst, Wellington Management
Jean M. Hynes, CFA	Senior Managing Director and Global Industry	Since August 2003
Analyst, Wellington Management
Brian Barbetta	Managing Director and Global Industry Analyst,	Since December 2017
Wellington Management

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6.The heading at the top of page 8 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the Q&A "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy" on page 9 hereby is amended to include the following:

RS Growth

RS Growth performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. RS Growth employs both fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based in part on RS Growth's proprietary earnings calculations.

Victory Solutions

In making investment decisions for the Fund, Victory Solutions will invest the Fund's assets allocated to it in a portfolio of securities that is customized to the Fund. Taking into consideration the holdings selected by the Fund's other investment managers, Victory Solutions will customize its portion of the Fund's assets to achieve one or more investment outcomes for the Fund as a whole, such as to seek potential alpha enhancement, adherence to the Fund's investment objective and/or risk mitigation.

8.The disclosure under the section titled "Fund Management" on pages 12-14 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory and Subadvisory Agreements is available in the Fund's annual report to shareholders for the period ended July 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. RS Growth, a Victory Capital investment franchise, and its Victory Solutions platform are responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.75% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of the Lipper Science & Technology

3

Funds Index, which tracks the total return performance of funds within the Lipper Science & Technology Funds category. This category includes funds that invest at least 65% of their equity portfolio in science and technology stocks. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 100 to 400	+/- 4
+/- 401 to 700	+/-5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Science & Technology Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended July 31, 2018, AMCO was paid the base investment management fee (0.75%) for each share class and the performance adjustment for each share class. The performance adjustment decreased the base investment management fee of 0.75% by 0.02% for the Fund Shares and 0.03% for the Institutional Shares.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 1.06% of the Fund Shares and 1.34% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund uses a "manager-of-managers" structure. The Adviser is are authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser monitors each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or

4

modified. The Adviser also is responsible for determining how the Fund's assets should be allocated to the subadviser(s). The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Adviser can change the allocations without shareholder approval.

The Adviser has entered into an Investment Subadvisory Agreement with Wellington Management, under which Wellington Management provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Board and the Adviser. Wellington Management is compensated directly by the Adviser not by the Fund.

Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of September 30, 2018, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1,088 billion in assets.

9.The disclosure under the section titled "Portfolio Managers" listed on pages 14-15 hereby is amended to include the following:

RS Growth

Stephen J. Bishop is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Bishop began his investment career in 1992 and joined the RS Growth team in 1996 as a research analyst primarily covering the Information Technology sector. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of Dean Witter Reynolds Inc. Mr. Bishop earned a B.A. from the University of Notre Dame and an M.B.A. from Harvard Business School.

Christopher Clark is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Clark has been a member of RS Growth Team since joining the firm in May 2007. Before joining the RS Growth team in 2007, he was a research associate at TIAACREF for three years, where he focused on global portfolio management and the health care sector. Prior to that he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark holds a B.A. in economics from the University of Virginia. Mr. Clark is a CFA® charterholder.

Paul Leung is a portfolio manager on the RS Growth team and has been with Victory Capital since 2016 when Victory Capital acquired RS Investments. Mr. Leung began his investment career in 1999 and joined the RS Growth team in 2012 as an analyst primarily covering the technology sector. Before joining the firm in 2012, he was a senior investment analyst at Ashfield Capital Partners, where he focused on the technology sector. Previously, he was a sector manager and research analyst at Sterling Johnston Capital Management for the technology, media and telecom sectors. Mr. Leung holds a B.S. in applied economics and business management from Cornell University. Mr. Leung is a CFA® charterholder.

Victory Solutions

Mannik S. Dhillon, CFA, CAIA, serves as President, VictoryShares and Solutions, for Victory Capital. From 2015- 2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since July 2019. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

5

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 16 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 19 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 20 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 22 hereby is amended to reflect "Contacting the USAA Funds."

16.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

17.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 24 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

18.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 25 hereby is deleted.

19.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" on pages 30-32 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

6

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99484-0719

7

USAA SHORT-TERM BOND FUND

Fund Shares (USSBX), Institutional Shares (UISBX),

Adviser Shares (UASBX), and R6 Shares (URSBX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Short-Term Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.20%(a)	0.20%(a)	0.20%(a)	0.20%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.33%	0.23%	0.28%	0.44%
Total Annual Fund Operating Expenses	0.53%(b)	0.43%(b)	0.73%(b)	0.64%(b)
Fee Waiver/Reimbursement	N/A	N/A	N/A	(0.25%)
Total Annual Fund Operating Expenses	0.53%(c)	0.43%(c)	0.73%(c)	0.39%(c)
after Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.53% of the Fund Shares, 0.43% of the Institutional Shares, 0.73% of the Adviser Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or

(b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$54	$170	$296	$665
Inst. Shares	$44	$138	$241	$542
Adviser Shares	$75	$233	$406	$906
R6 Shares	$40	$153	$306	$750

4.The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 6-

7 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Brian W. Smith	Senior Portfolio Manager	Since December 2013
Julianne Bass, CFA	Senior Portfolio Manager	Since January 2007
John Spear	Senior Portfolio Manager	Since November 2016
Kurt Daum	Senior Portfolio Manager	Since November 2016
James F. Jackson, Jr.	Senior Portfolio Manager	Since July 2019
R. Neal Graves	Senior Portfolio Manager	Since July 2019

6.The heading at the top of page 9 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

2

7.The disclosure under the section titled "Fund Management" on pages 20-22 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's annual report to shareholders for the period ended July 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.20% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of the Lipper Short Investment Grade Debt Funds Index, which tracks the total return performance of funds within the Lipper Short Investment Grade Debt Funds category. This category includes funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/-5
+/- 101 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended July 31, 2018, AMCO was paid the base investment management fee (0.20%) for all share classes and a performance adjustment for the Fund Shares, Institutional Shares, and R6 Shares. The performance

3

adjustment increased the base investment management fee of 0.20% by 0.05% for the Fund Shares, by 0.04% for the Institutional Shares, by 0.02% for the R6 Shares, and had no impact on the Adviser Shares.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.53% of the Fund Shares, 0.43% of the Institutional Shares, 0.73% of the Adviser Shares, and 0.39% of the R6 Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or

(b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of using such authority, to use a "manager-of- managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

8.The disclosure under the section titled "Portfolio Managers" on pages 22-23 hereby is deleted in its entirety and replaced with the following:

Julianne Bass, CFA, Victory Capital Senior Portfolio–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since January 2007. Ms. Bass has 31 years of investment management experience including 19 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at Austin; M.B.A., University of Houston. She holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Brian W. Smith, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since December 2013. Mr. Smith has 19 years of investment management experience including 33 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at San Antonio; M.B.A., University of Texas at San Antonio. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

John Spear, CFA, Victory Capital Senior Portfolio Manager and Chief Investment Officer–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since November 2016. He has 32 years of investment management experience including 21 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., Western Illinois University. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Kurt Daum, J.D., Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since November 2016. Mr. Daum has 17 years of investment management experience including five with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at Austin; J.D., University of Texas School of Law.

4

James F. Jackson, Jr., CFA, Victory Capital Senior Portfolio Manager and Head of Fixed Income Portfolio Management–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Jackson has 19 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan and a B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

R. Neal Graves, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Graves has 25 years of finance related experience including 19 years of investment management experience with AMCO, which was acquired by the Adviser's parent company in 2019. Education: Master's in professional accounting, University of Texas at Austin and a B.B.A., University of Texas at Austin. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

9.The first paragraph listed under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 23 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

10.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 27 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

11.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

12.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

13.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 28 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

14.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 31 hereby is amended to reflect "Contacting the USAA Funds."

15.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

16.The disclosure found under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 33 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

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17.The second, sixth, and seventh paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 37-39 hereby are deleted in their entirety and replaced with the following:

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99482-0719

6

USAA SMALL CAP STOCK FUND

Fund Shares (USCAX) and Institutional Shares (UISCX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Small Cap Stock Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.
	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.35%	0.23%
Total Annual Fund Operating Expenses after Reimbursement	1.10%(b)(c)	0.98%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.10% of the Fund Shares and 0.98% of the Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$112	$350	$606	$1,340
Inst. Shares	$100	$312	$542	$1,201

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 5-

6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's Munder Capital Management ("Munder") investment franchise and its Victory Solutions platform. Wellington Management Company LLP ("Wellington Management"), Granahan Investment Management, Inc. ("GIMI"), and ClariVest Asset Management LLC ("ClariVest") will continue to serve as subadvisers to manage all or a portion of the Fund. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

	Title	Tenure with the
Fund
Tony Y. Dong	Chief Investment Officer, Munder	Since July 2019
Robert E. Crosby	Senior Portfolio Manager, Munder	Since July 2019
Robert Glise	Senior Portfolio Manager, Munder	Since July 2019
Gavin Hayman	Senior Equity Analyst, Munder	Since July 2019
Brian S. Matuszak	Senior Portfolio Manager, Munder	Since July 2019
Sean D. Wright	Equity Analyst, Munder	Since July 2019
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2019
Timothy J. McCormack, CFA	Senior Managing Director and Equity Portfolio	Since December 2003
Manager, Wellington Management
Shaun F. Pedersen	Senior Managing Director and Equity Portfolio	Since 2004
Manager, Wellington Management
Gary C. Hatton, CFA	Co-Founder, Chief Investment Officer, and Senior	Since July 2012
Managing Director, GIMI
Jennifer M. Pawloski	Senior Vice President, Managing Director, and	Since July 2012
Portfolio Manager, GIMI

2

Andrew L. Beja, CFA	Senior Vice President, Managing Director, and	Since July 2012
Portfolio Manager, GIMI
David Rose, CFA	Senior Vice President, Managing Director, and	Since March 2015
Portfolio Manager, GIMI
Jeff Harrison, CFA	Senior Vice President, Managing Director, and	Since July 2015
Portfolio Manager, GIMI
Todd Wolter, CFA	Lead Portfolio Manager and Principal, ClariVest	Since May 2017
Michael Waterman, CFA	Portfolio Manager and Principal, ClariVest	Since May 2017

6.The heading at the top of page 8 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the Q&A "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy" on pages 9-11 hereby is amended to include the following:

Munder

Munder chooses the Fund's investments by reviewing the earnings growth of all publicly traded small capitalization companies over the past three years and selecting from those companies primarily based on: above-average, consistent earnings growth; financial stability; relative valuation; strength of industry position and management team; and price changes compared to the Russell 2000® Growth Index. Munder's investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

Victory Solutions

Victory Solutions seeks to create a diversified portfolio of stocks that emphasize certain investment factors such as quality, value, and momentum through quantitative analysis. Victory Solutions uses quantitative analysis to identify companies that generally meet one of the following criteria: trade at attractive valuations, exhibit positive momentum, and/or have strong and stable profitability. Victory Solutions uses quantitative analysis to allocate exposure to factors in an attempt to take advantage of opportunities and limit the amount of risk any individual factor contributes to the portfolio. Victory Solutions may engage in active and frequent trading of portfolio holdings for the portion of the Fund's assets it manages and will sell an investment if the above-mentioned attributes are not compelling as compared to those of another investment choice.

8.The disclosure under the section titled "Fund Management" on pages 15-17 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory and Subadvisory Agreements is available in the Fund's annual report to shareholders for the period ended July 31.

3

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. Munder, a Victory Capital investment franchise, and its Victory Solutions platform are responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.75% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of the Lipper Small-Cap Core Funds Index, which tracks the total return performance of funds within the Lipper Small-Cap Core Funds category. This category includes funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of S&P Composite 1500 Index. These funds will normally have an average price-to-earnings ratio, price- to-book ratio, and three-year sales growth figure, comparable to the S&P 600 Index. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 100 to 400	+/- 4
+/- 401 to 700	+/-5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Small-Cap Core Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended July 31, 2018, AMCO was paid the base investment management fee (0.75%) for each share class and the performance adjustment for each share class. The performance adjustment decreased the base investment management fee of 0.75% by 0.04% for the Fund Shares and by 0.03% for the Institutional Shares.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 1.10% of the Fund Shares and 0.98% of the Institutional Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the

4

impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund uses a "manager-of-managers" structure. The Adviser is are authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser monitors each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also is responsible for determining how the Fund's assets should be allocated to the subadviser(s). The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Adviser can change the allocations without shareholder approval.

We have entered into Investment Subadvisory Agreements with Wellington Management, GIMI, and ClariVest under which Wellington Management, GIMI, and ClariVest each provide day-to-day discretionary management of a portion of the Fund's assets in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Board and the Adviser. Wellington Management, GIMI, and ClariVest are compensated directly by the Adviser and not by the Fund.

Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of March 31, 2019, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1,072 billion in assets.

GIMI, located at 404 Wyman Street, Waltham, Massachusetts 02451, is an independent, 100% employee-owned firm founded in 1985 by investment professionals with a passion for small capitalization equity investing. The firm remains committed to the smaller cap area of the market and has dedicated its investment expertise to serving institutions and family offices. At May 31, 2019, GIMI managed approximately $2 billion in assets.

ClariVest is a Delaware limited liability company with offices at 3611 Valley Centre Drive, Suite 100, San Diego, CA 92130. Founded March 2006, ClariVest is an asset management firm majority owned by its employees. We market our investment services to institutional clients, including corporate and public pension plans, foundations, endowments, and Taft-Hartley clients worldwide. As of May 31, 2019, ClariVest managed approximately

$6.3 billion in assets.

9.The disclosure under the section titled "Portfolio Managers" on pages 17-19 hereby is amended to include the following:

Munder

Tony Y. Dong is the Chief Investment Officer of Munder and has been with Victory Capital since 2014 when Victory Capital acquired Munder Capital Management. Prior to that, Mr. Dong was Vice Chairman and Chief Investment Officer of Munder Capital Management, where he was employed since 1988. Mr. Dong is a CFA® charterholder.

Robert E. Crosby is a Senior Portfolio Manager of Munder and has been with Victory Capital since 2014 when Victory Capital acquired Munder Capital Management. Prior to that, Mr. Crosby was a Senior Portfolio Manager of Munder Capital Management, where he held various positions since 1993. Mr. Crosby is a CFA® charterholder.

5

Robert Glise is a Senior Portfolio Manager/Analyst of Munder and has been with Victory Capital since 2016. From 2002 through 2015, Mr. Glise was a Senior Partner and Senior Portfolio Manager with Northpointe Capital Management, where he was the lead manager of the mid-cap growth strategy and a member of the team managing the small-cap growth strategy. Mr. Glise is a CFA® charterholder.

Gavin Hayman is a Senior Equity Analyst of Munder and has been with Victory Capital since 2014 when Victory Capital acquired Munder Capital Management. Prior to that, Mr. Hayman was an Equity Analyst of Munder Capital Management from 2010 through 2014. From 2007 to 2010, Mr. Hayman was Director-Research at Telemus Capital Partners, a high-net-worth management company. Mr. Hayman is a CFA® charterholder.

Brian S. Matuszak is a Senior Portfolio Manager of Munder and has been with Victory Capital since 2014 when Victory Capital acquired Munder Capital Management. From 2006 through 2014, Mr. Matuszak was a Senior Equity Analyst of Munder Capital Management. Mr. Matuszak is a CFA® charterholder.

Sean D. Wright is an Equity Analyst of Munder and has been with Victory Capital since 2014 when Victory Capital acquired Munder Capital Management. Prior to that, Mr. Wright was a Senior Equity Research Associate of Munder Capital Management since 2010. Prior to joining Munder Capital Management, he interned for RFC Financial Planners in Ann Arbor, Michigan, where he worked on various tasks related to portfolio management, asset allocation, and client relationship management.

Victory Solutions

Mannik S. Dhillon serves as President, VictoryShares and Solutions, for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since July 2019. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

10.The first paragraph listed under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 19 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 22 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 23-24 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

6

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 26 hereby is amended to reflect "Contacting the USAA Funds."

16.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

17.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 28 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

18.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 29 hereby is deleted.

19.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 33-35 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99487-0719

7

USAA TARGET MANAGED ALLOCATION FUND (UTMAX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Target Managed Allocation Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby amended as follows:

Is All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

1.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.65% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

2.The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$86	$268	$466	$1,037

3.The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

4.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019

Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since August 2015
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since June 2018

5.The heading at the top of page 8 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

6.The disclosure under the section titled "Fund Management" on pages 21-22 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's semiannual report to shareholders for the period ended September 30.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. The Victory Solutions platform is responsible for the day-to-day investment management of the Fund.

For the fiscal year ended March 31, 2019, AMCO was paid an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of 0.50% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions,

2

other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.65% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of:

(a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of utilizing such authority, to use a "manager- of-managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

7.The disclosure under the section titled "Portfolio Managers" on page 22 hereby is deleted it its entirety and replaced with the following:

Mannik S. Dhillon, CFA, CAIA, President, VictoryShares and Solutions, has co-managed the Fund since July

2019. Mr. Dhillon served as Victory Capital's Head of Investment Solutions, Product, and Strategy from 2015-2017. He served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements from 2010-2015. He is a Chartered Financial Analyst (CFA) and Chartered Alternative Investment Analyst Analyst (CAIA).

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since August 2015. Mr. Latif has 20 years of investment management experience, 12 years of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

Lance Humphrey, CFA, Portfolio Manager, VictoryShares and Solutions, has co-managed the Fund since June 2018. Mr. Humphrey has 13 years of investment management experience, 12 years of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of San Antonio.

8.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 25 hereby is deleted.

9.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 27-28 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

3

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99500-0719

4

USAA TARGET RETIREMENT INCOME FUND (URINX)

USAA TARGET RETIREMENT 2020 FUND (URTNX)

USAA TARGET RETIREMENT 2030 FUND (URTRX)

USAA TARGET RETIREMENT 2040 FUND (URFRX)

USAA TARGET RETIREMENT 2050 FUND (URFFX)

USAA TARGET RETIREMENT 2060 FUND (URSIX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUNDS' PROSPECTUS

DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund, USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund, and USAA Target Retirement 2050 Fund, and a special shareholder meeting held on May 8, 2019, shareholders of the USAA Target Retirement 2060 Fund, (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Target Retirement Income Fund

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	0.65%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.07% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$66	$208	$362	$810

4. The last paragraph under the section titled "Principal Risks" on page 5 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 7-

8 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2008
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since June 2018

USAA Target Retirement 2020 Fund

6.The Annual Fund Operating Expenses Table on page 9 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses	0.69%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.04% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

7.The Example Table on page 9 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$70	$221	$384	$859

8. The last paragraph under the section titled "Principal Risks" on page 13 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

9.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages

15-16 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2008
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since June 2018

3

USAA Target Retirement 2030 Fund

10.The Annual Fund Operating Expenses Table on page 17 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	0.75%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.03% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

11.The Example Table on page 17 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$77	$240	$417	$930

12. The last paragraph under the section titled "Principal Risks" on page 21 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

13.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages

23-24 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

4

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2008
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since June 2018

USAA Target Retirement 2040 Fund

14.The Annual Fund Operating Expenses Table on page 25 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	0.79%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.02% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

15.The Example Table on page 25 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$81	$252	$439	$978

16. The last paragraph under the section titled "Principal Risks" on page 29 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

5

17.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages

31-32 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2008
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since June 2018

USAA Target Retirement 2050 Fund

18.The Annual Fund Operating Expenses Table on page 33 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	0.83%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.04% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

19.The Example Table on page 33 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$85	$265	$460	$1,025

6

20.The last paragraph under the section titled "Principal Risks" on page 37 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

21.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages

39-40 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2008
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since June 2018

USAA Target Retirement 2060 Fund

22.The Annual Fund Operating Expenses Table on page 41 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses	1.01%(a)
Fee Waiver/Reimbursement	(0.13%)
Total Annual Fund Operating Expenses after Reimbursement	0.88%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

23.The Example Table on pages 41-42 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

7

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$90	$295	$532	$1,224

24. The last paragraph under the section titled "Principal Risks" on page 45 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

25.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages

47-48 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2013
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since June 2018

26. The heading at the top of page 49 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

27.The disclosure under the section titled "Fund Management" on pages 66-67 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Funds pursuant to an investment advisory agreement. The Funds are six of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Funds were managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

For the fiscal year ended December 31, 2018, AMCO did not receive any investment management fees for performing investment management services for the Funds.

The Funds' Board of Trustees has the overall responsibility for overseeing the management of the Funds. A discussion regarding the basis of the Board's approval of the Funds' Advisory Agreement is available in the Funds' semiannual report to shareholders for the period ended June 30.

8

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. Victory Solutions platform is responsible for the day-to-day investment management of the Funds.

The Funds are authorized, although the Adviser has no present intention of utilizing such authority, to use a "manager-of-managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Funds' assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Funds' assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Funds' assets, and the Adviser could change the allocations without shareholder approval.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Funds' distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Funds. The Funds or the Funds' distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed the following through at least June 30, 2021.

Target Retirement Income Fund	0.07%
Target Retirement 2020 Fund	0.04%
Target Retirement 2030 Fund	0.03%

Target Retirement 2040 Fund	0.02%
Target Retirement 2050 Fund	0.04%
Target Retirement 2060 Fund	0.10%

The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund's Board of Trustees.

28.The disclosure under the section titled "Portfolio Managers" on page 67 hereby is deleted in its entirety and replaced with the following:

Mannik S. Dhillon serves as President, VictoryShares and Solutions, for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed each Fund since July 2008, except for the Target Retirement 2060 Fund, which he has managed since July 2013. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

Lance Humphrey, CFA, Portfolio Manager, VictoryShares and Solutions, has co-managed the Funds since June 2018. Mr. Humphrey has 13 years of investment management experience and has worked for 12 years for AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.A., finance, Texas State University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of San Antonio.

9

29.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on pages 67-68 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

30.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 70 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

31.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

32.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

33.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 71 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

34.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 72 hereby is amended to reflect "Contacting the USAA Funds."

35.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

36.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 74 hereby is deleted in its entirety and replaced with the following:

Each Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

37.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 75 hereby is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99491-0719

10

USAA TAX EXEMPT LONG-TERM FUND

Fund Shares (USTEX) and Adviser Shares (UTELX)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

Fund Shares (USATX) and Adviser Shares (UTEIX)

USAA TAX EXEMPT SHORT-TERM FUND

Fund Shares (USSTX)and Adviser Shares (UTESX)

USAA TAX EXEMPT MONEY MARKET FUND (USEXX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Tax Exempt Long-Term Fund, USAA Tax Exempt Intermediate-Term Fund, USAA Tax Exempt Short-Term Fund, and USAA Tax Exempt Money Market Fund (the "Funds") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Funds are a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Funds' investment adviser and will begin managing the Funds. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Funds' respective investment objective or principal investment strategy. However, as a result of the new advisory agreement, the Funds' prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Tax Exempt Long-Term Fund

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Adviser
	Shares	Shares
Management Fee	0.28%(a)	0.28%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.20%	0.46%
Total Annual Fund Operating Expenses	0.48%	0.99%
Fee Waiver/Reimbursement	N/A	(0.29%)
Total Annual Fund Operating Expenses after Reimbursement	0.48%(b)(c)	0.70%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.48% of the Fund Shares and 0.70% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$49	$154	$269	$604
Adviser Shares	$72	$256	$489	$1,159

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosure under the sections titled "Investment Adviser" and "Portfolio Manager" on pages 5-6 hereby is deleted in its entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
John C. Bonnell, CFA	Senior Portfolio Manager	Since August 2006
Regina G. Conklin, CFA, CPA	Senior Portfolio Manager	Since July 2019
Andrew Hattman, CFA, CAIA	Portfolio Manager	Since July 2019

2

USAA Tax Exempt Intermediate-Term Fund

6.The Annual Fund Operating Expenses Table on page 8 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Adviser
	Shares	Shares
Management Fee	0.28%(a)	0.28%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.20%	0.31%
Total Annual Fund Operating Expenses	0.48%	0.84%
Fee Waiver/Reimbursement	N/A	(0.09%)
Total Annual Fund Operating Expenses after Reimbursement	0.48%(b)(c)	0.75%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.48% of the Fund Shares and 0.75% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

7.The Example Table on page 9 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$49	$154	$269	$604
Adviser Shares	$77	$250	$448	$1,020

8. The last paragraph under the section titled "Principal Risks" on page 11 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

9.The disclosure under the sections titled "Investment Adviser" and "Portfolio Manager" on page 13 hereby is deleted in its entirety and replaced with the following:

3

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Regina G. Conklin, CFA, CPA	Senior Portfolio Manager	Since June 2003
John C. Bonnell, CFA	Senior Portfolio Manager	Since July 2019
Andrew Hattman, CFA, CAIA	Portfolio Manager	Since July 2019

USAA Tax Exempt Short-Term Fund

10.The Annual Fund Operating Expenses Table on page 15 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Adviser
	Shares	Shares
Management Fee	0.28%(a)	0.28%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.23%	0.39%
Total Annual Fund Operating Expenses	0.51%	0.92%
Fee Waiver/Reimbursement	N/A	(0.17%)
Total Annual Fund Operating Expenses after Reimbursement	0.51%(b)(c)	0.75%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.51% of the Fund Shares and 0.75% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

11.The Example Table on page 16 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

4

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$52	$164	$285	$640
Inst. Shares	$77	$258	$475	$1,099

12.The last paragraph under the section titled "Principal Risks" on page 18 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

13.The disclosure under the sections titled "Investment Adviser" and "Portfolio Manager" listed on pages 20-21 hereby is deleted in its entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Regina G. Conklin, CFA, CPA	Senior Portfolio Manager	Since June 2003
John C. Bonnell, CFA	Senior Portfolio Manager	Since July 2019
Andrew Hattman, CFA, CAIA	Portfolio Manager	Since July 2019

USAA Tax Exempt Money Market Fund

15.The following footnote (a) has been added to the Total Annual Fund Operating Expenses line in the Average Annual Total Returns table on page 23.

(a)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.56% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The Total Annual Fund Operating Expenses after Reimbursement shown above may differ from the stated expense limitation amount. This agreement may only be terminated by the Fund's Board of Trustees.

16.The fourth sentence in the first paragraph under the section titled "Principal Risks" on page 24 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

17.The disclosure under the sections titled "Investment Adviser" and "Portfolio Manager" on pages 26-

27 hereby is deleted in its entirety and replaced with the following:

5

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Cody Perkins, CPA	Portfolio Manager	Since August 2018
Andrew Hattman, CFA, CAIA	Portfolio Manager	Since July 2019

18. The heading at the top of page 29 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

19.The disclosure under the section titled "Fund Management" on pages 41-43 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Funds pursuant to an investment advisory agreement. The Funds are four of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Funds were managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Funds' Board of Trustees has the overall responsibility for overseeing the management of the Funds. A discussion regarding the basis of the Board's approval of the Funds' Advisory Agreement is available in each Fund's semiannual report to shareholders for the period ended September 30.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Funds.

Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds: For the fiscal year ended March 31, 2019, AMCO was paid for each Fund and investment management fee comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.28% of each Fund's average daily net assets.

The performance adjustment for each of the Funds is calculated separately for each class of shares on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance of the respective share classes relative to the performance of a Lipper Index over the performance period. The performance adjustment for each class is calculated monthly by comparing the Fund's performance to that of the Lipper General & Insured Municipal Debt Funds Index, Lipper Intermediate Municipal Debt Funds Index, or Lipper Short Municipal Debt Funds Index, as applicable. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

6

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/-5
+/- 101 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

For the Fund Shares and Adviser Shares of each of the Funds, under the performance fee arrangement, each share class will pay a positive performance fee adjustment for a performance period whenever that share class outperforms the Lipper General & Insured Municipal Debt Funds Index, Lipper Intermediate Municipal Debt Funds Index, or Lipper Short Municipal Debt Funds Index, as applicable, over that period, even if that share class had overall negative returns during the performance period.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

Tax Exempt Money Market Fund: The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) with respect to the Tax Exempt Long-Term Fund do not exceed 0.48% of the Fund Shares and 0.70% of the Adviser Shares; with respect to the Tax Exempt Intermediate-Term Fund do not exceed 0.48% of the Fund Shares and 0.75% of the Adviser Shares; with respect to the Tax Exempt Short-Term Fund do not exceed 0.51% of the Fund Shares and 0.75% of the Adviser Shares; and with respect to the Tax Exempt Money Market Fund do not exceed 0.56% of the Fund Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or

(b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to each Fund's management fee, excluding the Tax Exempt Money Market Fund, which does not have a performance adjustment. This waiver agreement may only be terminated by the Funds' Board of Trustees.

Each Fund is authorized, although the Adviser has no present intention of utilizing such authority, to use a "manager-of-managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Funds. Victory Capital Advisers, Inc. acts as the Funds' distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Funds' distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

7

20.All references listed to Dale R. Hoffmann found under the section titled "Portfolio Managers" on pages 43-44 hereby is deleted. As of the date of this supplement, Mr. Hoffmann will no longer manage the Funds.

21.The disclosure under the section titled "Portfolio Managers" on pages 43-44 hereby is deleted in its entirety and replaced with the following:

Tax Exempt Long-Term Fund

John C. Bonnell, CFA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has managed the Fund since August 2006. Mr. Bonnell has 30 years of investment management experience, 25 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Regina G. Conklin, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Ms. Conklin has 24 years of investment management experience, and has worked 28 years with AMCO, which was acquired by the Adviser's parent company in 2019. Ms. Conklin is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Andrew Hattman, CFA, CAIA, Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Hattman has eight years of investment management experience, all of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

Tax Exempt Intermediate-Term and Tax Exempt Short-Term Funds

Regina G. Conklin, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since June 2003. Ms. Conklin has 24 years of investment management experience, and has worked 28 years with AMCO, which was acquired by the Adviser's parent company in 2019. Ms. Conklin is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

John C. Bonnell, CFA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has managed the Fund since July 2019. Mr. Bonnell has 30 years of investment management experience, 25 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Andrew Hattman, CFA, CAIA, Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Hattman has eight years of investment management experience, all of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

Tax Exempt Money Market Fund

Cody Perkins, CFA, Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since August 2018. Mr. Perkins has 23 years of investment management experience, 18 of which has been with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Andrew Hattman, CFA, CAIA, Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Hattman has eight years of investment

8

management experience, all of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

22.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on pages 44-45 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA affiliated funds unless the registration is different or we need further information to verify your identity.

23.The first sentence under the subsection titled "Payment" on page 48 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

24.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

25.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

26.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" on pages

49-50 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

27.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 52 hereby is amended to reflect "Contacting the USAA Funds."

28.The subsection titled "Fax" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 52 hereby is deleted.

29.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

30.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 54 hereby is deleted in its entirety and replaced with the following:

Each Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

31.The reference to the USAA Giving Fund listed in the third bullet on page 56 hereby is deleted.

32.The second, sixth, and seventh paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 61-62 hereby are deleted in their entirety and replaced with the following:

With respect to the Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, and Tax Exempt Short-Term Fund, debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many

9

securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

33.The first paragraph under the subsection titled "Dividends and Other Distributions" under the section titled "Shareholder Information" on page 62 hereby is deleted in its entirety and replaced with the following:

Distributions from each Fund's net investment income (dividends) are declared daily and distributed on the last business day of the month. For investment accounts, dividends begin accruing on shares the day after payment is received. For accounts held directly with a Fund, dividends begin accruing on the day payment is received. For all of the Funds, dividends continue to accrue through either the settlement date or day after settlement date of a redemption, depending on the type of account.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99493-0719

10

USAA TREASURY MONEY MARKET TRUST (UATXX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on May 8, 2019, shareholders of the USAA Treasury Money Market Trust (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.13%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.35%(a)

(a)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.35% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Year	5 Years	10 Years
$36	$113	$197	$443

4.The third sentence in the first paragraph under the section titled "Principal Risks" on page 2 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 4 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Cody Perkins, CFA	Portfolio Manager	Since October 2018
Andrew Hattman, CFA, CAIA	Portfolio Manager	Since July 2019

6.The heading at the top of page 6 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the section titled "Fund Management" on page 11 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's annual report to shareholders for the period ended May 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

For the fiscal year ended May 31, 2018, AMCO was paid an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of 0.125% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.35% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived

2

and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of utilizing such authority, to use a "manager- of-managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

8.The reference to Anthony M. Era, Jr. under the section titled "Portfolio Manager" on page 11 hereby is deleted. As of the date of this supplement, Mr. Era will no longer manage the Fund.

9.The disclosure under the section titled "Portfolio Manager" on pages 11-12 hereby is deleted in its entirety and replaced with the following:

Cody Perkins, CFA, Victory Capital Assistant Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since October 2018. He has 22 years of investment management experience including 17 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas San Antonio. He holds the CFA designation and is a member of the CFA Institute, the CFA Society of San Antonio.

Andrew Hattman, CFA, CAIA, Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the fund since July 2019. Mr. Hattman has eight years of investment management experience, all of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 12 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 14 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

3

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on pages 15-16 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 17 hereby is amended to reflect "Contacting the USAA Funds."

16.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

17.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 19 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

18.The first paragraph under the subsection titled "Dividends and Other Distributions" under the section titled "Shareholder Information" on page 22 hereby is deleted in its entirety and replaced with the following:

Net investment income (dividends) is accrued daily and distributed on the last business day of each month. Daily dividends are declared at the time the NAV per share is calculated. For investment accounts, dividends begin accruing on shares the day after payment is received. Dividends continue to accrue through either the settlement date or day after settlement date of a redemption, depending on the type of account.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99058-0719

4

USAA ULTRA SHORT-TERM BOND FUND

Fund Shares (UUSTX), Institutional Shares (UUSIX),

and R6 Shares (URUSX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Ultra Short-Term Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.	R6
	Shares	Shares	Shares
Management Fee	0.24%(a)	0.24%(a)	0.24%(a)
Distribution and/or Service (12b-1) Fee	None	None	None
Other Expenses	0.36%	0.55%	0.45%
Total Annual Fund Operating Expenses	0.60%	0.79%(b)	0.69%
Fee Waiver/Reimbursement	N/A	(0.24%)	(0.30%)
Total Annual Fund Operating Expenses
after Reimbursement	0.60%(c)	0.55%(c)	0.39%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.60% of the Fund Shares, 0.55% of the Institutional Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$61	$192	$335	$750
Inst. Shares	$56	$203	$390	$932
R6 Shares	$40	$159	$323	$800

4.The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 6-

7 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Douglas J. Rollwitz, CFA, CPA	Portfolio Manager	Since May 2018
Brian W. Smith, CFA, CPA	Portfolio Manager	Since May 2018
James F. Jackson, Jr.	Senior Portfolio Manager	Since July 2019
R. Neal Graves	Senior Portfolio Manager	Since July 2019

6.The heading at the top of page 9 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the section titled "Fund Management" on pages 19-21 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund

2

according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's semiannual report to shareholders for the period ended June 30.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.24% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each class of shares on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance of the respective share class relative to the performance of a Lipper Index over the performance period. The performance adjustment for each class is calculated monthly by comparing the Fund's performance to that of the Lipper Ultra Short Obligations Funds Index, which measures the performance of funds tracked by Lipper that invest at least 65% of their assets in investment-grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/-5
+/- 101 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended December 31, 2018, AMCO was paid the base investment management fee (0.24%) for all share classes and a performance adjustment for the Institutional Shares. The performance adjustment decreased the base investment management fee of 0.24% by 0.02% for the Institutional Shares. The Fund Shares and R6 Shares performance adjustments were less than 0.01% and less than (0.01%), respectively.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

3

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.60% of the Fund Shares, 0.55% of the Institutional Shares, and 0.39% R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of:

(a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of utilizing such authority, to use a "manager- of-managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

8.The reference to Anthony M. Era, Jr. under the section titled "Portfolio Managers" on page 21 hereby is deleted. As of the date of this supplement, Mr. Era will no longer manage the Fund.

9.The disclosure under the section titled "Portfolio Managers" on pages 21-22 hereby is deleted in its entirety and replaced with the following:

Douglas J. Rollwitz, CFA, CPA, Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since May 2018. Mr. Rollwitz has 19 years of investment management experience and has worked for 22 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at San Antonio; M.B.A., University Texas at Arlington. He holds the CFA designation and is a member of the CFA Institute and the San Antonio Financial Analysts Society.

Brian W. Smith, CFA, CPA, Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since May 2018. Mr. Smith has 19 years of investment management experience and has worked for 33 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at San Antonio; M.B.A., University of Texas at San Antonio. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

James F. Jackson, Jr., CFA, Victory Capital Senior Portfolio Manager and Head of Fixed Income Portfolio Management–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Jackson has 19 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan and a B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

R. Neal Graves, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Graves has 25 years of finance related experience including 19 years of investment management experience with AMCO, which was acquired by the

4

Adviser's parent company in 2019. Education: Master's in professional accounting, University of Texas at Austin and a B.B.A., University of Texas at Austin. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 22 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on pages

25-26 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 27 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 30 hereby is amended to reflect "Contacting the USAA Funds."

16.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

17.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 31 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

18.The second, sixth, and seventh paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 35-36 hereby are deleted in their entirety and replaced with the following:

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99490-0719

6

USAA VALUE FUND

Fund Shares (UVALX), Institutional Shares (UIVAX),

and Adviser Shares (UAVAX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Value Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	0.65%(a)	0.65%(a)	0.65%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.31%	0.23%	0.37%
Total Annual Fund Operating Expenses	0.96%(b)	0.88%(b)	1.27%(b)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.96% of the Fund Shares, 0.88% of the Institutional Shares, and 1.27% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$98	$306	$531	$1,178
Inst. Shares	$90	$281	$488	$1,084
Adviser Shares	$129	$403	$697	$1,534

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser," "Subadviser," and "Portfolio Managers" on pages 5-6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's RS Investments Value ("RS Value") investment franchise and its Victory Solutions platform. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss was a subadviser to the Fund.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
Daniel Lang	Chief Investment Officer of the RS Value team	Since July 2019
Tyler Dan II	Portfolio Manager of the RS Value team	Since July 2019
Robert Harris	Portfolio Manager of the RS Value team	Since July 2019
Joseph Mainelli	Portfolio Manager of the RS Value team	Since July 2019
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since July 2019
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2019

6.The heading at the top of page 8 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the Q&A "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy" on pages 8-9 hereby is deleted in its entirety and replaced with the following:

RS Value

2

In evaluating investments for the Fund, RS Value conducts fundamental research to identify companies with improving returns on invested capital. RS Value's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as RS Value seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. RS Value seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

RS Value's strategy holds a relatively few number of securities and, as a result of its investment process, its investments may be focused in one or more economic sectors from time to time, including the financials sector.

Victory Solutions

Victory Solutions seeks to create a diversified portfolio of stocks that emphasize certain investment factors such as quality, value, and momentum through quantitative analysis. Victory Solutions uses quantitative analysis to identify companies that generally meet one of the following criteria: trade at attractive valuations, exhibit positive momentum, and/or have strong and stable profitability. Victory Solutions uses quantitative analysis to allocate exposure to factors in an attempt to take advantage of opportunities and limit the amount of risk any individual factor contributes to the portfolio. Victory Solutions may engage in active and frequent trading of portfolio holdings for the portion of the Fund's assets it manages and will sell an investment if the above-mentioned attributes are not compelling as compared to those of another investment choice.

8.The disclosure under the section titled "Fund Management" on pages 13-15 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory and Subadvisory Agreements is available in the Fund's annual report to shareholders for the period ended July 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. RS Investments Value, a Victory Capital investment franchise, and its Victory Solutions platform are responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.65% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each class of shares of the Fund on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance over the performance period of the respective share class relative to the performance of the Lipper Multi-Cap Value Funds Index, which tracks the total return performance of funds within the Lipper Multi-Cap Value Funds category. This category includes funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted

3

basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Composite 1500 Index. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Composite 1500 Index. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 100 to 400	+/- 4
+/- 401 to 700	+/-5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended July 31, 2018, AMCO was paid a base investment management fee (0.65%) for all share classes. The performance adjustment had no impact on the Fund Shares, Institutional Shares, or Adviser Shares base investment management fee.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.96% of the Fund Shares, 0.88% of the Institutional Shares, and 1.27% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of using such authority, to use a "manager-of- managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or

4

more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

9.The disclosure referencing Barrow, Hanley, Mewhinney & Strauss (BHMS) under the section titled "Portfolio Managers" on page 15 hereby is deleted in its entirety and replaced with the following:

RS Value

Daniel Lang is the Chief Investment Officer of the RS Value team. From 2009 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Before joining RS Investments, he was a portfolio manager at Farallon Capital Management covering biotech, medical device, pharmaceutical, and health care services globally. Previously, Mr. Lang was a portfolio manager at Farallon Capital Management covering biotech, medical device, pharma, and health care services globally. Previously, he was a senior associate at venture capital firm Brilleon Capital U.S. and the co-founder and CFO of Sapient Medical Group. Mr. Lang's 20 years of business and investment experience is preceded by a career practicing medicine. He was a post-doctoral research and clinical fellow in cardiology at the University of California, San Francisco. He was board certified in internal medicine and a Chief Medical Resident at Mount Sinai Hospital in New York.

Tyler Dann II has been a member of the RS Value team since 2014. From 2014 through 2016, he was with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Prior to that, he was Portfolio Manager and Senior Research Analyst with Invesco Advisers, Inc., where he served as co-Portfolio Manager for the Invesco Charter Fund, the Invesco VI Core Equity Fund and the Invesco Energy Fund. Previously, he was Senior Research Analyst at Banc of America Securities. Prior to that, Mr. Dann held various energy research positions at Credit Suisse First Boston and SBC Warburg. He is a CFA® charterholder.

Robert Harris is a member of the RS Value team. From 2005 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Before joining RS Investments, he was a financial services analyst at Dresdner RCM Global Investors, LLC. Previously, he was a marketing associate for Chevron Texaco Corporation. He also spent seven years as a flight engineer in the United States Air Force.

Joseph Mainelli is a member of the RS Value team. From 2007 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Before joining RS Investments, he was an equity research analyst focusing on small- and mid-cap value investments at David J. Greene & Company for three years. Previously, he was an equity research analyst at Sagamore Hill Capital and ING Furman Selz Asset Management.

Victory Solutions

Mannik S. Dhillon serves as President, VictoryShares and Solutions, for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Fund since July 2019. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 16 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5

5

p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 19 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on pages 20-21 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 23 hereby is amended to reflect "Contacting the USAA Funds."

16.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

17.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 25 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

18.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 26 hereby is deleted.

19.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 31-33 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration

6

of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks

7

and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99489-0719

8

USAA VIRGINIA BOND FUND

Fund Shares (USVAX) and Adviser Shares (UVABX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Virginia Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Adviser
	Shares	Shares
Management Fee	0.32%(a)	0.32%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.22%	0.25%
Total Annual Fund Operating Expenses	0.54%(b)	0.82%(b)
Fee Waiver/Reimbursement	N/A	(0.02%)
Total Annual Fund Operating Expenses after Reimbursement	0.54%(c)	0.80%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.54% of the Fund Shares and 0.80% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$55	$173	$302	$677
Adviser Shares	$82	$258	$451	$1,010

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on page 6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of Fund are members of the Adviser's USAA Investments investment franchise. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
John C. Bonnell, CFA	Senior Portfolio Manager	Since August 2006
Regina G. Conklin, CFA, CPA	Senior Portfolio Manager	Since July 2019
Andrew Hattman, CFA, CAIA	Portfolio Manager	Since July 2019

6.The heading at the top of page 9 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

7.The disclosure under the section titled "Fund Management" on pages 19-21 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

2

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory Agreement is available in the Fund's semiannual report to shareholders for the period ended September 30.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. USAA Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

For the fiscal year ended March 31, 2019, AMCO was paid an investment management fee comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is computed as a percentage of the average daily net assets of the Fund, and is equal on an annual basis to 0.50% of the first $50 million of average daily net assets, 0.40% of that portion of average daily net assets over $50 million but not over $100 million, and 0.30% for that portion of average daily net assets over $100 million. The fee is allocated monthly to each share class of the Fund based on average daily net assets.

The performance adjustment for the Fund is calculated separately for each share class on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance of the respective share class relative to the performance of the Lipper Virginia Municipal Debt Funds Index over the performance period. The performance adjustment for each class is calculated monthly by comparing the Fund's performance to that of the Lipper Virginia Municipal Debt Funds Index, which tracks the total return performance of the largest funds within the Lipper Virginia Municipal Debt Funds category. This category includes funds that limit their assets to those securities that are exempt from taxation in the Commonwealth of Virginia. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/-5
+/- 101 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 0.54% of the Fund Shares and 0.80% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or

3

expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund is authorized, although the Adviser has no present intention of using such authority, to use a "manager-of- managers" structure. The Adviser could select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Adviser could change the allocations without shareholder approval.

8.The reference to Dale R. Hoffmann under the section titled "Portfolio Managers" on page 21 hereby is deleted. As of the date of this supplement, Mr. Hoffmann will no longer manage the Fund.

9.The disclosure under the section titled "Portfolio Managers" on page 21 hereby is deleted in its entirety and replaced with the following:

John C. Bonnell, CFA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has managed the Fund since August 2006. Mr. Bonnell has 30 years of investment management experience, 25 years of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Regina G. Conklin, CFA, CPA, Victory Capital Senior Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Ms. Conklin has 24 years of investment management experience, and has worked 28 years with AMCO, which was acquired by the Adviser's parent company in 2019. Ms. Conklin is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Andrew Hattman, CFA, CAIA, Victory Capital Portfolio Manager–USAA Investments, A Victory Capital Investment Franchise, has co-managed the Fund since July 2019. Mr. Hattman has eight years of investment management experience, all of which have been with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

10.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on pages 21-22 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

11.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 24 hereby is deleted and replaced with the following:

4

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

12.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

13.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

14.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on page 26 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

15.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 28 hereby is amended to reflect "Contacting the USAA Funds."

16.The subsection titled "Fax" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 29 hereby is deleted.

17.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

18.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 30 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

19.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 31 hereby is deleted.

20.The second, sixth, and seventh paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 36-37 hereby are deleted in their entirety and replaced with the following:

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses evaluated bid or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

5

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99499-0719

6

USAA WORLD GROWTH FUND

Fund Shares (USAWX), Institutional Shares (UIWGX),

and Adviser Shares (USWGX)

SUPPLEMENT DATED JULY 1, 2019

TO THE FUND'S PROSPECTUS

DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA World Growth Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.34%	0.35%	0.43%
Total Annual Fund Operating Expenses	1.09%(b)	1.10%	1.43%
Fee Waiver/Reimbursement	N/A	(0.10%)	(0.08%)
Total Annual Fund Operating Expenses after	1.09%(c)	1.00%(c)	1.35%(c)
Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.09% of the Fund Shares, 1.00% of the Institutional Shares, and 1.35% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same,

(3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$111	$347	$601	$1,329
Inst. Shares	$102	$329	$586	$1,322
Adviser Shares	$137	$436	$766	$1,699

4.The fifth and sixth sentences of the second paragraph under the section titled "Principal Risks" on page 3 hereby are deleted in their entirety and replaced with the following:

In addition, to the extent the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

5.The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

6.The disclosures under the sections titled "Investment Adviser" and "Portfolio Managers" on pages 5-

6 hereby are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

Effective July 1, 2019, Victory Capital Management Inc. ("Adviser") serves as the Fund's investment Adviser.

The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's RS Investments Developed Markets ("RS Developed Markets") investment franchise and its Victory Solutions platform. In addition, Massachusetts Financial Services Company d/b/a MFS Investment Management ("MFS") will continue to serve as a subadviser to manage all or a portion of the Fund. Prior to July 1, 2019, USAA Asset Management Company served as the Fund's investment adviser.

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund
U-Wen Kok	Chief Investment Officer of the RS Developed Markets	Since July 2019
team
Adam Mezan	Portfolio Manager of the RS Developed Markets team	Since July 2019
Mannik S. Dhillon,	President, VictoryShares and Solutions	Since July 2019
CFA, CAIA
Wasif A. Latif	Head of Investments, VictoryShares and Solutions	Since July 2019
Ryan McAllister	Investment Officer and Portfolio Manager, MFS	Since September
2016

Roger Morley	Investment Officer and Portfolio Manager, MFS	Since October 2009

7.The heading at the top of page 8 hereby is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. ("Victory Capital," "Adviser," or "Manager") manages this Fund. For easier reading, Victory Capital may be referred to as "we" or "us" throughout the prospectus.

8.The disclosure under the Q&A "How are the decisions to buy and sell securities made?" under the section titled "More Information on the Fund's Investment Strategy" on page 9 hereby is amended to include the following:

RS Developed Markets

RS Developed Markets employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. RS Developed Markets seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, and attractive valuations, and that enjoy favorable market sentiment. RS Developed Markets monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

Victory Solutions

In making investment decisions for the Fund, Victory Solutions will invest the Fund's assets allocated to it in a portfolio of securities that is customized to the Fund. Taking into consideration the holdings selected by the Fund's other investment managers, Victory Solutions will customize its portion of the Fund's assets to achieve one or more investment outcomes for the Fund as a whole, such as to seek potential alpha enhancement, adherence to the Fund's investment objective and/or risk mitigation.

9.The disclosure under the section titled "Fund Management" on pages 13-15 hereby is deleted in its entirety and replaced with the following:

FUND MANAGEMENT

Effective July 1, 2019, Victory Capital Management Inc. (the "Adviser") will serve as the investment adviser to the Fund pursuant to an investment advisory agreement. The Fund is one of 47 no-load mutual funds offered by USAA Mutual Funds Trust (the "Trust"). Prior to July 1, 2019, the Fund was managed by USAA Asset Management Company ("AMCO"), which the Adviser acquired as of that date. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Trust's Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). As of March 31, 2019, the Adviser managed and advised assets totaling in excess of $58.1 billion for individual and institutional clients. The Adviser's principal address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund. A discussion regarding the basis of the Board's approval of the Fund's Advisory and Subadvisory Agreements is available in the Fund's annual report to shareholders for the period ended May 31.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. The RS Investments Growth investment franchise and its Victory Solutions platform are responsible for the day-to-day investment management of the Fund.

The Fund's investment management fee is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.75% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class on a monthly basis and will be added to or subtracted from the base investment management fee depending upon the performance of the respective share class relative to the performance of the Lipper Global Funds Index over the performance period. The Lipper Global Funds Index tracks the total return performance of the funds within the Lipper Global Funds category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The adjustment rate is determined as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points)1	of the Fund's average daily net assets)1
+/- 100 to 400	+/- 4
+/- 401 to 700	+/-5
+/- 701 and greater	+/- 6

1Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the relevant share class are calculated over a rolling 36-month period.

To determine the amount of the performance adjustment, the annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which then is multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount then is added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base investment management fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the fiscal year ended May 31, 2018, AMCO was paid the base investment management fee (0.75%) for all share classes and a performance adjustment for the Fund Shares. The performance adjustment increased the base investment management fee of 0.75% by 0.01% for the Fund Shares and did not affect the base investment management fee for Institutional Shares or Adviser Shares.

Under the investment advisory agreement with the Adviser that took effect on July 1, 2019, no performance adjustments will be made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, any performance adjustment to the management fee, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses) do not exceed 1.09% of the Fund Shares, 1.00% of the Institutional Shares, and 1.35% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This waiver agreement may only be terminated by the Fund's Board of Trustees.

In addition to providing investment management services, the Adviser also provides administration and servicing to the Fund. Victory Capital Advisers, Inc. acts as the Fund's distributor, and Victory Capital Transfer Agency, Inc., (formerly, USAA Shareholder Account Services) provides transfer agency services to the Fund. The Fund or the Fund's distributor or transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

The Fund uses a "manager-of-managers" structure. The Adviser is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. The Adviser monitors each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Adviser also is responsible for determining how the Fund's assets should be allocated to the subadviser(s). The allocation for each subadviser can range from 0% to 100%of the Fund's assets, and the Adviser can change the allocations without shareholder approval.

The Adviser has entered into an Investment Subadvisory Agreement with MFS, under which MFS provides day-to- day discretionary management of the portion of the Fund's assets attributed to it in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Board and the Adviser. MFS is compensated directly by the Adviser and not the Fund. MFS is compensated directly by the Adviser and not the Fund.

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, is a registered investment adviser and America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). As of March 31, 2019, net assets under the management of the MFS organization were approximately$472 billion.

10. The section titled "Portfolio Managers" on page 15 hereby is amended to include the following:

RS Developed Markets

U-Wen Kok is the Chief Investment Officer of the RS Developed Markets team. From 2013 to 2016, she with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Before joining RS Investments, Ms. Kok was a portfolio manager at RBC Global Asset Management for its North American and Global equity products from January 2012 to October 2012. From August 2009 through May 2010, she provided portfolio management consulting services to BMO Asset Management. From 2001 to 2008, she was lead portfolio manager for two domestic active growth and value equity funds at Barclays Global Investors. For six years prior to that, Ms. Kok was a manager of Canadian quantitative active equity portfolios at the Ontario Teachers' Pension Plan Board. Ms. Kok is a CFA® charterholder.

Adam Mezan has been a member of the RS Developed Markets team since 2014. Prior to joining RS Investments in 2014, Mr. Mezan worked at Nomura Asset Management in London, covering global industrials and auto sectors. Previously, he worked at CIBC World Markets, performing fundamental research on North American business/industrial services companies. Mr. Mezan holds a B.A. from Duke University and an M.B.A. from the University of Chicago. Mr. Mezan is a CFA® charterholder.

Victory Solutions

Mannik S. Dhillon serves as President, VictoryShares and Solutions, for Victory Capital. From 2015-2017, he served as Victory Capital's Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA® and CAIA® charterholder.

Wasif A. Latif, Head of Investments, VictoryShares and Solutions, has co-managed the Funds since July 2019. Mr. Latif has 20 years of investment management experience, 10 of which have been with AMCO, which was acquired by the Adviser's parent company in 2019.

11.The first paragraph under the subsection "Opening an Account with the Fund" under the section titled "Purchases" on page 16 hereby is deleted and replaced with the following:

You may purchase shares in an investment account or through certain financial intermediaries as described below. You may call toll free at (800) 235-8396, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA Funds unless the registration is different or we need further information to verify your identity.

12.The first sentence under the subsection titled "Payment" under the section titled "Purchases" on page 19 hereby is deleted and replaced with the following:

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, the instrument must be written in U.S. dollars and drawn on a U.S. bank. In addition, initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed.

13.All references to "USAA investment account" in the prospectus hereby are amended to reflect "an investment account."

14.All references to "USAA Funds" in the prospectus hereby are amended to reflect "affiliated Funds."

15.The last sentence of the third paragraph under the subsection titled "Redeeming Shares" under the section titled "Redemptions" on pages 20-21 hereby is deleted and replaced with the following:

Payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to 30 days from the initial purchase date into a fund and seven days from the purchase date.

16.The subsection titled "Contacting USAA" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 23 hereby is amended to reflect "Contacting the USAA Funds."

17.All references to "USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services ("SAS"))" in the prospectus hereby are amended to reflect "Victory Capital Transfer Agency, Inc.".

18.The disclosure under the subsection titled "IRA Distribution Fee" under the section titled "Other Important Information About Purchases, Redemptions, and Exchanges" on page 25 hereby is deleted in its entirety and replaced with the following:

The Fund may apply a distribution fee to all full IRA distributions, except for those due to death, disability, or divorce. Partial IRA distributions are not charged a distribution fee.

19.The reference to the USAA Giving Fund under the section titled "The USAA Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" in the third bullet on page 27 hereby is deleted.

20.The second, fourth, eighth, and ninth paragraphs under the subsection titled "Valuation of Securities" under the section titled "Shareholder Information" on pages 32-33 hereby are deleted in their entirety and replaced with the following:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the "Service") approved by the Board.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date.

Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99506-0719

7

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED JULY 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2018

Growth and Tax Strategy Fund (USBLX)	World Growth Fund Adviser Shares (USWGX)
Precious Metals and Minerals Fund Shares (USAGX)	Government Securities Fund Shares (USGNX)
Precious Metals and Minerals Fund Institutional Shares (UIPMX)	Government Securities Fund Institutional Shares (UIGSX)
Precious Metals and Minerals Fund Adviser Shares (UPMMX)	Government Securities Fund Adviser Shares (UAGNX)
Emerging Markets Fund Shares (USEMX)	Government Securities Fund R6 Shares (URGSX)
Emerging Markets Fund Institutional Shares (UIEMX)	Managed Allocation Fund (UMAFX)
Emerging Markets Fund Adviser Shares (UAEMX)	Cornerstone Conservative Fund (USCCX)
Treasury Money Market Trust® (UATXX)	Cornerstone Moderately Conservative Fund (UCMCX)
International Fund Shares (USIFX)	Cornerstone Moderate Fund (USBSX)
International Fund Institutional Shares (UIIFX)	Cornerstone Moderately Aggressive Fund (USCRX)
International Fund Adviser Shares (UAIFX)	Cornerstone Aggressive Fund (UCAGX)
International Fund R6 Shares (URITX)	Cornerstone Equity Fund (UCEQX)
World Growth Fund Shares (USAWX)
World Growth Fund Institutional Shares (UIWGX)

This Supplement updates certain information contained in the above-referenced Statement of Information (SAI) for the USAA mutual funds ("Funds") and supersedes the Supplements dated November 7, 2018, and March 7, 2019, in their entirety.

On July 1, 2019, Victory Capital Holdings, Inc. (VCH), a global investment management firm, acquired all of the interests of

(1)USAA Asset Management Company (AMCO or Predecessor Manager), the investment adviser to the Funds, and (2) USAA Shareholder Account Services (Transfer Agent), the transfer agent to the Funds, from United Services Automobile Association, AMCO's parent company (the Transaction). As a result of the Transaction, Victory Capital Management Inc. (Victory Capital or Manager), an indirect, wholly-owned subsidiary of VCH, became the investment adviser to the Funds. Victory Capital Advisers, Inc. (VCA or Distributor), another indirect, wholly-owned subsidiary of VCH, serves as the distributor of each Fund's shares on a continuing, best-efforts basis in replacement of USAA Investment Management Company.

References to AMCO and the Manager throughout the SAI are hereby updated to refer to Victory Capital as the context requires. References to IMCO and the Distributor throughout the SAI are hereby updated to refer to VCA as the context requires. In addition, the Transfer Agent has changed its name to Victory Capital Transfer Agency, Inc. (VCTA).

On the cover page, the first sentence of the second paragraph hereby is removed and replaced with the following:

You may obtain a free copy of the prospectus dated October 1, 2018, for each Fund by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 235-8396.

Under "Valuation of Securities" on page 3, the fifth, seventh, ninth, and eleventh paragraphs hereby are removed and replaced with the following:

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and stale price monitoring.

Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time a Fund is valued. If no last sale or official closing price is reported or available, the average of the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the Service) approved by the Board. The Service uses evaluated bid or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day. Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale price on the prior trading date. Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

Under "Conditions of Purchase and Redemption" on page 4, the paragraph under "Nonpayment" hereby is removed and replaced with the following:

If any order to purchase shares directly from the Trust is canceled due to nonpayment or if the Trust does not receive good funds by check or electronic funds transfer, Victory Capital Transfer Agency, Inc. (Transfer Agent), formerly known as USAA Shareholder Account Services, will treat the cancellation as a redemption of shares purchased, and you may be responsible for any resulting loss incurred by the Fund or the Manager. If you hold shares in an account with the Transfer Agent, the Transfer Agent can redeem shares from any of your account(s) with the Transfer Agent as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in other funds sponsored or managed by Victory Capital. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Under "Additional Information Regarding Redemption of Shares" on page 5, the first sentence of the second paragraph hereby is removed and replaced with the following:

Shares of a Fund may be offered to other investment companies that are structured as funds-of-funds (however, shares of the Cornerstone Conservative Fund and the Cornerstone Equity Fund may not be offered to investment companies that are structured as funds-of-funds), to institutional investors, to financial intermediaries, and to other large investors (e.g., managed account programs offered by affiliated and unaffiliated investment advisers).

Under "Additional Information Regarding Redemption of Shares" on page 5, the first sentence of the fourth paragraph hereby is removed and replaced with the following:

Accounts held with the Transfer Agent with a balance of less than $500 may be subject to automatic redemption, provided that (1) the value of the account has been reduced, below the minimum initial investment in such Fund at the time the account was established, for reasons other than market action, (2) the account has remained below the minimum level for six months, and (3) 30 days' prior written notice of the proposed redemption has been sent to you.

Under "Fund's Right to Reject Purchases and Exchange Orders and Limit Trading in Accounts" on page 6, the first sentence of the first paragraph and the third bullet under the second paragraph hereby are removed and replaced with the following:

The main safeguard of the Funds and each series of the Trust (together, the USAA Funds) against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

•Purchases and sales made through USAA Managed Portfolios-UMP®, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated managed investment accounts;

2

Under "Investment Plans" and "Automatic Purchase of Shares" on pages 7-8, the paragraphs on Direct Purchase Service, Direct Deposit Program, and Government Allotment hereby are removed.

Under "Systematic Withdrawal Plan" on page 8, the first paragraph hereby is removed and replaced with the following:

If you own shares in a single investment account (accounts in different USAA Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You also may elect to have such withdrawals invested in another USAA Fund.

Under "Tax-Deferred Retirement Plans" on page 8, the first sentence of the second paragraph and the second sentence of the third paragraph hereby are removed and replaced with the following:

Applications for the IRA and 403(b)(7) programs should be sent directly to Victory Capital Transfer Agency, Inc., P.O. Box 659453, San Antonio, TX 78265-9825.

Exceptions to the fee are: partial distributions and distributions due to disability or death.

Under the section entitled "Borrowing Money and Issuing Senior Securities" under "Investment Policies" on page 10, the second paragraph hereby is removed and replaced with the following:

Effective July 1, 2019, each Fund participates, along with other USAA Funds and series of Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds, in a short-term, demand note line of credit agreement with Citibank, N.A. (Citibank). Under the agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Under the section entitled "Investment Policies" on page 8, the following paragraph is inserted:

Interfund Borrowing and Lending. The Funds are entitled to rely on an exemptive order from the SEC allowing them to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (the "Interfund Lending Program"). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an "Interfund Loan"), subject to meeting the conditions of the SEC exemptive order. (The Treasury Money Market Trust is not permitted to borrow under the Interfund Lending Program.). All Interfund Loans will consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank borrowing, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default by the Fund will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the master interfund lending agreement, entitling the lending Fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets, provided that if the borrowing Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the lending Fund's Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing Fund's total outstanding borrowings immediately after an Interfund Loan would be greater than 10% of its

3

total assets, the Fund may borrow through the Interfund Lending Program only on a secured basis. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund's fundamental restrictions or non-fundamental policies.

No Fund may lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund's aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund's Interfund Loans to any one Fund shall not exceed 5% of the lending Fund's net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund. The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund borrowing and lending are designed to minimize the risks associated with interfund borrowing and lending for both a lending Fund and a borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one business day's notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that a borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund or from a borrowing Fund could result in a lost investment opportunity or additional costs. No Fund may borrow more than the amount permitted by its investment limitations. The Interfund Lending Program is subject to the oversight and periodic review of the Board.

Under "Trustees and Officers of the Trust" on pages 43 and following, the following changes are made:

•The first paragraph and the first paragraph under "Board Leadership Structure" hereby are removed and replaced with the following:

The Board consists of 10 Trustees who supervise the business affairs of the Trust. The Board is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of the Funds' shareholders. The Board periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including Victory Capital and its affiliates.

Board Leadership Structure

The Board is comprised of a super-majority (80% or more) of Trustees who are not "interested persons" (as defined under the 1940 Act) of the Funds (the Independent Trustees) and two Trustees who are "interested persons" of the Funds (Interested Trustees). Mr. Dan McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds. In addition, the Vice Chairman of the Board also has been designated a Lead Independent Trustee. The Chairman presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Funds' management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust's Master Trust Agreement or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Vice Chair and Lead Independent Trustee may call meetings of the Board and any Board committee whenever he deems it necessary, and presides at meetings of the Trustees in the absence of the Chair. The Vice Chair and Lead Independent Trustee participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. In addition, the Vice Chair and Lead Independent Trustee will coordinate activities performed by the Independent Trustees as a group and will serve as the main liaison between the Independent Trustees and the Funds' management and officers between meetings. The Vice Chair and Lead Independent Trustee may perform such other functions as may be requested by the Board from time to time. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.

•The tables of Independent Trustees, Interested Trustees, and Interested Officers on pages 45-49 hereby are removed and replaced with the following:

4

Number of
Portfolios in
Name,		Term of		Fund
Address*	Position(s)	Office** and		Complex	Other
and Date of	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
Independent Trustees
Robert L.	Trustee	Trustee since	Adjunct Professor in the Department of	One	None

Mason,		January 1997	Management Science and Statistics in the	registered
Ph.D.		and Chairman	College of Business at the University of Texas	investment
(July 1946)		from January	at San Antonio (2001-present); Institute	company
		2012 to	Analyst, Southwest Research Institute (03/02-	offering 47
		July 2019	01/16), which focuses on providing innovative	individual
			technology, science, and engineering services to	funds
clients around the world and is one of the oldest
independent, nonprofit, applied research and
development organizations in the United States.
He was employed at Southwest Research
Institute for 40 years. Dr. Mason brings to the
Board particular experience with information
technology matters, statistical analysis, and
human resources as well as over 22 years'
experience as a Board member of the USAA
family of funds.

Jefferson C.	Lead	Trustee since	Senior Managing Director, New York Life	One	Westhab, Inc.
Boyce	Independent	September	Investments, LLC (1992-2012), an investment	registered
(September	Trustee and	2013, Lead	manager. Mr. Boyce brings to the Board	investment
1957)	Vice Chairman	Independent	experience in financial investment management,	company
		Trustee and	and, in particular, institutional and retail mutual	offering 47
		Vice Chairman	funds, variable annuity products, broker dealers,	individual
		since July	and retirement programs, including experience	funds
		2019	in organizational development, marketing,
product development, and money management
as well as five years' experience as a Board
member of the USAA family of funds.

Dawn M.	Trustee	Trustee since	Manager of Finance, Menil Foundation, Inc.	One	None

Hawley		April 2014	(05/07-06/11), which is a private foundation	registered
(February			that oversees the assemblage of sculptures,	investment
1954)			prints, drawings, photographs, and rare books.	company
			Director of Financial Planning and Analysis and	offering 47
			Chief Financial Officer, AIM Management	individual
			Group, Inc. (10/87-01/06). Ms. Hawley brings	funds
to the Board experience in financial investment
management and, in particular, institutional and
retail mutual funds, variable annuity products,
broker dealers, and retirement programs,
including experience in financial planning,
budgeting, accounting practices, and
asset/liability management functions including
major acquisitions and mergers, as well as over
five years' experience as a Board member of
the USAA family of funds.

5

Number of
Portfolios in
Name,		Term of		Fund
Address*	Position(s)	Office** and		Complex	Other
and Date of	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
Paul L.	Trustee	Trustee since	Director, Cantor Opportunistic Alternatives	One	None
McNamara		January 2012	Fund, LLC (03/10-02/14), which is a closed-	registered
(July 1948)			end fund of funds by Cantor Fitzgerald	investment
			Investment Advisors, LLC. Mr. McNamara	company
			retired from Lord Abbett & Co. LLC, an	offering 47
			independent U.S. investment management firm,	individual
			as an Executive Member on 09/30/09, a	funds
position he held since 10/02. He had been
employed at Lord Abbett since 1996. Mr.
McNamara brings to the Board extensive
experience with the financial services industry
and, in particular, institutional and retail mutual
fund markets, including experience with mutual
fund marketing, distribution, and risk
management, as well as overall experience with
compliance and corporate governance issues.
Mr. McNamara also has experience serving as a
fund director as well as seven years' experience
as a Board member of the USAA family of
funds. Paul L. McNamara is of no relation to
Daniel S. McNamara.

Richard Y.	Trustee	Trustee since	Director, Elta North America (01/18-present),	One	None

Newton III		March 2017	which is a global leader in the design,	registered
(January			manufacture and support of innovative	investment
1956)			electronic systems in the ground, maritime,	company
			airborne and security domains for the nation's	offering 47
			warfighters, security personnel, and first	individual
			responders; Managing Partner, Pioneer	funds
Partnership Development Group (12/15-
present); Executive Director, The Union League
Club of New York (06/14-11/15); Executive
Vice President, Air Force Association (08/12-
05/14); Lieutenant General, United States Air
Force (01/08-06/12). Lieutenant General
Newton (Ret.) served 34 years of active duty in
the United States Air Force. Lt. Gen. Newton
retired as the Assistant Vice Chief of Staff and
Director of Air Staff at the Headquarters of the
U.S. Air Force where he was responsible for
overseeing the administration and organization
of the Air Staff, which develops policies, plans
and programs, establishes requirements, and
provides resources to support the Air Force's
mission. Lt. Gen. Newton is a graduate of the
United States Air Force Academy, Webster
University, and The National War College. Lt.
Gen. Newton brings to the Board extensive
management and military experience, as well as
over two years' experience as a Board member
of the USAA family of funds.
6

Number of
Portfolios in
Name,		Term of		Fund
Address*	Position(s)	Office** and		Complex	Other
and Date of	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held

Barbara B.	Trustee	Trustee since	Senior Associate Dean of Degree programs at	One	None
Ostdiek,		January 2008	Jesse H. Jones Graduate School of Business at	registered
Ph.D.			Rice University (07/13-present); Associate	investment
(March			Professor of Finance at Jesse H. Jones Graduate	company
1964)			School of Business at Rice University (07/01-	offering 47
			present); Academic Director, El Paso	individual
			Corporation Finance Center at Jesse H. Jones	funds
Graduate School of Business at Rice University
(07/02-06/12). Dr. Ostdiek brings to the Board
particular experience with financial investment
management, education, and research as well as
over eleven years' experience as a Board
member of the USAA family of funds.

Michael F.	Trustee	Trustee since	President of Reimherr Business Consulting	One	None

Reimherr		January 2000	performing business valuations of medium to	registered
(August			large companies, developing business plans,	investment
1945)			budgets, internal financial reporting, and	company
			mergers and acquisitions (05/95-12/17); St.	offering 47
			Mary's University Investment Committee	individual
			overseeing University Endowment (06/14-	funds
present). Mr. Reimherr brings to the Board
particular experience with organizational
development, budgeting, finance, and capital
markets as well as over 19 years' experience as
a Board member of the USAA family of funds.

John C.	Trustee	Trustee since	Retired. Mr. Walters brings significant Board	One	Guardian
Walters		July 2019	experience including active involvement with	registered	Variable
(February			the board of a Fortune 500 company, and a	investment	Products Trust (16
1962)			proven record of leading large, complex	company	series), Lead
			financial organizations. He has a demonstrated	offering 47	Independent
			record of success in distribution, manufacturing,	individual	Director;
			investment brokerage, and investment	funds	Amerilife
			management in both the retail and institutional		Holdings LLC,
			investment businesses. He has substantial		Director;
			experience in the investment management		Stadion Money
			business with a demonstrated ability to develop		Management;
			and drive strategy while managing operational,		Director;
			financial, and investment risk.		University of
North Carolina
(Chapel Hill),
Member Board of
Governors.

*The address for each Independent Trustee is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

**Under the Trust's organizational documents, each Trustee serves as a Trustee of the Trust during the lifetime of the Trust and until its termination except as such Trustee sooner dies, resigns, retires, or is removed. However, pursuant to a policy adopted by the Board, each elected or appointed Independent Trustee may serve as a Trustee until the Trustee reaches age 75, and the Interested Trustees may serve as a Trustee until the Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign, or may be removed by a written instrument signed by two-thirds of the number of Trustees before the removal, or may be removed by a vote of two-thirds of the outstanding shares of the Trust, at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered "interested persons" under the 1940 Act.

Name,	Position(s)	Term of Office		Total Number	Other
			Principal Occupation(s) Held	of USAA Funds
Address* and	Held with	and Length of		Overseen by	Directorships
Date of Birth	Fund	Time Served	During the Past Five Years		Held
Trustee
Interested Trustees
Daniel S.	Trustee and	Trustee since	President of Financial Advice & Solutions	One registered	None

McNamara	Chairman	January 2012	Group (FASG), USAA (02/13-present);	investment
(June 1966)		and Chairman	Director of USAA Asset Management	company
		since July	Company (AMCO), (08/11-present); Director	offering 47
		2019	of USAA Investment Management Company	individual
			(IMCO) (09/09-present); President, IMCO	funds
(09/09-04/14); President and Director of
USAA Shareholder Account Services (SAS)
(10/09-present); Senior Vice President of
USAA Financial Planning Services Insurance
Agency, Inc. (FPS) (04/11-present); Director
of FPS (12/13-present); President and Director
of USAA Investment Corporation (ICORP)
(03/10-present); Director of USAA Financial
Advisors, Inc. (FAI) (12/13-present). Mr.
McNamara brings to the Board extensive
experience in the financial services industry,
including experience as an officer of the Trust.

David C.	Trustee	Trustee since	Chairman and Chief Executive Officer (2013-	One registered	Trustee, Victory
Brown		July 2019	present), Co-Chief Executive Officer, (2011-	investment	Portfolios (42
(May 1972)			2013), Victory Capital Management Inc.;	company	series), Victory
			Chairman and Chief Executive Officer (2013-	offering 47	Portfolios II (26
			present), Victory Capital Holdings, Inc. Mr.	individual	series), Victory
			Brown brings to the Board extensive business,	funds	Variable
			finance and leadership skills gained and		Insurance Funds
			developed through years of experience in the		(9 series)
financial services industry, including his
tenure overseeing the strategic direction as
CEO of Victory Capital. These skills,
combined with Mr. Brown's extensive
knowledge of the financial services industry
and demonstrated success in the development
and distribution of investment strategies and
products, enable him to provide valuable
insights to the Board and strategic direction for
the Funds.

*The address of the Interested Trustees is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

Name,	Position(s)	Term of Office
Address* and	Held with	and Length of	Principal Occupation(s) Held
Date of Birth	Fund	Time Served	During the Past Five Years
Officers
Chris Dyer	President	July 2019	Director of Mutual Fund Administration, Victory

(February 1962)			Capital Management Inc. (2004 - present).

Scott Stahorsky	Vice President	July 2019	Manager, Fund Administration, Victory Capital
(July 1969)			Management Inc. (2015-present); Senior Analyst,
Fund Administration, Victory Capital Management
Inc. (2005-2015).

James K. De Vries	Treasurer	March 2018	Director, Victory Capital Management Inc. (7/1/19-

(April 1969)			present); Executive Director, Investment and
Financial Administration, USAA (2012-6/30/19);
Assistant Treasurer, USAA Mutual Funds Trust
(2013-2018). Mr. De Vries also serves as the Funds'
Principal Financial Officer.

Erin Wagner	Secretary	July 2019	Deputy General Counsel, Victory Capital
(February 1974)			Management Inc. (2013-present).

Allan Shaer	Assistant	July 2019	Senior Vice President, Financial

(March 1965)	Treasurer		Administration, Citi Fund Services Ohio, Inc.
(2016-present); Vice President, Mutual Fund
Administration, JP Morgan Chase Bank (2011-
2016).

Carol D. Trevino	Assistant	September	Manager, Victory Capital Management Inc.
(October 1965)	Treasurer	2018	(7/1/19-present); Accounting/ Financial Director,
USAA (12/13-6/30/19); Senior Accounting Analyst,
USAA (03/11-12/13).

*The address of each officer is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

•Under "Committees of the Board" on pages 49-50, the first seven paragraphs hereby are removed and replaced with the following:

The Board typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds' most recent fiscal year ended May 31, 2019, the Board held meetings seven times. A portion of these meetings is devoted to various committee meetings of the Board, which focus on particular matters. In addition, the Board may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board has five committees: an Executive Committee, an Audit and Compliance Committee, a Product Management and Distribution Committee, a Corporate Governance Committee, and an Investments Committee. The duties of these five Committees and their membership are as follows:

Executive Committee: Between the meetings of the Board and while the Board is not in session, the Executive Committee of the Board has all the powers and may exercise all the duties of the Board in the management of the business of the Trust which may be delegated to it by the Board. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, and Lead Independent Trustee Boyce are members of the Executive Committee. During the Funds' most recent fiscal year ended May 31, 2019, the Executive Committee held no meetings.

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Audit and Compliance Committee: The Audit and Compliance Committee of the Board of Trustees reviews the financial information and the independent auditor's reports and undertakes certain studies and analyses as directed by the Board. The Audit and Compliance Committee has responsibility for the review of the Trust's compliance program and the performance of the Trust's chief compliance officer, as well as responsibility for certain additional compliance matters. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Audit and Compliance Committee. During the Funds' most recent fiscal year ended May 31, 2019, the Audit and Compliance Committee held four meetings.

Product Management and Distribution Committee: The Product Management and Distribution Committee of the Board reviews the Funds offered by the Trust and the respective investment objectives and policies, as well as the Manager's selection of subadvisers; oversees the distribution and marketing of the Funds; and assists the Board in overseeing certain third-party service providers and related matters. The Product Management and Distribution Committee provides oversight with respect to the sale and distribution of shares of the Funds, including payments made by the Funds pursuant to the Trust's 12b-1 Plan. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Product Management and Distribution Committee. During the Funds' most recent fiscal year ended May 31, 2019, the Product Management and Distribution Committee held four meetings.

Corporate Governance Committee: The Corporate Governance Committee of the Board maintains oversight of the organization, performance, and effectiveness of the Board and the Independent Trustees. The Corporate Governance Committee is responsible for maintaining a policy on Board tenure and term limitations for the Independent Trustees, establishing procedures to identify and recruit potential candidates for Board membership, and recommending candidates to fill any vacancy for Independent Trustees on the Board. The Corporate Governance Committee has adopted procedures to consider nominees recommended by shareholders. Shareholders may send recommendations to Mr. Paul McNamara, chairman of the Corporate Governance Committee. To be considered by the Board, any recommendations for a nomination submitted by a shareholder must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Corporate Governance Committee. During the Funds' most recent fiscal year ended May 31, 2019, the Corporate Governance Committee held six meetings.

Investments Committee: The Investments Committee assists the Board in fulfilling its responsibilities overseeing, among other things: the investment programs implemented by Victory Capital and/or, if applicable, the investment subadviser(s) for the Funds; the performance and portfolio composition of the Funds; and the valuation and liquidity of the Funds' assets. In addition, the Investments Committee coordinates the Board's consideration of investment advisory and underwriting agreements pursuant to Section 15(c) of the 1940 Act. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Investments Committee. During the Funds' most recent fiscal year ended May 31, 2019, the Investments Committee held six meetings.

There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

Under the section titled "Advisory Agreement" under "The Trust's Manager" on pages 59-60, the first six paragraphs hereby are removed and replaced with the following:

Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds effective July 1, 2019. Victory Capital's principal business address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Victory Capital is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. ("VCH") a publicly traded Delaware corporation. As of March 31, 2019, Victory Capital managed assets totaling in excess of $58.1 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds. Effective July 1, 2019, VCH acquired AMCO from its parent company and Victory Capital became the adviser to the Funds.

Subject to the authority of the Board, the Manager is responsible for the overall management and administration of the Funds' business affairs. Victory Capital is responsible for selecting each Fund's investments according to the Fund's investment objective, policies, and restrictions. Victory Capital is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Advisory Agreement also authorizes Victory Capital to retain one or more Subadvisers for the management of all or a portion of a Fund's investment. Under the Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of Subadvisory Agreements.

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Advisory Agreement

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for the Funds. The Manager is authorized, subject to the control of the Board of the Trust, to determine the selection, amount, and time to buy or sell securities for the Funds.

For these services under this agreement, each Fund has agreed to pay the Manager a fee computed as described under Fund Management in its prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material and all other expenses incidental to holding meetings of shareholders, including proxy solicitations therefor, unless otherwise required; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of the Manager; administrator, custodian, pricing and bookkeeping, registrar and transfer agent fees and expenses; fees and expenses related to the registration and qualification of the Funds' shares for distribution under state and federal securities laws; expenses of typesetting for printing prospectuses and SAIs and supplements thereto expenses of printing and mailing these sent to existing shareholders; (xi) insurance premiums for fidelity bonds and other coverage to the extent approved by the Trust's Board of Trustees; (xii) association membership dues authorized by the Trust's Board of Trustees; and (xiii) such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Trust is a party (or to which the Funds' assets are subject) and any legal obligation for which the Trust may have to provide indemnification to the Trust's Trustees and officers.

The Advisory Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

The Advisory Agreement will remain in effect until June 30, 2021, for each such Fund and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually (i) by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board (on behalf of such Fund), and (ii) by vote of a majority of the Trustees who are not interested persons of the Manager or (otherwise than as Trustees) of the Trust cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without payment of any penalty, by either the Trust or Victory Capital on 60 days' written notice and will automatically terminate in the event of its assignment (as defined by the 1940 Act).

Under "The Trust's Manager" and "Advisory Agreement" on page 57, the following sentence has been added to the paragraph after the table of management fees:

Victory Capital will charge only the base fee (with no performance adjustments) for a period of 12 months following the effectiveness of the Advisory Agreement while Victory Capital develops a performance record for the applicable Funds.

Under "The Trust's Manager" the information under "Subadvisory Agreements" starting on page 60 hereby is removed and replaced with the following:

The Manager has entered into Subadvisory Agreements dated July 1, 2019, with Brandes Investment Partners, L.P. (Brandes), Lazard Asset Management LLC (Lazard), Massachusetts Financial Services Company (d/b/a MFS Investment Management (MFS), Northern Trust Investments, Inc. (NTI), and Wellington Management Company LLP, (Wellington Management) under which each Subadviser is engaged to provide day-to-day discretionary management of the portion of the applicable Fund's assets allocated to it by the Manager. Each Subadviser will manage the applicable Fund's assets in accordance with that Fund's investment objective(s), policies, and restrictions, subject to the general supervision of the Manager and the Board. The Manager may allocate all, a portion or none of a Fund's assets to a Subadviser in its discretion.

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Each Subadvisory Agreement will remain in effect with respect to a Fund until June 30, 2021. Each Subadvisory Agreement will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board (on behalf of the Fund) and (ii) by vote of a majority of the Trustees who are not interested persons of Victory Capital or (otherwise than as Trustees) of the Trust cast in person, at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement may be terminated, without penalty, with respect to a Fund at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act) on 60 days' written notice; by Victory Capital at any time; or by the applicable Subadviser on 90 days' written notice. Each Subadvisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

For the Growth and Tax Strategy Fund, the Manager has entered into a Subadvisory Agreement with NTI. For the Emerging Markets Fund, the Manager has entered into Subadvisory Agreements with Lazard and Brandes. For the International Fund, the Manager has entered into Subadvisory Agreements with Lazard and Wellington Management. For the World Growth Fund, the Manager has entered into a Subadvisory Agreement with MFS.

Brandes is 100% beneficially owned by senior professionals of the firm. Its principal officer is located at 11988 El Camino Real, Suite 600, San Diego, California.

Lazard is an indirect, wholly owned subsidiary of Lazard Ltd. Lazard is located at 30 Rockefeller Plaza New York, NY 10112.

MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). MFS is located at 111 Huntington Avenue, Boston, Massachusetts 02199.

NTI, located at 50 South LaSalle Street, Chicago, Illinois 60603, a subsidiary of Northern Trust Corporation, is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

Prior to July 1, 2019, MFS served as a Subadviser of the International Fund, and the Manager served as a Subadviser to the Emerging Markets Fund through its investment franchise, Expedition Partners.

Under the section titled "Administration and Servicing Agreement" under "The Trust's Manager" on page 61, the first four paragraphs hereby are removed and replaced with the following:

Under a Fund Administration, Servicing and Accounting Agreement effective July 1, 2019 (Administration Agreement), Victory Capital is obligated on a continuous basis to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Funds. Victory Capital may delegate one or more of its responsibilities to others at its expense. Citi Fund Services of Ohio, Inc. ("Citi") serves as sub-administrator and sub-fund accountant to the Trust pursuant to an agreement with Victory Capital, as disclosed in greater detail under "Sub-Administrator and Sub-Fund Accountant". As administrator, Victory Capital supervises the Trust's operations, including the services that Citi provides to the Funds as sub-administrator, but excluding those that Victory Capital provides as investment adviser, all subject to the supervision of the Board. Prior to July 1, 2019, AMCO served as the Funds' administrator under a separate agreement.

Victory Capital coordinates the preparation, filing and distribution of amendments to the Trust's registration statement on Form N-1A, supplements to prospectuses and SAIs, and proxy materials in connection with shareholder meetings; drafts shareholder communications, including annual and semi-annual reports; administers the Trust's other service provider contracts; monitors compliance with investment restrictions imposed by the 1940 Act, each Fund's investment objective, defined investment policies, and restrictions, tax diversification, and distribution and income requirements; coordinates the Funds' service arrangements with financial institutions that make the Funds' shares available to their customers; assists with regulatory compliance; supplies individuals to serve

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as Trust officers; prepares Board meeting materials; and annually determines whether the services that it provides (or the services that Citi provides as sub-administrator) are adequate and complete.

Victory Capital also performs fund accounting services for each Fund. The fund accountant calculates each Fund's NAV, the dividend and capital gain distribution, if any, and the yield. The fund accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. In addition, the Funds may reimburse Victory Capital for its reasonable out-of-pocket expenses incurred as a result of providing the services under the Administration Agreement.

The Administration Agreement provides that the Manager shall not be liable for any action or inaction, except for any action or inaction constituting willful misfeasance, bad faith or negligence in the performance of its duties hereunder or the reckless disregard of such duties.

For these services under the Administration Agreement, the Trust has agreed to pay Victory Capital a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) of the average daily net assets for each Fund Share class (excluding the Cornerstone Conservative Fund, Cornerstone Equity Fund, Managed Allocation Fund, and the Treasury Money Market Trust) and Adviser Share class. With respect to the Managed Allocation Fund the Trust has agreed to pay Victory Capital a fee computed daily and paid monthly, at an annual rate equal to five one-hundredths of one percent (0.05%) of the average daily net assets for the Fund. With respect to the Treasury Money Market Trust, the Trust has agreed to pay one-tenth of one percent (0.10%) of the average daily net assets for the Fund. The Trust currently pays no fees to Victory Capital with respect to the Cornerstone Conservative and Cornerstone Equity Funds.

With respect to the Institutional Shares class of the World Growth Fund, Government Securities Fund, Emerging Markets, International Fund, and Precious Metals and Minerals Fund, for these services under the Administration Agreement, the Trust has agreed to pay Victory Capital a fee computed daily and paid monthly, at an annual rate equal to one-tenth of one percent (0.10%) of the average daily net assets.

With respect to the R6 Share class of the Government Securities Fund and the International Fund, for these services under the Administration Agreement, the Trust has agreed to pay Victory Capital a fee computed daily and paid monthly, at an annual rate equal to five one-hundredths of one percent (0.05%) of the average daily net assets.

Under "The Trust's Manager" on page 62, the section titled "Code of Ethics" is removed and replaced with the following:

Codes of Ethics

Each of the Trust, the Manager and the Distributor has adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Manger Code of Ethics applies to all Access Personnel (the Manager's directors and officers and employees with investment advisory duties) and all Supervised Personnel (all of the Manager's directors, officers and employees). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Manager Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Funds. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

The Section titled "Proxy Voting Policies and Procedures" on pages 62-63, hereby is removed and replaced with the following:

PROXY VOTING POLICIES AND PROCEDURES

VICTORY CAPITAL PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated to the Manager authority to vote on proposals presented to shareholders of portfolio securities held by the USAA Funds. The Manager votes on proposals presented to shareholders of portfolio securities held by those Funds for which the Manager is responsible. For USAA Funds with sub-advisers, the Manager has delegated responsibility for voting to the applicable sub-advisers. To assist the Manager in making proxy-voting decisions, the Manager has adopted a Proxy Voting Policy ("Policy") that establishes voting guidelines (Proxy Voting Guidelines) with respect to certain recurring issues. The Policy is reviewed on an annual basis by the Manager's Proxy Committee (Proxy

13

Committee) and revised when the Proxy Committee determines that a change is appropriate. The Board annually reviews the Trust's Proxy Voting Policy and the Manager's Policy and determines whether amendments are necessary or advisable.

Voting under the Manager's Policy may be executed through administrative screening per established guidelines with oversight by the Proxy Committee or upon vote by a quorum of the Proxy Committee. The Manager delegates to Institutional Shareholder Services ("ISS"), an independent service provider, the non-discretionary administration of proxy voting for the Trust, subject to oversight by the Manager's Proxy Committee. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by the Manager.

The Manager votes proxies in the best interests of the Funds and their shareholders. This entails voting client proxies with the objective of increasing the long-term economic value of Fund assets. The Manager's Proxy Committee determines how to vote proxies by following established guidelines, which are not intended to be rigid rules. The Proxy Committee is directed to apply the guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the Funds or if required by the Board or the Funds' Proxy Voting Policy. In such cases, the Manager may consider, among other things:

•the effect of the proposal on the underlying value of the securities

•the effect on marketability of the securities

•the effect of the proposal on future prospects of the issuer

•the composition and effectiveness of the issuer's board of directors

•the issuer's corporate governance practices

•the quality of communications from the issuer to its shareholders

The Manager may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team's opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund's best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

The following examples illustrate the Manager's policy with respect to some common proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all matters addressed in the Guidelines, and whether the Manager supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information.

Directors

•The Manager generally supports the election of directors in uncontested elections, except when there are issues of accountability, responsiveness, composition, and/or independence.

•The Manager generally supports proposals for an independent chair taking into account factors such as the current board leadership structure, the company's governance practices, and company performance.

•The Manager generally supports proxy access proposals that are in line with the market standards regarding the ownership threshold, ownership duration, aggregation provisions, cap on nominees, and do not contain any other unreasonably restrictive guidelines.

•The Manager reviews contested elections on a case-by-case basis taking into account such factors as the company performance, particularly the long-term performance relative to the industry; the management track record; the nominee qualifications and compensatory arrangements; the strategic plan of the dissident and its critique of the current management; the likelihood that the proposed goals and objectives can be achieved; the ownership stakes of the relevant parties; and any other context that is particular to the company and the nature of the election.

Capitalization & Restructuring

•The Manager generally supports capitalization proposals that facilitate a corporate transaction that is also being supported and for general corporate purposes so long as the increase is not excessive and there are no issues of superior voting rights, company performance, previous abuses of capital, or insufficient justification for the need for additional capital.

Mergers and Acquisitions

The Manager reviews mergers and acquisitions on a case-by-case basis to balance the merits and drawbacks of the transaction and factors such as valuation, strategic rationale, negotiations and process, conflicts of interest, and the governance profile of the company post-transaction.

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Compensation

•The Manager reviews all compensation proposals for pay-for-performance alignment, with emphasis on long-term shareholder value; arrangements that risk pay for failure; independence in the setting of compensation; inappropriate pay to non-executive directors, and the quality and rationale of the compensation disclosure.

•The Manager will generally vote FOR advisory votes on executive compensation ("say on pay") unless there is a pay-for- performance misalignment; problematic pay practice or non-performance-based element; incentive for excessive risk-taking, options backdating; or a lack of compensation committee communication and/or responsiveness to shareholder concerns.

•The Manager will vote case-by-case on equity-based compensation plans taking into account factors such as the plan cost; the plan features; and the grant practices as well as any overriding factors that may have a significant negative impact on shareholder interests.

Social and Environmental Issues

•The Manager will vote case-by-case on topics such as consumer and product safety; environment and energy; labor standards and human rights; workplace and board diversity; and corporate and political issues, taking into account factors such as the implementation of the proposal is likely to enhance or protect shareholder value; whether the company has already responded in an appropriate and sufficient manner to the issue raised; whether the request is unduly burdensome; and whether the issue is more appropriately or effectively handled through legislation or other regulations.

The Manager may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team's opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund's best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

Occasionally, conflicts of interest arise between the Manager's interests and those of a Fund or another client. When this occurs, the Proxy Committee must document the nature of the conflict and vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue. In the event that the Proxy Voting Guidelines are inapplicable or do not mitigate the conflict, the Manager will seek the opinion of the Manager's Chief Compliance Officer or consult with an external independent adviser. In the case of a Proxy Committee member having a personal conflict of interest (e.g. a family member is on the board of the issuer), such member will abstain from voting. Finally, the Manager reports to the Board annually any proxy votes that took place involving a conflict, including the nature of the conflict and the basis or rationale for the voting decision made.

The Manager generally will vote on proposals presented to shareholders of portfolio securities held by the Funds. However, the Manager reserves the right not to vote on such proposals where it determines that the cost of exercising voting rights on behalf of a Fund exceeds the benefit of exercising such voting rights. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are on loan under the USAA Funds' securities lending program. In this connection, the Manager has determined that the potential return from lending such securities generally is more advantageous to the USAA Fund than recalling such securities from the borrower to exercise voting rights with respect thereto. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are subject to share blocking where the foreign company prevents the sale of shares for a certain period of time around the shareholder meeting. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions typically outweighs the advantages of voting at the shareholder meeting. The Manager has retained Institutional Shareholder Services, Inc. (ISS) to receive proxy statements, provide voting recommendations, vote shares according to our instructions, and to keep records of our votes on behalf of the USAA Funds. ISS has developed a set of criteria for evaluating and making recommendations on proxy voting issues (for example, elections of boards of directors or mergers and reorganizations). These criteria and general voting recommendations are set forth in the ISS Proxy Voting Guidelines as customized by the Manager with respect to certain matters. The Manager retains the authority to determine the final vote for securities held by the USAA Funds.

To avoid any improper influence on the Manager's voting decisions, the Manager generally will follow the voting recommendations of ISS, except as briefly described below. Before any voting deadline, ISS will provide the Manager's Head of Equity Investments (or his or her delegate) with a summary of the proposal and a recommendation based on the ISS Guidelines. In evaluating ISS's recommendations, the Manager may consider information from many sources, including the USAA Funds' portfolio manager, the Manager's Investment Strategy Committee, the management of a company presenting a proposal, shareholder groups, and other sources. The Manager believes that the recommendation of management should be given weight in determining how to vote on a particular proposal. The Manager's Head of Equity Investments will then review ISS's recommendations, and if he or she determines

15

that it would be in the Funds' best interests to vote the shares contrary to ISS's recommendation, he or she must determine, based on reasonable inquiry, whether any material conflict of interest exists between the Funds, on the one hand, and the Manager, the USAA Funds' principal underwriter, or any person who is an affiliated person of the USAA Funds, the Manager, or the Funds' principal underwriter, on the other. If a material conflict of interest is determined to exist, the Head of Equity Investments may vote contrary to ISS's recommendation only if the proposed voting recommendation of the Head of Equity Investments is reviewed by the Manager's Investment Strategy Committee, which will determine how to vote the particular proxy. With respect to any such proxy votes, the information prepared by the Manager's Investment Strategy Committee regarding any material conflict of interest identified will be summarized and presented to the USAA Funds' Board of Trustees at the next regularly scheduled meeting of the Board. The Manager's Investment Strategy Committee also may establish certain proxy voting procedures for votes on certain matters that will override any ISS recommendation.

Copies of the Manager's proxy voting policies and procedures are available without charge (i) by calling (800) 235-8396; (ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

BRANDES PROXY VOTING POLICIES AND PROCEDURES

Brandes' proxy voting policy and practice includes the responsibility, among other things, to i) monitor and act on corporate actions as appropriate and in the best interest of client accounts and holdings; ii) receive and vote client proxies; and iii) disclose any potential conflicts of interest.

Voting proxies with respect to shares of foreign companies may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

•Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions, and share blocking.

•To vote shares in some countries, the shares may be "blocked" by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. Brandes may refrain from voting shares of foreign stocks subject to blocking restrictions where, in Brandes' judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

•Often it is difficult to ascertain the date of a shareholder meeting because certain countries do not require companies to publish announcements in any official stock exchange publication.

•Time frames between shareholder notifications, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

•Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.

•Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company's share registry.

•Lack of a "proxy voting service" by custodians in certain countries. In countries in which custodians do not offer a "proxy voting service", Brandes will attempt, on a best-efforts basis, to lodge votes in such countries.

•Presence of voting fees in countries in which custodians do not offer a "proxy voting service", may limit Brandes' ability to lodge votes in such countries.

•Due to limited voting ability of some ADR programs, Brandes will attempt on a best efforts basis to vote when it is prudent to do so and if the Depositary offers a path to submit our vote instructions.

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Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client, Brandes may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

The financial interest of Brandes' clients is the primary consideration in determining how proxies should be voted. In the case of social, political, and environmental responsibility issues that in Brandes' view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of its clients and, thus, unless Brandes has been provided other instructions, it will generally vote in accordance with the recommendations of management and/or a third-party proxy service provider, although, on occasion Brandes may abstain from voting on these issues.

Conflicts of interest may arise in the proxy decision-making process. Brandes is committed to resolving all conflicts in its clients' best interests and will generally vote pursuant to our Proxy Voting Guidelines when conflicts of interest arise. When there are proxy voting proposals that give rise to conflicts of interest that are not addressed by the Proxy Voting Guidelines, each will be evaluated on a case- by-case basis by the Corporate Governance Committee, in consultation with the Global Head of Compliance. The steps taken to address the issue will be documented in writing.

Possible resolutions of such conflicts may include:

•voting in accordance with the guidance of an independent consultant or outside counsel;

•erecting information barriers around the person or persons making voting decisions;

•designating a person or committee to vote that has no knowledge of any relationship between Brandes and the issuer, its officers or directors, director candidates, or proxy proponents; or

•voting in other ways that are consistent with Brandes' obligation to vote in its clients' best interests.

When making proxy-voting decisions, Brandes generally adheres to its Proxy Voting Guidelines, which have been developed with reference to the positions of certain third-party proxy service providers, and which set forth Brandes' positions on recurring issues and criteria for addressing non-recurring issues.

LAZARD PROXY VOTING POLICIES AND PROCEDURES

Introduction

Lazard Asset Management LLC (Lazard) is a global investment firm that provides investment management services for a variety of clients. As a registered investment advisor, Lazard has a fiduciary obligation to vote proxies in the best interests of our clients. Lazard's Proxy Voting Policy has been developed with the goal of maximizing the long-term shareholder value.

Lazard does not delegate voting authority to any proxy advisory service, but rather retains complete authority for voting all proxies delegated to it. Our policy is generally to vote all meetings and all proposals; and generally to vote all proxies for a given proposal the same way for all clients. The Policy is also designed to address potential material conflicts of interest associated with proxy voting, and does so principally in setting approved guidelines for various common proposals.

Proxy Operations Department

Lazard's proxy voting process is administered by members of its Operations Department (Proxy Administration Team). Oversight of the process is provided by Lazard's Legal/Compliance Department and Lazard's Proxy Committee (Proxy Committee).

Proxy Committee

Lazard's Proxy Committee is comprised of senior investment professionals, members of the Legal/Compliance Department and other Lazard personnel. The Proxy Committee meets regularly, generally on a quarterly basis, to review this Policy and other matters relating to the firm's proxy voting functions. Meetings may be convened more frequently (for example, to discuss a specific proxy voting proposal) as needed.

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Role of Third Parties

Lazard currently subscribes to advisory and other proxy voting services provided by Institutional Shareholder Services, Inc. (ISS) and by Glass, Lewis & Co. (Glass Lewis). These proxy advisory services provide independent analysis and recommendations regarding various companies' proxy proposals. While this research serves to help improve our understanding of the issues surrounding a company's proxy proposals, Lazard's investment professionals are ultimately responsible for providing the vote recommendation for a given non-routine proposal. Voting for each agenda of each meeting is instructed specifically by Lazard in accordance with the Policy. ISS also provides administrative services related to proxy voting such as a web-based platform for proxy voting, ballot processing, recordkeeping and reporting.

Voting Process

Lazard votes on behalf of our clients according to proxy voting guidelines approved by the Proxy Committee (Approved Guidelines). The Approved Guidelines determine whether a specific agenda item should be voted 'For,' 'Against,' or is to be considered on a case- by case basis. The Proxy Administration Team ensures that investment professionals responsible for proxy voting are aware of the Approved Guidelines for each proposal. Voting on a proposal in a manner that is inconsistent with an Approved Guideline requires the approval of the Proxy Committee.

With respect to proposals to be voted on a case-by-case basis, the Proxy Administration Team will consult with relevant investment professionals prior to determining how to vote on a proposal. Lazard generally will treat proxy votes and voting intentions as confidential in the period before votes have been cast, and for appropriate time periods thereafter.

Conflicts of Interest

Meetings that pose a potential material conflict of interest for Lazard are voted in accordance with Approved Guidelines. Where the Approved Guideline is to vote on a case-by-case basis, Lazard will vote in accordance with the majority recommendation of the independent proxy services. Potential material conflicts of interest include:

Lazard manages the company's pension plan;

The proponent of a shareholder proposal is a Lazard client;

An employee of Lazard (or an affiliate) sits on a company's board of directors;

An affiliate of Lazard serves as financial advisor or provides other services to the company; or A Lazard employee has a material relationship with the company.

"Conflict Meetings" are voted in accordance with the Lazard Approved Guidelines. In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard's policy is to vote the proxy item according to the majority recommendation of the independent proxy services to which we subscribe.

Voting Exceptions

It is Lazard's intention to vote all proposals at every meeting. However, there are instances when voting is not practical or is not, in our view, in the best interests of our clients. Lazard does not generally vote proxies for securities loaned by clients through a custodian's stock lending program.

Environmental, Social and Corporate Governance

Lazard has an Environmental, Social and Corporate Governance (ESG) Policy, which outlines our approach to ESG and how our investment professionals take ESG issues into account as a part of the investment process. We recognize that ESG issues can affect the valuation of the companies that we invest in on our clients' behalf. As a result, we take these factors into consideration when voting, and, consistent with our fiduciary duty, vote proposals in a way we believe will increase shareholder value.

MFS PROXY VOTING POLICIES AND PROCEDURES

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd., MFS Investment Management K.K., MFS International Australia Pty. Ltd.; and MFS' other subsidiaries that perform discretionary investment management activities (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below ("MFS Proxy Voting Policies and Procedures"), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the "MFS Funds"). References to "clients" in these policies and procedures include the MFS Funds and other clients of MFS, such as funds

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organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.Voting Guidelines;

B.Administrative Procedures;

CRecords Retention; and

D.Reports.

A. VOTING GUIDELINES

1.General Policy; Potential Conflicts of Interest

MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case- by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client portfolios. One reason why MFS may vote differently is if MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these MFS Proxy Voting Policies and Procedures and revises them as appropriate, in MFS' sole judgment.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS' fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

B.ADMINISTRATIVE PROCEDURES

1.MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment and Client Support Departments as well as members of the investment team. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

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a.Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g., mergers and acquisitions);

c.Considers special proxy issues as they may arise from time to time; and

d.Determines engagement priorities and strategies with respect to MFS' proxy voting activities

2.Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS' clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS' client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS' voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g., mergers and acquisitions); (collectively, "Non-Standard Votes"); the MFS Proxy Voting Committee will follow these procedures:

e.Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the "MFS Significant Distributor and Client List");

f.If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

g.If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

h.For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS' clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS' Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS' distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (d) above regardless of whether the portfolio company appears on our Significant Distributor and Client List.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law.

1 For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold "short" positions in the same issuer. 20

Except as described in the MFS Fund's Prospectus, from time to time, certain MFS Funds (the "top tier fund") may own shares of other MFS Funds (the "underlying fund"). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund's best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS (excluding those vehicles for which MFS' role is primarily portfolio management and is overseen by another investment adviser), MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3.Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. ("Broadridge"). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS' clients, usually to the client's proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer's explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. ("Glass Lewis"; Glass Lewis and ISS are each hereinafter referred to as the "Proxy Administrator").

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders' meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator's on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company's stock and the number of shares held on the record date by these accounts with the Proxy Administrator's list of any upcoming shareholder's meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4.Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee or its representatives considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses its own internal research, the research of Proxy Administrators and/or other third party research tools and vendors to identify (i) circumstances in which a board may have approved an executive compensation plan that is excessive or poorly aligned with the portfolio company's business or its shareholders, (ii) environmental and social proposals that warrant further consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS Fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will utilize research from Glass Lewis to identify such issues. MFS analyzes such issues independently and does not necessarily vote with the ISS or Glass Lewis recommendations on these issues. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

For votes that require a case-by-case analysis per the MFS Proxy Policies (e.g., proxy contests, potentially excessive executive compensation issues, or certain shareholder proposals), a member of the proxy voting team will consult with or seek recommendations from MFS investment analysts and/or portfolio managers.2 However, the MFS Proxy Voting Committee will ultimately determine the manner in which such proxies are voted.

2 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable 21

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5.Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy voting team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

For those markets that utilize a "record date" to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

6.Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting's record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7.Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS' clients and the companies in which MFS' clients invest. From time to time, MFS may determine that it is appropriate and beneficial for members of the MFS Proxy Voting Committee or proxy voting team to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company's proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with members of the MFS Proxy Voting Committee or proxy voting team in advance of the company's formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals. The MFS Proxy Voting Committee, in consultation with members of the investment team, establish proxy voting engagement goals and priorities for the year. For further information on requesting engagement with MFS on proxy voting issues or information about MFS' engagement priorities, please visit www.mfs.com and refer to our most recent proxy season preview and engagement priorities report.

C.RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company's proxy issues, are retained as required by applicable law.

D.REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. These reports will include: (i) a summary of how time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

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votes were cast (including advisory votes on pay and "golden parachutes"); (ii) a summary of votes against management's recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

NTI PROXY VOTING POLICIES AND PROCEDURES

The Proxy Guidelines provide that the Proxy Committee will generally vote for or against various proxy proposals, usually based upon certain specified criteria. As an example, the Proxy Guidelines provide that the Proxy Committee will generally vote in favor of proposals to:

•Repeal existing classified boards and elect directors on an annual basis;

•Adopt a written majority voting or withhold policy(in situations in which a company has not previously adopted such a policy);

•Require that poison pill plans be submitted for shareholder ratification;

•Lower supermajority shareholder vote requirements for charter and bylaw amendments;

•Lower supermajority shareholder vote requirements for mergers and other business combinations;

•Increase common share authorizations for a stock split;

•Implement a reverse stock split;

•Approve an ESOP (employee stock ownership plan) or other broad-based employee stock purchaseor ownership plan, or increase authorized shares for existing plans;

•Adopt certain social and environmental issues regarding discrimination, disclosures ofenvironmental impact, animal treatment and corporate sustainability, when appropriate;

•Request a report or assessment of the safety of a company's operations and a company's productsand services and efforts to promote their safe use;

•Request increased disclosure of a company's policies and procedures for managing and mitigatingrisks related to cyber security and data privacy; and

•Request that a company take reasonable steps to ensure that women and minority candidates are in the pool from which board nominees are chosen or that request that women and minority candidates are routinely sought as part of every search the company undertakes.

The Proxy Guidelines also provide that the Proxy Committee will generally vote against proposalsto:

•Elect director nominees that sit on more than four public company boards, or, if the nominee is aCEO, more than two public company boards;

•Classify the board of directors;

•Ratify auditors and re-elect incumbent members of the Audit Committee if non-audit fees areexcessive in relation to audit-related fees without adequate explanation;

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•Adopt dual class exchange offers or dual class recapitalizations;

•Require a supermajority shareholder vote to approve mergers and other significantbusiness combinations;

•Require a supermajority shareholder vote to approve charter and bylaw amendments;

•support "other business" where shareholders do not have the opportunity to review and understand the details of the items to be considered; and

•Eliminate, direct, or otherwise restrict charitable contributions.

Northern Trust generally supports the position of a company's board of directors when voting on shareholder initiated social and environmental proposals that call on the company to adopt specific policies or practices that go beyond reporting. Although Northern Trust acknowledges that the economic and social considerations underlying such proposals are often closely intertwined, we believe that in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.

WELLINGTON PROXY VOTING POLICIES AND PROCEDURES

Upon a client's written request, Wellington votes securities that are held in the client's account in response to proxies solicited by the issuers of such securities. Wellington established these guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington's fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington examines and seeks to vote each proposal so that the long- term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues, and votes will be cast against unlawful and unethical activity. Further, Wellington's experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these guidelines are written to apply globally, differences in local practice and law make universal application impractical.

Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question and on the company within its industry. It should be noted that the following are guidelines, not rigid rules, and Wellington reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of our clients.

Following is a list of common proposals and the guidelines on how Wellington anticipates voting on these proposals. The "(SP)" after a proposal indicates that the proposal is usually presented as a shareholder proposal.

Voting guidelines

Composition and role of the board of directors

Elect directors	Case by case

Webelieve that shareholders'ability to elect directors annually is the most important right shareholders have. Wegenerally support management nominees, but will withhold votes from any director who is demonstratedto have acted contrary to the best economic interest of shareholders.Webelieve that a diverse board is in the best interest of shareholders,so we consider board diversity as part of our assessment.We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills,or failed to attend at least 75% of scheduled board meetings.

Declassify board of directors

Adopt director tenure/retirement age (SP)

Adopt director and officer indemnification

We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

Allow special interest representation to board (SP)

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For

Against

For

Against

Require board independence

We believe that boards are best-positioned to represent shareholders' interests when they have a sufficient quantity of independent directors in the boardroom. We believe that, in the absence of a compelling counter- argument or prevailing market norms, at least two-thirds of a board should be composed of independent directors, with independence defined by the local market regulatory authority. Expressing our support for these levels of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence. To determine the appropriate minimum level of board independence, we look to the prevailing market best practice — for example, one-third independent in Japan, two-thirds independent in the US, and majority independent in the UK and France.

Require key board committees to be independent

Key board committees are the nominating,audit, and compensation committees. Exceptions will be made, as above, with respect to local market conventions.

Require a separation of chair and CEO or require a lead director (SP)

Approve directors' fees

Approve bonuses for retiring directors

Approve board size

Elect supervisory board/corporate assembly/statutory auditors

Companies in certain markets are governed by multitiered boards, with each tier having different powers and responsibilities.We hold supervisory board members to similar standards described above under "Elect directors,"subject to prevailing local governance best practices.

Majority vote on election of directors (SP)

Webelieve that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of "withhold" votes. We believe that it is important for majority voting to be defined within the company's charter and not simply within the company's corporate governance policy.

Generally, we will not support proposals that fail to provide forthe exceptional use of a pluralitystandardin the caseofcontestedelections.Further,we will not support proposalsthat seek toadopt a majorityof votes outstanding (i.e.,total votes eligible to be cast as opposed to actually cast) standard.

Adopt proxy access

Wegenerallysupport proposalsthatallowsignificantandlong-termshareholdersthe righttonominate director candidates on management's proxy card. That being said, we may vote against a proxyaccess proposal if it is shareholder-sponsored ad it requests that the company adopt proxy access without reasonable constraints or in a way that markedly differs from prevailing market norms.

Contesteddirectorelection

Compensation

Adopt/amend stock option plans

While we believe equity compensation helps align plan participants'and shareholders'interests, we will vote against plans that we find excessively dilutive orcostly.Additionally,we will generallyvote against plans that al- low the company to reprice options without shareholder approval. Wewill also vote against plans that allow the companytoaddshares tothe plan withoutshareholderapproval,otherwise knownas an"evergreen"provision.

Adopt/amend employee stock purchase plans

25

For

For

For

Case by case Case by case For

Case bycase

For

For

Case bycase

Case by case

Case by case

Wegenerally support employee stock purchase plans, as they may align employees'interests with the interests of shareholders. That being said, we typically vote against plans that do not offer shares to a broad group of employees (i.e.,only executives are allowed to participate) or plans that offer shares at a significant discount.

Approve/amend bonus plans

In the US, bonus plans are customarily presented for shareholder approval pursuant to section 162(m) of the omnibus budget reconciliation act of 1992 ("OBRA"). OBRA stipulates that certain forms of compensation are not tax deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote "for" these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162(m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

Approve remuneration policy

Approve compensation packages for named executive officers

Determine whether the compensation vote will occur every one, two, or three years Exchange underwater options

We may support value-neutral exchanges in which senior management is ineligible to participate. Eliminate or limit severance agreements (golden parachutes)

We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders' best economic interest.

Approve golden parachute arrangements in connection with certain corporate transactions Shareholder approval of future severance agreements covering senior executives (SP)

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But we are also mindful of the board's need for flexibility in recruitment and retention and will therefore oppose placing additional limitations on compensation where we feel the board as already demonstrated reasonable respect for industry practice and overall levels of compensation have historically been sensible.

Adopt a clawback policy (SP)

We believe that companies should have the ability to recoup incentive compensation from members of management who received awards based on fraudulent activities or an accounting misstatement. Consequently, we may support shareholder proposals requesting that a company establish a clawback provision if the company's existing policies do not cover these circumstances.

Reporting of results

Approve financial statements Set dividends and allocate profits

Limit non-audit services provided by auditors (SP)

We follow the guidelines established by the public company accounting oversight board regarding permissible levels of non-audit fees payable to auditors.

Ratify selection of auditors and approve their fees

We will generally support management's choice of auditors, unless the auditors have demonstrated failure to act in shareholders' best economic interest.

Shareholder approval of auditors (SP) Shareholder voting rights

Adopt cumulative voting (SP)

As an exception, we may support cumulative voting proposals at "controlled" companies

(i.e., companies with a single majority shareholder) or at companies with two-tiered voting rights.

26

Case by case

Case bycase Case bycase One year Case by case

Case by case

Case by case Case by case

Case by case

For

For

Case by case

Case by case

For

Against

Shareholder rights plans

Also known as poison pills, we believe these plans do not encourage strong corporate governance, since they can entrench management and restrict opportunities for takeovers. That being said, we recognize that limited poison pills can enable boards of directors to negotiate higher takeover prices on behalf of shareholders.

Consequently, we may support plans that include:

•Shareholder approval requirement

•Sunset provision

•Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote)

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

Authorize blank check preferred stock

We may support authorization requests that specifically proscribe the use of such shares for anti- takeover purposes.

Establish right to call a special meeting

A reasonably high ownership threshold should be required to convene special meetings in order to ensure that they address broadly-supported shareholder interests.

Establish the right to act by written consent (SP)

We will generally oppose written consent proposals when the company already offers the shareholders the right to call a special meeting.

Increase supermajority vote requirement

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

Adopt anti-greenmail provision

Adopt confidential voting (SP)

As an exception, we require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

Increase authorized common stock

We generally support requests for increases up to 100% of the shares currently authorized, so long as the new authority respects preemption rights. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

Approve merger or acquisition

Approve technical amendments to charter Opt out of state takeover statutes Eliminate multiclass voting structure (SP)

We believe that shareholders' voting power should be reflected by their economic stake in a company.

Capital structure

Authorizesharerepurchase Approve stock splits

We approve stock splits and reverse stock splits that preserve the level of authorized but unissued shares.

Approve recapitalization/restructuring

27

Case by case

Case by case

For

Case by case

Against

For

Case by case

Case by case

Case by case Case by case For

For

For

Case by case

Case by case

Issue stock with or without preemptive rights

Issue debt instruments

Environmental and social issues

Environmental and social issues typically appear on ballots as shareholder-sponsored proposals.We support these proposals in situations where we believe that doing so will improve the prospects for long- term success of a company and investment returns. For example, we generally support proposals focused on improved assessment and disclosure of climate risks when we believe they may be material to a company's long-term performance and management has not sufficiently addressed them.At a minimum, we expect companies to comply with applicable laws and regulations with regards to environmental and social standards.

Miscellaneous

Approve other business

Approve re-incorporation

Approve third-party transactions

Under "Distribution Services" on page 63, the following paragraph is added at the end of the section:

Case by case Case by case

Case by case

Against Case by case Case by case

USAA is a party to agreements with Victory Capital that provide compensation to USAA in connection with making referrals of USAA Members to the USAA Mutual Funds, the VictoryShares USAA ETF Funds, and the USAA 529 College Savings Plan managed by Victory Capital.

The Sections titled "AMCO" and "Victory Capital" under "Portfolio Manager Disclosure" on pages 69-72 and pages 79-80 hereby are removed and replaced with the following:

PORTFOLIO MANAGER DISCLOSURE

VICTORY CAPITAL

Conflicts of Interest: The Manager's portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues. The Manager has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Manager has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Manager's investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Manager's compliance program will achieve its intended result.

28

Compensation:

Portfolio Manager Compensation for Calendar Year 2019

For the year ending December 31, 2019, the following description will apply to the compensation of the portfolio managers who are part of the USAA Investments franchise and Victory Solutions platform who were previously employees of AMCO. Members of Victory Capital's other investment franchises (RS Investments, Sophus Capital and Trivalent) and Mr. Dhillon, who was not

previously employed by AMCO, will be compensated for 2019 as disclosed below under "Portfolio Manager Compensation after Calendar Year 2019."

The compensation structure for portfolio managers includes a base salary, a performance-based bonus, and an annual short-term corporate incentive and long-term incentive compensation. Base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation and interim evaluation, or if the portfolio manager is promoted.

Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Funds managed by the portfolio manager relative to predetermined benchmarks over one-, three-, and five-year periods. The benchmarks used include broad-based market indexes, a composite of broad-based market indexes or applicable Lipper or iMoneyNet, Inc. category. Greater weight generally is placed on the five-year performance of a USAA Fund relative to its benchmark.

As of May 31, 2019, the following benchmarks were used to measure the portfolio managers' performance for the USAA Funds they managed:

Portfolio Managers	Fund	Benchmark(s)
R. Neal Graves .........................	Government Securities	Lipper Intermediate U. S. Government Funds Index
	Cornerstone Moderately Conservative*	Composite Index
	Cornerstone Moderate*	Composite Index
	Cornerstone Moderately Aggressive*	Composite Index
	Cornerstone Aggressive*	Composite Index
Andrew Hattman .....................	Treasury Money Market Trust*	iMoneyNet 1st Tier Retail Index
James F. Jackson Jr. .................	Cornerstone Moderately Conservative*	Composite Index
	Cornerstone Moderate*	Composite Index
	Cornerstone Moderately Aggressive*	Composite Index
	Cornerstone Aggressive*	Composite Index
Cody Perkins ...........................	Treasury Money Market	iMoneyNet 1st Tier Retail Index

Portfolio Manager Compensation After Calendar Year 2019

The following description will apply to the compensation of the portfolio managers who are part of the USAA Investments franchise and Victory Solutions platform (except Mr. Dhillon) for years beginning January 1, 2020 or later. The following description applies to the compensation of members of Victory Capital's other investment franchises (RS Investments, Sophus Capital and Trivalent) and Mr. Dhillon for the years beginning January 1, 2019 or later.

The Manager has designed the structure of its portfolio managers' compensation to (1) align portfolio managers' interests with those of the Manager's clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Manager attract and retain high-quality investment professionals, and (3) contribute to the Manager's overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Manager receives a performance fee) (together, "Accounts"). A portfolio manager's base salary is dependent on the portfolio manager's level of experience and expertise. The Manager monitors each portfolio manager's base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent, third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

Members of the Manager's Victory Solutions platform may earn incentive compensation based on the performance of the Victory Solutions platform. Members of the Manager's other investment franchises may earn incentive compensation based on a percentage of

29

the Manager's revenue attributable to fees paid by Accounts managed by that team. The chief investment officer or a senior member of the team, in coordination with the Manager, determines the allocation of the incentive compensation earned by the team among the team's portfolio managers by establishing a "target" incentive for each portfolio manager based on the portfolio manager's level of experience and expertise in the portfolio manager's investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Manager's philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager's portfolio or Fund relative to a selected peer group(s). The overall performance results for a portfolio manager are based on the composite performance of all Accounts managed by that manager on a combination of one, three and five year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

The Manager's portfolio managers may participate in the equity ownership plan of the Manager's parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager's performance and seniority.

VICTORY CAPITAL–USAA INVESTMENTS, a Victory Capital Investment Franchise

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal period ended May 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other Pooled		Registered	Other Pooled
	Investment	Investment	Other	Investment	Investment	Other
	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Name of Portfolio Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
Cornerstone Moderate Fund
James F. Jackson Jr.* ...............	9/$22,018	-	-	6/$18,663	-	-
R. Neal Graves* .....................	9/$22,018	-	-	6/$18,663	-	-
Cornerstone Moderately Conservative Fund
James F. Jackson Jr.* ...............	9/$22,955	-	-	6/$18,663	-	-
R. Neal Graves* .....................	9/$22,955	-	-	6/$18,663	-	-
Cornerstone Moderately Aggressive Fund
James F. Jackson Jr.* ...............	9/$20,405	-	-	6/$18,663	-	-
R. Neal Graves* .....................	9/$20,405	-	-	6/$18,663	-	-
Cornerstone Aggressive Fund
James F. Jackson Jr.* ...............	9/$22,835	-	-	6/$18,663	-	-
R. Neal Graves* .....................	9/$22,835	-	-	6/$18,663	-	-
Growth and Tax Strategy Fund
John Bonnell .........................	6/$10,437	-	-	6/$10,437	-	-
Regina Conklin* .....................	6/$10,437	-	-	6/$10,437	-	-
Andrew Hattman* ..................	9/$21,770	-	-	6/$10,437	-	-
Government Securities Fund
R. Neal Graves	9/$22,100	-	-	5/$17,581	-	-
James F. Jackson Jr.*	9/$22,100	-	-	5/$17,581	-	-
Treasury Money Market Trust
Cody Perkins .........................	2/$9,795	-	-	-	-	-
Andrew Hattman* ..................	9/$17,192	-	-	7/$10,718	-	-
30

*Effective July 1, 2019, the portfolio manager began to co-manage the indicated Fund. The numbers shown are as of May 31, 2019.

Portfolio Ownership: As of the fiscal period ended May 31, 2019, the portfolio managers beneficially owned shares of the Funds they managed as follows:

Portfolio Manager	Fund	Dollar Range
R. Neal Graves .....................................................................	Government Securities
Cornerstone Moderately Conservative*
Cornerstone Moderate*
Cornerstone Moderately Aggressive*
Cornerstone Aggressive*
James F. Jackson Jr. ..............................................................	Cornerstone Moderately Conservative*	$0-$10,000
	Cornerstone Moderate*	$0-$10,000
	Cornerstone Moderately Aggressive*	$0-$10,000
	Cornerstone Aggressive*	$0-$10,000
John Bonnell ........................................................................	Growth and Tax Strategy	$50,001-$100,000
Regina Conklin.....................................................................	Growth and Tax Strategy*
Cody Perkins .......................................................................	Treasury Money Market	$0-$10,000
Andrew Hattman ..................................................................	Growth and Tax Strategy*	$0-$10,000
	Treasury Money Market Trust*	$0-$10,000

*Regina Conklin, Neal Graves, Andrew Hattman, and James F. Jackson Jr. started co-managing the indicated Funds on July 1, 2019.

In the Section titled "MFS" under "Portfolio Manager Disclosure" on pages 76-77, all references to MFS subadvising the International Fund hereby are removed.

The Section titled "Other Accounts Managed" under "NTI" and "Portfolio Manager Disclosure" on page 77 hereby is removed and replaced with the following:

The following Sections are added under "Portfolio Manager Disclosure" on page 69:

RS Investments

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other Pooled		Registered	Other Pooled
	Investment	Investment		Investment	Investment
	Companies	Vehicles	Other Accounts	Companies	Vehicles	Other Accounts
	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
Name of Portfolio	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
International Fund
Adam Mezan* ...............	3/$240.77	--	--	0/-	--	--
U-Wen Kok* ................	3/$240.77	--	--	0/-	--	--
World Growth Fund
Adam Mezan* ...............	3/$240.77	--	--	0/-	--	--
U-Wen Kok* ................	3/$240.77	--	--	0/-	--	--

*The portfolio manager started to co-manage the indicated Funds on July 1, 2019.

31

Portfolio Ownership: As of May 31, 2019, no portfolio managers of RS Investments beneficially owned any shares of the Funds that they manage.

Sophus Capital

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other Pooled		Registered	Other Pooled
	Investment	Investment	Other Accounts	Investment	Investment	Other Accounts
	Companies	Vehicles		Companies	Vehicles
			# of Accts			# of Accts
	# of Accts	# of Accts		# of Accts	# of Accts
Name of Portfolio			Total Assets			Total Assets
	Total Assets	Total Assets		Total Assets	Total Assets
Manager			(millions)			(millions)
	(millions)	(millions)		(millions)	(millions)
Emerging Markets
Fund
Michael Reynal* ...........	3/$406.77	5/$555.52	1/$808.28	0/-	--	--
Tony Chu* ...................	2/$401 59	5/$555 52	1/$808 28	0/-	--	--
Maria Freund* ..............	3/$406 77	5/$555 52	1/$808 28	0/-	--	--

*The portfolio manager started co-managing the Emerging Markets Fund on July 1, 2019.

Portfolio Ownership: As of May 31, 2019, no portfolio managers of Sophus Capital beneficially owned any shares of the Funds they manage.

Trivalent Investments

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

	Registered	Other Pooled	Other	Registered	Other Pooled
	Investment	Investment		Investment	Investment	Other Accounts
Accounts
	Companies	Vehicles		Companies	Vehicles	# of Accts
Name of Portfolio Manager			# of Accts
	# of Accts	# of Accts		# of Accts	# of Accts	Total Assets
Total Assets
	Total Assets	Total Assets		Total Assets	Total Assets	(millions)
(millions)
	(millions)	(millions)		(millions)	(millions)

Emerging Markets Fund
Robert D. Cerow* ...................	1/$8.63	--	--	0/-	--	--
John W. Evers* ......................	5/$1,997.67	2/$376.40	2/$313.39	0/	--	--
International Fund
Peter S. Carpenter* .................	1/$21.35	1/$32.98	1/$139.61	0/-	--	--
Jeffrey R. Sullivan* ................	1/$21.35	1/$32.98	1/$139.61	0/-	--	--

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*The portfolio manager started co-managing the indicated Funds on July 1, 2019.

Portfolio Ownership: As of May 31, 2019, no portfolio managers of Trivalent Investments beneficially owned any shares of the Funds they manage.

VictoryShares and Solutions

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

	Registered	Other Pooled		Registered	Other Pooled
	Investment	Investment	Other Accounts	Investment	Investment	Other Accounts
Name of Portfolio	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
Manager	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)
Cornerstone
Conservative Fund
Mannik Dhillon* ...............	34/$34,639	--	--	13/$12/240	--	--
Lance Humphrey ...............	30/$23,701	--	--	12/$11,264	--	--
Wasif Latif ......................	34/$34,639	--	--	13/$12/240	--	--
Cornerstone Moderately
Conservative Fund
Mannik Dhillon* ...............	34/$34,606	--	--	13/$12/240	--	--
Lance Humphrey ...............	30/$23,668	--	--	12/$11,264	--	--
Wasif Latif ......................	34/$34,606	--	--	13/$12/240	--	--
Cornerstone Moderate Fund
Mannik Dhillon* ...............	34/$33,669	--	--	13/$12/240	--	--
Lance Humphrey ...............	30/$22,731	--	--	12/$11,264	--	--
Wasif Latif ......................	34/$33,669	--	--	13/$12/240	--	--
Cornerstone Moderately
Aggressive Fund
Mannik Dhillon* ...............	34/$32,055	--	--	13/$12/240	--	--
Lance Humphrey ...............	30/$21,117	--	--	12/$11,264	--	--
Wasif Latif ......................	34/$32,055	--	--	13/$12/240	--	--
Cornerstone Aggressive Fund
Mannik Dhillon* ...............	34/$34,481	--	--	13/$12/240	--	--
Lance Humphrey ...............	30/$23,543	--	--	12/$11,264	--	--
Wasif Latif ......................	34/$34,481	--	--	13/$12/240	--	--
Cornerstone Equity Fund
Mannik Dhillon* ...............	34/$34,630	--	--	13/$12/240	--	--
Lance Humphrey ...............	30/$22,692	--	--	12/$11,264	--	--
Wasif Latif ......................	34/$34,630	--	--	13/$12/240	--	--
Emerging Markets Fund
Mannik Dhillon* ...............	34/$34,288	--	--	12/$11,696	--	--
33

Wasif Latif* ....................	34/$34,288	--	--	12/$11,696	--	--
Growth and Tax Strategy Fund
Mannik Dhillon* ...............	34/$34,551	--	--	12/$11,959	--	--
Wasif Latif* ....................	34/$34,551	--	--	12/$11,959	--	--
International Fund
Mannik Dhillon* ...............	35/$34,832	--	--	13/$12,240	--	--
Wasif Latif* ....................	35/$34,832	--	--	13/$12,240	--	--
Managed Allocation Fund
Mannik Dhillon* ...............	34/$34,108	--	--	13/$12,240	--	--
Lance Humphrey ...............	30/$23,170	--	--	12/$11,264	--	--
Wasif Latif ......................	34/$34,108	--	--	13/$12,240	--	--
Precious Metals and Minerals Fund
Mannik Dhillon* ...............	34/$34,325	--	--	12/$11,733	--	--
Wasif Latif* ....................	34/$34,325	--	--	12/$11,733	--	--
World Growth Fund
Mannik Dhillon* ...............	34/$34,856	--	--	12/$11,264	--	--
Wasif Latif* ....................	34/$34,856	--	--	12/$11,264	--	--

*The portfolio manager started to co-manage the indicated Fund on July 1, 2019.

Portfolio Ownership: As of the fiscal period ended May 31, 2019, the portfolio managers beneficially owned shares of the Funds they managed as follows:

Portfolio Manager	Fund	Dollar Range
Mannik Dhillon .........................................................	Cornerstone Conservative Fund	None
	Cornerstone Moderately Conservative Fund	None
	Cornerstone Moderate Fund	None
	Cornerstone Moderately Aggressive Fund	None
	Cornerstone Aggressive Fund	None
	Cornerstone Equity Fund	None
	Emerging Markets Fund	None
	Growth and Tax Strategy Fund	None
	International Fund	None
	Managed Allocation Fund	None
	Precious Metals and Minerals Fund	None
	World Growth Fund	None
Lance Humphrey ......................................................	Cornerstone Conservative Fund	$10,001-$50,000
	Cornerstone Moderately Conservative Fund	None
	Cornerstone Moderate Fund	None
	Cornerstone Moderately Aggressive Fund	None
	Cornerstone Aggressive Fund	$10,001-$50,000
	Cornerstone Equity Fund	$10,001-$50,000
	Managed Allocation Fund	None
Wasif Latif ...............................................................	Cornerstone Conservative Fund	None
	Cornerstone Moderately Conservative Fund	None
	Cornerstone Moderate Fund	None
	Cornerstone Moderately Aggressive Fund	None
	Cornerstone Aggressive Fund	None
	Cornerstone Equity Fund	None
	Emerging Markets Fund	None
34

Growth and Tax Strategy Fund	None
International Fund	None
Managed Allocation Fund	None
Precious Metals and Minerals Fund	None
World Growth Fund	None

NTI

Other Accounts Managed

The following table sets forth other accounts for which the Growth and Tax Strategy Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended May 31, 2019.

Name of Portfolio Manager

Number of Other Accounts Managed and Assets by Account Type

Registered Other Pooled

Investment Investment

Companies Vehicles

(billions) (billions)

Number of Accounts and Assets for Which
Advisory Fee is Performance-Based
	Registered	Other Pooled
Other Accounts	Investment	Investment	Other Accounts
	Companies	Vehicles
(billions)	(billions)	(billions)	(billions)
Growth and Tax Strategy Fund
Mary Lukic .....................	48/$4.5	--	--	0/-	--	--
Jacob C. Weaver ...............	8/$1,1	--	--	0/-	--	--

Portfolio Ownership: As of May 31, 2019, no portfolio managers of NTI beneficially owned any shares of the Growth and Tax Strategy Fund.

The section titled "Custodian and Accounting Agent," under "General Information," on page 82, hereby is removed and replaced with the following:

Custodian

Effective August 5, 2019, Citibank, N.A., 388 Greenwich St., New York, New York 10013, will be the custodian for the Funds. The custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund's securities, and collecting interest on the Funds' investments. In addition, assets of the Funds may be held by certain foreign subcustodians and foreign securities depositories as agents of the custodian in accordance with the rules and regulations established by the SEC.

The following section is added under "General Information" on page 82:

Sub-Administrator and Sub-Fund Accountant

Effective August 5, 2019, Citi Fund Services Ohio, Inc. (Citi) will serve as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Agreement dated October 1, 2015, as amended, by and between Victory Capital and Citi. Citi assists in supervising all operations of the Funds (other than those performed by Victory Capital either as investment adviser or administrator), subject to the supervision of the Board.

Under the Sub-Administration and Sub-Fund Accounting Agreement, for the sub-administration services that Citi renders to the Funds, other series of the Trust, and the series of Victory Portfolios (VP), Victory Portfolios II (VPII) and Victory Variable Insurance Funds (VVIF), Victory Capital pays Citi a fee, computed daily and paid monthly, at the following annual rates: 0.011% of the first $50 billion of aggregate net assets of the Trust, VP, VPII and VVIF net assets; plus 0.01% of aggregate net assets of Trust, VP, VPII and VVIF net assets from $50 billion to $100 billion; plus 0.0085% of aggregate net assets of the Trust, VP, VPII and VVIF net assets from $100 billion to $125 billion; plus 0.0065% of aggregate Trust, VP, VPII and VVIF net assets in excess of $125 billion. Citi may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the net income of the Funds available for distribution to shareholders. Additional fees apply for providing certain services relating to implementing the new

35

reports required by the new RIC Modernization rules adopted by the SEC under the 1940 Act. In addition, the Trust, VP, VPII and VVIF reimburse Citi for all of its reasonable out-of-pocket expenses incurred as a result of providing the services under the Sub- Administration and Sub-Fund Accounting Agreement.

The Sub-Administration and Sub-Fund Accounting Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Agreement.

Under the Sub-Administration and Sub-Fund Accounting Agreement, Citi calculates Trust expenses and make disbursements; calculates capital gain and distribution information; registers the Funds' shares with the states; prepares shareholder reports and reports to the SEC on Forms N-CEN, N-PORT, and N-CSR; coordinates dividend payments; calculates the Funds' performance information; files the Trust's tax returns; supplies individuals to serve as Trust officers; monitors the Funds' status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and Trustees' and officers'/errors and omissions insurance policies for the Trust; and assists in the annual audit of the Funds.

The section titled "Underwriter" under "General Information" on page 82 hereby is removed and replaced with the following:

Underwriter and Distributor

The Trust has an agreement with Victory Capital Advisers, Inc. (VCA), 4900 Tiedeman Road, Brooklyn, Ohio 44144, an affiliate of the Manager, for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that VCA will receive no fee or other compensation for such distribution services, but may receive 12b-1 fees with respect to Adviser Shares.

The following section is added under "General Information" on page 83:

Sub-Transfer Agent

Under its agreement with the Trust, the Transfer Agent may delegate one or more of its responsibilities to others at its expense. Effective July 1, 2019, the Transfer Agent has engaged FIS Investor Services LLC (FIS), 4249 Easton Way, Suite 400, Columbus, Ohio 43219, to serve as sub-transfer agent and dividend disbursing agent for the Funds. Under its agreement with the Transfer Agent, FIS has agreed to (1) issue and redeem shares of the Funds; (2) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders;

(3)respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Board concerning the Funds' operations.

** * * *

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99512-0719

36

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED JULY 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 1, 2018

Aggressive Growth Fund Shares (USAUX)	Science & Technology Fund Adviser Shares (USTCX)
Aggressive Growth Fund Institutional Shares (UIAGX)	Money Market Fund (USAXX)
Growth Fund Shares (USAAX)	Intermediate-Term Bond Fund Shares (USIBX)
Growth Fund Institutional Shares (UIGRX)	Intermediate-Term Bond Fund Institutional Shares (UIITX)
Growth & Income Fund Shares (USGRX)	Intermediate-Term Bond Fund Adviser Shares (UITBX)
Growth & Income Fund Institutional Shares (UIGIX)	Intermediate-Term Bond Fund R6 Shares (URIBX)
Growth & Income Fund Adviser Shares (USGIX)	High Income Fund Shares (USHYX)
Income Stock Fund Shares (USISX)	High Income Fund Institutional Shares (UIHIX)
Income Stock Fund Institutional Shares (UIISX)	High Income Fund Adviser Shares (UHYOX)
Income Stock Fund R6 Shares (URISX)	High Income Fund R6 Shares (URHIX)
Income Fund Shares (USAIX)	Small Cap Stock Fund Shares (USCAX)
Income Fund Institutional Shares (UIINX)	Small Cap Stock Fund Institutional Shares (UISCX)
Income Fund Adviser Shares (UINCX)	Capital Growth Fund Shares (USCGX)
Income Fund R6 Shares (URIFX)	Capital Growth Fund Institutional Shares (UICGX)
Short-Term Bond Fund Shares (USSBX)	Value Fund Shares (UVALX)
Short-Term Bond Fund Institutional Shares (UISBX)	Value Fund Institutional Shares (UIVAX)
Short-Term Bond Fund Adviser Shares (UASBX)	Value Fund Adviser Shares (UAVAX)
Short-Term Bond Fund R6 Shares (URSBX)
Science & Technology Fund Shares (USSCX)

This Supplement updates certain information contained in the above-referenced Statement of Information (SAI) for the USAA mutual funds ("Funds") and supersedes the Supplements dated November 7, 2018, and March 7, 2019, in their entirety.

On July 1, 2019, Victory Capital Holdings, Inc. (VCH), a global investment management firm, acquired all of the interests of (1) USAA Asset Management Company (AMCO or Predecessor Manager), the investment adviser to the Funds, and

(2)USAA Shareholder Account Services (Transfer Agent), the transfer agent to the Funds, from United Services Automobile Association, AMCO's parent company (the Transaction). As a result of the Transaction, Victory Capital Management Inc. (Victory Capital or Manager), an indirect, wholly-owned subsidiary of VCH, became the investment adviser to the Funds. Victory Capital Advisers, Inc. (VCA or Distributor), another indirect, wholly-owned subsidiary of VCH, serves as the distributor of each Fund's shares on a continuing, best-efforts basis in replacement of USAA Investment Management Company.

References to AMCO and the Manager throughout the SAI are hereby updated to refer to Victory Capital as the context requires. References to IMCO and the Distributor throughout the SAI are hereby updated to refer to VCA as the context requires. In addition, the Transfer Agent has changed its name to Victory Capital Transfer Agency, Inc. (VCTA).

On the cover page, the first sentence of the second paragraph hereby is removed and replaced with the following:

You may obtain a free copy of the prospectus dated December 1, 2018, for each Fund by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 235-8396.

Under "Valuation of Securities" on page 3, the fifth, seventh, ninth, and eleventh paragraphs hereby are removed and replaced with the following:

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and stale price monitoring.

Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time a Fund is valued. If no last sale or official closing price is reported or available, the average of the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the Service) approved by the Board. The Service uses evaluated bid or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon maturity, and type; indications as to values from dealers in securities; and general market conditions.

Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day. Futures contracts are valued at the settlement price on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date. Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

Under "Conditions of Purchase and Redemption" on page 4, the paragraph under "Nonpayment" hereby is removed and replaced with the following:

If any order to purchase shares directly from the Trust is canceled due to nonpayment or if the Trust does not receive good funds by check or electronic funds transfer, Victory Capital Transfer Agency, Inc. (Transfer Agent), formerly known as USAA Shareholder Account Services, will treat the cancellation as a redemption of shares purchased, and you may be responsible for any resulting loss incurred by the Fund or the Manager. If you hold shares in an account with the Transfer Agent, the Transfer Agent can redeem shares from any of your account(s) with the Transfer Agent as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in other funds sponsored or managed by Victory Capital. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Under "Additional Information Regarding Redemption of Shares" on page 5, the first sentence of the second paragraph hereby is removed and replaced with the following:

Shares of a Fund may be offered to other investment companies that are structured as funds-of-funds, to institutional investors, to financial intermediaries, and to other large investors (e.g., managed account programs offered by affiliated and unaffiliated investment advisers).

Under "Additional Information Regarding Redemption of Shares" on page 6, the first sentence of the fourth paragraph hereby is removed and replaced with the following:

Accounts held with the Transfer Agent with a balance of less than $500 may be subject to automatic redemption, provided that (1) the value of the account has been reduced, below the minimum initial investment in such Fund at the time the account was established, for reasons other than market action, (2) the account has remained below the minimum level for six months, and (3) 30 days' prior written notice of the proposed redemption has been sent to you.

Under "Fund's Right to Reject Purchases and Exchange Orders and Limit Trading in Accounts" on page 6, the first sentence of the first paragraph and the third bullet under the second paragraph hereby are removed and replaced with the following:

The main safeguard of the Funds and each series of the Trust (together, the USAA Funds) against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund.

2

The following transactions are exempt from the excessive short-term trading activity policies described above:

•Purchases and sales made through USAA Managed Portfolios-UMP®, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated managed investment accounts;

Under "Investment Plans" and "Automatic Purchase of Shares" on page 8, the paragraphs on Direct Purchase Service, Direct Deposit Program, and Government Allotment hereby are removed.

Under "Systematic Withdrawal Plan" on page 9, the first paragraph hereby is removed and replaced with the following:

If you own shares in a single investment account (accounts in different USAA Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You also may elect to have such withdrawals invested in another USAA Fund.

Under "Tax-Deferred Retirement Plans" on page 9, the first sentence of the second paragraph and the second sentence of the third paragraph hereby are removed and replaced with the following:

Applications for the IRA and 403(b)(7) programs should be sent directly to Victory Capital Transfer Agency, Inc., P.O. Box 659453, San Antonio, TX 78265-9825.

Exceptions to the fee are: partial distributions, and distributions due to disability or death.

Under the section entitled "Borrowing Money and Issuing Senior Securities" under "Investment Policies" on page 11, the second paragraph hereby is removed and replaced with the following:

Effective July 1, 2019, each Fund participates, along with other USAA Funds and series of Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds, in a short-term, demand note line of credit agreement with Citibank, N.A. (Citibank). Under the agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Under the section entitled "Investment Policies" on page 11, the following paragraph is inserted:

Interfund Borrowing and Lending. The Funds are entitled to rely on an exemptive order from the SEC allowing them to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (the "Interfund Lending Program"). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an "Interfund Loan"), subject to meeting the conditions of the SEC exemptive order. (The Money Market Fund is not permitted to borrow under the Interfund Lending Program.). All Interfund Loans will consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank borrowing, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default by the Fund will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the master interfund lending agreement, entitling the lending Fund to call the Interfund Loan immediately (and exercise

3

all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets, provided that if the borrowing Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the lending Fund's Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing Fund's total outstanding borrowings immediately after an Interfund Loan would be greater than 10% of its total assets, the Fund may borrow through the Interfund Lending Program only on a secured basis. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund's fundamental restrictions or non-fundamental policies.

No Fund may lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund's aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund's Interfund Loans to any one Fund shall not exceed 5% of the lending Fund's net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund. The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund borrowing and lending are designed to minimize the risks associated with interfund borrowing and lending for both a lending Fund and a borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one business day's notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that a borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund or from a borrowing Fund could result in a lost investment opportunity or additional costs. No Fund may borrow more than the amount permitted by its investment limitations. The Interfund Lending Program is subject to the oversight and periodic review of the Board.

Under "Trustees and Officers of the Trust" on pages 42 and following, the following changes are made:

•The first paragraph, and the first paragraph under "Board Leadership Structure," hereby are removed and replaced with the following:

The Board consists of 10 Trustees who supervise the business affairs of the Trust. The Board is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of the Funds' shareholders. The Board periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including Victory Capital and its affiliates.

Board Leadership Structure

The Board is comprised of a super-majority (80% or more) of Trustees who are not "interested persons" (as defined under the 1940 Act) of the Funds (the Independent Trustees) and two Trustees who are "interested persons" of the Funds (Interested Trustees). Mr. Dan McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds. In addition, the Vice Chairman of the Board also has been designated a Lead Independent Trustee. The Chairman presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Funds' management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust's Master Trust Agreement or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability

4

imposed on any other Trustee, generally. The Vice Chair and Lead Independent Trustee may call meetings of the Board and any Board committee whenever he deems it necessary, and presides at meetings of the Trustees in the absence of the Chair. The Vice Chair and Lead Independent Trustee participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. In addition, the Vice Chair and Lead Independent Trustee will coordinate activities performed by the Independent Trustees as a group and will serve as the main liaison between the Independent Trustees and the Funds' management and officers between meetings. The Vice Chair and Lead Independent Trustee may perform such other functions as may be requested by the Board from time to time. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.

•The tables of Independent Trustees, Interested Trustees, and Interested Officers on pages 44-48 hereby are removed and replaced with the following:

Number of
Portfolios
Name,				in
		Term of		Fund
Address*	Position(s)	Office** and		Complex	Other
and Date	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
of Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
Independent Trustees
Robert L.	Trustee	Trustee since	Adjunct Professor in the Department of	One	None

Mason,		January 1997	Management Science and Statistics in	registered
Ph.D.		and Chairman	the College of Business at the University	investment
(July 1946)		from January	of Texas at San Antonio (2001-present);	company
		2012 to	Institute Analyst, Southwest Research	offering 47
		July 2019	Institute (03/02-01/16), which focuses	individual
			on providing innovative technology,	funds
science, and engineering services to
clients around the world and is one of
the oldest independent, nonprofit,
applied research and development
organizations in the United States. He
was employed at Southwest Research
Institute for 40 years. Dr. Mason brings
to the Board particular experience with
information technology matters,
statistical analysis, and human resources
as well as over 22 years' experience as a
Board member of the USAA family of
funds.

Jefferson	Lead	Trustee since	Senior Managing Director, New York	One	Westhab, Inc.
C.	Independent	September	Life Investments, LLC (1992-2012), an	registered
Boyce	Trustee and	2013, Lead	investment manager. Mr. Boyce brings	investment
(September	Vice	Independent	to the Board experience in financial	company
1957)	Chairman	Trustee and	investment management, and, in	offering 47
		Vice Chairman	particular, institutional and retail mutual	individual
		since July	funds, variable annuity products, broker	funds
		2019	dealers, and retirement programs,
including experience in organizational
5

Number of
Portfolios
in
Name,		Term of		Fund
Address*	Position(s)	Office** and		Complex	Other
and Date	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
of Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
development, marketing, product
development, and money management
as well as five years' experience as a
Board member of the USAA family of
funds.

Dawn M.	Trustee	Trustee since	Manager of Finance, Menil Foundation,	One	None
Hawley		April 2014	Inc. (05/07-06/11), which is a private	registered
(February			foundation that oversees the assemblage	investment
1954)			of sculptures, prints, drawings,	company
			photographs, and rare books. Director of	offering 47
			Financial Planning and Analysis and	individual
			Chief Financial Officer, AIM	funds
Management Group, Inc. (10/87-01/06).
Ms. Hawley brings to the Board
experience in financial investment
management and, in particular,
institutional and retail mutual funds,
variable annuity products, broker
dealers, and retirement programs,
including experience in financial
planning, budgeting, accounting
practices, and asset/liability management
functions including major acquisitions
and mergers, as well as over five years'
experience as a Board member of the
USAA family of funds.

Paul L.	Trustee	Trustee since	Director, Cantor Opportunistic	One	None
McNamara		January 2012	Alternatives Fund, LLC (03/10-02/14),	registered
(July 1948)			which is a closed-end fund of funds by	investment
			Cantor Fitzgerald Investment Advisors,	company
			LLC. Mr. McNamara retired from Lord	offering 47
			Abbett & Co. LLC, an independent U.S.	individual
			investment management firm, as an	funds
Executive Member on 09/30/09, a
position he held since 10/02. He had
been employed at Lord Abbett since
1996. Mr. McNamara brings to the
Board extensive experience with the
financial services industry and, in
particular, institutional and retail mutual
fund markets, including experience with
mutual fund marketing, distribution, and
risk management, as well as overall
experience with compliance and
6

Number of
Portfolios
in
Name,		Term of		Fund
Address*	Position(s)	Office** and		Complex	Other
and Date	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
of Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
corporate governance issues. Mr.
McNamara also has experience serving
as a fund director as well as seven years'
experience as a Board member of the
USAA family of funds. Paul L.
McNamara is of no relation to Daniel S.
McNamara.

Richard Y.	Trustee	Trustee since	Director, Elta North America (01/18-	One	None
Newton III		March 2017	present), which is a global leader in the	registered
(January			design, manufacture and support of	investment
1956)			innovative electronic systems in the	company
			ground, maritime, airborne and security	offering 47
			domains for the nation's warfighters,	individual
			security personnel, and first responders;	funds
Managing Partner, Pioneer Partnership
Development Group (12/15-present);
Executive Director, The Union League
Club of New York (06/14-11/15);
Executive Vice President, Air Force
Association (08/12-05/14); Lieutenant
General, United States Air Force (01/08-
06/12). Lieutenant General Newton
(Ret.) served 34 years of active duty in
the United States Air Force. Lt. Gen.
Newton retired as the Assistant Vice
Chief of Staff and Director of Air Staff
at the Headquarters of the U.S. Air Force
where he was responsible for overseeing
the administration and organization of
the Air Staff, which develops policies,
plans and programs, establishes
requirements, and provides resources to
support the Air Force's mission. Lt.
Gen. Newton is a graduate of the United
States Air Force Academy, Webster
University, and The National War
College. Lt. Gen. Newton brings to the
Board extensive management and
military experience, as well as over two
years' experience as a Board member of
the USAA family of funds.

Barbara B.	Trustee	Trustee since	Senior Associate Dean of Degree	One	None
Ostdiek,		January 2008	programs at Jesse H. Jones Graduate	registered
Ph.D.			School of Business at Rice University	investment
7

Number of
Portfolios
in
Name,		Term of		Fund
Address*	Position(s)	Office** and		Complex	Other
and Date	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
of Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
(March			(07/13-present); Associate Professor of	company
1964)			Finance at Jesse H. Jones Graduate	offering 47
			School of Business at Rice University	individual
			(07/01-present); Academic Director, El	funds
Paso Corporation Finance Center at
Jesse H. Jones Graduate School
of Business at Rice University (07/02-
06/12). Dr. Ostdiek brings to the Board
particular experience with financial
investment management, education, and
research as well as over eleven years'
experience as a Board member of the
USAA family of funds.

Michael F.	Trustee	Trustee since	President of Reimherr Business	One	None
Reimherr		January 2000	Consulting performing business	registered
(August			valuations of medium to large	investment
1945)			companies, developing business plans,	company
			budgets, internal financial reporting, and	offering 47
			mergers and acquisitions (05/95-12/17);	individual
			St. Mary's University Investment	funds
Committee overseeing University
Endowment (06/14-present). Mr.
Reimherr brings to the Board particular
experience with organizational
development, budgeting, finance, and
capital markets as well as over 19 years'
experience as a Board member of the
USAA family of funds.

John C.	Trustee	Trustee since	Retired. Mr. Walters brings significant	One	Guardian
Walters		July 2019	Board experience including active	registered	Variable
(February			involvement with the board of a Fortune	investment	Products Trust (16
1962)			500 company, and a proven record of	company	series), Lead
			leading large, complex financial	offering 47	Independent
			organizations. He has a demonstrated	individual	Director;
			record of success in distribution,	funds	Amerilife
			manufacturing, investment brokerage,		Holdings LLC,
			and investment management in both the		Director;
			retail and institutional investment		Stadion Money
			businesses. He has substantial		Management;
			experience in the investment		Director;
			management business with a		University of
			demonstrated ability to develop and		North Carolina
			drive strategy while managing		(Chapel Hill),
8

Number of
Portfolios
in
Name,		Term of		Fund
Address*	Position(s)	Office** and		Complex	Other
and Date	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
of Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
			operational, financial, and investment		Member Board of
			risk.		Governors.

*The address for each Independent Trustee is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

**Under the Trust's organizational documents, each Trustee serves as a Trustee of the Trust during the lifetime of the Trust and until its termination except as such Trustee sooner dies, resigns, retires, or is removed. However, pursuant to a policy adopted by the Board, each elected or appointed Independent Trustee may serve as a Trustee until the Trustee reaches age 75, and the Interested Trustees may serve as a Trustee until the Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign, or may be removed by a written instrument signed by two-thirds of the number of Trustees before the removal, or may be removed by a vote of two-thirds of the outstanding shares of the Trust, at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered "interested persons" under the 1940 Act.

Name,	Position(s)	Term of		Total Number	Other
Address* and	Held with	Office and	Principal Occupation(s) Held	of USAA	Directorships
		Length of		Funds
Date of Birth	Fund		During the Past Five Years		Held

Interested Trustees
Daniel S.	Trustee and	Trustee since	President of Financial Advice & Solutions	One registered	None
McNamara	Chairman	January 2012	Group (FASG), USAA (02/13-present);	investment
(June 1966)		and Chairman	Director of USAA Asset Management	company
		since July	Company (AMCO), (08/11-present);	offering 47
		2019	Director of USAA Investment	individual
			Management Company (IMCO) (09/09-	funds
present); President, IMCO (09/09-04/14);
President and Director of USAA
Shareholder Account Services (SAS)
(10/09-present); Senior Vice President of
USAA Financial Planning Services
Insurance Agency, Inc. (FPS) (04/11-
present); Director of FPS (12/13-present);
President and Director of USAA
Investment Corporation (ICORP) (03/10-
present); Director of USAA Financial
Advisors, Inc. (FAI) (12/13-present). Mr.
McNamara brings to the Board extensive
experience in the financial services
industry, including experience as an
officer of the Trust.

David C.	Trustee	Trustee since	Chairman and Chief Executive Officer	One registered	Trustee,
Brown		July 2019	(2013-present), Co-Chief Executive	investment	Victory
(May 1972)			Officer, (2011-2013), Victory Capital	company	Portfolios (42
			Management Inc.; Chairman and Chief	offering 47	series),
			Executive Officer (2013-present), Victory	individual	Victory
			Capital Holdings, Inc. Mr. Brown brings	funds	Portfolios II
			to the Board extensive business, finance		(26 series),
			and leadership skills gained and		Victory
			developed through years of experience in		Variable
			the financial services industry, including		Insurance
			his tenure overseeing the strategic		Funds (9
			direction as CEO of Victory Capital.		series)
These skills, combined with Mr. Brown's
extensive knowledge of the financial
services industry and demonstrated
success in the development and
distribution of investment strategies and
products, enable him to provide valuable
insights to the Board and strategic
direction for the Funds.

*The address of the Interested Trustees is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

Name,	Position(s)	Term of
Office and
Address* and	Held with		Principal Occupation(s) Held
Length of
Date of Birth	Fund		During the Past Five Years

Officers
Chris Dyer	President	July 2019	Director of Mutual Fund Administration,

(February 1962)			Victory Capital Management Inc. (2004 -
present).

Scott Stahorsky	Vice President	July 2019	Manager, Fund Administration, Victory Capital
(July 1969)			Management Inc. (2015-present); Senior
Analyst, Fund Administration, Victory Capital
Management Inc. (2005-2015).

James K. De	Treasurer	March 2018	Executive Director, Investment and Financial

Vries (April			Administration, USAA (2012-present);
1969)			Assistant Treasurer, USAA Mutual Funds Trust
(2013-2018). Mr. De Vries also serves as the
Funds' Principal Financial Officer.
Erin Wagner	Secretary	July 2019	Deputy General Counsel, Victory Capital
(February 1974)			Management Inc. (2013-present).

Allan Shaer	Assistant	July 2019	Senior Vice President, Financial

(March 1965)	Treasurer		Administration, Citi Fund Services Ohio, Inc.
(2016-present); Vice President, Mutual Fund
Administration, JP Morgan Chase Bank (2011-
2016).
Carol D. Trevino	Assistant	September	Accounting/ Financial Director, USAA (12/13-
(October 1965)	Treasurer	2018	present); Senior Accounting Analyst, USAA
(03/11-12/13).

*The address of each officer is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

•Under "Committees of the Board" on pages 48-49, the first seven paragraphs hereby are removed and replaced with the following:

The Board typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds' most recent fiscal year ended July 31, 2018, the Board held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board, which focus on particular matters. In addition, the Board may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board has five committees: an Executive Committee, an Audit and Compliance Committee, a Product Management and Distribution Committee, a Corporate Governance Committee, and an Investments Committee. The duties of these five Committees and their membership are as follows:

Executive Committee: Between the meetings of the Board and while the Board is not in session, the Executive Committee of the Board has all the powers and may exercise all the duties of the Board in the management of the business of the Trust which may be delegated to it by the Board. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, and Lead Independent Trustee Boyce are members of the Executive Committee. During the Funds' most recent fiscal year ended July 31, 2018, the Executive Committee held no meetings.

Audit and Compliance Committee: The Audit and Compliance Committee of the Board of Trustees reviews the financial information and the independent auditor's reports and undertakes certain studies and analyses as directed by the Board. The Audit and Compliance Committee has responsibility for the review of the Trust's compliance program and the performance of the Trust's chief compliance officer, as well as responsibility for certain additional compliance matters. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Audit and Compliance Committee. During the Funds' most recent fiscal year ended July 31, 2018, the Audit and Compliance Committee held four meetings.

Product Management and Distribution Committee: The Product Management and Distribution Committee of the Board reviews the Funds offered by the Trust and the respective investment objectives and policies, as well as the Manager's selection of subadvisers; oversees the distribution and marketing of the Funds; and assists the Board in overseeing certain third-party service providers and related matters. The Product Management and Distribution Committee provides oversight with respect to the sale and distribution of shares of the Funds, including payments made by the Funds pursuant to the Trust's 12b-1 Plan. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Product Management and Distribution Committee. During the Funds' most recent fiscal year ended July 31, 2018, the Product Management and Distribution Committee held five meetings.

Corporate Governance Committee: The Corporate Governance Committee of the Board maintains oversight of the organization, performance, and effectiveness of the Board and the Independent Trustees. The Corporate Governance Committee is responsible for maintaining a policy on Board tenure and term limitations for the Independent Trustees, establishing procedures to identify and recruit potential candidates for Board membership, and recommending candidates to fill any vacancy for Independent Trustees on the Board. The Corporate Governance Committee has adopted procedures to consider nominees recommended by shareholders. Shareholders may send recommendations to Mr. Paul McNamara, chairman of the Corporate Governance Committee. To be considered by the Board, any recommendations for a nomination submitted by a shareholder must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Corporate Governance Committee. During the Funds' most recent fiscal year ended July 31, 2018, the Corporate Governance Committee held five meetings.

Investments Committee: The Investments Committee assists the Board in fulfilling its responsibilities overseeing,

among other things: the investment programs implemented by Victory Capital and/or, if applicable, the investment subadviser(s) for the Funds; the performance and portfolio composition of the Funds; and the valuation and liquidity of the Funds' assets. In addition, the Investments Committee coordinates the Board's consideration of investment advisory and underwriting agreements pursuant to Section 15(c) of the 1940 Act. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Investments Committee. During the Funds' most recent fiscal year ended July 31, 2018, the Investments Committee held four meetings.

There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

Under the section titled "Advisory Agreement" under "The Trust's Manager" on pages 57-58, the first six paragraphs hereby are removed and replaced with the following:

Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds effective July 1, 2019. Victory Capital's principal business address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Victory Capital is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. ("VCH")

a publicly traded Delaware corporation. As of March 31, 2019, Victory Capital managed assets totaling in excess of $58.1 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds. Effective July 1, 2019, VCH acquired AMCO from its parent company and Victory Capital became the adviser to the Funds.

Subject to the authority of the Board, the Manager is responsible for the overall management and administration of the Funds' business affairs. Victory Capital is responsible for selecting each Fund's investments according to the Fund's investment objective, policies, and restrictions. Victory Capital is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Advisory Agreement also authorizes Victory Capital to retain one or more Subadvisers for the management of all or a portion of a Fund's investment. Under the Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of Subadvisory Agreements.

Advisory Agreement

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for the Fund. The Manager is authorized, subject to the control of the Board of the Trust, to determine the selection, amount, and time to buy or sell securities for the Fund.

For these services under this agreement, the Fund has agreed to pay the Manager a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in its operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material and all other expenses incidental to holding meetings of shareholders, including proxy solicitations therefor, unless otherwise required; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of the Manager; administrator, custodian, pricing and bookkeeping, registrar and transfer agent fees and expenses; fees and expenses related to the registration and qualification of the Funds' shares for distribution under state and federal securities laws; expenses of typesetting for printing prospectuses and SAIs and supplements thereto expenses of printing and mailing these sent to existing shareholders; (xi) insurance premiums for fidelity bonds and other coverage to the extent approved by the Trust's Board of Trustees; (xii) association membership dues authorized by the Trust's Board of Trustees; and (xiii) such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Trust is a party (or to which the Funds' assets are subject) and any legal obligation for which the Trust may have to provide indemnification to the Trust's Trustees and officers..

The Advisory Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

The Advisory Agreement will remain in effect until June 30, 2021, for each such Fund and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually (i) by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board (on behalf of such Fund), and (ii) by vote of a majority of the Trustees who are not interested persons of the Manager or (otherwise than as Trustees) of the Trust cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without payment of any penalty, by either the Trust or Victory Capital on 60 days' written notice and will automatically terminate in the event of its assignment (as defined by the 1940 Act).

Under "The Trust's Manager" and "Advisory Agreement" on page 59, the following sentence has been added to the paragraph after the table of management fees:

Victory Capital will charge only the base fee (with no performance adjustments) for a period of twelve months following the effectiveness of the Advisory Agreement while Victory Capital develops a performance record for the applicable Funds.

Under "The Trust's Manager" the information under "Subadvisory Agreements" starting on page 61 hereby is removed and replaced with the following:

The Manager has entered into Subadvisory Agreements dated July 1, 2019, with ClariVest Asset Management LLC (ClariVest), Granahan Investment Management, Inc. (GIMI), Wellington Management Company LLP (Wellington Management), Epoch Investment Partners, Inc. (Epoch), Renaissance Investment Management (Renaissance), and Loomis Sayles & Company, L.P. (Loomis Sayles) under which each Subadviser is engaged to provide day-to-day discretionary management of the portion of the applicable Fund's assets allocated to it by the Manager. Each Subadviser will manage the applicable Fund's assets in accordance with that Fund's investment objective(s), policies, and restrictions, subject to the general supervision of the Manager and the Board. The Manager may allocate all, a portion or none of a Fund's assets to a Subadviser in its discretion.

Each Subadvisory Agreement will remain in effect with respect to a Fund until June 30, 2021. Each Subadvisory Agreement will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board (on behalf of the Fund) and (ii) by vote of a majority of the Trustees who are not interested persons of Victory Capital or (otherwise than as Trustees) of the Trust cast in person, at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement may be terminated, without penalty, with respect to a Fund at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act) on 60 days' written notice; by Victory Capital at any time; or by the applicable Subadviser on 90 days' written notice. Each Subadvisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

For the Growth Fund, the Manager has entered into Subadvisory Agreements with Renaissance and Loomis, Sayles & Company, L.P. (Loomis Sayles). For the Income Stock Fund, the Manager has entered into a Subadvisory Agreement with Epoch. For the Science & Technology Fund, the Manager has entered into a Subadvisory Agreement with Wellington Management. For the Small Cap Stock Fund, the Manager has entered into Subadvisory Agreements with Wellington Management, GIMI, and ClariVest.

ClariVest, located 3611 Valley Centre Drive, Suite 100, San Diego, CA 92130, is a Delaware limited liability company with offices at 3611 Valley Centre Drive, Suite 100, San Diego, CA 92130. Founded March 2006, ClariVest is an asset management firm majority owned by its employees and minority owned by Eagle Asset Management, Inc., a subsidiary of Raymond James Financial. ClariVest markets its investment services to institutional clients, including corporate and public pension plans, foundations, endowments, and Taft-Hartley clients worldwide.

Epoch is located at 399 Park Avenue, New York, New York 10022, and serves as a subadviser to the Fund. Epoch was founded in April 2004 as a Delaware corporation. Epoch is a wholly owned subsidiary of the Toronto Dominion Bank.

GIMI, located at 404 Wyman Street, Waltham, Massachusetts 02451, is an independent, 100% employee-owned firm founded in 1985 by investment professionals with a passion for small capitalization equity investing. The firm remains committed to the smaller cap area of the market and has dedicated its investment expertise to serving institutions and family offices.

Loomis Sayles is a Delaware limited partnership owned by Natixis Investment Managers, L.P. (formerly Natixis Global Asset Management, L.P.) ("Natixis LP"). Natixis LP is part of Natixis Investment Managers (formerly Natixis Global Asset Management), an international asset management group based in Paris, France. Natixis Investment Managers is principally owned by BPCE, France's second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d' Epargne regional savings banks and the Banque Populaire regional cooperative banks. Loomis Sayles is headquartered at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles has served the needs of institutional, high-net-worth, and mutual fund clients for more than 80 years.

Renaissance, located at 50 E. River Center Boulevard, Suite 1200, Covington, Kentucky 41011, is an investment adviser that has specialized in growth equity management since 1978. Renaissance is majority owned by Affiliated Managers Group, Inc., a publicly traded asset management company.

Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm, which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

Under the section titled "Administration and Servicing Agreement" under "The Trust's Manager" on page 63, the first two paragraphs hereby are removed and replaced with the following:

Under a Fund Administration, Servicing and Accounting Agreement effective July 1, 2019 (Administration Agreement), Victory Capital is obligated on a continuous basis to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Funds. Victory Capital may delegate one or more of its responsibilities to others at its expense. Citi Fund Services of Ohio, Inc. ("Citi") serves as sub-administrator and sub-fund accountant to the Trust pursuant to an agreement with Victory Capital, as disclosed in greater detail under "Sub-Administrator and Sub- Fund Accountant". As administrator, Victory Capital supervises the Trust's operations, including the services that Citi provides to the Funds as sub-administrator, but excluding those that Victory Capital provides as investment adviser, all subject to the supervision of the Board. Prior to July 1, 2019, AMCO served as the Funds' administrator under a separate agreement.

Victory Capital coordinates the preparation, filing and distribution of amendments to the Trust's registration statement on Form N-1A, supplements to prospectuses and SAIs, and proxy materials in connection with shareholder meetings; drafts shareholder communications, including annual and semi-annual reports; administers the Trust's other service provider contracts; monitors compliance with investment restrictions imposed by the 1940 Act, each Fund's investment objective, defined investment policies, and restrictions, tax diversification, and distribution and income requirements; coordinates the Funds' service arrangements with financial institutions that make the Funds' shares available to their customers; assists with regulatory compliance; supplies individuals to serve as Trust officers; prepares Board meeting materials; and annually determines whether the services that it provides (or the services that Citi provides as sub-administrator) are adequate and complete.

Victory Capital also performs fund accounting services for each Fund. The fund accountant calculates each Fund's NAV, the dividend and capital gain distribution, if any, and the yield. The fund accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. In addition, the Funds may reimburse Victory Capital for its reasonable out-of-pocket expenses incurred as a result of providing the services under the Administration Agreement.

The Administration Agreement provides that the Manager shall not be liable for any action or inaction, except for any action or inaction constituting willful misfeasance, bad faith or negligence in the performance of its duties hereunder or the reckless disregard of such duties.

For these services under the Administration Agreement, the Trust has agreed to pay Victory Capital a fee computed daily and paid monthly, as indicated in the table below.

Under "The Trust's Manager" on page 65, the section titled "Code of Ethics" is removed and replaced with the following:

Codes of Ethics

Each of the Trust, the Manager and the Distributor has adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Manger Code of Ethics applies to all Access Personnel (the Manager's directors and officers and employees with investment advisory duties) and all Supervised Personnel (all of the Manager's directors, officers and employees). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Manager Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Funds. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

The Section titled, "Proxy Voting Policies and Procedures," on pages 65-66, hereby is removed and replaced with the following:

PROXY VOTING POLICIES AND PROCEDURES

VICTORY CAPITAL PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated to the Manager authority to vote on proposals presented to shareholders of portfolio securities held by the USAA Funds. The Manager votes on proposals presented to shareholders of portfolio securities held by those Funds for which the Manager is responsible. For USAA Funds with sub-advisers, the Manager has delegated responsibility for voting to the applicable sub-advisers. To assist the Manager in making proxy-voting decisions, the Manager has adopted a Proxy Voting Policy ("Policy") that establishes voting guidelines (Proxy Voting Guidelines) with respect to certain recurring issues. The Policy is reviewed on an annual basis by the Manager's Proxy Committee (Proxy Committee) and revised when the Proxy Committee determines that a change is appropriate. The Board annually reviews the Trust's Proxy Voting Policy and the Manager's Policy and determines whether amendments are necessary or advisable.

Voting under the Manager's Policy may be executed through administrative screening per established guidelines with oversight by the Proxy Committee or upon vote by a quorum of the Proxy Committee. The Manager delegates to Institutional Shareholder Services ("ISS"), an independent service provider, the non-discretionary administration of proxy voting for the Trust, subject to oversight by the Manager's Proxy Committee. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by the Manager.

The Manager votes proxies in the best interests of the Funds and their shareholders. This entails voting client proxies with the objective of increasing the long-term economic value of Fund assets. The Manager's Proxy Committee determines how to vote proxies by following established guidelines, which are not intended to be rigid rules. The Proxy Committee is directed to apply the guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the Funds or if required by the Board or the Funds' Proxy Voting Policy. In such cases, the Manager may consider, among other things:

•the effect of the proposal on the underlying value of the securities

•the effect on marketability of the securities

•the effect of the proposal on future prospects of the issuer

•the composition and effectiveness of the issuer's board of directors

•the issuer's corporate governance practices

•the quality of communications from the issuer to its shareholders

The Manager may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team's opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund's best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

The following examples illustrate the Manager's policy with respect to some common proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all matters addressed in the Guidelines, and whether the Manager supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information.

Directors

•The Manager generally supports the election of directors in uncontested elections, except when there are issues of accountability, responsiveness, composition, and/or independence.

•The Manager generally supports proposals for an independent chair taking into account factors such as the current board leadership structure, the company's governance practices, and company performance.

•The Manager generally supports proxy access proposals that are in line with the market standards regarding the ownership threshold, ownership duration, aggregation provisions, cap on nominees, and do not contain any other unreasonably restrictive guidelines.

•The Manager reviews contested elections on a case-by-case basis taking into account such factors as the company performance, particularly the long-term performance relative to the industry; the management track record; the nominee qualifications and compensatory arrangements; the strategic plan of the dissident and its critique of the current management; the likelihood that the proposed goals and objectives can be achieved; the ownership stakes of the relevant parties; and any other context that is particular to the company and the nature of the election.

Capitalization & Restructuring

•The Manager generally supports capitalization proposals that facilitate a corporate transaction that is also being supported and for general corporate purposes so long as the increase is not excessive and there are no issues of superior voting rights, company performance, previous abuses of capital, or insufficient justification for the need for additional capital.

Mergers and Acquisitions

The Manager reviews mergers and acquisitions on a case-by-case basis to balance the merits and drawbacks of the transaction and factors such as valuation, strategic rationale, negotiations and process, conflicts of interest, and the governance profile of the company post-transaction.

Compensation

•The Manager reviews all compensation proposals for pay-for-performance alignment, with emphasis on long-term shareholder value; arrangements that risk pay for failure; independence in the setting of compensation; inappropriate pay to non-executive directors, and the quality and rationale of the compensation disclosure.

•The Manager will generally vote FOR advisory votes on executive compensation ("say on pay") unless there is a pay-for-performance misalignment; problematic pay practice or non-performance-based element; incentive for excessive risk-taking, options backdating; or a lack of compensation committee communication and/or responsiveness to shareholder concerns.

•The Manager will vote case-by-case on equity-based compensation plans taking into account factors such as the plan cost; the plan features; and the grant practices as well as any overriding factors that may have a significant negative impact on shareholder interests.

Social and Environmental Issues

•The Manager will vote case-by-case on topics such as consumer and product safety; environment and energy; labor standards and human rights; workplace and board diversity; and corporate and political issues, taking into account factors such as the implementation of the proposal is likely to enhance or protect shareholder value; whether the company has already responded in an appropriate and sufficient manner to the issue raised; whether the request is unduly burdensome; and whether the issue is more appropriately or effectively handled through legislation or other regulations.

The Manager may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team's opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund's best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

Occasionally, conflicts of interest arise between the Manager's interests and those of a Fund or another client. When this occurs, the Proxy Committee must document the nature of the conflict and vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue. In the event that the Proxy Voting Guidelines are inapplicable or do not mitigate the conflict, the Manager will seek the opinion of the Manager's Chief Compliance Officer or consult with an external independent adviser. In the case of a Proxy Committee member having a personal conflict of interest (e.g. a family member is on the board of the issuer), such member will abstain from voting. Finally, the Manager reports to the Board annually any proxy votes that took place involving a conflict, including the nature of the conflict and the basis or rationale for the voting decision made.

The Manager generally will vote on proposals presented to shareholders of portfolio securities held by the Funds. However, the Manager reserves the right not to vote on such proposals where it determines that the cost of exercising voting rights on behalf of a Fund exceeds the benefit of exercising such voting rights. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are on loan under the USAA Funds' securities lending program. In this connection, the Manager has determined that the potential return from lending such securities generally is more advantageous to the USAA Fund than recalling such securities from the borrower to exercise voting rights with respect thereto. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are subject to share blocking where the foreign company prevents the sale of shares for a certain period of time around the shareholder meeting. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions typically outweighs the advantages of voting at the shareholder meeting. The Manager has retained Institutional Shareholder Services, Inc. (ISS) to receive proxy statements, provide voting recommendations, vote shares according to our instructions, and to keep records of our votes on behalf of the USAA Funds. ISS has developed a set of criteria for evaluating and making recommendations on proxy voting issues (for example, elections of boards of directors or mergers and reorganizations). These criteria and general voting recommendations are set forth in the ISS Proxy Voting Guidelines as customized by the Manager with respect to certain matters. The Manager retains the authority to determine the final vote for securities held by the USAA Funds.

To avoid any improper influence on the Manager's voting decisions, the Manager generally will follow the voting recommendations of ISS, except as briefly described below. Before any voting deadline, ISS will provide the Manager's Head of Equity Investments (or his or her delegate) with a summary of the proposal and a recommendation based on the ISS Guidelines. In evaluating ISS's recommendations, the Manager may consider information from many sources, including the USAA Funds' portfolio manager, the Manager's Investment Strategy Committee, the management of a company presenting a proposal, shareholder groups, and other sources. The Manager believes that the recommendation of management should be given weight in determining how to vote on a particular proposal. The Manager's Head of Equity Investments will then review ISS's recommendations, and if he or she determines that it would be in the Funds' best interests to vote the shares contrary to ISS's recommendation, he or she must determine, based on reasonable inquiry, whether any material conflict of interest exists between the Funds, on the one hand, and the Manager, the USAA Funds' principal underwriter, or any person who is an affiliated person of the USAA Funds, the Manager, or the Funds' principal underwriter, on the other. If a material conflict of interest is determined to exist, the Head of Equity Investments may vote contrary to ISS's recommendation only if the proposed voting recommendation of the Head of Equity Investments is reviewed by the Manager's Investment Strategy Committee, which will determine how to vote the particular proxy. With respect to any such proxy votes, the information prepared by the Manager's Investment Strategy Committee regarding any material conflict of interest identified will be summarized and presented to the USAA Funds' Board of Trustees at the next regularly scheduled meeting of the Board. The Manager's Investment Strategy Committee also may establish certain proxy voting procedures for votes on certain matters that will override any ISS recommendation.

Copies of the Manager's proxy voting policies and procedures are available without charge (i) by calling (800) 235-8396;

(ii)at usaa.com; and (iii) on the SEC's website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

CLARIVEST PROXY VOTING POLICIES AND PROCEDURES

It is the policy of ClariVest to vote proxies in the interest of maximizing value for ClariVest's Clients. Proxies are an asset of a Client, which should be treated by ClariVest with the same care, diligence, and loyalty as any asset belonging to a Client. To that end, ClariVest will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short- and long-term implications of the proposal to be voted on when considering the optimal vote.

Any general or specific proxy voting guidelines provided by an advisory Client or its designated agent in writing will supersede this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the Client's cost.

ClariVest has retained Institutional Shareholder Services ("ISS"), and generally follows their recommendation when voting proxies. ClariVest determined that it is appropriate to follow the voting recommendations of ISS because ClariVest believes that ISS (a) has the capacity and competency to adequately analyze proxy issues, and (b) can make such recommendations in an impartial manner and in the best interests of ClariVest's Clients.

When the proxy voting firm has a relationship with an issuer of voting securities (e.g., to provide advice on corporate governance issues), the adviser's proxy voting procedures should require a proxy voting firm to disclose to the adviser any relevant facts concerning the firm's relationship with the issuer, such as the amount of the compensation that the firm has received or will receive. That information will enable the investment adviser to determine whether the proxy voting firm can make voting recommendations in an impartial manner and in the best interests of the Clients, or whether the adviser needs to take other steps to vote the proxies.

Procedures for Identification and Voting of Proxies

These proxy voting procedures are designed to enable ClariVest to resolve material conflicts of interests with Clients before voting their proxies.

1.ClariVest shall maintain a list of all Clients for which it votes proxies. The list will be maintained either in hard copy or electronically and updated by the Operations Manager who will obtain proxy voting information from Client agreements.

2.ClariVest shall work with the Client to ensure that ISS is the designated party to receive proxy voting materials from companies or intermediaries. To that end, new account forms (including a letter of authorization) of broker- dealers/custodians will state that ISS should receive this documentation. The Operations Department will follow-up with ISS after account launch to confirm that new accounts are properly established and proxy materials are being received by ISS for voting.

3.ClariVest subscribes to the ISS proxy voting service. This browser-based proxy voting system automates the physical paper handling and detailed recordkeeping needs of ClariVest's proxy voting function. ISS also provides independent recommendations with respect to each proxy vote.

4.As a default, proxies are generally voted by ISS in accordance with ISS recommendations. However, ClariVest retains ultimate decision-making authority with respect to the voting of Client proxies and reserves the right to override ISS recommendations.

5.For any Client who has provided specific voting instruction, the Operations Manager shall vote that Client's proxy in accordance with the Client's written instructions.

6.The Operations Manager will provide any proxy solicitation information and materials that he may receive to the appropriate personnel of ISS for their review and consideration.

7.As noted by the SEC in Release 2106, the fiduciary duty that ClariVest owes its Clients prohibits the adoption of a policy to enter default proxy votes in favor of management. Thus, ClariVest shall not by default vote proxies in favor of management, but shall vote per ISS's recommendation as set forth in the general principles outlined above.

8.ClariVest's investment personnel shall be responsible for making voting decisions with respect to all Client proxies, where a proxy is not voted in accordance with ISS recommendations. Such decisions shall then be provided to the Operations Manager who will then ensure that such proxy votes are submitted in a timely manner.

9.The Operations Manager may delegate the actual voting of Client proxies to any of ClariVest's employees who are familiar with ISS's service.

10.ClariVest is not required to vote every Client proxy and refraining from voting should not necessarily be construed as a violation of ClariVest's fiduciary obligations. ClariVest shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the Client's best interest, such as when an adviser's analysis of a particular Client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the Client (i.e., casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person). Such position also complies with Interpretive Bulletin 94-2 of the DOL. ClariVest also does not vote proxies for securities that are loaned as part of the Client's securities lending program (if the Client has elected to participate in a securities lending program).

11.The Operations Manager shall be responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which ClariVest believes it may be in its Clients' best interest for ClariVest not to vote a particular proxy. The Operations Manager shall maintain documentation of any cost-benefit analysis with respect to Client proxies that are not voted by ClariVest.

12.The Operations Manager will report any attempts by any of ClariVest personnel to influence the voting of Client proxies in a manner that is inconsistent with ClariVest's Policy. Such report shall be made to the CCO, or if the CCO is the person attempting to influence the voting, then to either CIO.

13.Proxies received after the termination date of a Client relationship will not be voted. Such proxies should be delivered to the last known address of the Client or to the intermediary who distributed the proxy with a written or oral statement indicating that the advisory relationship has been terminated and that future proxies for the named Client should not be delivered to ClariVest.

14.The Operations Manager, with the assistance of the CCO, will reasonably try to assess any material conflicts between ClariVest's interests and those of its Clients with respect to proxy voting (where a proxy is not voted in accordance with ISS recommendations) by considering the situations identified in the Conflicts of Interest section of this document.

15.The Compliance Department will annually review due diligence materials from ISS to confirm the ongoing adequacy of ISS's program, including ensuring that ISS has policies and procedures in place designed to manage potential conflicts of interest.

EPOCH PROXY VOTING POLICIES AND PROCEDURES

Epoch maintains proxy voting authority for Client accounts, unless otherwise instructed by the client. Epoch votes proxies in a manner that it believes is most likely to enhance the economic value of the underlying securities held in Client accounts. Epoch will not respond to proxy solicitor requests unless Epoch determines that it is in the best interest of Clients to do so.

In light of Epoch's fiduciary duty to its Clients, and given the complexity of the issues that may be raised in connection with proxy votes, the Firm has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to the Firm include in-depth research, voting recommendations, vote execution and recordkeeping.

Notwithstanding the foregoing, the Firm will use its best judgment to vote proxies in the manner it deems to be in the best interests of its Clients. In the event that judgment differs from that of ISS, or that investment teams within Epoch wish to vote differently with respect to the same proxy in light of their specific strategy, the Firm will memorialize the reasons supporting that judgment and retain a copy of those records for the Firm's files. Additionally, the CCO will periodically review the voting of proxies to ensure that all such votes, particularly those diverging from the judgment of ISS, were voted consistent with the Firm's fiduciary duties.

On at least an annual basis, the CCO or a designee will review this Proxy Voting and Class Action Monitoring policy. In addition, Epoch has formed a proxy voting group comprised of investment team, trading and compliance representatives. The group meets periodically.

GIMI PROXY VOTING POLICIES AND PROCEDURES

GIMI utilizes the recommendations of Glass Lewis in carrying out its proxy voting duties. GIMI casts uniform votes across all shares managed by GIMI where GIMI has voting discretion. If a single account or accounts casts a vote that is different from the other accounts, that reason must be well documented.

While GIMI largely votes along with Glass Lewis recommendations, there are cases where GIMI disagrees and will vote against the recommendation. In these instances, the reason for dissent must be written (e-mail acceptable) and approved by the CCO or CIO.

GIMI's voting is executed through ProxyEdge and voting records for each client is maintained on a quarterly basis.

LOOMIS SAYLES PROXY VOTING POLICIES AND PROCEDURES

Loomis Sayles uses the services of third parties ("Proxy Voting Services") to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. One of Loomis Sayles' Proxy Voting Services provides vote recommendations and/or analysis to Loomis Sayles based on the Proxy Voting Services' own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Service unless Loomis Sayles' Proxy Committee determines that the client's best interests are served by voting otherwise. All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All nonroutine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of the fund holding the security, and will be voted in the best investment interests of the fund. All routine issues will be voted according to Loomis Sayles' policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of the fund holding the security. Loomis Sayles' Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles' clients.

The specific responsibilities of the Proxy Committee include (1) the development, authorization, implementation and updating of the Loomis Sayles' Proxy Voting Policies and Procedures ("Procedures"), including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the fund holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

Loomis Sayles has established several policies to ensure that proxies are voted in its clients' best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services' recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services' recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest

Loomis Sayles may have; and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

RENAISSANCE PROXY VOTING POLICIES AND PROCEDURES

Renaissance Investment Management (hereafter "Renaissance") has a responsibility to vote proxies of client securities under its management solely in the best interest of its clients if Renaissance has been delegated proxy voting responsibility by the client. Renaissance votes all proxies with respect to client securities unless Renaissance's proxy recommendation service (hereafter "Proxy Recommendation Service") does not provide a recommendation or we do not have adequate information to make a decision in the best interest of our clients. We will not vote the client's proxies if the client has retained that responsibility and has so notified Renaissance via contract or in writing.

Renaissance has contracted with a third-party proxy voting agent ("Proxy Agent") to use their proxy voting system who has retained, with Renaissance's approval, a third-party Proxy Recommendation Service who provides research on corporate governance issues and corporate actions, makes proxy vote recommendations, and handles the administrative functions associated with the voting of client proxies. While the Proxy Recommendation Service provides the proxy vote recommendations, Renaissance retains the ultimate authority on deciding how to vote. It is Renaissance's policy to vote in accordance with the Proxy Recommendation Service's recommendations. However, in the event that Renaissance disagrees with the Proxy Recommendation Service's proxy voting recommendations or if the Proxy Recommendation Service has a conflict of interest and Renaissance decides not to vote in accordance to the Proxy Recommendation Service's recommendation, Renaissance's Proxy Conflict Committee's rationale and ultimate decision will be internally documented.

When clients have delegated proxy-voting responsibility to Renaissance, Renaissance will identify any material corporate conflicts that exist between the interests of Renaissance and its clients in addition to any material Proxy Recommendation Service conflicts of interest. This examination will include a review of the relationship of Renaissance with the issuer of each security (and any of the issuer's affiliates) to determine if the issuer is a client of Renaissance or has some other relationship with Renaissance or a client of Renaissance.

Renaissance is not presently aware of any material Renaissance corporate conflicts other than potentially voting proxy issues relating to a company who is also a client. This conflict is mitigated by utilizing the Proxy Recommendation Service. Renaissance is not aware of any Proxy Recommendation Service provider conflicts of interest that are not disclosed to Renaissance by the Proxy Agent and mitigated through our Proxy Conflict Committee. However, should other material conflicts arise, Renaissance will examine the scope of the conflict and will implement procedures to ensure that the final voting decision is unbiased.

WELLINGTON PROXY VOTING POLICIES AND PROCEDURES

Upon a client's written request, Wellington votes securities that are held in the client's account in response to proxies solicited by the issuers of such securities. Wellington Management established these guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management's fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and seeks to vote each proposal so that the long- term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues, and votes will be cast against unlawful and unethical activity. Further, Wellington Management's experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these guidelines are written to apply globally, differences in local practice and law make universal application impractical.

Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question and on the company within its industry. It should be noted that the following are guidelines, not rigid rules, and Wellington reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of our clients.

Following is a list of common proposals and the guidelines on how Wellington anticipates voting on these proposals. The "(SP)" after a proposal indicates that the proposal is usually presented as a shareholder proposal.

Voting guidelines

Composition and role of the board of directors
Elect directors	Case by case
We believe that shareholders'ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We believe that a diverse board is in the best interest of shareholders, so we consider board diversity as part of our assessment.We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.
Declassify board of directors	For
Adopt director tenure/retirement age (SP)	Against

Adopt director and officer indemnification	For
We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

Allow special interest representation to board (SP)

Require board independence

We believe that boards are best-positioned to represent shareholders' interests when they have a sufficient quantity of independent directors in the boardroom. We believe that, in the absence of a compelling counter- argument or prevailing market norms, at least two- thirds of a board should be composed of independent directors, with independence defined by the local market regulatory authority. Expressing our support for these levels of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence. To determine the appropriate minimum level of board independence, we look to the prevailing market best practice — for example, one-third independent in Japan, two-thirds independent in the US, and majority independent in the UK and France.

Against For

Require key board committees to be independent

Key board committees are the nominating, audit, and compensation committees. Exceptions will be made, as above, with respect to local market conventions.

Require a separation of chair and CEO or require a lead director (SP)

Approve directors' fees

Approve bonuses for retiring directors

Approve board size

Elect supervisory board/corporate assembly/statutory auditors

23

For

For

Case by case Case by case For

Case bycase

Companies in certain markets are governed by multitiered boards, with each tier having different powers and responsibilities. We hold supervisory board members to similar standards described above under "Elect directors,"subject to prevailing local governance best practices.

Majority vote on election of directors (SP)

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of "withhold" votes. We believe that it is important for majority voting to be defined within the company's charter and not simply within the company's corporate governance policy.

Generally, we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections.Further,we will not support proposals that seek to adopt a majority of votes outstanding (i.e.,total votes eligible to be cast as opposed to actually cast) standard.

Adopt proxy access

Wegenerallysupport proposals that allow significantand long-termshareholders the right to nominate director candidates on management's proxy card. That being said, we may vote against a proxy access proposal if it is shareholder-sponsored ad it requests that the company adopt proxy access without reasonable constraints or in a way that markedly differs from prevailing market norms.

Contesteddirectorelection

Compensation

Adopt/amend stock option plans

While we believe equity compensation helps align plan participants'and shareholders' interests, we will vote against plans that we find excessively dilutive or costly.Additionally, we will generally vote against plans that al- low the company to reprice options without shareholder approval. We will also vote against plans that allow the company to add shares to the plan withoutshareholder approval,otherwise known as an"evergreen"provision.

Adopt/amend employee stock purchase plans

We generally support employee stock purchase plans, as they may align employees'interests with the interests of shareholders. That being said, we typically vote against plans that do not offer shares to a broad group of employees (i.e., only executives are allowed to participate) or plans that offer shares at a significant discount.

Approve/amend bonus plans

In the US, bonus plans are customarily presented for shareholder approval pursuant to section 162(m) of the omnibus budget reconciliation act of 1992 ("OBRA"). OBRA stipulates that certain forms of compensation are not tax deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote "for" these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162(m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

Approve remuneration policy

24

For

For

Case bycase

Case by case

Case by case

Case by case

Case bycase

Approve compensation packages for named executive officers

Determine whether the compensation vote will occur every one, two, or three years Exchange underwater options

We may support value-neutral exchanges in which senior management is ineligible to participate.

Eliminate or limit severance agreements (golden parachutes)

We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders' best economic interest.

Approve golden parachute arrangements in connection with certain corporate transactions

Shareholder approval of future severance agreements covering senior executives (SP)

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But we are also mindful of the board's need for flexibility in recruitment and retention and will therefore oppose placing additional limitations on compensation where we feel the board as already demonstrated reasonable respect for industry practice and overall levels of compensation have historically been sensible.

Adopt a clawback policy (SP)

We believe that companies should have the ability to recoup incentive compensation from members of manage- ment who received awards based on fraudulent activities or an accounting misstatement. Consequently, we may support shareholder proposals requesting that a company establish a clawback provision if the company's existing policies do not cover these circumstances.

Reporting of results

Approvefinancialstatements Set dividends and allocate profits

Limit non-audit services provided by auditors (SP)

Wefollow the guidelines established by the public company accounting oversight board regarding permissible levels of non-audit fees payable to auditors.

Ratify selection of auditors and approve their fees

We will generally support management's choice of auditors, unless the auditors have demonstrated failure to act in shareholders' best economic interest.

Shareholder approval of auditors (SP)

Shareholder voting rights

Adopt cumulative voting (SP)

As an exception, we may support cumulative voting proposals at "controlled" companies

(i.e., companies with a single majority shareholder) or at companies with two-tiered voting rights.

Shareholder rights plans

Also known as poison pills, we believe these plans do not encourage strong corporate governance, since they can entrench management and restrict opportunities for takeovers. That being said, we recognize that limited poison pills can enable boards of directors to negotiate higher takeover prices on behalf of shareholders.

25

Case bycase One year Case by case

Case by case

Case by case

Case by case

Case by case

For

For

Case by case

Case by case

For

Against

Case by case

Consequently, we may support plans that include:

•Shareholder approval requirement

•Sunset provision

•Permittedbidfeature(i.e.,bidsthataremadeforallsharesanddemonstrateevidenceoffinancing mustbe submitted to a shareholder vote)

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

Authorize blank check preferred stock

We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

Establish right to call a special meeting

A reasonably high ownership threshold should be required to convene special meetings in order to ensure that they address broadly-supported shareholder interests.

Establish the right to act by written consent (SP)

We will generally oppose written consent proposals when the company already offers the shareholders the right to call a special meeting.

Increase supermajority vote requirement

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

Adopt anti-greenmail provision Adopt confidential voting (SP)

As an exception, we require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

Increase authorized common stock

We generally support requests for increases up to 100% of the shares currently authorized, so long as the new authority respects preemption rights. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely,at companies trading in less liquid markets, we may impose a lowerthreshold.

Approvemergeroracquisition

Approvetechnical amendments to charter Opt out of state takeover statutes Eliminate multiclass voting structure (SP)

We believe that shareholders'voting power should be reflected by their economic stake in a company.

Capital structure

Authorizesharerepurchase

Approve stock splits

We approve stock splits and reverse stock splits that preserve the level of authorized but unissued shares.

Approve recapitalization/restructuring

Issuestockwithorwithoutpreemptiverights

26

Case by case

For

Case by case

Against

For

Case by case

Case by case

Case by case Case by case For

For

For

Case by case

Case by case Case by case

Issue debt instruments

Environmental and social issues

Environmental and social issues typically appear on ballots as shareholder-sponsored proposals.We support these proposals in situations where we believe that doing so will improve the prospects for long-term success of a company and investment returns. For example, we generally support proposals focused on improved assessment and disclosure of climate risks when we believe they may be material to a company's long-term performance and management has not sufficiently addressed them.At a minimum, we expect companies to comply with applicable laws and regulations with regards to environmental and social standards.

Miscellaneous

Approve other business

Approve re-incorporation

Approve third-party transactions

Under "Distribution Services" on page 66 the following paragraph is added at the end:

Case by case

Case by case

Against Case by case Case by case

USAA is a party to agreements with Victory Capital that provide compensation to USAA in connection with making referrals of USAA Members to the USAA Mutual Funds, the VictoryShares USAA ETF Funds, and the USAA 529 College Savings Plan managed by Victory Capital.

The Section titled "AMCO" under "Portfolio Manager Disclosure" on pages 71-74 hereby is removed and replaced with the following:

PORTFOLIO MANAGER DISCLOSURE

VICTORY CAPITAL

Conflicts of Interest: The Manager's portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues. The Manager has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Manager has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Manager's investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Manager's compliance program will achieve its intended result.

Compensation:

Portfolio Manager Compensation for Calendar Year 2019

For the year ending December 31, 2019, the following description will apply to the compensation of the portfolio managers who are part of the Victory Capital—USAA Investments franchise and Victory Solutions platform who were previously employees of AMCO. Members of Victory Capital's other investment franchises (Munder Capital

Management, NewBridge, RS Investments, Sophus Capital and Trivalent) and Mr. Dhillon, who was not previously employed by AMCO, will be compensated for 2019 as disclosed below under "Portfolio Manager Compensation after Calendar Year 2019."

The compensation structure for portfolio managers includes a base salary, a performance-based bonus, and an annual short- term corporate incentive and long-term incentive compensation. Base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation and interim evaluation, or if the portfolio manager is promoted.

Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Funds managed by the portfolio manager relative to predetermined benchmarks over one-, three-, and five-year periods. The benchmarks used include broad-based market indexes, a composite of broad-based market indexes or applicable Lipper or iMoneyNet, Inc. category. Greater weight generally is placed on the five-year performance of a USAA Fund relative to its benchmark.

As of May 31, 2019, the following benchmarks will be used to measure the portfolio managers' performance for the USAA Funds they manage:

Portfolio Managers	Fund	Benchmark(s)
Julianne Bass .........................................	Short-Term Bond Fund	Lipper Short Investment Grade Debt Funds
	Intermediate-Term Bond	Lipper Core Plus Bond Funds Index
	Income Fund	Lipper A Rated Bond Funds Index
	High Income Fund	Lipper High Yield Bond Funds Index
Brian W. Smith ......................................	Short-Term Bond Fund	Lipper Short Investment Grade Debt Funds
	Intermediate-Term Bond	Lipper Core Plus Bond Funds Index
	Income Fund	Lipper A Rated Bond Funds Index
John Spear ..............................................	Short-Term Bond Fund	Lipper Short Investment Grade Debt Funds
	Intermediate-Term Bond	Lipper Core Plus Bond Funds Index
	Income Fund	Lipper A Rated Bond Funds Index
	High Income Fund	Lipper High Yield Bond Funds Index
Kurt Daum ............................................	Short-Term Bond Fund	Lipper Short Investment Grade Debt Funds
Index

	Intermediate-Term Bond	Lipper Core Plus Bond Funds Index
	Income Fund	Lipper A Rated Bond Funds Index
	High Income Fund	Lipper High Yield Bond Funds Index
Cody Perkins .........................................	Money Market Fund	iMoneyNet 1st Tier

Portfolio Manager Compensation After Calendar Year 2019

The following description will apply to the compensation of the portfolio managers who are part of the USAA Investments franchise and Victory Solutions platform who were previously employees of AMCO for years beginning January 1, 2020 or later. The following description applies to the compensation of members of Victory Capital's other investment franchises (Munder Capital Management, NewBridge, RS Investments, Sophus Capital, and Trivalent) and Mr. Dhillon for the years beginning January 1, 2019, or later.

The Manager has designed the structure of its portfolio managers' compensation to (1) align portfolio managers' interests with those of the Manager's clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Manager attract and retain high-quality investment professionals, and (3) contribute to the Manager's overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Manager receives a performance fee) (together, "Accounts"). A portfolio manager's base salary is dependent on the portfolio manager's level of experience and expertise. The Manager monitors each portfolio manager's base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent, third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

Members of the Manager's Victory Solutions platform may earn incentive compensation based on the performance of the Victory Solutions platform. Members of the Manager's other investment franchises may earn incentive compensation based on a percentage of the Manager's revenue attributable to fees paid by Accounts managed by that team. The chief investment officer or a senior member of the team, in coordination with the Manager, determines the allocation of the incentive compensation earned by the team among the team's portfolio managers by establishing a "target" incentive for each portfolio manager based on the portfolio manager's level of experience and expertise in the portfolio manager's investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Manager's philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager's portfolio or Fund relative to a selected peer group(s). The overall performance results for a portfolio manager are based on the composite performance of all Accounts managed by that manager on a combination of one, three and five year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

The Manager's portfolio managers may participate in the equity ownership plan of the Manager's parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager's performance and seniority.

VICTORY CAPITAL—USAA INVESTMENTS, A Victory Capital Investment Franchise

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal period ended May 31, 2019.

	Number of Other Accounts Managed				Number of Accounts and Assets for Which
	and Assets by Account Type			Other	Advisory Fee is Performance-Based
	Registered		Other		Registered		Other	Other
	Investment		Pooled	Accounts	Investment		Pooled	Accounts
	Companies			# of Accts	Companies			# of Accts
Name of Portfolio	# of Accts		Investment	Total	# of Accts		Investment	Total
	Total Assets		Vehicles	Assets	Total Assets		Vehicles	Assets
Manager
	(millions)		# of Accts	(millions)	(millions)		# of Accts	(millions)
Income Fund
Kurt Daum	5 /	$9,366	-	-	3 /	$9,035	-	-
Julianne Bass	5 /	$9,366	-	-	3 /	$9,035	-	-
Brian Smith	5 /	$7 567	-	-	3 /	$7 237	-	-
John Spear	5 /	$9,366	-	-	3 /	$9,035	-	-
R Neal Graves*	9 /	$14,936	-	-	5 /	$10,418	-	-
James F Jackson Jr *	9 /	$14 936	-	-	5 /	$10 418	-	-
Short-Term Bond Fund
Kurt Daum	5 /	$14 521	-	-	3 /	$13 929	-	-
Julianne Bass	5 /	$14,136	-	-	3 /	$13,929	-	-
Brian Smith	7 /	$12,273	-	-	3 /	$12,039	-	-
John Spear	5 /	$14 136	-	-	3 /	$13 929	-	-
R Neal Graves*	0 /	$20,091	-	-	0 /	$15,573	-	-
James F Jackson Jr *	9 /	$20,091	-	-	5 /	$15,573	-	-
Taxable Money Market Fund
Cody Perkins	2 /	$6,398	-	-		0/-	-	-
Andrew Hattman*	9 / $17115 94		-	-	7 / $10718 06		-	-
				29

Intermediate-Term Bond Fund
Kurt Daum ..................	5 /	$13,447	-	-	3 /	$13,240	-	-
Julianne Bass ..............	5 /	$13,447	-	-	3 /	$13,240	-	-
Brian Smith	7 /	$11,584	-	-	3 /	$11 351	-	-
John Spear	5 /	$13 447	-	-	3 /	$13 240	-	-
R Neal Graves*	0 /	$19,335	-	-	0 /	$14,817	-	-
James F. Jackson Jr.* ..	9 /	$19,335	-	-	5 /	$14,817	-	-
High Income Fund
Kurt Daum ..................	5 /	$15,512	-	-	3 /	$14,982	-	-
Julianne Bass ..............	5 /	$15,512	-	-	3 /	$14,982	-	-
John Spear .................	5 /	$15,512	-	-	3 /	$14,982	-	-
R. Neal Graves* .........	9 /	$21,082	-	-	0 /	$16,564	-	-
James F. Jackson Jr.* ..	9 /	$21,082	-	-	5 /	$16,564	-	-

Portfolio Ownership: As of the fiscal period ended May 31, 2019, the portfolio managers beneficially owned shares of the Funds they managed as follows:

Portfolio Manager	Fund	Dollar Range
Julianne Bass .................................................................................	Short-Term Bond Fund	$0-$10,000
	High Income Fund	$10,001 - $50,000
	Intermediate-Term Bond	$0-$10,000
	Income Fund	$10,001 - $50,000
John Spear ......................................................................................	Short-Term Bond Fund	$50,001- $100,000
	Intermediate-Term Bond	$50,001- $100,000
	High Income Fund	$10,001- $50,000
	Income Fund	$50,001- $100,000
Kurt Daum......................................................................................	Short-Term Bond Fund	$0-$10,000
	Intermediate-Term Bond	$10,001- $50,000
	High Income Fund	$10,001- $50,000
	Income Fund	$10,001- $50,000
Brian W. Smith ..............................................................................	Short-Term Bond Fund	$0-$10,000
	Intermediate-Term Bond	$0-$10,000
	Income Fund	$0-$10,000
Cody Perkins .................................................................................	Money Market Fund	$0-$10,000

Munder Capital Management

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
		Other			Other
Pooled
				Registered	Pooled
Investmen
	Registered			Investment	Investment
t
	Investment		Other	Companies	Vehicles	Other
Vehicles
	Companies		Accounts	# of Accts	# of Accts	Accounts
# of Accts
	# of Accts		# of Accts	Total	Total	# of Accts
Total
Name of Portfolio	Total Assets		Total Assets	Assets	Assets	Total Assets
Assets
Manager	(millions)		(millions)	(millions)	(millions)	(millions)
(millions)
Small Cap Stock
Fund
Tony Y. Dong* .......	3/$1,803.29	-	42/$699.68	-	-	-
Robert E. Crosby* ...	2/$1,438.78	-	31/$645.05	-	-	-
Robert Glise* ..........	2/$1,438.78	-	31/$645.05	-	-	-
Gavin Hayman* .......	2/$1,438.78	-	31/$645.05	-	-	-
Brian S. Matuszak*..	2/$1,438.78	-	31/$645.05	-	-	-
Sean D. Wright*.......	2/$1,438.78	-	31/$645.05	-	-	-

* The portfolio manager began to co-manage the Capital Growth Fund on July 1, 2019.

Portfolio Ownership: As of May 31, 2019, no portfolio managers of Munder Capital Management beneficially owned any shares of the Funds they manage.

NewBridge Asset Management

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other			Other
	Investment	Pooled		Registered	Pooled
	Companie	Investment	Other	Investment	Investment	Other
	s	Vehicles	Accounts	Companies	Vehicles	Accounts
	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
Name of Portfolio	Total	Total	Total Assets	Total Assets	Total	Total Assets
Manager	Assets	Assets	(millions)	(millions)	Assets	(millions)
Aggressive Growth
Fund
Eric F. Maronak*......	2/$86.59	0/-	0/-	14/1,245.17	0/-	0/-
Jason E. Dahl* ..........	2/$86.59	0/-	0/-	14/1,245.17	0/-	0/-
Scott R. Kefer* ........	2/$86.59	0/-	0/-	14/1,245.17	0/-	0/-
Michael B.	2/$86.59	0/-	0/-	14/1,245.17	0/-	0/-
Koskuba* .................
Growth Fund
Eric F. Maronak*......	2/$86.59	0/-	0/-	14/1,245.17	0/-	0/-
Jason E. Dahl* ..........	2/$86.59	0/-	0/-	14/1,245.17	0/-	0/-
Scott R. Kefer* ........	2/$86.59	0/-	0/-	14/1,245.17	0/-	0/-
Michael B.	2/$86.59	0/-	0/-	14/1,245.17	0/-	0/-
Koskuba* .................

* The portfolio manager began to co-manage the indicated Fund on July 1, 2019.

Portfolio Ownership: As of May 31, 2019, no portfolio managers of NewBridge Asset Management beneficially owned any shares of the Funds they manage.

RS Investments

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

		Other			Other
		Pooled		Registered	Pooled
	Registered	Investment		Investment	Investment
	Investment	Vehicles	Other	Companies	Vehicles	Other
	Companies	# of Accts	Accounts	# of Accts	# of Accts	Accounts
	# of Accts	Total	# of Accts	Total	Total	# of Accts
Name of Portfolio	Total Assets	Assets	Total Assets	Assets	Assets	Total Assets
Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
Aggressive Growth
Fund
Scott Tracy* ..........	12/$7,753.23	7/$519.72	5/$229.33	1/$2,176.92	1/$24.39	2/$109.72

Stephen J. Bishop* ..	13/$8,013.66	7/$519.72	4/$226.81	1/$2,176.92	1/$24.39	1/$107.21

Melissa Chadwick-
Dunn* ....................	12/$7,753.23	7/$519.72	4/$226.81	1/$2,176.92	1/$24.39	1/$107.21
Christopher Clark* .	13/$8,013.66	8/$596.07	4/$226.81	1/$2,176.92	2/$100.73	1/$107.21

Paul Leung* ...........	13/$8,013.66	7/$519.72	4/$226.81	1/$2,176.92	1/$24.39	1/$107.21

Capital Growth
Fund
U-Wen Kok* ..........	3/$240.77	--	--	0/-	--	--
Adam Mezan* ........	3/$240.77	--	--	0/-	--	--
Growth Fund
Scott Tracy* ..........	12/$7,753.23	7/$519.72	5/$229.33	1/$2,176.92	1/$24.39	2/$109.72

Stephen J. Bishop* ..	13/$8,013.66	7/$519.72	4/$226.81	1/$2,176.92	1/$24.39	1/$107.21

Melissa Chadwick-		7/$519.72	4/$226.81	1/$2,176.92	1/$24.39	1/$107.21
Dunn* ....................	12/$7,753.23
Christopher Clark* .	13/$8,013.66	8/$596.07	4/$226.81	1/$2,176.92	2/$100.73	1/$107.21

Paul Leung* ...........	13/$8,013.66	7/$519.72	4/$226.81	1/$2,176.92	1/$24.39	1/$107.21

Growth & Income
Fund
Scott Tracy* ..........	12/$7,753.23	7/$519.72	5/$229.33	1/$2,176.92	1/$24.39	2/$109.72

Stephen J. Bishop* ..	13/$8,013.66	7/$519.72	4/$226.81	1/$2,176.92	1/$24.39	1/$107.21

33

Melissa Chadwick-		7/$519.72	4/$226.81	1/$2,176.92	1/$24.39	1/$107.21
Dunn* ....................	12/$7,753.23
Christopher Clark* .	13/$8,013.66	8/$596.07	4/$226.81	1/$2,176.92	2/$100.73	1/$107.21

Paul Leung* ...........
Science &
Technology Fund
Stephen J. Bishop* ..	13/$8,013.66	7/$519.72	4/$226.81	1/$2,176.92	1/$24.39	1/$107.21

Christopher Clark* .	13/$8,013.66	8/$596.07	4/$226.81	1/$2,176.92	2/$100.73	1/$107.21

Paul Leung* ...........	13/$8,013.66	7/$519.72	4/$226.81	1/$2,176.92	1/$24.39	1/$107.21

Value Fund
Daniel Lang*...........	5/$2,258.98	3/$154.29	13/$288.96	0/-	0/-	0/-
Tyler Dan II* ...........	2/$1,426.44	0/-	0/-	0/-	0/-	0/-
Robert Harris* ........	5/$2,258.98	3/$154.29	13/$288.96	0/-	0/-	0/-
Joseph Mainelli* ....	5/$2,258.98	3/$154.29	13/$288.96	0/-	0/-	0/-

* The portfolio manager began to co-manage the indicated Fund on July 1, 2019.

Portfolio Ownership: As of May 31, 2019, no portfolio managers of RS Investments beneficially owned any shares of the Funds that they manage.

Sophus Capital

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
		Other			Other
	Registered	Pooled		Registered	Pooled
	Investment	Investment		Investment	Investment
	Companies	Vehicles	Other	Companies	Vehicles	Other
	# of Accts	# of Accts	Accounts	# of Accts	# of Accts	Accounts
	Total	Total	# of Accts	Total	Total	# of Accts
Name of Portfolio	Assets	Assets	Total Assets	Assets	Assets	Total Assets
Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
Capital Growth
Fund
Michael Reynal* ......	3/$406.77	5/$555.52	1/$808.28	0/-	--	--
Michael Ade* ............	3/$406.77	5/$555.52	1/$808.28	0/-	--	--
Maria Freund* .........	3/$406.77	5/$555.52	1/$808.28	0/-	--	--
34

* The portfolio manager began to co-manage the Capital Growth Fund on July 1, 2019.

Portfolio Ownership: As of May 31, 2019, no portfolio managers of Sophus Capital beneficially owned any shares of the Funds they manage.

Trivalent Investments

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

	Registered	Other		Registered	Other

	Investment	Pooled	Other	Investment	Pooled	Other
		Investment	Accounts		Investment
Accounts
Name of Portfolio		Vehicles	# of Accts		Vehicles
	Companies			Companies		# of Accts
Manager		# of Accts	Total		# of Accts
	# of Accts			# of Accts		Total Assets
		Total	Assets		Total
	Total			Total		(millions)
		Assets	(millions)		Assets
	Assets			Assets
		(millions)			(millions)
	(millions)			(millions)

Capital Growth Fund
Peter S. Carpenter* .......	1/$21.35	1/$32.98	1/$139.61	0/-	--	--
Jeffrey R. Sullivan* ......	1/$21.35	1/$32.98	1/$139.61	0/-	--	--

* The portfolio manager began to co-manage the Capital Growth Fund on July 1, 2019.

Portfolio Ownership: As of May 31, 2019, no portfolio managers of Trivalent Investments beneficially owned any shares of the Funds they manage.

VictoryShares and Solutions

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

		Other		Registered	Other
	Registered	Pooled			Pooled
			Other	Investment		Other
	Investment	Investment			Investment
			Accounts	Companies		Accounts
Name of Portfolio	Companies	Vehicles			Vehicles
			# of Accts	# of Accts		# of Accts
Manager	# of Accts	# of Accts			# of Accts
			Total Assets	Total		Total Assets
	Total Assets	Total			Total
			(millions)	Assets		(millions)
	(millions)	Assets			Assets
(millions)
		(millions)			(millions)

Aggressive Growth
Fund
Mannik Dhillon* ......	20/$3,584.60	5/$226.62	1/$13.13	0/-	--	--

Wasif Latif* .............	23/$33,288	--	--	12/$10,697	--	--
Capital Growth
Fund

Mannik Dhillon* ......

Wasif Latif* .............

Growth Fund

Mannik Dhillon* ......

Wasif Latif*

Growth & Income

Fund

Mannik Dhillon* ......

Wasif Latif* .............

Income Stock Fund

Mannik Dhillon* ......

Wasif Latif* .............

Science &

Technology Fund

Mannik Dhillon* ......

Wasif Latif* .............

Small Cap Stock

Fund

Mannik Dhillon* ......

Wasif Latif* .............

Value Fund

Mannik Dhillon* ......

Wasif Latif* .............

20/$3,584.60 34/$34,256

20/$3,584.60 34/$32,959

20/$3,584.60 34/$33,953

20/$3,584.60 34/$32,093

20/$3,584.60 34/$33,799

20/$3,584.60 34/$34,230

20/$3,584.60 34/$34,225

5/$226.62	1/$13.13	0/-	--	--
--	--	12/$11,664	--	--
5/$226.62	1/$13.13	0/-	--	--
--	--	12/$10,368	--	--
5/$226.62	1/$13.13	0/-	--	--
--	--	12/$11,361	--	--
5/$226.62	1/$13.13	0/-	--	--
--	--	12/$9/501	--	--
5/$226.62	1/$13.13	0/-	--	--
--	--	11/$10,231	--	--
5/$226.62	1/$13.13	0/-	--	--
--	--	11/$10,657	--	--
5/$226.62	1/$13.13	0/-	--	--
--	--	12/$11,633	--	--
36

* The portfolio manager began to co-manage the indicated Fund on July 1, 2019.

Portfolio Ownership: As of the fiscal period ended May 31, 2019, the portfolio managers beneficially owned shares of the Funds they managed as follows:

Portfolio Manager	Fund	Dollar
Mannik Dhillon* .........................................................................................	Aggressive Growth Fund	None
	Capital Growth Fund	None
	Growth Fund	None
	Growth & Income Fund	None
	Income Stock Fund	None
	Science & Technology	None
	Small Cap Stock Fund	None
	Value Fund	None
Wasif Latif* .................................................................................................	Aggressive Growth Fund
Capital Growth Fund
Growth Fund
Growth & Income Fund
Income Stock Fund
Science & Technology
Small Cap Stock Fund
Value Fund

The section titled "Custodian and Accounting Agent," under "General Information," on page 86, hereby is removed and replaced with the following:

Custodian

Effective August 5, 2019, Citibank, N.A., 388 Greenwich St., New York, New York 10013, will be the custodian for the Funds. The custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund's securities, and collecting interest on the Funds' investments. In addition, assets of the Funds may be held by certain foreign subcustodians and foreign securities depositories as agents of the custodian in accordance with the rules and regulations established by the SEC.

The following section is added under "General Information" on page 86:

Sub-Administrator and Sub-Fund Accountant

Effective August 5, 2019, Citi Fund Services Ohio, Inc. (Citi) will serve as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Agreement dated October 1, 2015, as amended, by and between Victory Capital and Citi. Citi assists in supervising all operations of the Funds (other than those performed by Victory Capital either as investment adviser or administrator), subject to the supervision of the Board.

Under the Sub-Administration and Sub-Fund Accounting Agreement, for the sub-administration services that Citi renders to the Funds, other series of the Trust, and the series of Victory Portfolios (VP), Victory Portfolios II (VPII) and Victory Variable Insurance Funds (VVIF), Victory Capital pays Citi a fee, computed daily and paid monthly, at the following annual rates: 0.011% of the first $50 billion of aggregate net assets of the Trust, VP, VPII and VVIF net assets; plus 0.01% of aggregate net assets of Trust, VP, VPII and VVIF net assets from $50 billion to $100 billion; plus 0.0085% of aggregate net assets of the Trust, VP, VPII and VVIF net assets from $100 billion to $125 billion; plus 0.0065% of aggregate Trust, VP, VPII and VVIF net assets in excess of $125 billion. Citi may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the net income of the Funds available for distribution to shareholders. Additional fees apply for providing certain services relating to implementing the new reports required by the new RIC Modernization rules adopted by the SEC under the 1940 Act. In addition, the Trust, VP, VPII and VVIF reimburse Citi for all of its reasonable out-of-pocket expenses incurred as a result of providing the services under the Sub-Administration and Sub-Fund Accounting Agreement.

The Sub-Administration and Sub-Fund Accounting Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Agreement.

Under the Sub-Administration and Sub-Fund Accounting Agreement, Citi calculates Trust expenses and make disbursements; calculates capital gain and distribution information; registers the Funds' shares with the states; prepares shareholder reports and reports to the SEC on Forms N-CEN, N-PORT, and N-CSR; coordinates dividend payments; calculates the Funds' performance information; files the Trust's tax returns; supplies individuals to serve as Trust officers; monitors the Funds' status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and Trustees' and officers'/errors and omissions insurance policies for the Trust; and assists in the annual audit of the Funds.

The section titled "Underwriter" under "General Information," on page 86, hereby is removed and replaced with the following:

Underwriter and Distributor

The Trust has an agreement with Victory Capital Advisers, Inc. (VCA), 4900 Tiedeman Road, Brooklyn, Ohio 44144, an affiliate of the Manager, for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that VCA will receive no fee or other compensation for such distribution services, but may receive 12b-1 fees with respect to Adviser Shares.

The following section is added under "General Information," on page 86:

Sub-Transfer Agent

Under its agreement with the Trust, the Transfer Agent may delegate one or more of its responsibilities to others at its expense. Effective July 1, 2019, the Transfer Agent has engaged FIS Investor Services LLC (FIS), 4249 Easton Way, Suite 400, Columbus, Ohio 43219, to serve as sub-transfer agent and dividend disbursing agent for the Funds. Under its agreement with the Transfer Agent, FIS has agreed to (1) issue and redeem shares of the Funds; (2) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (3) respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Board concerning the Funds' operations.

* * * * *

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99511-0719

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED JULY 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2019

USAA TARGET RETIREMENT INCOME FUND (URINX) USAA TARGET RETIREMENT 2020 FUND (URTNX) USAA TARGET RETIREMENT 2030 FUND (URTRX)

USAA TARGET RETIREMENT 2040 FUND (URFRX) USAA TARGET RETIREMENT 2050 FUND (URFFX) USAA TARGET RETIREMENT 2060 FUND (URSIX)

This Supplement updates certain information contained in the above-referenced Statement of Information (SAI) for the USAA mutual funds ("Funds").

On July 1, 2019, Victory Capital Holdings, Inc. (VCH), a global investment management firm, acquired all of the interests of

(1)USAA Asset Management Company (AMCO or Predecessor Manager), the investment adviser to the Funds, and (2) USAA Shareholder Account Services (Transfer Agent), the transfer agent to the Funds, from United Services Automobile Association, AMCO's parent company (the Transaction). As a result of the Transaction, Victory Capital Management Inc. (Victory Capital or Manager), an indirect, wholly-owned subsidiary of VCH, became the investment adviser to the Funds. Victory Capital Advisers, Inc. (VCA or Distributor), another indirect, wholly-owned subsidiary of VCH, serves as the distributor of each Fund's shares on a continuing, best-efforts basis in replacement of USAA Investment Management Company.

References to AMCO and the Manager throughout the SAI hereby are updated to refer to Victory Capital as the context requires. References to IMCO and the Distributor throughout the SAI hereby are updated to refer to VCA as the context requires. In addition, the Transfer Agent has changed its name to Victory Capital Transfer Agency, Inc. (VCTA).

On the cover page, the first sentence of the second paragraph hereby is removed and replaced with the following:

You may obtain a free copy of the prospectus dated May 1, 2019, for each Fund by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 235-8396.

Under "Valuation of Securities" on page 2, the fifth, seventh, ninth, and eleventh paragraphs hereby are removed and replaced with the following:

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and stale price monitoring.

Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time a Fund is valued. If no last sale or official closing price is reported or available, the average of the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the Service) approved by the Board. The Service uses evaluated bid or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon maturity, and type; indications as to values from dealers in securities; and general market conditions.

Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day. Futures contracts are valued at the settlement price on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date. Options contracts are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

Under "Conditions of Purchase and Redemption" on page 3, the paragraph under "Nonpayment" hereby is removed and replaced with the following:

If any order to purchase shares directly from the Trust is canceled due to nonpayment or if the Trust does not receive good funds by check or electronic funds transfer, Victory Capital Transfer Agency, Inc. (Transfer Agent), formerly known as USAA Shareholder Account Services, will treat the cancellation as a redemption of shares purchased, and you may be responsible for any resulting loss incurred by the Fund or the Manager. If you hold shares in an account with the Transfer Agent, the Transfer Agent can redeem shares from any of your account(s) with the Transfer Agent as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in other funds sponsored or managed by Victory Capital. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Under "Additional Information Regarding Redemption of Shares" on page 3, the first sentence of the second paragraph hereby is removed and replaced with the following:

Shares of a Fund may be offered to other investment companies that are structured as funds-of-funds, to institutional investors, to financial intermediaries, and to other large investors (e.g., managed account programs offered by affiliated and unaffiliated investment advisers).

Under "Additional Information Regarding Redemption of Shares" on pages 3-4, the first sentence of the fourth paragraph hereby is removed and replaced with the following:

Accounts held with the Transfer Agent with a balance of less than $500 may be subject to automatic redemption, provided that (1) the value of the account has been reduced, below the minimum initial investment in such Fund at the time the account was established, for reasons other than market action, (2) the account has remained below the minimum level for six months, and (3) 30 days' prior written notice of the proposed redemption has been sent to you.

Under "Fund's Right to Reject Purchases and Exchange Orders and Limit Trading in Accounts" on page 5, the first sentence of the first paragraph and the third bullet under the second paragraph hereby are removed and replaced with the following:

The main safeguard of the Funds and each series of the Trust (together, the USAA Funds) against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

•Purchases and sales made through USAA Managed Portfolios-UMP®, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated managed investment accounts;

Under "Investment Plans" and "Automatic Purchase of Shares" on page 6, the paragraphs on Direct Purchase Service, Direct Deposit Program, and Government Allotment hereby are removed.

Under "Systematic Withdrawal Plan" on page 6, the first paragraph hereby is removed and replaced with the following:

If you own shares in a single investment account (accounts in different USAA Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You also may elect to have such withdrawals invested in another USAA Fund.

2

Under "Tax-Deferred Retirement Plans" on pages 6-7, the first sentence of the second paragraph and the second sentence of the third paragraph hereby are removed and replaced with the following:

Applications for the IRA and 403(b)(7) programs should be sent directly to Victory Capital Transfer Agency, Inc., P.O. Box 659453, San Antonio, TX 78265-9825.

Exceptions to the fee are: partial distributions and distributions due to disability or death.

Under the section entitled "Borrowing Money and Issuing Senior Securities" under "Investment Policies" on page 8, the second paragraph hereby is removed and replaced with the following:

Effective July 1, 2019, each Underlying Fund participates, along with other USAA Funds and series of Victory Portfolios, Victory Portfolios II, and Victory Variable Insurance Funds, in a short-term, demand note line of credit agreement with Citibank, N.A. (Citibank). Under the agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Under the section entitled "Investment Policies" on page 5, the following paragraph is inserted:

Interfund Borrowing and Lending. The Funds are entitled to rely on an exemptive order from the SEC allowing them to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (the "Interfund Lending Program"). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an "Interfund Loan"), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans will consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank borrowing, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default by the Fund will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the master interfund lending agreement, entitling the lending Fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets, provided that if the borrowing Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the lending Fund's Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing Fund's total outstanding borrowings immediately after an Interfund Loan would be greater than 10% of its total assets, the Fund may borrow through the Interfund Lending Program only on a secured basis. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund's fundamental restrictions or non-fundamental policies.

No Fund may lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund's aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund's Interfund Loans to any one Fund shall not exceed 5% of the lending Fund's net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund. The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund borrowing and lending are designed to minimize the risks associated with interfund borrowing and lending for both a lending Fund and a borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one business day's notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that a borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund or from a borrowing Fund could result in a lost investment opportunity or additional costs. No

3

Fund may borrow more than the amount permitted by its investment limitations. The Interfund Lending Program is subject to the oversight and periodic review of the Board.

Under "Trustees and Officers of the Trust" on pages 35 and following, the following changes are made:

•The first paragraph and the first paragraph under "Board Leadership Structure" hereby are removed and replaced with the following:

The Board consists of 10 Trustees who supervise the business affairs of the Trust. The Board is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of the Funds' shareholders. The Board periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including Victory Capital and its affiliates.

Board Leadership Structure

The Board is comprised of a super-majority (80% or more) of Trustees who are not "interested persons" (as defined under the 1940 Act) of the Funds (the Independent Trustees) and two Trustees who are "interested persons" of the Funds (Interested Trustees). Mr. Dan McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds In addition, the Vice Chairman of the Board also has been designated a Lead Independent Trustee. The Chairman presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Funds' management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust's Master Trust Agreement or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Vice Chair and Lead Independent Trustee may call meetings of the Board and any Board committee whenever he deems it necessary, and presides at meetings of the Trustees in the absence of the Chair. The Vice Chair and Lead Independent Trustee participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. In addition, the Vice Chair and Lead Independent Trustee will coordinate activities performed by the Independent Trustees as a group and will serve as the main liaison between the Independent Trustees and the Funds' management and officers between meetings. The Vice Chair and Lead Independent Trustee may perform such other functions as may be requested by the Board from time to time. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.

•The tables of Independent Trustees, Interested Trustees, and Interested Officers on pages 37-41 hereby are removed and replaced with the following:

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
Independent Trustees
Robert L.	Trustee	Trustee since	Adjunct Professor in the Department of	One	None

Mason,		January 1997	Management Science and Statistics in the	registered
Ph.D.		and Chairman	College of Business at the University of Texas	investment
(July 1946)		from January	at San Antonio (2001-present); Institute	company
		2012 to	Analyst, Southwest Research Institute (03/02-	offering 47
		July 2019	01/16), which focuses on providing innovative	individual
			technology, science, and engineering services to	funds
clients around the world and is one of the oldest
independent, nonprofit, applied research and
development organizations in the United States.
He was employed at Southwest Research
4

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
Institute for 40 years. Dr. Mason brings to the

Board particular experience with information
technology matters, statistical analysis, and
human resources as well as over 22 years'
experience as a Board member of the USAA
family of funds.

Jefferson C.	Lead	Trustee since	Senior Managing Director, New York Life	One	Westhab, Inc.
Boyce	Independent	September	Investments, LLC (1992-2012), an investment	registered
(September	Trustee and	2013, Lead	manager. Mr. Boyce brings to the Board	investment
1957)	Vice Chairman	Independent	experience in financial investment management,	company
		Trustee and	and, in particular, institutional and retail mutual	offering 47
		Vice Chairman	funds, variable annuity products, broker dealers,	individual
		since July	and retirement programs, including experience	funds
		2019	in organizational development, marketing,
product development, and money management
as well as five years' experience as a Board
member of the USAA family of funds.

Dawn M.	Trustee	Trustee since	Manager of Finance, Menil Foundation, Inc.	One	None

Hawley		April 2014	(05/07-06/11), which is a private foundation	registered
(February			that oversees the assemblage of sculptures,	investment
1954)			prints, drawings, photographs, and rare books.	company
			Director of Financial Planning and Analysis and	offering 47
			Chief Financial Officer, AIM Management	individual
			Group, Inc. (10/87-01/06). Ms. Hawley brings	funds
to the Board experience in financial investment
management and, in particular, institutional and
retail mutual funds, variable annuity products,
broker dealers, and retirement programs,
including experience in financial planning,
budgeting, accounting practices, and
asset/liability management functions including
major acquisitions and mergers, as well as over
five years' experience as a Board member of
the USAA family of funds.

Paul L.	Trustee	Trustee since	Director, Cantor Opportunistic Alternatives	One	None
McNamara		January 2012	Fund, LLC (03/10-02/14), which is a closed-	registered
(July 1948)			end fund of funds by Cantor Fitzgerald	investment
			Investment Advisors, LLC. Mr. McNamara	company
			retired from Lord Abbett & Co. LLC, an	offering 47
			independent U.S. investment management firm,	individual
			as an Executive Member on 09/30/09, a	funds
position he held since 10/02. He had been
employed at Lord Abbett since 1996. Mr.
McNamara brings to the Board extensive
experience with the financial services industry
and, in particular, institutional and retail mutual
fund markets, including experience with mutual
5

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
fund marketing, distribution, and risk
management, as well as overall experience with
compliance and corporate governance issues.
Mr. McNamara also has experience serving as a
fund director as well as seven years' experience
as a Board member of the USAA family of
funds. Paul L. McNamara is of no relation to
Daniel S. McNamara.

Richard Y.	Trustee	Trustee since	Director, Elta North America (01/18-present),	One	None

Newton III		March 2017	which is a global leader in the design,	registered
(January			manufacture and support of innovative	investment
1956)			electronic systems in the ground, maritime,	company
			airborne and security domains for the nation's	offering 47
			warfighters, security personnel, and first	individual
			responders; Managing Partner, Pioneer	funds
Partnership Development Group (12/15-
present); Executive Director, The Union League
Club of New York (06/14-11/15); Executive
Vice President, Air Force Association (08/12-
05/14); Lieutenant General, United States Air
Force (01/08-06/12). Lieutenant General
Newton (Ret.) served 34 years of active duty in
the United States Air Force. Lt. Gen. Newton
retired as the Assistant Vice Chief of Staff and
Director of Air Staff at the Headquarters of the
U.S. Air Force where he was responsible for
overseeing the administration and organization
of the Air Staff, which develops policies, plans
and programs, establishes requirements, and
provides resources to support the Air Force's
mission. Lt. Gen. Newton is a graduate of the
United States Air Force Academy, Webster
University, and The National War College. Lt.
Gen. Newton brings to the Board extensive
management and military experience, as well as
over two years' experience as a Board member
of the USAA family of funds.

Barbara B.	Trustee	Trustee since	Senior Associate Dean of Degree programs at	One	None
Ostdiek,		January 2008	Jesse H. Jones Graduate School of Business at	registered
Ph.D.			Rice University (07/13-present); Associate	investment
(March			Professor of Finance at Jesse H. Jones Graduate	company
1964)			School of Business at Rice University (07/01-	offering 47
			present); Academic Director, El Paso	individual
			Corporation Finance Center at Jesse H. Jones	funds
Graduate School of Business at Rice University
(07/02-06/12). Dr. Ostdiek brings to the Board
particular experience with financial investment
management, education, and research as well as
6

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
over eleven years' experience as a Board
member of the USAA family of funds.

Michael F.	Trustee	Trustee since	President of Reimherr Business Consulting	One	None

Reimherr		January 2000	performing business valuations of medium to	registered
(August			large companies, developing business plans,	investment
1945)			budgets, internal financial reporting, and	company
			mergers and acquisitions (05/95-12/17); St.	offering 47
			Mary's University Investment Committee	individual
			overseeing University Endowment (06/14-	funds
present). Mr. Reimherr brings to the Board
particular experience with organizational
development, budgeting, finance, and capital
markets as well as over 19 years' experience as
a Board member of the USAA family of funds.

John C.	Trustee	Trustee since	Retired. Mr. Walters brings significant Board	One	Guardian
Walters		July 2019	experience including active involvement with	registered	Variable
(February			the board of a Fortune 500 company, and a	investment	Products Trust (16
1962)			proven record of leading large, complex	company	series), Lead
			financial organizations. He has a demonstrated	offering 47	Independent
			record of success in distribution, manufacturing,	individual	Director;
			investment brokerage, and investment	funds	Amerilife
			management in both the retail and institutional		Holdings LLC,
			investment businesses. He has substantial		Director;
			experience in the investment management		Stadion Money
			business with a demonstrated ability to develop		Management;
			and drive strategy while managing operational,		Director;
			financial, and investment risk.		University of
North Carolina
(Chapel Hill),
Member Board of
Governors.

*The address for each Independent Trustee is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

**Under the Trust's organizational documents, each Trustee serves as a Trustee of the Trust during the lifetime of the Trust and until its termination except as such Trustee sooner dies, resigns, retires, or is removed. However, pursuant to a policy adopted by the Board, each elected or appointed Independent Trustee may serve as a Trustee until the Trustee reaches age 75, and the Interested Trustees may serve as a Trustee until the Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign, or may be removed by a written instrument signed by two-thirds of the number of Trustees before the removal, or may be removed by a vote of two-thirds of the outstanding shares of the Trust, at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

7

Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered "interested persons" under the 1940 Act.

Name,	Position(s)	Term of Office		Total Number	Other
of USAA Funds
Address* and	Held with	and Length of	Principal Occupation(s) Held
				Overseen by	Directorships
Date of Birth	Fund	Time Served	During the Past Five Years		Held
Trustee
Interested Trustees
Daniel S.	Trustee and	Trustee since	President of Financial Advice & Solutions	One registered	None

McNamara	Chairman	January 2012	Group (FASG), USAA (02/13-present);	investment
(June 1966)		and Chairman	Director of USAA Asset Management	company
		since July	Company (AMCO), (08/11-present); Director	offering 47
		2019	of USAA Investment Management Company	individual
			(IMCO) (09/09-present); President, IMCO	funds
(09/09-04/14); President and Director of
USAA Shareholder Account Services (SAS)
(10/09-present); Senior Vice President of
USAA Financial Planning Services Insurance
Agency, Inc. (FPS) (04/11-present); Director
of FPS (12/13-present); President and Director
of USAA Investment Corporation (ICORP)
(03/10-present); Director of USAA Financial
Advisors, Inc. (FAI) (12/13-present). Mr.
McNamara brings to the Board extensive
experience in the financial services industry,
David C.	Trustee	Trustee since	Chairman and Chief Executive Officer (2013-	One registered	Trustee, Victory
Brown		July 2019	present), Co-Chief Executive Officer, (2011-	investment	Portfolios (42
(May 1972)			2013), Victory Capital Management Inc.;	company	series), Victory
			Chairman and Chief Executive Officer (2013-	offering 47	Portfolios II (26
			present), Victory Capital Holdings, Inc. Mr.	individual	series), Victory
			Brown brings to the Board extensive business,	funds	Variable
			finance and leadership skills gained and		Insurance Funds
			developed through years of experience in the		(9 series)
financial services industry, including his
tenure overseeing the strategic direction as
CEO of Victory Capital. These skills,
combined with Mr. Brown's extensive
knowledge of the financial services industry
and demonstrated success in the development
and distribution of investment strategies and
products, enable him to provide valuable
i i ht t th B d d t t i di ti f

*The address of the Interested Trustees is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

8

Name,	Position(s)	Term of Office
Address* and	Held with	and Length of	Principal Occupation(s) Held
Date of Birth	Fund	Time Served	During the Past Five Years
Officers
Chris Dyer	President	July 2019	Director of Mutual Fund Administration, Victory

(February 1962)			Capital Management Inc. (2004 - present).

Scott Stahorsky	Vice President	July 2019	Manager, Fund Administration, Victory Capital
(July 1969)			Management Inc. (2015-present); Senior Analyst,
Fund Administration, Victory Capital Management
Inc. (2005-2015).

James K. De Vries	Treasurer	March 2018	Director, Victory Capital Management Inc. (7/1/19-

(April 1969)			present); Executive Director, Investment and
Financial Administration, USAA (2012-6/30/19);
Assistant Treasurer, USAA Mutual Funds Trust
(2013-2018). Mr. De Vries also serves as the Funds'
Erin Wagner	Secretary	July 2019	Deputy General Counsel, Victory Capital
(February 1974)			Management Inc. (2013-present).

Allan Shaer	Assistant	July 2019	Senior Vice President, Financial

(March 1965)	Treasurer		Administration, Citi Fund Services Ohio, Inc.
(2016-present); Vice President, Mutual Fund
Administration, JP Morgan Chase Bank (2011-
2016).

Carol D. Trevino	Assistant	September	Manager, Victory Capital Management Inc.
(October 1965)	Treasurer	2018	(7/1/19-present); Accounting/ Financial Director,
USAA (12/13-6/30/19); Senior Accounting Analyst,
USAA (03/11-12/13).

*The address of each officer is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

•Under "Committees of the Board" on pages 41-42, the first seven paragraphs hereby are removed and replaced with the following:

The Board typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds' most recent fiscal year ended December 31, 2018, the Board held meetings seven times. A portion of these meetings is devoted to various committee meetings of the Board, which focus on particular matters. In addition, the Board may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board has five committees: an Executive Committee, an Audit and Compliance Committee, a Product Management and Distribution Committee, a Corporate Governance Committee, and an Investments Committee. The duties of these five Committees and their membership are as follows:

Executive Committee: Between the meetings of the Board and while the Board is not in session, the Executive Committee of the Board has all the powers and may exercise all the duties of the Board in the management of the business of the Trust which may be delegated to it by the Board. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, and Lead Independent Trustee Boyce are members of the Executive Committee. During the Funds' most recent fiscal year ended December 31, 2018, the Executive Committee held no meetings.

Audit and Compliance Committee: The Audit and Compliance Committee of the Board of Trustees reviews the financial information and the independent auditor's reports and undertakes certain studies and analyses as directed by the Board. The Audit and Compliance

9

Committee has responsibility for the review of the Trust's compliance program and the performance of the Trust's chief compliance officer, as well as responsibility for certain additional compliance matters. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Audit and Compliance Committee. During the Funds' most recent fiscal year ended December 31, 2018, the Audit and Compliance Committee held four meetings.

Product Management and Distribution Committee: The Product Management and Distribution Committee of the Board reviews the Funds offered by the Trust and the respective investment objectives and policies, as well as the Manager's selection of subadvisers; oversees the distribution and marketing of the Funds; and assists the Board in overseeing certain third-party service providers and related matters. The Product Management and Distribution Committee provides oversight with respect to the sale and distribution of shares of the Funds, including payments made by the Funds pursuant to the Trust's 12b-1 Plan. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Product Management and Distribution Committee. During the Funds' most recent fiscal year ended December 31, 2018, the Product Management and Distribution Committee held five meetings.

Corporate Governance Committee: The Corporate Governance Committee of the Board maintains oversight of the organization, performance, and effectiveness of the Board and the Independent Trustees. The Corporate Governance Committee is responsible for maintaining a policy on Board tenure and term limitations for the Independent Trustees, establishing procedures to identify and recruit potential candidates for Board membership, and recommending candidates to fill any vacancy for Independent Trustees on the Board. The Corporate Governance Committee has adopted procedures to consider nominees recommended by shareholders. Shareholders may send recommendations to Mr. Paul McNamara, chairman of the Corporate Governance Committee. To be considered by the Board, any recommendations for a nomination submitted by a shareholder must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Corporate Governance Committee. During the Funds' most recent fiscal year ended December 31, 2018, the Corporate Governance Committee held six meetings.

Investments Committee: The Investments Committee assists the Board in fulfilling its responsibilities overseeing, among other things: the investment programs implemented by Victory Capital and/or, if applicable, the investment subadviser(s) for the Funds; the performance and portfolio composition of the Funds; and the valuation and liquidity of the Funds' assets. In addition, the Investments Committee coordinates the Board's consideration of investment advisory and underwriting agreements pursuant to Section 15(c) of the 1940 Act. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Investments Committee. During the Funds' most recent fiscal year ended December 31, 2018, the Investments Committee held four meetings.

There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

Under the section titled "Advisory Agreement" under "The Trust's Manager" on page 44, the first six paragraphs hereby are removed and replaced with the following:

Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds effective July 1, 2019. Victory Capital's principal business address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Victory Capital is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. ("VCH") a publicly traded Delaware corporation. As of March 31, 2019, Victory Capital managed assets totaling in excess of $58.1 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds. Effective July 1, 2019, VCH acquired AMCO from its parent company and Victory Capital became the adviser to the Funds.

Subject to the authority of the Board, the Manager is responsible for the overall management and administration of the Funds' business affairs. Victory Capital is responsible for selecting each Fund's investments according to the Fund's investment objective, policies, and restrictions. Victory Capital is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Advisory Agreement also authorizes Victory Capital to retain one or more Subadvisers for the management of all or a portion of a Fund's investment. Under the Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of Subadvisory Agreements.

Advisory Agreement

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for the Fund. The Manager is authorized, subject to the control of the Board of the Trust, to determine the selection, amount, and time to buy or sell securities for the Fund.

10

For these services under this agreement, the Fund has agreed to pay the Manager a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in its operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material and all other expenses incidental to holding meetings of shareholders, including proxy solicitations therefor, unless otherwise required; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of the Manager; administrator, custodian, pricing and bookkeeping, registrar and transfer agent fees and expenses; fees and expenses related to the registration and qualification of the Funds' shares for distribution under state and federal securities laws; expenses of typesetting for printing prospectuses and SAIs and supplements thereto expenses of printing and mailing these sent to existing shareholders; (xi) insurance premiums for fidelity bonds and other coverage to the extent approved by the Trust's Board of Trustees; (xii) association membership dues authorized by the Trust's Board of Trustees; and (xiii) such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Trust is a party (or to which the Funds' assets are subject) and any legal obligation for which the Trust may have to provide indemnification to the Trust's Trustees and officers..

The Advisory Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

The Advisory Agreement will remain in effect until June 30, 2021, for each such Fund and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually (i) by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board (on behalf of such Fund), and (ii) by vote of a majority of the Trustees who are not interested persons of the Manager or (otherwise than as Trustees) of the Trust cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without payment of any penalty, by either the Trust or Victory Capital on 60 days' written notice and will automatically terminate in the event of its assignment (as defined by the 1940 Act).

Under the section titled "Administration and Servicing Agreement" under "The Trust's Manager" on page 45, the first paragraph hereby is removed and replaced with the following:

Under a Fund Administration, Servicing and Accounting Agreement effective July 1, 2019 (Administration Agreement), Victory Capital is obligated on a continuous basis to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Funds. Victory Capital may delegate one or more of its responsibilities to others at its expense. Citi Fund Services of Ohio, Inc. ("Citi") serves as sub-administrator and sub-fund accountant to the Trust pursuant to an agreement with Victory Capital, as disclosed in greater detail under "Sub-Administrator and Sub-Fund Accountant." As administrator, Victory Capital supervises the Trust's operations, including the services that Citi provides to the Funds as sub-administrator, but excluding those that Victory Capital provides as investment adviser, all subject to the supervision of the Board. Prior to July 1, 2019, AMCO served as the Funds' administrator under a separate agreement.

Victory Capital coordinates the preparation, filing and distribution of amendments to the Trust's registration statement on Form N-1A, supplements to prospectuses and SAIs, and proxy materials in connection with shareholder meetings; drafts shareholder communications, including annual and semi-annual reports; administers the Trust's other service provider contracts; monitors compliance with investment restrictions imposed by the 1940 Act, each Fund's investment objective, defined investment policies, and restrictions, tax diversification, and distribution and income requirements; coordinates the Funds' service arrangements with financial institutions that make the Funds' shares available to their customers; assists with regulatory compliance; supplies individuals to serve as Trust officers; prepares Board meeting materials; and annually determines whether the services that it provides (or the services that Citi provides as sub-administrator) are adequate and complete.

Victory Capital also performs fund accounting services for each Fund. The fund accountant calculates each Fund's NAV, the dividend and capital gain distribution, if any, and the yield. The fund accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. In addition, the Funds may reimburse Victory Capital for its reasonable out-of-pocket expenses incurred as a result of providing the services under the Administration Agreement.

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The Administration Agreement provides that the Manager shall not be liable for any action or inaction, except for any action or inaction constituting willful misfeasance, bad faith or negligence in the performance of its duties hereunder or the reckless disregard of such duties.

For these services under the Administration Agreement, the Trust currently pays no fees to Victory Capital with respect to the Retirement Funds. The Manager also may delegate one or more of its responsibilities to service providers at its own expense.

Under "The Trust's Manager" on page 45, the section titled "Code of Ethics" is removed and replaced with the following:

Codes of Ethics

Each of the Trust, the Manager and the Distributor has adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Manger Code of Ethics applies to all Access Personnel (the Manager's directors and officers and employees with investment advisory duties) and all Supervised Personnel (all of the Manager's directors, officers and employees). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Manager Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Funds. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

The Section titled, "Proxy Voting Policies and Procedures," on pages 45-46, hereby is removed and replaced with the following:

PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated to the Manager authority to vote on proposals presented to shareholders of portfolio securities held by the USAA Funds. To assist the Manager in making proxy-voting decisions, the Manager has adopted a Proxy Voting Policy ("Policy") that establishes voting guidelines (Proxy Voting Guidelines) with respect to certain recurring issues. The Policy is reviewed on an annual basis by the Manager's Proxy Committee (Proxy Committee) and revised when the Proxy Committee determines that a change is appropriate. The Board annually reviews the Trust's Proxy Voting Policy and the Manager's Policy and determines whether amendments are necessary or advisable.

Voting under the Manager's Policy may be executed through administrative screening per established guidelines with oversight by the Proxy Committee or upon vote by a quorum of the Proxy Committee. The Manager delegates to Institutional Shareholder Services ("ISS"), an independent service provider, the non-discretionary administration of proxy voting for the Trust, subject to oversight by the Manager's Proxy Committee. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by the Manager.

The Manager votes proxies in the best interests of the Funds and their shareholders. This entails voting client proxies with the objective of increasing the long-term economic value of Fund assets. The Manager's Proxy Committee determines how to vote proxies by following established guidelines, which are not intended to be rigid rules. The Proxy Committee is directed to apply the guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the Funds or if required by the Board or the Funds' Proxy Voting Policy. In such cases, the Manager may consider, among other things:

•the effect of the proposal on the underlying value of the securities

•the effect on marketability of the securities

•the effect of the proposal on future prospects of the issuer

•the composition and effectiveness of the issuer's board of directors

•the issuer's corporate governance practices

•the quality of communications from the issuer to its shareholders

The Manager may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team's opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund's best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

The following examples illustrate the Manager's policy with respect to some common proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all matters addressed in the Guidelines, and whether the Manager supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information.

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Directors

•The Manager generally supports the election of directors in uncontested elections, except when there are issues of accountability, responsiveness, composition, and/or independence.

•The Manager generally supports proposals for an independent chair taking into account factors such as the current board leadership structure, the company's governance practices, and company performance.

•The Manager generally supports proxy access proposals that are in line with the market standards regarding the ownership threshold, ownership duration, aggregation provisions, cap on nominees, and do not contain any other unreasonably restrictive guidelines.

•The Manager reviews contested elections on a case-by-case basis taking into account such factors as the company performance, particularly the long-term performance relative to the industry; the management track record; the nominee qualifications and compensatory arrangements; the strategic plan of the dissident and its critique of the current management; the likelihood that the proposed goals and objectives can be achieved; the ownership stakes of the relevant parties; and any other context that is particular to the company and the nature of the election.

Capitalization & Restructuring

•The Manager generally supports capitalization proposals that facilitate a corporate transaction that is also being supported and for general corporate purposes so long as the increase is not excessive and there are no issues of superior voting rights, company performance, previous abuses of capital, or insufficient justification for the need for additional capital.

Mergers and Acquisitions

The Manager reviews mergers and acquisitions on a case-by-case basis to balance the merits and drawbacks of the transaction and factors such as valuation, strategic rationale, negotiations and process, conflicts of interest, and the governance profile of the company post-transaction.

Compensation

•The Manager reviews all compensation proposals for pay-for-performance alignment, with emphasis on long-term shareholder value; arrangements that risk pay for failure; independence in the setting of compensation; inappropriate pay to non-executive directors, and the quality and rationale of the compensation disclosure.

•The Manager will generally vote FOR advisory votes on executive compensation ("say on pay") unless there is a pay-for- performance misalignment; problematic pay practice or non-performance-based element; incentive for excessive risk-taking, options backdating; or a lack of compensation committee communication and/or responsiveness to shareholder concerns.

•The Manager will vote case-by-case on equity-based compensation plans taking into account factors such as the plan cost; the plan features; and the grant practices as well as any overriding factors that may have a significant negative impact on shareholder interests.

Social and Environmental Issues

•The Manager will vote case-by-case on topics such as consumer and product safety; environment and energy; labor standards and human rights; workplace and board diversity; and corporate and political issues, taking into account factors such as the implementation of the proposal is likely to enhance or protect shareholder value; whether the company has already responded in an appropriate and sufficient manner to the issue raised; whether the request is unduly burdensome; and whether the issue is more appropriately or effectively handled through legislation or other regulations.

The Manager may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team's opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund's best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

Occasionally, conflicts of interest arise between the Manager's interests and those of a Fund or another client. When this occurs, the Proxy Committee must document the nature of the conflict and vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue. In the event that the Proxy Voting Guidelines are inapplicable or do not mitigate the conflict, the Manager will seek the opinion of the Manager's Chief Compliance Officer or consult with an external independent adviser. In the case of a Proxy Committee member having a personal conflict of interest (e.g. a family member is on the board of the issuer), such member will abstain from voting. Finally, the Manager reports to the Board annually any proxy votes that took place involving a conflict, including the nature of the conflict and the basis or rationale for the voting decision made.

The Manager generally will vote on proposals presented to shareholders of portfolio securities held by the Funds. However, the Manager reserves the right not to vote on such proposals where it determines that the cost of exercising voting rights on behalf of a Fund exceeds the benefit of exercising such voting rights. In addition, the Manager generally will not vote on proposals presented to shareholders with

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respect to foreign securities that are on loan under the USAA Funds' securities lending program. In this connection, the Manager has determined that the potential return from lending such securities generally is more advantageous to the USAA Fund than recalling such securities from the borrower to exercise voting rights with respect thereto. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are subject to share blocking where the foreign company prevents the sale of shares for a certain period of time around the shareholder meeting. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions typically outweighs the advantages of voting at the shareholder meeting. The Manager has retained Institutional Shareholder Services, Inc. (ISS) to receive proxy statements, provide voting recommendations, vote shares according to our instructions, and to keep records of our votes on behalf of the USAA Funds. ISS has developed a set of criteria for evaluating and making recommendations on proxy voting issues (for example, elections of boards of directors or mergers and reorganizations). These criteria and general voting recommendations are set forth in the ISS Proxy Voting Guidelines as customized by the Manager with respect to certain matters. The Manager retains the authority to determine the final vote for securities held by the USAA Funds.

To avoid any improper influence on the Manager's voting decisions, the Manager generally will follow the voting recommendations of ISS, except as briefly described below. Before any voting deadline, ISS will provide the Manager's Head of Equity Investments (or his or her delegate) with a summary of the proposal and a recommendation based on the ISS Guidelines. In evaluating ISS's recommendations, the Manager may consider information from many sources, including the USAA Funds' portfolio manager, the Manager's Investment Strategy Committee, the management of a company presenting a proposal, shareholder groups, and other sources. The Manager believes that the recommendation of management should be given weight in determining how to vote on a particular proposal. The Manager's Head of Equity Investments will then review ISS's recommendations, and if he or she determines that it would be in the Funds' best interests to vote the shares contrary to ISS's recommendation, he or she must determine, based on reasonable inquiry, whether any material conflict of interest exists between the Funds, on the one hand, and the Manager, the USAA Funds' principal underwriter, or any person who is an affiliated person of the USAA Funds, the Manager, or the Funds' principal underwriter, on the other. If a material conflict of interest is determined to exist, the Head of Equity Investments may vote contrary to ISS's recommendation only if the proposed voting recommendation of the Head of Equity Investments is reviewed by the Manager's Investment Strategy Committee, which will determine how to vote the particular proxy. With respect to any such proxy votes, the information prepared by the Manager's Investment Strategy Committee regarding any material conflict of interest identified will be summarized and presented to the USAA Funds' Board of Trustees at the next regularly scheduled meeting of the Board. The Manager's Investment Strategy Committee also may establish certain proxy voting procedures for votes on certain matters that will override any ISS recommendation.

Copies of the Manager's proxy voting policies and procedures are available without charge (i) by calling (800) 235-8396; (ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

The Following Section is added on page 46 after Proxy Voting Policies and Procedures:

DISTRIBUTION SERVICES

Compensation to Financial Intermediaries

The Manager or its affiliates from time to time may make payments to financial intermediaries for the sale, distribution, and retention of shares of a Fund and for services to the shares of a Fund and its shareholders. These payments are intended to provide additional compensation to financial intermediaries for various services and may take the form of, among other things, "due diligence" payments for a dealer's examination of the Funds and payments for providing extra employee training and information relating to Funds; "listing" fees for the placement of the Funds on a dealer's list of mutual funds available for purchase by its customers; "finders" fees for directing investors to a Fund; "distribution and marketing support" fees or "revenue sharing" for providing assistance in promoting the sale of the Funds' shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees for, among other things, account maintenance and tax reporting; and set-up fees regarding the establishment of new accounts. These financial intermediaries may impose additional or different conditions than the Funds on purchases, redemptions or exchanges of shares. They may also independently establish and charge their customers or program participants transaction fees, account fees and other amounts in connection with purchases, redemptions and exchanges of shares in addition to any fees imposed by the Funds. The additional fees charged by financial intermediaries may vary and over time could increase the cost of an investment in the Funds and lower investment returns. Each financial intermediary is responsible for transmitting to its customers and program participants a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of these financial intermediaries or participants in programs serviced by them should contact the financial intermediary for information regarding these fees and conditions, if any.

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The additional payments made by the Manager and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the financial intermediary involved, and may be different for different financial intermediaries. These payments may be negotiated based on a number of factors including, but not limited to, the financial intermediary's reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. The payments described above are made from the Manager's or its affiliates' own assets pursuant to agreements with the financial intermediaries and do not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of the Manager or its affiliates, to financial intermediaries in connection with the sale and distribution of shares of a Fund. The level of payments made to the financial intermediaries in any year will vary and normally will be based on a percentage of sales or assets attributable to that financial intermediary invested in the particular share class of a Fund. Furthermore, the Manager or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the Manager or its affiliates also may: (i) pay for the travel expenses, meals, lodging and entertainment of financial intermediary representatives and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to financial intermediaries and their salespersons.

In some instances, these incentives may be made available only to financial intermediaries whose representatives have sold or may sell a significant number of shares. The financial intermediaries receiving additional payments include those that may recommend that their clients consider or select a Fund for investment purposes, including those that may include one or more Funds on a "preferred" or "recommended" list of mutual funds. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Funds to its customers over shares of other funds. In addition, these payments may result in greater access by the Distributor or its affiliates to, without limitation, the financial intermediary, its representatives, advisors and consultants and sales meetings, than other funds which do not make such payments or which make lower such payments.

From time to time, the Manager or its affiliates also may pay a portion of the fees for administrative, networking, omnibus, operational and recordkeeping, sub-transfer agency and shareholder services at its or their own expense and out of its or their legitimate profits.

If investment advisers, distributors or affiliates of mutual funds pay compensation in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser for more information about the payments described above.

USAA is a party to agreements with Victory Capital that provide compensation to USAA in connection with making referrals of USAA Members to the USAA Mutual Funds, the VictoryShares USAA ETF Funds, and the USAA 529 College Savings Plan managed by Victory Capital.

The Section titled "Portfolio Manager Disclosure" on pages 46-49 hereby is removed and replaced with the following:

PORTFOLIO MANAGER DISCLOSURE

VICTORYSHARES AND SOLUTIONS

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other Pooled	Other	Registered	Other Pooled	Other
	Investment	Investment		Investment	Investment
	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Name of Portfolio Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
Target Retirement 2020 Fund
Mannik Dhillon* ....................	34 / $34,264	-	-	13 / $12,240	-	-
Wasif Latif............................	34 / $34,264	-	-	13 / $12,240	-	-
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Lance Humphrey ....................	30 / $23,326	-	-	12 / $11,264	-	-
Target Retirement 2030 Fund
Mannik Dhillon* ....................	34 / $33,565	-	-	13 / $12,240	-	-
Wasif Latif............................	34 / $33,565	-	-	13 / $12,240	-	-
Lance Humphrey ....................	30 / $22,627	-	-	12 / $11,264	-	-
Target Retirement 2040 Fund
Mannik Dhillon* ....................	34 / $33,420	-	-	13 / $12,240	-	-
Wasif Latif............................	34 / $33,420	-	-	13 / $12,240	-	-
Lance Humphrey ....................	30 / $22,482	-	-	12 / $11,264	-	-
Target Retirement 2050 Fund
Mannik Dhillon* ....................	34 / $34,024	-	-	13 / $12,240	-	-
Wasif Latif............................	34 / $34,024	-	-	13 / $12,240	-	-
Lance Humphrey ....................	30 / $23,085	-	-	12 / $11,264	-	-
Target Retirement 2060 Fund
Mannik Dhillon* ....................	34 / $34,730	-	-	13 / $12,240	-	-
Wasif Latif............................	34 / $34,730	-	-	13 / $12,240	-	-
Lance Humphrey ....................	30 / $23,792	-	-	12 / $11,264	-	-
Target Retirement Income Fund
Mannik Dhillon* ....................	34 / $34,504	-	-	13 / $12,240	-	-
Wasif Latif............................	34 / $34,504	-	-	13 / $12,240	-	-
Lance Humphrey ....................	30 / $23,566	-	-	12 / $11,264	-	-

*Effective July 1, 2019, Mannik Dhillon began co-managing the indicated Fund. The numbers shown are as of May 31, 2019.

Conflicts of Interest: The Manager's portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues. The Manager has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Manager has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Manager's investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Manager's compliance program will achieve its intended result.

Compensation:

Portfolio Manager Compensation for Calendar Year 2019

For the year ending December 31, 2019, the following description will apply to the compensation of the portfolio managers who are part of the USAA Investments investment franchise and Victory Solutions platform who were previously employees of AMCO. Mr. Dhillon, who was not previously employed by AMCO, will be compensated for 2019 as disclosed below under "Portfolio Manager Compensation after Calendar Year 2019."

The compensation structure for portfolio managers includes a base salary, a performance-based bonus, and an annual short-term corporate incentive and long-term incentive compensation. Base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation and interim evaluation, or if the portfolio manager is promoted.

Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Funds managed by the portfolio manager relative to predetermined benchmarks over one-, three-, and five-year periods. The benchmarks used include broad-based market indexes, a composite of broad-based market indexes or applicable Lipper or iMoneyNet, Inc. category. Greater weight generally is placed on the five-year performance of a USAA Fund relative to its benchmark.

The following benchmarks will be used to measure the portfolio managers' performance for the USAA Funds they manage: 16

Portfolio Manager	Fund	Benchmark(s)
Wasif Latif .........................................................	Target Retirement Income	Lipper Mixed Asset Target Allocation Index
	Target 2020	Lipper Mixed Asset Target 2020 Funds Index
	Target 2030	Lipper Mixed Asset Target 2030 Funds Index
	Target 2040	Lipper Mixed Asset Target 2040 Funds Index
	Target 2050	Lipper Mixed Asset Target 2050 Funds Index
	Target 2060	Lipper Mixed Asset Target 2055+ Funds Index
Lance Humphrey ................................................	Target Retirement Income	Lipper Mixed Asset Target Allocation Index
	Target 2020	Lipper Mixed Asset Target 2020 Funds Index
	Target 2030	Lipper Mixed Asset Target 2030 Funds Index
	Target 2040	Lipper Mixed Asset Target 2040 Funds Index
	Target 2050	Lipper Mixed Asset Target 2050 Funds Index
	Target 2060	Lipper Mixed Asset Target 2055+ Funds Index
Mannik Dhillon ..................................................	Target Retirement Income	Lipper Mixed Asset Target Allocation Index
	Target 2020	Lipper Mixed Asset Target 2020 Funds Index
	Target 2030	Lipper Mixed Asset Target 2030 Funds Index
	Target 2040	Lipper Mixed Asset Target 2040 Funds Index
	Target 2050	Lipper Mixed Asset Target 2050 Funds Index
	Target 2060	Lipper Mixed Asset Target 2055+ Funds Index

*Mannik Dhillon began managing the listed Funds on July 1, 2019.

Portfolio managers also are eligible to receive an annual corporate bonus based on the attainment of certain corporate and individual performance metrics. In addition, portfolio managers have a long-term incentive compensation component. The Adviser's portfolio managers may participate in the equity ownership plan of the Adviser's parent company. There is an ongoing equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the individual's performance and seniority.

Portfolio Manager Compensation after Calendar Year 2019

The following description will apply to the compensation of the portfolio managers who are part of the USAA Investments franchise and Victory Solutions platform (except Mr. Dhillon) for years beginning January 1, 2020, or later. The following description applies to the compensation of Mr. Dhillon for the years ending December 31, 2019, or later.

The Manager has designed the structure of its portfolio managers' compensation to (1) align portfolio managers' interests with those of the Manager's clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Manager attract and retain high-quality investment professionals, and (3) contribute to the Manager's overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Manager receives a performance fee) (together, "Accounts"). A portfolio manager's base salary is dependent on the portfolio manager's level of experience and expertise. The Manager monitors each portfolio manager's base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent, third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

Members of the Manager's Victory Solutions platform may earn incentive compensation based on the performance of the Victory Solutions platform. Members of the Manager's other investment franchises may earn incentive compensation based on a percentage of the Manager's revenue attributable to fees paid by Accounts managed by that team. The chief investment officer or a senior member of the team, in coordination with the Manager, determines the allocation of the incentive compensation earned by the team among the team's portfolio managers by establishing a "target" incentive for each portfolio manager based on the portfolio manager's level of experience and expertise in the portfolio manager's investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Manager's philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager's portfolio or Fund relative to a selected peer group(s). The overall performance results for a portfolio manager are based on the composite performance of all Accounts managed by that manager on a combination of one-, three-, and five-year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

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The Manager's portfolio managers may participate in the equity ownership plan of the Manager's parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager's performance and seniority.

The section titled "Custodian and Accounting Agent" under "General Information" on page 50, hereby is removed and replaced with the following:

Custodian

Effective August 5, 2019, Citibank, N.A., 388 Greenwich St., New York, New York 10013, will be the custodian for the Funds. The custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund's securities, and collecting interest on the Funds' investments. In addition, assets of the Funds may be held by certain foreign subcustodians and foreign securities depositories as agents of the custodian in accordance with the rules and regulations established by the SEC.

The following section is added under "General Information" on page 50:

Sub-Administrator and Sub-Fund Accountant

Effective August 5, 2019, Citi Fund Services Ohio, Inc. (Citi) will serve as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Agreement dated October 1, 2015, as amended, by and between Victory Capital and Citi. Citi assists in supervising all operations of the Funds (other than those performed by Victory Capital either as investment adviser or administrator), subject to the supervision of the Board.

Under the Sub-Administration and Sub-Fund Accounting Agreement, for the sub-administration services that Citi renders to the Funds, other series of the Trust, and the series of Victory Portfolios (VP), Victory Portfolios II (VPII) and Victory Variable Insurance Funds (VVIF), Victory Capital pays Citi a fee, computed daily and paid monthly, at the following annual rates: 0.011% of the first $50 billion of aggregate net assets of the Trust, VP, VPII and VVIF net assets; plus 0.01% of aggregate net assets of Trust, VP, VPII and VVIF net assets from $50 billion to $100 billion; plus 0.0085% of aggregate net assets of the Trust, VP, VPII and VVIF net assets from $100 billion to $125 billion; plus 0.0065% of aggregate Trust, VP, VPII and VVIF net assets in excess of $125 billion. Citi may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the net income of the Funds available for distribution to shareholders. Additional fees apply for providing certain services relating to implementing the new reports required by the new RIC Modernization rules adopted by the SEC under the 1940 Act. In addition, the Trust, VP, VPII and VVIF reimburse Citi for all of its reasonable out-of-pocket expenses incurred as a result of providing the services under the Sub-Administration and Sub-Fund Accounting Agreement.

The Sub-Administration and Sub-Fund Accounting Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Agreement.

Under the Sub-Administration and Sub-Fund Accounting Agreement, Citi calculates Trust expenses and make disbursements; calculates capital gain and distribution information; registers the Funds' shares with the states; prepares shareholder reports and reports to the SEC on Forms N-CEN, N-PORT, and N-CSR; coordinates dividend payments; calculates the Funds' performance information; files the Trust's tax returns; supplies individuals to serve as Trust officers; monitors the Funds' status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and Trustees' and officers'/errors and omissions insurance policies for the Trust; and assists in the annual audit of the Funds.

The section titled "Underwriter" under "General Information" on page 50 hereby is removed and replaced with the following:

Underwriter and Distributor

The Trust has an agreement with Victory Capital Advisers, Inc. (VCA), 4900 Tiedeman Road, Brooklyn, Ohio 44144, an affiliate of the Manager, for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that VCA will receive no fee or other compensation for such distribution services, but may receive 12b-1 fees with respect to Adviser Shares.

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The following section is added under "General Information" on page 51:

Sub-Transfer Agent

Under its agreement with the Trust, the Transfer Agent may delegate one or more of its responsibilities to others at its expense. Effective July 1, 2019, the Transfer Agent has engaged FIS Investor Services LLC (FIS), 4249 Easton Way, Suite 400, Columbus, Ohio 43219, to serve as sub-transfer agent and dividend disbursing agent for the Funds. Under its agreement with the Transfer Agent, FIS has agreed to (1) issue and redeem shares of the Funds; (2) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (3) respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Board concerning the Funds' operations.

* * * * *

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99513-0719

19

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED JULY 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2018

Tax Exempt Long-Term Fund Shares (USTEX)	Tax Exempt Short-Term Fund Shares (USSTX)
Tax Exempt Long-Term Fund Adviser Shares (UTELX)	Tax Exempt Short-Term Fund Adviser Shares (UTESX)
Tax Exempt Intermediate-Term Fund Shares (USATX)	Tax Exempt Money Market Fund Shares (USEXX)
Tax Exempt Intermediate-Term Fund Adviser Shares (UTEIX)

This Supplement updates certain information contained in the above-referenced Statement of Information (SAI) for the USAA mutual funds ("Funds") and supersedes the Supplement dated November 7, 2018, in its entirety.

On July 1, 2019, Victory Capital Holdings, Inc. (VCH), a global investment management firm, acquired all of the interests of

(1)USAA Asset Management Company (AMCO or Predecessor Manager), the investment adviser to the Funds, and (2) USAA Shareholder Account Services (Transfer Agent), the transfer agent to the Funds, from United Services Automobile Association, AMCO's parent company (the Transaction). As a result of the Transaction, Victory Capital Management Inc. (Victory Capital or Manager), an indirect, wholly-owned subsidiary of VCH, became the investment adviser to the Funds. Victory Capital Advisers, Inc. (VCA or Distributor), another indirect, wholly-owned subsidiary of VCH, serves as the distributor of each Fund's shares on a continuing, best-efforts basis in replacement of USAA Investment Management Company.

References to AMCO and the Manager throughout the SAI hereby are updated to refer to Victory Capital as the context requires. References to IMCO and the Distributor throughout the SAI hereby are updated to refer to VCA as the context requires. In addition, the Transfer Agent has changed its name to Victory Capital Transfer Agency, Inc. (VCTA).

On the cover page, the first sentence of the second paragraph hereby is removed and replaced with the following:

You may obtain a free copy of the prospectus dated August 1, 2018, for the Funds by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 235-8396.

Under "Valuation of Securities" on page 2, the fifth, seventh, and eighth paragraphs hereby are removed and replaced with the following:

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and stale price monitoring.

Investments of the Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, and Tax Exempt Short-Term Fund generally are traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Board. The Service uses evaluated bid or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities the interest on which is excludable from gross income for federal income tax purposes (tax-exempt securities) of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions.

Investments in non-exchange traded open-end investment companies are valued at their NAV at the end of each business day. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale on the prior trading date. Options are valued at the mean between the last bid and ask prices. Short- term debt securities with original or remaining maturities of 60 days or less may be stated at amortized cost, provided that it is determined that amortized cost represents the fair value of such securities. The Funds have adopted policies and procedures under which the Committee, subject to supervision by the Board, monitors the continued appropriateness of amortized cost valuation for such securities. Repurchase agreements are valued at cost, which approximates market value.

Under "Conditions of Purchase and Redemption" on page 3, the paragraph under "Nonpayment" hereby is removed and replaced with the following:

If any order to purchase shares directly from the Trust is canceled due to nonpayment or if the Trust does not receive good funds by check or electronic funds transfer, Victory Capital Transfer Agency, Inc. (Transfer Agent), formerly known as USAA Shareholder Account Services, will treat the cancellation as a redemption of shares purchased, and you may be responsible for any resulting loss incurred by the Fund or the Manager. If you hold shares in an account with the Transfer Agent, the Transfer Agent can redeem shares from any of your account(s) with the Transfer Agent as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in other funds sponsored or managed by Victory Capital. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Under "Additional Information Regarding Redemption of Shares" on page 4, the first sentence of the second paragraph hereby is removed and replaced with the following:

Shares of the Funds may be offered to other investment companies that are structured as funds-of-funds, to institutional investors, to financial intermediaries, and to other large investors (e.g., managed account programs offered by affiliated and unaffiliated investment advisers).

Under "Additional Information Regarding Redemption of Shares" on page 4, the first sentence of the fourth paragraph hereby is removed and replaced with the following:

Accounts held with the Transfer Agent with a balance of less than $500 may be subject to automatic redemption, provided that (1) the value of the account has been reduced, below the minimum initial investment in such Fund at the time the account was established, for reasons other than market action, (2) the account has remained below the minimum level for six months, and (3) 30 days' prior written notice of the proposed redemption has been sent to you.

Under "Fund's Right to Reject Purchases and Exchange Orders and Limit Trading in Accounts" on page 5, the first sentence of the first paragraph and the third bullet under the second paragraph hereby are removed and replaced with the following:

The main safeguard of the Funds and each series of the Trust (together, the USAA Funds) against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

•Purchases and sales made through USAA Managed Portfolios-UMP®, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated managed investment accounts;

Under "Investment Plans" and "Automatic Purchase of Shares" on pages 6-7, the paragraphs on Direct Purchase Service, Direct Deposit Program, and Government Allotment hereby are removed.

Under "Systematic Withdrawal Plan" on page 7, the first paragraph hereby is removed and replaced with the following:

If you own shares in a single investment account (accounts in different USAA Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You also may elect to have such withdrawals invested in another USAA Fund.

Under the section entitled "Borrowing Money and Issuing Senior Securities" under "Investment Policies" on page 8, the second paragraph hereby is removed and replaced with the following:

Effective July 1, 2019, each Fund participates, along with other USAA Funds and series of Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds, in a short-term, demand note line of credit agreement with Citibank, N.A. (Citibank). Under the

2

agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Under the section entitled "Investment Policies" on page 7, the following paragraph is inserted:

Interfund Borrowing and Lending. The Funds are entitled to rely on an exemptive order from the SEC allowing them to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (the "Interfund Lending Program"). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an "Interfund Loan"), subject to meeting the conditions of the SEC exemptive order. (Tax Exempt Money Market Fund is not permitted to borrow under the Interfund Lending Program.). All Interfund Loans will consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank borrowing, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default by the Fund will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the master interfund lending agreement, entitling the lending Fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets, provided that if the borrowing Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the lending Fund's Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing Fund's total outstanding borrowings immediately after an Interfund Loan would be greater than 10% of its total assets, the Fund may borrow through the Interfund Lending Program only on a secured basis. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund's fundamental restrictions or non-fundamental policies.

No Fund may lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund's aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund's Interfund Loans to any one Fund shall not exceed 5% of the lending Fund's net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund. The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund borrowing and lending are designed to minimize the risks associated with interfund borrowing and lending for both a lending Fund and a borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one business day's notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that a borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund or from a borrowing Fund could result in a lost investment opportunity or additional costs. No Fund may borrow more than the amount permitted by its investment limitations. The Interfund Lending Program is subject to the oversight and periodic review of the Board.

Under "Trustees and Officers of the Trust" on pages 25 and following, the following changes are made:

•The first paragraph and the first paragraph under "Board Leadership Structure" hereby are removed and replaced with the following:

The Board consists of 10 Trustees who supervise the business affairs of the Trust. The Board is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of the Funds' shareholders. The Board periodically

3

reviews the Funds' investment performance as well as the quality of other services provided to the Funds and its shareholders by each of the Funds' service providers, including Victory Capital and its affiliates.

Board Leadership Structure

The Board is comprised of a super-majority (80% or more) of Trustees who are not "interested persons" (as defined under the 1940 Act) of the Funds (the Independent Trustees) and two Trustees who are "interested persons" of the Funds (Interested Trustees). Mr. Dan McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds. In addition, the Vice Chairman of the Board also has been designated a Lead Independent Trustee. The Chairman presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Funds' management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust's Master Trust Agreement or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Vice Chair and Lead Independent Trustee may call meetings of the Board and any Board committee whenever he deems it necessary, and presides at meetings of the Trustees in the absence of the Chair. The Vice Chair and Lead Independent Trustee participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. In addition, the Vice Chair and Lead Independent Trustee will coordinate activities performed by the Independent Trustees as a group and will serve as the main liaison between the Independent Trustees and the Funds' management and officers between meetings. The Vice Chair and Lead Independent Trustee may perform such other functions as may be requested by the Board from time to time. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.

•The tables of Independent Trustees, Interested Trustees, and Interested Officers on pages 27-31 hereby are removed and replaced with the following:

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
Independent Trustees
Robert L.	Trustee	Trustee since	Adjunct Professor in the Department of	One	None

Mason,		January 1997	Management Science and Statistics in the	registered
Ph.D.		and Chairman	College of Business at the University of Texas at	investment
(July 1946)		from January	San Antonio (2001-present); Institute Analyst,	company
		2012 to	Southwest Research Institute (03/02-01/16),	offering 47
		July 2019	which focuses on providing innovative	individual
			technology, science, and engineering services to	funds
clients around the world and is one of the oldest
independent, nonprofit, applied research and
development organizations in the United States.
He was employed at Southwest Research
Institute for 40 years. Dr. Mason brings to the
Board particular experience with information
technology matters, statistical analysis, and
human resources as well as over 22 years'
experience as a Board member of the USAA
family of funds.

Jefferson C.	Lead	Trustee since	Senior Managing Director, New York Life	One	Westhab, Inc.
Boyce	Independent	September	Investments, LLC (1992-2012), an investment	registered
(September	Trustee and	2013, Lead	manager. Mr. Boyce brings to the Board	investment
1957)	Vice Chairman	Independent	experience in financial investment management,	company
		Trustee and	and, in particular, institutional and retail mutual	offering 47
4

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
		Vice Chairman	funds, variable annuity products, broker dealers,	individual
		since July	and retirement programs, including experience	funds
		2019	in organizational development, marketing,
product development, and money management
as well as five years' experience as a Board
member of the USAA family of funds.

Dawn M.	Trustee	Trustee since	Manager of Finance, Menil Foundation, Inc.	One	None
Hawley		April 2014	(05/07-06/11), which is a private foundation that	registered
(February			oversees the assemblage of sculptures, prints,	investment
1954)			drawings, photographs, and rare books. Director	company
			of Financial Planning and Analysis and Chief	offering 47
			Financial Officer, AIM Management Group, Inc.	individual
(10/87-01/06). Ms. Hawley brings to the Board
funds
experience in financial investment management

and, in particular, institutional and retail mutual
funds, variable annuity products, broker dealers,
and retirement programs, including experience
in financial planning, budgeting, accounting
practices, and asset/liability management
functions including major acquisitions and
mergers, as well as over five years' experience
as a Board member of the USAA family of
funds.

Paul L.	Trustee	Trustee since	Director, Cantor Opportunistic Alternatives	One	None
McNamara		January 2012	Fund, LLC (03/10-02/14), which is a closed-end	registered
(July 1948)			fund of funds by Cantor Fitzgerald Investment	investment
			Advisors, LLC. Mr. McNamara retired from	company
			Lord Abbett & Co. LLC, an independent U.S.	offering 47
			investment management firm, as an Executive	individual
			Member on 09/30/09, a position he held since	funds
10/02. He had been employed at Lord Abbett
since 1996. Mr. McNamara brings to the Board
extensive experience with the financial services
industry and, in particular, institutional and retail
mutual fund markets, including experience with
mutual fund marketing, distribution, and risk
management, as well as overall experience with
compliance and corporate governance issues.
Mr. McNamara also has experience serving as a
fund director as well as seven years' experience
as a Board member of the USAA family of
funds. Paul L. McNamara is of no relation to
Daniel S. McNamara.

Richard Y.	Trustee	Trustee since	Director, Elta North America (01/18-present),	One	None
Newton III		March 2017	which is a global leader in the design,	registered
(January			manufacture and support of innovative	investment
1956)			electronic systems in the ground, maritime,	company
			airborne and security domains for the nation's	offering 47
			warfighters, security personnel, and first	individual
			responders; Managing Partner, Pioneer	funds
Partnership Development Group (12/15-
present); Executive Director, The Union League
Club of New York (06/14-11/15); Executive
Vice President, Air Force Association (08/12-
05/14); Lieutenant General, United States Air
Force (01/08-06/12). Lieutenant General
5

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
Newton (Ret.) served 34 years of active duty in

the United States Air Force. Lt. Gen. Newton
retired as the Assistant Vice Chief of Staff and
Director of Air Staff at the Headquarters of the
U.S. Air Force where he was responsible for
overseeing the administration and organization
of the Air Staff, which develops policies, plans
and programs, establishes requirements, and
provides resources to support the Air Force's
mission. Lt. Gen. Newton is a graduate of the
United States Air Force Academy, Webster
University, and The National War College. Lt.
Gen. Newton brings to the Board extensive
management and military experience, as well as
over two years' experience as a Board member
of the USAA family of funds.

Barbara B.	Trustee	Trustee since	Senior Associate Dean of Degree programs at	One	None
Ostdiek,		January 2008	Jesse H. Jones Graduate School of Business at	registered
Ph.D.			Rice University (07/13-present); Associate	investment
(March			Professor of Finance at Jesse H. Jones Graduate	company
1964)			School of Business at Rice University (07/01-	offering 47
			present); Academic Director, El Paso	individual
			Corporation Finance Center at Jesse H. Jones	funds
Graduate School of Business at Rice University
(07/02-06/12). Dr. Ostdiek brings to the Board
particular experience with financial investment
management, education, and research as well as
over eleven years' experience as a Board
member of the USAA family of funds.

Michael F.	Trustee	Trustee since	President of Reimherr Business Consulting	One	None
Reimherr		January 2000	performing business valuations of medium to	registered
(August			large companies, developing business plans,	investment
1945)			budgets, internal financial reporting, and	company
			mergers and acquisitions (05/95-12/17); St.	offering 47
			Mary's University Investment Committee	individual
			overseeing University Endowment (06/14-	funds
present). Mr. Reimherr brings to the Board
particular experience with organizational
development, budgeting, finance, and capital
markets as well as over 19 years' experience as a
Board member of the USAA family of funds.

John C.	Trustee	Trustee since	Retired. Mr. Walters brings significant Board	One	Guardian
Walters		July 2019	experience including active involvement with	registered	Variable
(February			the board of a Fortune 500 company, and a	investment	Products Trust (16
1962)			proven record of leading large, complex	company	series), Lead
			financial organizations. He has a demonstrated	offering 47	Independent
			record of success in distribution, manufacturing,	individual	Director;
			investment brokerage, and investment	funds	Amerilife
			management in both the retail and institutional		Holdings LLC,
			investment businesses. He has substantial		Director;
			experience in the investment management		Stadion Money
			business with a demonstrated ability to develop		Management;
			and drive strategy while managing operational,		Director;
			financial, and investment risk.		University of North
Carolina (Chapel
6

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
Hill), Member
Board of
Governors.

*The address for each Independent Trustee is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

**Under the Trust's organizational documents, each Trustee serves as a Trustee of the Trust during the lifetime of the Trust and until its termination except as such Trustee sooner dies, resigns, retires, or is removed. However, pursuant to a policy adopted by the Board, each elected or appointed Independent Trustee may serve as a Trustee until the Trustee reaches age 75, and the Interested Trustees may serve as a Trustee until the Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign, or may be removed by a written instrument signed by two-thirds of the number of Trustees before the removal, or may be removed by a vote of two-thirds of the outstanding shares of the Trust, at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered "interested persons" under the 1940 Act.

Name,	Position(s)	Term of Office		Total Number	Other
			Principal Occupation(s) Held	of USAA Funds
Address* and	Held with	and Length of		Overseen by	Directorships
Date of Birth	Fund	Time Served	During the Past Five Years	Trustee	Held
Interested Trustees
Daniel S.	Trustee and	Trustee since	President of Financial Advice & Solutions	One registered	None

McNamara	Chairman	January 2012	Group (FASG), USAA (02/13-present);	investment
(June 1966)		and Chairman	Director of USAA Asset Management	company
		since July	Company (AMCO), (08/11-present); Director	offering 47
		2019	of USAA Investment Management Company	individual
			(IMCO) (09/09-present); President, IMCO	funds
(09/09-04/14); President and Director of
USAA Shareholder Account Services (SAS)
(10/09-present); Senior Vice President of
USAA Financial Planning Services Insurance
Agency, Inc. (FPS) (04/11-present); Director
of FPS (12/13-present); President and Director
of USAA Investment Corporation (ICORP)
(03/10-present); Director of USAA Financial
Advisors, Inc. (FAI) (12/13-present). Mr.
McNamara brings to the Board extensive
experience in the financial services industry,
including experience as an officer of the Trust.

David C.	Trustee	Trustee since	Chairman and Chief Executive Officer (2013-	One registered	Trustee, Victory
Brown		July 2019	present), Co-Chief Executive Officer, (2011-	investment	Portfolios (42
(May 1972)			2013), Victory Capital Management Inc.;	company	series), Victory
			Chairman and Chief Executive Officer (2013-	offering 47	Portfolios II (26
			present), Victory Capital Holdings, Inc. Mr.	individual	series), Victory
			Brown brings to the Board extensive business,	funds	Variable
			finance and leadership skills gained and		Insurance Funds
(9 series)
developed through years of experience in the
financial services industry, including his
tenure overseeing the strategic direction as
CEO of Victory Capital. These skills,
combined with Mr. Brown's extensive
knowledge of the financial services industry
and demonstrated success in the development
and distribution of investment strategies and
products, enable him to provide valuable
insights to the Board and strategic direction for
the Funds.

7

Name,	Position(s)	Term of Office		Total Number	Other
			Principal Occupation(s) Held	of USAA Funds
Address* and	Held with	and Length of		Overseen by	Directorships
Date of Birth	Fund	Time Served	During the Past Five Years	Trustee	Held

*The address of the Interested Trustees is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

Name,	Position(s)	Term of Office	Principal Occupation(s) Held
Address* and	Held with	and Length of
Date of Birth	Fund	Time Served	During the Past Five Years
Officers
Chris Dyer	President	July 2019	Director of Mutual Fund Administration, Victory

(February 1962)			Capital Management Inc. (2004 - present).

Scott Stahorsky	Vice President	July 2019	Manager, Fund Administration, Victory Capital
(July 1969)			Management Inc. (2015-present); Senior Analyst,
Fund Administration, Victory Capital Management
Inc. (2005-2015).

James K. De Vries	Treasurer	March 2018	Director, Victory Capital Management Inc. (7/1/19-

(April			present); Executive Director, Investment and
1969)			Financial Administration, USAA (2012-6/30/19);
Assistant Treasurer, USAA Mutual Funds Trust
(2013-2018). Mr. De Vries also serves as the Funds'
Principal Financial Officer.
Erin Wagner	Secretary	July 2019	Deputy General Counsel, Victory Capital
(February 1974)			Management Inc. (2013-present).

Allan Shaer	Assistant	July 2019	Senior Vice President, Financial

(March 1965)	Treasurer		Administration, Citi Fund Services Ohio, Inc.
(2016-present); Vice President, Mutual Fund
Administration, JP Morgan Chase Bank (2011-
2016).

Carol D. Trevino	Assistant	September	Manager, Victory Capital Management Inc.
(October	Treasurer	2018	(7/1/19-present); Accounting/ Financial Director,
1965)			USAA (12/13-6/30/19); Senior Accounting Analyst,
USAA (03/11-12/13).

*The address of each officer is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

•Under "Committees of the Board" on pages 31-32, the first seven paragraphs hereby are removed and replaced with the following:

The Board typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds' most recent fiscal year ended March 31, 2019, the Board held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board, which focus on particular matters. In addition, the Board may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board has five committees: an Executive Committee, an Audit and Compliance Committee, a Product Management and Distribution Committee, a Corporate Governance Committee, and an Investments Committee. The duties of these five Committees and their membership are as follows:

Executive Committee: Between the meetings of the Board and while the Board is not in session, the Executive Committee of the Board has all the powers and may exercise all the duties of the Board in the management of the business of the Trust which may be delegated to it by the Board. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, and Lead Independent Trustee Boyce are

8

members of the Executive Committee. During the Funds' most recent fiscal year ended March 31, 2019, the Executive Committee held no meetings.

Audit and Compliance Committee: The Audit and Compliance Committee of the Board of Trustees reviews the financial information and the independent auditor's reports and undertakes certain studies and analyses as directed by the Board. The Audit and Compliance Committee has responsibility for the review of the Trust's compliance program and the performance of the Trust's chief compliance officer, as well as responsibility for certain additional compliance matters. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Audit and Compliance Committee. During the Funds' most recent fiscal year ended March 31, 2019, the Audit and Compliance Committee held four meetings.

Product Management and Distribution Committee: The Product Management and Distribution Committee of the Board reviews the Funds offered by the Trust and the respective investment objectives and policies, as well as the Manager's selection of subadvisers; oversees the distribution and marketing of the Funds; and assists the Board in overseeing certain third-party service providers and related matters. The Product Management and Distribution Committee provides oversight with respect to the sale and distribution of shares of the Funds, including payments made by the Funds pursuant to the Trust's 12b-1 Plan. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Product Management and Distribution Committee. During the Funds' most recent fiscal year ended March 31, 2019, the Product Management and Distribution Committee held five meetings.

Corporate Governance Committee: The Corporate Governance Committee of the Board maintains oversight of the organization, performance, and effectiveness of the Board and the Independent Trustees. The Corporate Governance Committee is responsible for maintaining a policy on Board tenure and term limitations for the Independent Trustees, establishing procedures to identify and recruit potential candidates for Board membership, and recommending candidates to fill any vacancy for Independent Trustees on the Board. The Corporate Governance Committee has adopted procedures to consider nominees recommended by shareholders. Shareholders may send recommendations to Mr. Paul McNamara, chairman of the Corporate Governance Committee. To be considered by the Board, any recommendations for a nomination submitted by a shareholder must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Corporate Governance Committee. During the Funds' most recent fiscal year ended March 31, 2019, the Corporate Governance Committee held six meetings.

Investments Committee: The Investments Committee assists the Board in fulfilling its responsibilities overseeing, among other things: the investment programs implemented by Victory Capital and/or, if applicable, the investment subadviser(s) for the Funds; the performance and portfolio composition of the Funds; and the valuation and liquidity of the Funds' assets. In addition, the Investments Committee coordinates the Board's consideration of investment advisory and underwriting agreements pursuant to Section 15(c) of the 1940 Act. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Investments Committee. During the Funds' most recent fiscal year ended March 31, 2019, the Investments Committee held four meetings.

There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

Under the section titled "Advisory Agreement" under "The Trust's Manager" on pages 35-36, the first six paragraphs hereby are removed and replaced with the following:

Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds effective July 1, 2019. Victory Capital's principal business address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Victory Capital is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. ("VCH") a publicly traded Delaware corporation. As of March 31, 2019, Victory Capital managed assets totaling in excess of $58.1 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds. Effective July 1, 2019, VCH acquired AMCO from its parent company and Victory Capital became the adviser to the Funds.

Subject to the authority of the Board, the Manager is responsible for the overall management and administration of the Funds' business affairs. Victory Capital is responsible for selecting each Fund's investments according to the Fund's investment objective, policies, and restrictions. Victory Capital is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Advisory Agreement also authorizes Victory Capital to retain one or more Subadvisers for the management of all or a portion of a Fund's investment. Under the Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of Subadvisory Agreements.

Advisory Agreement

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Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for the Fund. The Manager is authorized, subject to the control of the Board of the Trust, to determine the selection, amount, and time to buy or sell securities for the Fund.

For these services under this agreement, the Fund has agreed to pay the Manager a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in its operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material and all other expenses incidental to holding meetings of shareholders, including proxy solicitations therefor, unless otherwise required; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of the Manager; administrator, custodian, pricing and bookkeeping, registrar and transfer agent fees and expenses; fees and expenses related to the registration and qualification of the Funds' shares for distribution under state and federal securities laws; expenses of typesetting for printing prospectuses and SAIs and supplements thereto expenses of printing and mailing these sent to existing shareholders; (xi) insurance premiums for fidelity bonds and other coverage to the extent approved by the Trust's Board of Trustees; (xii) association membership dues authorized by the Trust's Board of Trustees; and (xiii) such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Trust is a party (or to which the Funds' assets are subject) and any legal obligation for which the Trust may have to provide indemnification to the Trust's Trustees and officers..

The Advisory Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

The Advisory Agreement will remain in effect until June 30, 2021, for each such Fund and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually (i) by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board (on behalf of such Fund), and (ii) by vote of a majority of the Trustees who are not interested persons of the Manager or (otherwise than as Trustees) of the Trust cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without payment of any penalty, by either the Trust or Victory Capital on 60 days' written notice and will automatically terminate in the event of its assignment (as defined by the 1940 Act).

Under "The Trust's Manager" and "Advisory Agreement" on page 37, the following sentence is added to the paragraph after the Advisory Fees table:

Victory Capital will charge only the base fee (with no performance adjustments) for a period of 12 following the effectiveness of the Advisory Agreement while Victory Capital develops a performance record for the applicable Funds.

Under the section titled "Administration and Servicing Agreement" under "The Trust's Manager" on pages 37-38, the first two paragraphs hereby are removed and replaced with the following:

Under a Fund Administration, Servicing and Accounting Agreement effective July 1, 2019 (Administration Agreement), Victory Capital is obligated on a continuous basis to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Funds. Victory Capital may delegate one or more of its responsibilities to others at its expense. Citi Fund Services of Ohio, Inc. ("Citi") serves as sub-administrator and sub-fund accountant to the Trust pursuant to an agreement with Victory Capital, as disclosed in greater detail under "Sub-Administrator and Sub-Fund Accountant". As administrator, Victory Capital supervises the Trust's operations, including the services that Citi provides to the Funds as sub-administrator, but excluding those that Victory Capital provides as investment adviser, all subject to the supervision of the Board. Prior to July 1, 2019, AMCO served as the Funds' administrator under a separate agreement.

Victory Capital coordinates the preparation, filing and distribution of amendments to the Trust's registration statement on Form N-1A, supplements to prospectuses and SAIs, and proxy materials in connection with shareholder meetings; drafts shareholder communications, including annual and semi-annual reports; administers the Trust's other service provider contracts; monitors

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compliance with investment restrictions imposed by the 1940 Act, each Fund's investment objective, defined investment policies, and restrictions, tax diversification, and distribution and income requirements; coordinates the Funds' service arrangements with financial institutions that make the Funds' shares available to their customers; assists with regulatory compliance; supplies individuals to serve as Trust officers; prepares Board meeting materials; and annually determines whether the services that it provides (or the services that Citi provides as sub-administrator) are adequate and complete.

Victory Capital also performs fund accounting services for each Fund. The fund accountant calculates each Fund's NAV, the dividend and capital gain distribution, if any, and the yield. The fund accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds.

In addition, the Funds may reimburse Victory Capital for its reasonable out-of-pocket expenses incurred as a result of providing the services under the Administration Agreement.

The Administration Agreement provides that the Manager shall not be liable for any action or inaction, except for any action or inaction constituting willful misfeasance, bad faith or negligence in the performance of its duties hereunder or the reckless disregard of such duties.

Under "The Trust's Manager" on page 38, the section titled "Code of Ethics" is removed and replaced with the following:

Codes of Ethics

Each of the Trust, the Manager and the Distributor has adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Manger Code of Ethics applies to all Access Personnel (the Manager's directors and officers and employees with investment advisory duties) and all Supervised Personnel (all of the Manager's directors, officers and employees). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Manager Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Funds. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

Under "Distribution Services" on page 38, the following paragraph is added at the end on the section:

USAA is a party to agreements with Victory Capital that provide compensation to USAA in connection with making referrals of USAA Members to the USAA Mutual Funds, the VictoryShares USAA ETF Funds, and the USAA 529 College Savings Plan managed by Victory Capital.

The Section titled "Portfolio Manager Disclosure" on pages 41-43 hereby is removed and replaced with the following:

PORTFOLIO MANAGER DISCLOSURE

VICTORY CAPITAL–USAA INVESTMENTS, A Victory Capital Investment Franchise

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other Pooled	Other	Registered	Other Pooled	Other
	Investment	Investment		Investment	Investment
	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Name of Portfolio Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
Tax-Exempt Long-Term Fund
John Bonnell .........................	6/$8,169	--	--	6/$8,169	--	--
Regina Conklin* .....................	6/$8,169	--	--	6/$8,169	--	--
Andrew Hattman* ..................	9/$19,539	--	--	6/$8,169	--	--
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Tax-Exempt Intermediate-Term Fund
Regina Conklin ......................	6/$5,762	--	--	6/$5,762	--	--
John Bonnell*.........................	6/$5,762	--	--	6/$5,762	--	--
Andrew Hattman* ..................	9/$17,133	--	--	6/$5,762	--	--
Tax-Exempt Short-Term Fund
Regina Conklin ......................	6/$9,039	--	--	6/$9,039	--	--
John Bonnell*.........................	6/$9,039	--	--	6/$9,039	--	--
Andrew Hattman* ..................	9/$20,410	--	--	6/$9,039	--	--
Tax-Exempt Money Market Fund
Cody Perkins .........................	2/$6,540	--	--	--	--	--
Andrew Hattman* ..................	9/$20,312	--	--	9/$20,312	--	--

*On July 1, 2019, John Bonnell and Andrew Hattman began co-managing the Tax Exempt Intermediate-Term Fund and the Tax Exempt Short-Term Fund, Regina Conklin and Andrew Hattman began co-managing the Tax Exempt Long-Term Fund, and Andrew Hattman began co-managing the Tax Exempt Money Market Fund. The numbers shown are as of March 31, 2019.

Conflicts of Interest: The Manager's portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues. The Manager has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Manager has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Manager's investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Manager's compliance program will achieve its intended result.

Compensation:

Portfolio Manager Compensation for Calendar Year 2019

For the year ending December 31, 2019, the following description will apply to the compensation of the portfolio managers who are part of the USAA Investments franchise and Victory Solutions platform who were previously employees of AMCO.

The compensation structure for portfolio managers includes a base salary, a performance-based bonus, and an annual short-term corporate incentive and long-term incentive compensation. Base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation and interim evaluation, or if the portfolio manager is promoted.

Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Funds managed by the portfolio manager relative to predetermined benchmarks over one-, three-, and five-year periods. The benchmarks used include broad- based market indexes, a composite of broad-based market indexes or applicable Lipper or iMoneyNet, Inc. category. Greater weight generally is placed on the five-year performance of a USAA Fund relative to its benchmark.

The following benchmarks will be used to measure the portfolio managers' performance for the USAA Funds they manage:

Portfolio Manger	Fund	Benchmark(s)
John Bonnell* ...............................................................	Tax Exempt Long-Term Fund	General Municipal Debt
	Tax Exempt Intermediate-Term Fund	Intermediate Municipal Debt
	Tax Exempt Short-Term Fund	Short Municipal Debt
Regina Conklin* ...........................................................	Tax Exempt Long-Term Fund	General Municipal Debt
	Tax Exempt Intermediate-Term Fund	Intermediate Municipal Debt
	Tax Exempt Short-Term Fund	Short Municipal Debt
Andrew Hattman* .........................................................	Tax Exempt Long-Term Fund	General Municipal Debt
	Tax Exempt Intermediate-Term Fund	Intermediate Municipal Debt
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	Tax Exempt Short-Term Fund	Short Municipal Debt
	Tax Exempt Money Market Fund	Tax Free Retail
Cody Perkins ................................................................	Tax Exempt Money Market Fund	Tax Free Retail

*On July 1, 2019, John Bonnell and Andrew Hattman began co-managing the Tax Exempt Intermediate-Term Fund and the Tax Exempt Short-Term Fund, Regina Conklin and Andrew Hattman began co-managing the Tax Exempt Long-Term Fund, and Andrew Hattman began co-managing the Tax Exempt Money Market Fund.

Portfolio managers also are eligible to receive an annual corporate bonus based on the attainment of certain corporate and individual performance metrics. In addition, portfolio managers have a long-term incentive compensation component. The Adviser's portfolio managers may participate in the equity ownership plan of the Adviser's parent company. There is an ongoing equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the individual's performance and seniority.

Portfolio Manager Compensation after Calendar Year 2019

The following description will apply to the compensation of the portfolio managers who are part of the USAA Investments franchise for years beginning January 1, 2020 or later.

The Manager has designed the structure of its portfolio managers' compensation to (1) align portfolio managers' interests with those of the Manager's clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Manager attract and retain high-quality investment professionals, and (3) contribute to the Manager's overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Manager receives a performance fee) (together, "Accounts"). A portfolio manager's base salary is dependent on the portfolio manager's level of experience and expertise. The Manager monitors each portfolio manager's base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent, third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

Members of the Manager's Victory Solutions platform may earn incentive compensation based on the performance of the Victory Solutions platform. Members of the Manager's other investment franchises may earn incentive compensation based on a percentage of the Manager's revenue attributable to fees paid by Accounts managed by that team. The chief investment officer or a senior member of the team, in coordination with the Manager, determines the allocation of the incentive compensation earned by the team among the team's portfolio managers by establishing a "target" incentive for each portfolio manager based on the portfolio manager's level of experience and expertise in the portfolio manager's investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Manager's philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager's portfolio or Fund relative to a selected peer group(s). The overall performance results for a portfolio manager are based on the composite performance of all Accounts managed by that manager on a combination of one-, three-, and five-year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

The Manager's portfolio managers may participate in the equity ownership plan of the Manager's parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager's performance and seniority.

Portfolio Ownership: As of the fiscal year ended March 31, 2019, the portfolio managers beneficially owned shares of the Funds they managed as follows:

Portfolio Manager	Fund	Dollar Range
John Bonnell* ..........................................................................	Tax Exempt Long-Term Fund	over $1,000,000
	Tax Exempt Intermediate-Term Fund	$500,001-$1,000,000
	Tax Exempt Short-Term Fund	$100,001-$500,000
Regina Conklin* ......................................................................	Tax Exempt Long-Term Fund	--
Tax Exempt Intermediate-Term Fund
Tax Exempt Short-Term Fund
Andrew Hattman* ....................................................................	Tax Exempt Long-Term Fund	$0-$10,000
	Tax Exempt Intermediate-Term Fund	$100,001-$500,000
	Tax Exempt Short-Term Fund	$0-$10,000
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	Tax Exempt Money Market Fund	$0-$10,000
Cody Perkins ............................................................................	Tax Exempt Money Market Fund

*On July 1, 2019, John Bonnell and Andrew Hattman began co-managing the Tax Exempt Intermediate-Term Fund and the Tax Exempt Short-Term Fund, Regina Conklin and Andrew Hattman began co-managing the Tax Exempt Long-Term Fund, and Andrew Hattman began co-managing the Tax Exempt Money Market Fund.

The section titled "Custodian and Accounting Agent" under "General Information" on page 44 hereby is removed and replaced with the following:

Custodian

Effective August 5, 2019, Citibank, N.A., 388 Greenwich St., New York, New York 10013, will be the custodian for the Funds. The custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund's securities, and collecting interest on the Funds' investments. In addition, assets of the Funds may be held by certain foreign subcustodians and foreign securities depositories as agents of the custodian in accordance with the rules and regulations established by the SEC.

The following section is added under "General Information" on page 44:

Sub-Administrator and Sub-Fund Accountant

Effective August 5, 2019, Citi Fund Services Ohio, Inc. (Citi) will serve as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Agreement dated October 1, 2015, as amended, by and between Victory Capital and Citi. Citi assists in supervising all operations of the Funds (other than those performed by Victory Capital either as investment adviser or administrator), subject to the supervision of the Board.

Under the Sub-Administration and Sub-Fund Accounting Agreement, for the sub-administration services that Citi renders to the Funds, other series of the Trust, and the series of Victory Portfolios (VP), Victory Portfolios II (VPII) and Victory Variable Insurance Funds (VVIF), Victory Capital pays Citi a fee, computed daily and paid monthly, at the following annual rates: 0.011% of the first $50 billion of aggregate net assets of the Trust, VP, VPII and VVIF net assets; plus 0.01% of aggregate net assets of Trust, VP, VPII and VVIF net assets from $50 billion to $100 billion; plus 0.0085% of aggregate net assets of the Trust, VP, VPII and VVIF net assets from $100 billion to $125 billion; plus 0.0065% of aggregate Trust, VP, VPII and VVIF net assets in excess of $125 billion. Citi may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the net income of the Funds available for distribution to shareholders. Additional fees apply for providing certain services relating to implementing the new reports required by the new RIC Modernization rules adopted by the SEC under the 1940 Act. In addition, the Trust, VP, VPII and VVIF reimburse Citi for all of its reasonable out-of-pocket expenses incurred as a result of providing the services under the Sub-Administration and Sub-Fund Accounting Agreement.

The Sub-Administration and Sub-Fund Accounting Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Agreement.

Under the Sub-Administration and Sub-Fund Accounting Agreement, Citi calculates Trust expenses and make disbursements; calculates capital gain and distribution information; registers the Funds' shares with the states; prepares shareholder reports and reports to the SEC on Forms N-CEN, N-PORT, and N-CSR; coordinates dividend payments; calculates the Funds' performance information; files the Trust's tax returns; supplies individuals to serve as Trust officers; monitors the Funds' status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and Trustees' and officers'/errors and omissions insurance policies for the Trust; and assists in the annual audit of the Funds.

The section titled "Underwriter" under "General Information" on page 45 hereby is removed and replaced with the following:

Underwriter and Distributor

The Trust has an agreement with Victory Capital Advisers, Inc. (VCA), 4900 Tiedeman Road, Brooklyn, Ohio 44144, an affiliate of the Manager, for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that VCA will receive no fee or other compensation for such distribution services, but may receive 12b-1 fees with respect to Adviser Shares.

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15

The following section is added under "General Information" on page 45:

Sub-Transfer Agent

Under its agreement with the Trust, the Transfer Agent may delegate one or more of its responsibilities to others at its expense. Effective July 1, 2019, the Transfer Agent has engaged FIS Investor Services LLC (FIS), 4249 Easton Way, Suite 400, Columbus, Ohio 43219, to serve as sub-transfer agent and dividend disbursing agent for the Funds. Under its agreement with the Transfer Agent, FIS has agreed to (1) issue and redeem shares of the Funds; (2) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders;

(3)respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Board concerning the Funds' operations.

** * * *

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99514-0719

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USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED JULY 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2018

California Bond Fund Shares (USCBX)	California Bond Fund Adviser Shares (UXABX)

This Supplement updates certain information contained in the above-referenced Statement of Information (SAI) for the USAA mutual funds ("Funds") and supersedes the Supplement dated November 7, 2018, in its entirety.

On July 1, 2019, Victory Capital Holdings, Inc. (VCH), a global investment management firm, acquired all of the interests of (1) USAA Asset Management Company (AMCO or Predecessor Manager), the investment adviser to the Funds, and (2) USAA Shareholder Account Services (Transfer Agent), the transfer agent to the Funds, from United Services Automobile Association, AMCO's parent company (the Transaction). As a result of the Transaction, Victory Capital Management Inc. (Victory Capital or Manager), an indirect, wholly-owned subsidiary of VCH, became the investment adviser to the Funds. Victory Capital Advisers, Inc. (VCA or Distributor), another indirect, wholly-owned subsidiary of VCH, serves as the distributor of each Fund's shares on a continuing, best-efforts basis in replacement of USAA Investment Management Company.

References to AMCO and the Manager throughout the SAI hereby are updated to refer to Victory Capital as the context requires. References to IMCO and the Distributor throughout the SAI hereby are updated to refer to VCA as the context requires. In addition, the Transfer Agent has changed its name to Victory Capital Transfer Agency, Inc. (VCTA).

On the cover page, the first sentence of the second paragraph hereby is removed and replaced with the following:

You may obtain a free copy of the prospectus dated August 1, 2018, for the Fund by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 235-8396.

Under "Valuation of Securities" on page 2, the fifth, seventh, and eighth paragraphs hereby are removed and replaced with the following:

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and stale price monitoring.

The investments of the Fund generally are traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Board. The Service uses evaluated bid or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities the interest on which is excludable from gross income for federal income tax purposes (tax-exempt securities) of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions.

Investments in non-exchange traded open-end investment companies are valued at their NAV at the end of each business day. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale on the prior trading date. Options are valued at the mean between the last bid and ask prices. Short-term debt securities with original or remaining maturities of 60 days or less may be stated at amortized cost, provided that it is determined that amortized cost represents the fair value of such securities. The Fund has adopted policies and procedures under which the Committee, subject to supervision by the Board, monitors the continued appropriateness of amortized cost valuation for such securities. Repurchase agreements are valued at cost, which approximates market value.

Under "Conditions of Purchase and Redemption" on page 3, the paragraph under "Nonpayment" hereby is removed and replaced with the following:

1

If any order to purchase shares directly from the Trust is canceled due to nonpayment or if the Trust does not receive good funds by check or electronic funds transfer, Victory Capital Transfer Agency, Inc. (Transfer Agent), formerly known as USAA Shareholder Account Services, will treat the cancellation as a redemption of shares purchased, and you may be responsible for any resulting loss incurred by the Fund or the Manager. If you hold shares in an account with the Transfer Agent, the Transfer Agent can redeem shares from any of your account(s) with the Transfer Agent as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in other funds sponsored or managed by Victory Capital. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Under "Additional Information Regarding Redemption of Shares" on page 3, the first sentence of the second paragraph hereby is removed and replaced with the following:

Shares of the Fund may be offered to other investment companies that are structured as funds-of-funds, to institutional investors, to financial intermediaries, and to other large investors (e.g., managed account programs offered by affiliated and unaffiliated investment advisers).

Under "Additional Information Regarding Redemption of Shares" on pages 3-4, the first sentence of the fourth paragraph hereby is removed and replaced with the following:

Accounts held with the Transfer Agent with a balance of less than $500 may be subject to automatic redemption, provided that (1) the value of the account has been reduced, below the minimum initial investment in such Fund at the time the account was established, for reasons other than market action, (2) the account has remained below the minimum level for six months, and (3) 30 days' prior written notice of the proposed redemption has been sent to you.

Under "Fund's Right to Reject Purchases and Exchange Orders and Limit Trading in Accounts" on page 4, the first sentence of the first paragraph and the third bullet under the second paragraph hereby are removed and replaced with the following:

The main safeguard of the Funds and each series of the Trust (together, the USAA Funds) against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

•Purchases and sales made through USAA Managed Portfolios-UMP®, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated managed investment accounts;

Under "Investment Plans" and "Automatic Purchase of Shares" on page 5, the paragraphs on Direct Purchase Service, Direct Deposit Program, and Government Allotment hereby are removed.

Under "Systematic Withdrawal Plan" on page 5, the first paragraph hereby is removed and replaced with the following:

If you own shares in a single investment account (accounts in different USAA Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You also may elect to have such withdrawals invested in another USAA Fund.

Under the section entitled "Borrowing Money and Issuing Senior Securities" under "Investment Policies" on page 6, the second paragraph hereby is removed and replaced with the following:

Effective July 1, 2019, the Fund participates, along with other USAA Funds and series of Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds, in a short-term, demand note line of credit agreement with Citibank, N.A. (Citibank). Under the agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or

2

emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Under the section entitled "Investment Policies" on page 6, the following paragraph is inserted:

Interfund Borrowing and Lending. The Funds are entitled to rely on an exemptive order from the SEC allowing them to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (the "Interfund Lending Program"). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an "Interfund Loan"), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans will consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank borrowing, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default by the Fund will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the master interfund lending agreement, entitling the lending Fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets, provided that if the borrowing Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the lending Fund's Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing Fund's total outstanding borrowings immediately after an Interfund Loan would be greater than 10% of its total assets, the Fund may borrow through the Interfund Lending Program only on a secured basis. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund's fundamental restrictions or non-fundamental policies.

No Fund may lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund's aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund's Interfund Loans to any one Fund shall not exceed 5% of the lending Fund's net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund. The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund borrowing and lending are designed to minimize the risks associated with interfund borrowing and lending for both a lending Fund and a borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one business day's notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that a borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund or from a borrowing Fund could result in a lost investment opportunity or additional costs. No Fund may borrow more than the amount permitted by its investment limitations. The Interfund Lending Program is subject to the oversight and periodic review of the Board.

Under "Trustees and Officers of the Trust" on pages 31 and following, the following changes are made:

•The first paragraph, and the first paragraph under "Board Leadership Structure" hereby are removed and replaced with the following:

The Board consists of 10 Trustees who supervise the business affairs of the Trust. The Board is responsible for the general oversight of the Fund's business and for assuring that the Fund is managed in the best interests of the Fund's shareholders. The Board periodically reviews the Fund's investment performance as well as the quality of other services provided to the Fund and its shareholders by each of the Fund's service providers, including Victory Capital and its affiliates.

Board Leadership Structure

The Board is comprised of a super-majority (80% or more) of Trustees who are not "interested persons" (as defined under the 1940 Act) of the Funds (the Independent Trustees) and two Trustees who are "interested persons" of the Funds (Interested Trustees). Mr. Dan

3

McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds. In addition, the Vice Chairman of the Board also has been designated a Lead Independent Trustee. The Chairman presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Funds' management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust's Master Trust Agreement or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Vice Chair and Lead Independent Trustee may call meetings of the Board and any Board committee whenever he deems it necessary, and presides at meetings of the Trustees in the absence of the Chair. The Vice Chair and Lead Independent Trustee participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. In addition, the Vice Chair and Lead Independent Trustee will coordinate activities performed by the Independent Trustees as a group and will serve as the main liaison between the Independent Trustees and the Funds' management and officers between meetings. The Vice Chair and Lead Independent Trustee may perform such other functions as may be requested by the Board from time to time. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.

•The tables of Independent Trustees, Interested Trustees, and Interested Officers on pages 33-37 hereby are removed and replaced with the following:

Number of
Name,		Term of			Portfolios in
	Position(s)	and			Fund	Other
Address*		Office**	Principal	Occupation(s)	Complex
and Date of	Held with	Length of			Overseen by	Directorships
Birth	Funds	Time Served	During the Past 5 Years		Trustee	Held
Independent Trustees
Robert L.	Trustee	Trustee since	Adjunct Professor in the Department of Management		One	None
Mason,		January 1997	Science and Statistics in the College of Business at		registered
Ph.D.		and Chairman	the University of Texas at San Antonio (2001-		investment
(July 1946)		from January	present); Institute Analyst, Southwest Research		company
		2012 to	Institute (03/02-01/16), which focuses on providing		offering 47
		July 2019	innovative technology, science, and engineering		individual
			services to clients around the world and is one of the		funds
oldest independent, nonprofit, applied research and
development organizations in the United States. He
was employed at Southwest Research Institute for 40
years. Dr. Mason brings to the Board particular
experience with information technology matters,
statistical analysis, and human resources as well as
over 22 years' experience as a Board member of the
USAA family of funds.

Jefferson C.	Lead	Trustee since	Senior Managing Director, New York Life		One	Westhab, Inc.
Boyce	Independent	September	Investments, LLC (1992-2012), an investment		registered
(September	Trustee and	2013, Lead	manager. Mr. Boyce brings to the Board experience		investment
1957)	Vice	Independent	in financial investment management, and, in		company
	Chairman	Trustee and	particular, institutional and retail mutual funds,		offering 47
		Vice Chairman	variable annuity products, broker dealers, and		individual
		since July	retirement programs, including experience in		funds
		2019	organizational development, marketing, product
development, and money management as well as
five years' experience as a Board member of the
USAA family of funds.
4

Number of
Name,		Term of		Portfolios in
	Position(s)		and	Fund	Other
Address*		Office**		Complex
and Date of	Held with	Length of	Principal	Occupation(s) Overseen by	Directorships
Birth	Funds	Time Served	During the Past 5 Years	Trustee	Held
Dawn M.	Trustee	Trustee since	Manager of Finance, Menil Foundation, Inc. (05/07-	One	None
Hawley		April 2014	06/11), which is a private foundation that oversees	registered
(February			the assemblage of sculptures, prints, drawings,	investment
1954)			photographs, and rare books. Director of Financial	company
			Planning and Analysis and Chief Financial Officer,	offering 47
			AIM Management Group, Inc. (10/87-01/06). Ms.	individual
			Hawley brings to the Board experience in financial	funds
investment management and, in particular,
institutional and retail mutual funds, variable annuity
products, broker dealers, and retirement programs,
including experience in financial planning,
budgeting, accounting practices, and asset/liability
management functions including major acquisitions
and mergers, as well as over five years' experience
as a Board member of the USAA family of funds.

Paul L.	Trustee	Trustee since	Director, Cantor Opportunistic Alternatives Fund,	One	None
McNamara		January 2012	LLC (03/10-02/14), which is a closed-end fund of	registered
(July 1948)			funds by Cantor Fitzgerald Investment Advisors,	investment
			LLC. Mr. McNamara retired from Lord Abbett &	company
			Co. LLC, an independent U.S. investment	offering 47
			management firm, as an Executive Member on	individual
			09/30/09, a position he held since 10/02. He had	funds
been employed at Lord Abbett since 1996. Mr.
McNamara brings to the Board extensive experience
with the financial services industry and, in particular,
institutional and retail mutual fund markets,
including experience with mutual fund marketing,
distribution, and risk management, as well as overall
experience with compliance and corporate
governance issues. Mr. McNamara also has
experience serving as a fund director as well as
seven years' experience as a Board member of the
USAA family of funds. Paul L. McNamara is of no
relation to Daniel S. McNamara.

5

Richard Y.	Trustee	Trustee	Director, Elta North America (01/18-	One	None

Newton III		since	present), which is a global leader in the	registered
(January 1956)		March	design, manufacture and support of	investment
		2017	innovative electronic systems in the ground,	company
			maritime, airborne and security domains for	offering 47
			the nation's warfighters, security personnel,	individual
			and first responders; Managing Partner,	funds
Pioneer Partnership Development Group
(12/15-present); Executive Director, The
Union League Club of New York (06/14-
11/15); Executive Vice President, Air Force
Association (08/12-05/14); Lieutenant
General, United States Air Force (01/08-
06/12). Lieutenant General Newton (Ret.)
served 34 years of active duty in the United
States Air Force. Lt. Gen. Newton retired as
the Assistant Vice Chief of Staff and
Director of Air Staff at the Headquarters of
the U.S. Air Force where he was responsible
for overseeing the administration and
organization of the Air Staff, which develops
policies, plans and programs, establishes
requirements, and provides resources to
support the Air Force's mission. Lt. Gen.
Newton is a graduate of the United States
Air Force Academy, Webster University,
and The National War College. Lt. Gen.
Newton brings to the Board extensive
management and military experience, as
well as over two years' experience as a
Board member of the USAA family of
funds.

Barbara B.	Trustee	Trustee	Senior Associate Dean of Degree programs	One	None
Ostdiek, Ph.D.		since	at Jesse H. Jones Graduate School of	registered
(March 1964)		January	Business at Rice University (07/13-present);	investment
		2008	Associate Professor of Finance at Jesse H.	company
			Jones Graduate School of Business at Rice	offering 47
			University (07/01-present); Academic	individual
			Director, El Paso Corporation Finance	funds
Center at Jesse H. Jones Graduate School
of Business at Rice University (07/02-
06/12). Dr. Ostdiek brings to the Board
particular experience with financial
investment management, education, and
research as well as over eleven years'
experience as a Board member of the USAA
family of funds.

Michael F.	Trustee	Trustee	President of Reimherr Business Consulting	One	None

Reimherr		since	performing business valuations of medium	registered
(August 1945)		January	to large companies, developing business	investment
		2000	plans, budgets, internal financial reporting,	company
			and mergers and acquisitions (05/95-12/17);	offering 47
			St. Mary's University Investment Committee	individual
			overseeing University Endowment (06/14-	funds
6

present). Mr. Reimherr brings to the Board

particular experience with organizational
development, budgeting, finance, and capital
markets as well as over 19 years' experience
as a Board member of the USAA family of
funds.

John C.	Trustee	Trustee	Retired. Mr. Walters brings significant	One	Guardian
Walters		since	Board experience including active	registered	Variable
(February 1962)		July	involvement with the board of a Fortune 500	investment	Products Trust
		2019	company, and a proven record of leading	company	(16 series), Lead
			large, complex financial organizations. He	offering 47	Independent
			has a demonstrated record of success in	individual	Director;
			distribution, manufacturing, investment	funds	Amerilife
			brokerage, and investment management in		Holdings LLC,
			both the retail and institutional investment		Director;
			businesses. He has substantial experience in		Stadion Money
			the investment management business with a		Management;
			demonstrated ability to develop and drive		Director;
			strategy while managing operational,		University of
			financial, and investment risk.		North Carolina
(Chapel Hill),
Member Board of
Governors.

*The address for each Independent Trustee is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

**Under the Trust's organizational documents, each Trustee serves as a Trustee of the Trust during the lifetime of the Trust and until its termination except as such Trustee sooner dies, resigns, retires, or is removed. However, pursuant to a policy adopted by the Board, each elected or appointed Independent Trustee may serve as a Trustee until the Trustee reaches age 75, and the Interested Trustees may serve as a Trustee until the Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign, or may be removed by a written instrument signed by two-thirds of the number of Trustees before the removal, or may be removed by a vote of two-thirds of the outstanding shares of the Trust, at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

7

Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered "interested persons" under the 1940 Act.

Name,	Position(s)	Term of Office				Total Number	Other
			Principal	Occupation(s)	Held	of USAA Funds
Address* and	Held with	and Length of				Overseen by	Directorships
Date of Birth	Fund	Time Served	During the Past Five Years			Trustee	Held
Interested Trustees
Daniel S.	Trustee and	Trustee since	President of Financial Advice & Solutions			One registered	None

McNamara	Chairman	January 2012	Group (FASG), USAA (02/13-present);			investment
(June 1966)		and Chairman	Director of USAA Asset Management			company
		since July	Company (AMCO), (08/11-present); Director			offering 47
		2019	of USAA Investment Management Company			individual
			(IMCO) (09/09-present); President, IMCO			funds
(09/09-04/14); President and Director of
USAA Shareholder Account Services (SAS)
(10/09-present); Senior Vice President of
USAA Financial Planning Services Insurance
Agency, Inc. (FPS) (04/11-present); Director
of FPS (12/13-present); President and Director
of USAA Investment Corporation (ICORP)
(03/10-present); Director of USAA Financial
Advisors, Inc. (FAI) (12/13-present). Mr.
McNamara brings to the Board extensive
experience in the financial services industry,
including experience as an officer of the Trust.

David C.	Trustee	Trustee since	Chairman and Chief Executive Officer (2013-			One registered	Trustee, Victory
Brown		July 2019	present), Co-Chief Executive Officer, (2011-			investment	Portfolios (42
(May 1972)			2013), Victory Capital Management Inc.;			company	series), Victory
			Chairman and Chief Executive Officer (2013-			offering 47	Portfolios II (26
			present), Victory Capital Holdings, Inc. Mr.			individual	series), Victory
			Brown brings to the Board extensive business,			funds	Variable
			finance and leadership skills gained and				Insurance Funds
			developed through years of experience in the				(9 series)
financial services industry, including his
tenure overseeing the strategic direction as
CEO of Victory Capital. These skills,
combined with Mr. Brown's extensive
knowledge of the financial services industry
and demonstrated success in the development
and distribution of investment strategies and
products, enable him to provide valuable
insights to the Board and strategic direction for
the Funds.

*The address of the Interested Trustees is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

8

Name,	Position(s)	Term of Office
Address* and	Held with	and Length of	Principal Occupation(s) Held
Date of Birth	Fund	Time Served	During the Past Five Years
Officers
Chris	President	July 2019	Director of Mutual Fund Administration, Victory

Dyer			Capital Management Inc. (2004 - present).
(February 1962)

Scott	Vice President	July 2019	Manager, Fund Administration, Victory Capital
Stahorsky (July			Management Inc. (2015-present); Senior Analyst,
1969)			Fund Administration, Victory Capital Management
Inc. (2005-2015).

James K. De Vries	Treasurer	March 2018	Director, Victory Capital Management Inc. (7/1/19-

(April			present); Executive Director, Investment and
1969)			Financial Administration, USAA (2012-6/30/19);
Assistant Treasurer, USAA Mutual Funds Trust
(2013-2018). Mr. De Vries also serves as the Funds'
Principal Financial Officer.

Erin	Secretary	July 2019	Deputy General Counsel, Victory Capital
Wagner			Management Inc. (2013-present).
(February 1974)

Allan	Assistant	July 2019	Senior Vice President, Financial

Shaer	Treasurer		Administration, Citi Fund Services Ohio, Inc.
(March 1965)			(2016-present); Vice President, Mutual Fund
Administration, JP Morgan Chase Bank (2011-
2016).

Carol D.	Assistant	September	Manager, Victory Capital Management Inc.
Trevino	Treasurer	2018	(7/1/19-present); Accounting/ Financial Director,
(October			USAA (12/13-6/30/90); Senior Accounting Analyst,
1965)			USAA (03/11-12/13).

*The address of each officer is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

•Under "Committees of the Board" on pages 37-38, the first seven paragraphs hereby are removed and replaced with the following:

The Board typically conducts regular meetings five or six times a year to review the operations of the Fund in the USAA family of funds. During the Fund's most recent fiscal year ended March 31, 2019, the Board held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board, which focus on particular matters. In addition, the Board may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board has five committees: an Executive Committee, an Audit and Compliance Committee, a Product Management and Distribution Committee, a Corporate Governance Committee, and an Investments Committee. The duties of these five Committees and their membership are as follows:

Executive Committee: Between the meetings of the Board and while the Board is not in session, the Executive Committee of the Board has all the powers and may exercise all the duties of the Board in the management of the business of the Trust which may be delegated to it by the Board. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, and Lead Independent Trustee Boyce are

9

members of the Executive Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Executive Committee held no meetings.

Audit and Compliance Committee: The Audit and Compliance Committee of the Board of Trustees reviews the financial information and the independent auditor's reports and undertakes certain studies and analyses as directed by the Board. The Audit and Compliance Committee has responsibility for the review of the Trust's compliance program and the performance of the Trust's chief compliance officer, as well as responsibility for certain additional compliance matters. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Audit and Compliance Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Audit and Compliance Committee held four meetings.

Product Management and Distribution Committee: The Product Management and Distribution Committee of the Board reviews the Fund offered by the Trust and the respective investment objectives and policies, as well as the Manager's selection of subadvisers; oversees the distribution and marketing of the Fund; and assists the Board in overseeing certain third-party service providers and related matters. The Product Management and Distribution Committee provides oversight with respect to the sale and distribution of shares of the Fund, including payments made by the Fund pursuant to the Trust's 12b-1 Plan. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Product Management and Distribution Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Product Management and Distribution Committee held five meetings.

Corporate Governance Committee: The Corporate Governance Committee of the Board maintains oversight of the organization, performance, and effectiveness of the Board and the Independent Trustees. The Corporate Governance Committee is responsible for maintaining a policy on Board tenure and term limitations for the Independent Trustees, establishing procedures to identify and recruit potential candidates for Board membership, and recommending candidates to fill any vacancy for Independent Trustees on the Board. The Corporate Governance Committee has adopted procedures to consider nominees recommended by shareholders. Shareholders may send recommendations to Mr. Paul McNamara, chairman of the Corporate Governance Committee. To be considered by the Board, any recommendations for a nomination submitted by a shareholder must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Corporate Governance Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Corporate Governance Committee held six meetings.

Investments Committee: The Investments Committee assists the Board in fulfilling its responsibilities overseeing, among other things: the investment programs implemented by Victory Capital and/or, if applicable, the investment subadviser(s) for the Fund; the performance and portfolio composition of the Fund; and the valuation and liquidity of the Fund's assets. In addition, the Investments Committee coordinates the Board's consideration of investment advisory and underwriting agreements pursuant to Section 15(c) of the 1940 Act. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Investments Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Investments Committee held four meetings.

There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

Under the section titled "Advisory Agreement" under "The Trust's Manager" on pages 39-40, the first six paragraphs hereby are removed and replaced with the following:

Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds effective July 1, 2019. Victory Capital's principal business address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Victory Capital is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. ("VCH") a publicly traded Delaware corporation. As of March 31, 2019, Victory Capital managed assets totaling in excess of $58.1 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds. Effective July 1, 2019, VCH acquired AMCO from its parent company and Victory Capital became the adviser to the Funds.

Subject to the authority of the Board, the Manager is responsible for the overall management and administration of the Funds' business affairs. Victory Capital is responsible for selecting each Fund's investments according to the Fund's investment objective, policies, and restrictions. Victory Capital is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Advisory Agreement also authorizes Victory Capital to retain one or more Subadvisers for the management of all or a portion of a Fund's investment. Under the Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of Subadvisory Agreements.

10

Advisory Agreement

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for the Fund. The Manager is authorized, subject to the control of the Board of the Trust, to determine the selection, amount, and time to buy or sell securities for the Fund.

For these services under this agreement, the Fund has agreed to pay the Manager a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in its operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material and all other expenses incidental to holding meetings of shareholders, including proxy solicitations therefor, unless otherwise required; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of the Manager; administrator, custodian, pricing and bookkeeping, registrar and transfer agent fees and expenses; fees and expenses related to the registration and qualification of the Funds' shares for distribution under state and federal securities laws; expenses of typesetting for printing prospectuses and SAIs and supplements thereto expenses of printing and mailing these sent to existing shareholders; (xi) insurance premiums for fidelity bonds and other coverage to the extent approved by the Trust's Board of Trustees; (xii) association membership dues authorized by the Trust's Board of Trustees; and (xiii) such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Trust is a party (or to which the Funds' assets are subject) and any legal obligation for which the Trust may have to provide indemnification to the Trust's Trustees and officers..

The Advisory Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

The Advisory Agreement will remain in effect until June 30, 2021, for each such Fund and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually (i) by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board (on behalf of such Fund), and (ii) by vote of a majority of the Trustees who are not interested persons of the Manager or (otherwise than as Trustees) of the Trust cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without payment of any penalty, by either the Trust or Victory Capital on 60 days' written notice and will automatically terminate in the event of its assignment (as defined by the 1940 Act).

Under "The Trust's Manager" and "Advisory Agreement" on page 40, the following sentence has been added to the paragraph immediately before "Computing the Performance Adjustment:"

Victory Capital will charge only the base fee (with no performance adjustments) for a period of twelve months following the effectiveness of the Advisory Agreement while Victory Capital develops a performance record for the applicable Funds.

Under the section titled "Administration and Servicing Agreement" under "The Trust's Manager" on page 41, the first two paragraphs hereby are removed and replaced with the following:

Under a Fund Administration, Servicing and Accounting Agreement effective July 1, 2019 (Administration Agreement), Victory Capital is obligated on a continuous basis to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Funds. Victory Capital may delegate one or more of its responsibilities to others at its expense. Citi Fund Services of Ohio, Inc. ("Citi") serves as sub-administrator and sub-fund accountant to the Trust pursuant to an agreement with Victory Capital, as disclosed in greater detail under "Sub-Administrator and Sub-Fund Accountant". As administrator, Victory Capital supervises the Trust's operations, including the services that Citi provides to the Funds as sub-administrator, but excluding those that Victory Capital provides as investment adviser, all subject to the supervision of the Board. Prior to July 1, 2019, AMCO served as the Funds' administrator under a separate agreement.

Victory Capital coordinates the preparation, filing and distribution of amendments to the Trust's registration statement on Form N-1A, supplements to prospectuses and SAIs, and proxy materials in connection with shareholder meetings; drafts shareholder communications, including annual and semi-annual reports; administers the Trust's other service provider contracts; monitors

11

compliance with investment restrictions imposed by the 1940 Act, each Fund's investment objective, defined investment policies, and restrictions, tax diversification, and distribution and income requirements; coordinates the Funds' service arrangements with financial institutions that make the Funds' shares available to their customers; assists with regulatory compliance; supplies individuals to serve as Trust officers; prepares Board meeting materials; and annually determines whether the services that it provides (or the services that Citi provides as sub-administrator) are adequate and complete.

Victory Capital also performs fund accounting services for each Fund. The fund accountant calculates each Fund's NAV, the dividend and capital gain distribution, if any, and the yield. The fund accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. In addition, the Funds may reimburse Victory Capital for its reasonable out-of-pocket expenses incurred as a result of providing the services under the Administration Agreement.

The Administration Agreement provides that the Manager shall not be liable for any action or inaction, except for any action or inaction constituting willful misfeasance, bad faith or negligence in the performance of its duties hereunder or the reckless disregard of such duties.

Under "The Trust's Manager" on page 42, the section titled "Code of Ethics" is removed and replaced with the following:

Codes of Ethics

Each of the Trust, the Manager and the Distributor has adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Manger Code of Ethics applies to all Access Personnel (the Manager's directors and officers and employees with investment advisory duties) and all Supervised Personnel (all of the Manager's directors, officers and employees). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Manager Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Funds. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

Under "Distribution Services" on page 42, the following paragraph is added at the end:

USAA is a party to agreements with Victory Capital that provide compensation to USAA in connection with making referrals of USAA Members to the USAA Mutual Funds, the VictoryShares USAA ETF Funds, and the USAA 529 College Savings Plan managed by Victory Capital.

The Section titled, "Portfolio Manager Disclosure," on pages 44-46, hereby is removed and replaced with the following:

PORTFOLIO MANAGER DISCLOSURE

VICTORY CAPITAL—USAA INVESTMENTS, A Victory Capital Investment Franchise

Other Accounts Managed

The following table sets forth other accounts for which the Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other Pooled	Other	Registered	Other Pooled	Other
	Investment	Investment		Investment	Investment
	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Name of Portfolio Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
California Bond Fund
John Bonnell .........................	6/$9,841	-	-	6/$9,841	-	-
Regina Conklin* ....................	6/$9,841	-	-	6/$9,841	-	-
Andrew Hattman* ..................	9/$21,212	-	-	6/$9,841	-	-

*Effective July 1, 2019, Regina Conklin and Andrew Hattman began co-managing the Fund. The numbers shown are as of March 31, 2019.

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Conflicts of Interest: The Manager's portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues. The Manager has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Manager has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Manager's investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Manager's compliance program will achieve its intended result.

Compensation:

Portfolio Manager Compensation for Calendar Year 2019

For the year ending December 31, 2019, the following description will apply to the compensation of the portfolio managers who are part of the USAA Investments franchise and who were previously employees of AMCO.

The compensation structure for portfolio managers includes a base salary, a performance-based bonus, and an annual short-term corporate incentive and long-term incentive compensation. Base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation and interim evaluation, or if the portfolio manager is promoted.

Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Funds managed by the portfolio manager relative to predetermined benchmarks over one-, three-, and five-year periods. The benchmarks used include broad-based market indexes, a composite of broad-based market indexes or applicable Lipper or iMoneyNet, Inc. category. Greater weight generally is placed on the five-year performance of a USAA Fund relative to its benchmark.

The following benchmarks will be used to measure the portfolio managers' performance for the USAA Funds they manage:

Portfolio Manger	Fund	Benchmark(s)
John Bonnell ...............................................................................	California Bond Fund	Lipper California Municipal Debt
Regina G. Conklin* ......................................................................	California Bond Fund	Lipper California Municipal Debt
Andrew Hattman*.........................................................................	California Bond Fund	Lipper California Municipal Debt

*Regina Conklin and Andrew Hattman began co-managing the Fund on July 1, 2019.

Portfolio managers also are eligible to receive an annual corporate bonus based on the attainment of certain corporate and individual performance metrics. In addition, portfolio managers have a long-term incentive compensation component. The Adviser's portfolio managers may participate in the equity ownership plan of the Adviser's parent company. There is an ongoing equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the individual's performance and seniority.

Portfolio Manager Compensation after Calendar Year 2019

The following description will apply to the compensation of the portfolio managers who are part of the USAA Investments franchise for years beginning January 1, 2020, or later.

The Manager has designed the structure of its portfolio managers' compensation to (1) align portfolio managers' interests with those of the Manager's clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Manager attract and retain high-quality investment professionals, and (3) contribute to the Manager's overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Manager receives a performance fee) (together, "Accounts"). A portfolio manager's base salary is dependent on the portfolio manager's level of experience and expertise. The Manager monitors each portfolio manager's base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent, third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

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Members of the Manager's Victory Solutions platform may earn incentive compensation based on the performance of the Victory Solutions platform. Members of the Manager's other investment franchises may earn incentive compensation based on a percentage of the Manager's revenue attributable to fees paid by Accounts managed by that team. The chief investment officer or a senior member of the team, in coordination with the Manager, determines the allocation of the incentive compensation earned by the team among the team's portfolio managers by establishing a "target" incentive for each portfolio manager based on the portfolio manager's level of experience and expertise in the portfolio manager's investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Manager's philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager's portfolio or Fund relative to a selected peer group(s). The overall performance results for a portfolio manager are based on the composite performance of all Accounts managed by that manager on a combination of one-, three-, and five-year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

The Manager's portfolio managers may participate in the equity ownership plan of the Manager's parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager's performance and seniority.

Portfolio Ownership: As of the fiscal year ended March 31, 2019, the portfolio managers beneficially owned shares of the Fund they managed as follows:

Portfolio Manager	Fund	Dollar Range
John Bonnell ........................................................................................................	California Bond	$10,001-$50,000
Regina Conklin*....................................................................................................	California Bond	--
Andrew Hattman*..................................................................................................	California Bond	$0-$10,000

*Regina Conklin and Andrew Hattman began co-managing the Fund on July 1, 2019.

The section titled "Custodian and Accounting Agent" under "General Information" on page 47 hereby is removed and replaced with the following:

Custodian

Effective August 5, 2019, Citibank, N.A., 388 Greenwich St., New York, New York 10013, will be the custodian for the Funds. The custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund's securities, and collecting interest on the Funds' investments. In addition, assets of the Funds may be held by certain foreign subcustodians and foreign securities depositories as agents of the custodian in accordance with the rules and regulations established by the SEC.

The following section is added under "General Information" on page 47:

Sub-Administrator and Sub-Fund Accountant

Effective August 5, 2019, Citi Fund Services Ohio, Inc. (Citi) will serve as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Agreement dated October 1, 2015, as amended, by and between Victory Capital and Citi. Citi assists in supervising all operations of the Funds (other than those performed by Victory Capital either as investment adviser or administrator), subject to the supervision of the Board.

Under the Sub-Administration and Sub-Fund Accounting Agreement, for the sub-administration services that Citi renders to the Funds, other series of the Trust, and the series of Victory Portfolios (VP), Victory Portfolios II (VPII) and Victory Variable Insurance Funds (VVIF), Victory Capital pays Citi a fee, computed daily and paid monthly, at the following annual rates: 0.011% of the first $50 billion of aggregate net assets of the Trust, VP, VPII and VVIF net assets; plus 0.01% of aggregate net assets of Trust, VP, VPII and VVIF net assets from $50 billion to $100 billion; plus 0.0085% of aggregate net assets of the Trust, VP, VPII and VVIF net assets from $100 billion to $125 billion; plus 0.0065% of aggregate Trust, VP, VPII and VVIF net assets in excess of $125 billion. Citi may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the net income of the Funds available for distribution to shareholders. Additional fees apply for providing certain services relating to implementing the new reports required by the new RIC Modernization rules adopted by the SEC under the 1940 Act. In addition, the Trust, VP, VPII and VVIF reimburse Citi for all of its reasonable out-of-pocket expenses incurred as a result of providing the services under the Sub-Administration and Sub-Fund Accounting Agreement.

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The Sub-Administration and Sub-Fund Accounting Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Agreement.

Under the Sub-Administration and Sub-Fund Accounting Agreement, Citi calculates Trust expenses and make disbursements; calculates capital gain and distribution information; registers the Funds' shares with the states; prepares shareholder reports and reports to the SEC on Forms N-CEN, N-PORT, and N-CSR; coordinates dividend payments; calculates the Funds' performance information; files the Trust's tax returns; supplies individuals to serve as Trust officers; monitors the Funds' status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and Trustees' and officers'/errors and omissions insurance policies for the Trust; and assists in the annual audit of the Funds.

The section titled "Underwriter" under "General Information," on page 47, hereby is removed and replaced with the following:

Underwriter and Distributor

The Trust has an agreement with Victory Capital Advisers, Inc. (VCA), 4900 Tiedeman Road, Brooklyn, Ohio 44144, an affiliate of the Manager, for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that VCA will receive no fee or other compensation for such distribution services, but may receive 12b-1 fees with respect to Adviser Shares.

The following section is added under "General Information," on page 48:

Sub-Transfer Agent

Under its agreement with the Trust, the Transfer Agent may delegate one or more of its responsibilities to others at its expense. Effective July 1, 2019, the Transfer Agent has engaged FIS Investor Services LLC (FIS), 4249 Easton Way, Suite 400, Columbus, Ohio 43219, to serve as sub-transfer agent and dividend disbursing agent for the Funds. Under its agreement with the Transfer Agent, FIS has agreed to (1) issue and redeem shares of the Funds; (2) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (3) respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Board concerning the Funds' operations.

* * * * *

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99518-0719

15

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED JULY 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2018

New York Bond Fund Shares (USNYX)	New York Bond Fund Adviser Shares (UNYBX)

This Supplement updates certain information contained in the above-referenced Statement of Information (SAI) for the USAA mutual funds ("Funds") and supersedes the Supplement dated November 7, 2018, in its entirety.

On July 1, 2019, Victory Capital Holdings, Inc. (VCH), a global investment management firm, acquired all of the interests of

(1)USAA Asset Management Company (AMCO or Predecessor Manager), the investment adviser to the Funds, and (2) USAA Shareholder Account Services (Transfer Agent), the transfer agent to the Funds, from United Services Automobile Association, AMCO's parent company (the Transaction). As a result of the Transaction, Victory Capital Management Inc. (Victory Capital or Manager), an indirect, wholly-owned subsidiary of VCH, became the investment adviser to the Funds. Victory Capital Advisers, Inc. (VCA or Distributor), another indirect, wholly-owned subsidiary of VCH, serves as the distributor of each Fund's shares on a continuing, best-efforts basis in replacement of USAA Investment Management Company.

References to AMCO and the Manager throughout the SAI hereby are updated to refer to Victory Capital as the context requires. References to IMCO and the Distributor throughout the SAI hereby are updated to refer to VCA as the context requires. In addition, the Transfer Agent has changed its name to Victory Capital Transfer Agency, Inc. (VCTA).

On the cover page, the first sentence of the second paragraph hereby is removed and replaced with the following:

You may obtain a free copy of the prospectus dated August 1, 2018, for the Fund by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 235-8396.

Under "Valuation of Securities" on page 2, the fifth, seventh, and eighth paragraphs hereby are removed and replaced with the following:

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and stale price monitoring.

The investments of the Fund are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Board. The Service uses evaluated bid or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities the interest on which is excludable from gross income for federal income tax purposes (tax-exempt securities), of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions.

Investments in non-exchange traded open-end investment companies are valued at their NAV at the end of each business day. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale on the prior trading date. Options are valued at the mean between the last bid and ask prices. Short- term debt securities with original or remaining maturities of 60 days or less may be stated at amortized cost, provided that it is determined that amortized cost represents the fair value of such securities. The Fund has adopted policies and procedures under which the Committee, subject to supervision by the Board, monitors the continued appropriateness of amortized cost valuation for such securities. Repurchase agreements are valued at cost, which approximates market value.

Under "Conditions of Purchase and Redemption" on page 3, the paragraph under "Nonpayment" hereby is removed and replaced with the following:

1

If any order to purchase shares directly from the Trust is canceled due to nonpayment or if the Trust does not receive good funds by check or electronic funds transfer, Victory Capital Transfer Agency, Inc. (Transfer Agent), formerly known as USAA Shareholder Account Services, will treat the cancellation as a redemption of shares purchased, and you may be responsible for any resulting loss incurred by the Fund or the Manager. If you hold shares in an account with the Transfer Agent, the Transfer Agent can redeem shares from any of your account(s) with the Transfer Agent as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in other funds sponsored or managed by Victory Capital. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Under "Additional Information Regarding Redemption of Shares" on page 4, the first sentence of the second paragraph hereby is removed and replaced with the following:

Shares of the Fund may be offered to other investment companies that are structured as funds-of-funds, to institutional investors, to financial intermediaries, and to other large investors (e.g., managed account programs offered by affiliated and unaffiliated investment advisers).

Under "Additional Information Regarding Redemption of Shares" on page 3, the first sentence of the fourth paragraph hereby is removed and replaced with the following:

Accounts held with the Transfer Agent with a balance of less than $500 may be subject to automatic redemption, provided that (1) the value of the account has been reduced, below the minimum initial investment in such Fund at the time the account was established, for reasons other than market action, (2) the account has remained below the minimum level for six months, and (3) 30 days' prior written notice of the proposed redemption has been sent to you.

Under "Fund's Right to Reject Purchases and Exchange Orders and Limit Trading in Accounts" on page 4, the first sentence of the first paragraph and the third bullet under the second paragraph hereby are removed and replaced with the following:

The main safeguard of the Funds and each series of the Trust (together, the USAA Funds) against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

•Purchases and sales made through USAA Managed Portfolios-UMP®, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated managed investment accounts;

Under "Investment Plans" and "Automatic Purchase of Shares" on page 5, the paragraphs on Direct Purchase Service, Direct Deposit Program, and Government Allotment hereby are removed.

Under "Systematic Withdrawal Plan" on page 5, the first paragraph hereby is removed and replaced with the following:

If you own shares in a single investment account (accounts in different USAA Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You also may elect to have such withdrawals invested in another USAA Fund.

Under the section entitled "Borrowing Money and Issuing Senior Securities" under "Investment Policies" on page 6, the second paragraph hereby is removed and replaced with the following:

Effective July 1, 2019, the Fund participates, along with other USAA Funds and series of Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds, in a short-term, demand note line of credit agreement with Citibank, N.A. (Citibank). Under the agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet

2

temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Under the section entitled "Investment Policies" on page 6, the following paragraph is inserted:

Interfund Borrowing and Lending. The Funds are entitled to rely on an exemptive order from the SEC allowing them to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (the "Interfund Lending Program"). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an "Interfund Loan"), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans will consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank borrowing, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default by the Fund will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the master interfund lending agreement, entitling the lending Fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets, provided that if the borrowing Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the lending Fund's Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing Fund's total outstanding borrowings immediately after an Interfund Loan would be greater than 10% of its total assets, the Fund may borrow through the Interfund Lending Program only on a secured basis. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund's fundamental restrictions or non-fundamental policies.

No Fund may lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund's aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund's Interfund Loans to any one Fund shall not exceed 5% of the lending Fund's net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund. The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund borrowing and lending are designed to minimize the risks associated with interfund borrowing and lending for both a lending Fund and a borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one business day's notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that a borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund or from a borrowing Fund could result in a lost investment opportunity or additional costs. No Fund may borrow more than the amount permitted by its investment limitations. The Interfund Lending Program is subject to the oversight and periodic review of the Board.

Under "Trustees and Officers of the Trust" on pages 36 and following, the following changes are made:

•The first paragraph, and the first paragraph under "Board Leadership Structure," hereby are removed and replaced with the following:

The Board consists of 10 Trustees who supervise the business affairs of the Trust. The Board is responsible for the general oversight of the Fund's business and for assuring that the Fund is managed in the best interests of the Fund's shareholders. The Board periodically reviews the Fund's investment performance as well as the quality of other services provided to the Fund and its shareholders by each of the Fund's service providers, including Victory Capital and its affiliates.

3

Board Leadership Structure

The Board is comprised of a super-majority (80% or more) of Trustees who are not "interested persons" (as defined under the 1940 Act) of the Funds (the Independent Trustees) and two Trustees who are "interested persons" of the Funds (Interested Trustees). Mr. Dan McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds. In addition, the Vice Chairman of the Board also has been designated a Lead Independent Trustee. The Chairman presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Funds' management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust's Master Trust Agreement or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Vice Chair and Lead Independent Trustee may call meetings of the Board and any Board committee whenever he deems it necessary, and presides at meetings of the Trustees in the absence of the Chair. The Vice Chair and Lead Independent Trustee participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. In addition, the Vice Chair and Lead Independent Trustee will coordinate activities performed by the Independent Trustees as a group and will serve as the main liaison between the Independent Trustees and the Funds' management and officers between meetings. The Vice Chair and Lead Independent Trustee may perform such other functions as may be requested by the Board from time to time. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.

•The tables of Independent Trustees, Interested Trustees, and Interested Officers on pages 37-41 hereby are removed and replaced with the following:

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
Independent Trustees
Robert L.	Trustee	Trustee since	Adjunct Professor in the Department of	One	None

Mason,		January 1997	Management Science and Statistics in the	registered
Ph.D.		and Chairman	College of Business at the University of Texas	investment
(July 1946)		from January	at San Antonio (2001-present); Institute	company
		2012 to	Analyst, Southwest Research Institute (03/02-	offering 47
		July 2019	01/16), which focuses on providing innovative	individual
			technology, science, and engineering services to	funds
clients around the world and is one of the oldest
independent, nonprofit, applied research and
development organizations in the United States.
He was employed at Southwest Research
Institute for 40 years. Dr. Mason brings to the
Board particular experience with information
technology matters, statistical analysis, and
human resources as well as over 22 years'
experience as a Board member of the USAA
family of funds.

Jefferson C.	Lead	Trustee since	Senior Managing Director, New York Life	One	Westhab, Inc.
Boyce	Independent	September	Investments, LLC (1992-2012), an investment	registered
(September	Trustee and	2013, Lead	manager. Mr. Boyce brings to the Board	investment
1957)	Vice Chairman	Independent	experience in financial investment management,	company
		Trustee and	and, in particular, institutional and retail mutual	offering 47
		Vice Chairman	funds, variable annuity products, broker dealers,	individual
		since July	and retirement programs, including experience	funds
		2019	in organizational development, marketing,
4

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
product development, and money management
as well as five years' experience as a Board
member of the USAA family of funds.

Dawn M.	Trustee	Trustee since	Manager of Finance, Menil Foundation, Inc.	One	None

Hawley		April 2014	(05/07-06/11), which is a private foundation	registered
(February			that oversees the assemblage of sculptures,	investment
1954)			prints, drawings, photographs, and rare books.	company
			Director of Financial Planning and Analysis and	offering 47
			Chief Financial Officer, AIM Management	individual
			Group, Inc. (10/87-01/06). Ms. Hawley brings	funds
to the Board experience in financial investment

management and, in particular, institutional and
retail mutual funds, variable annuity products,
broker dealers, and retirement programs,
including experience in financial planning,
budgeting, accounting practices, and
asset/liability management functions including
major acquisitions and mergers, as well as over
five years' experience as a Board member of
the USAA family of funds.
Paul L.	Trustee	Trustee since	Director, Cantor Opportunistic Alternatives	One	None
McNamara		January 2012	Fund, LLC (03/10-02/14), which is a closed-	registered
(July 1948)			end fund of funds by Cantor Fitzgerald	investment
			Investment Advisors, LLC. Mr. McNamara	company
			retired from Lord Abbett & Co. LLC, an	offering 47
			independent U.S. investment management firm,	individual
			as an Executive Member on 09/30/09, a	funds
position he held since 10/02. He had been
employed at Lord Abbett since 1996. Mr.
McNamara brings to the Board extensive
experience with the financial services industry
and, in particular, institutional and retail mutual
fund markets, including experience with mutual
fund marketing, distribution, and risk
management, as well as overall experience with
compliance and corporate governance issues.
Mr. McNamara also has experience serving as a
fund director as well as seven years' experience
as a Board member of the USAA family of
funds. Paul L. McNamara is of no relation to
Daniel S. McNamara.

Richard Y.	Trustee	Trustee since	Director, Elta North America (01/18-present),	One	None

Newton III		March 2017	which is a global leader in the design,	registered
(January			manufacture and support of innovative	investment
1956)			electronic systems in the ground, maritime,	company
			airborne and security domains for the nation's	offering 47
			warfighters, security personnel, and first	individual
			responders; Managing Partner, Pioneer	funds
Partnership Development Group (12/15-
present); Executive Director, The Union League
Club of New York (06/14-11/15); Executive
Vice President, Air Force Association (08/12-
05/14); Lieutenant General, United States Air
Force (01/08-06/12). Lieutenant General
Newton (Ret.) served 34 years of active duty in
the United States Air Force. Lt. Gen. Newton
retired as the Assistant Vice Chief of Staff and
5

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
Director of Air Staff at the Headquarters of the

U.S. Air Force where he was responsible for
overseeing the administration and organization
of the Air Staff, which develops policies, plans
and programs, establishes requirements, and
provides resources to support the Air Force's
mission. Lt. Gen. Newton is a graduate of the
United States Air Force Academy, Webster
University, and The National War College. Lt.
Gen. Newton brings to the Board extensive
management and military experience, as well as
over two years' experience as a Board member
of the USAA family of funds.

Barbara B.	Trustee	Trustee since	Senior Associate Dean of Degree programs at	One	None
Ostdiek,		January 2008	Jesse H. Jones Graduate School of Business at	registered
Ph.D.			Rice University (07/13-present); Associate	investment
(March			Professor of Finance at Jesse H. Jones Graduate	company
1964)			School of Business at Rice University (07/01-	offering 47
			present); Academic Director, El Paso	individual
			Corporation Finance Center at Jesse H. Jones	funds
Graduate School of Business at Rice University
(07/02-06/12). Dr. Ostdiek brings to the Board
particular experience with financial investment
management, education, and research as well as
over eleven years' experience as a Board
member of the USAA family of funds.

Michael F.	Trustee	Trustee since	President of Reimherr Business Consulting	One	None

Reimherr		January 2000	performing business valuations of medium to	registered
(August			large companies, developing business plans,	investment
1945)			budgets, internal financial reporting, and	company
			mergers and acquisitions (05/95-12/17); St.	offering 47
			Mary's University Investment Committee	individual
			overseeing University Endowment (06/14-	funds
present). Mr. Reimherr brings to the Board
particular experience with organizational
development, budgeting, finance, and capital
markets as well as over 19 years' experience as
a Board member of the USAA family of funds.

John C.	Trustee	Trustee since	Retired. Mr. Walters brings significant Board	One	Guardian
Walters		July 2019	experience including active involvement with	registered	Variable
(February			the board of a Fortune 500 company, and a	investment	Products Trust (16
1962)			proven record of leading large, complex	company	series), Lead
			financial organizations. He has a demonstrated	offering 47	Independent
			record of success in distribution, manufacturing,	individual	Director;
			investment brokerage, and investment	funds	Amerilife
			management in both the retail and institutional		Holdings LLC,
			investment businesses. He has substantial		Director;
			experience in the investment management		Stadion Money
			business with a demonstrated ability to develop		Management;
			and drive strategy while managing operational,		Director;
			financial, and investment risk.		University of
North Carolina
(Chapel Hill),
Member Board of
Governors.
6

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held

*The address for each Independent Trustee is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

**Under the Trust's organizational documents, each Trustee serves as a Trustee of the Trust during the lifetime of the Trust and until its termination except as such Trustee sooner dies, resigns, retires, or is removed. However, pursuant to a policy adopted by the Board, each elected or appointed Independent Trustee may serve as a Trustee until the Trustee reaches age 75, and the Interested Trustees may serve as a Trustee until the Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign, or may be removed by a written instrument signed by two-thirds of the number of Trustees before the removal, or may be removed by a vote of two-thirds of the outstanding shares of the Trust, at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered "interested persons" under the 1940 Act.

Name,	Position(s)	Term of Office		Total Number	Other
			Principal Occupation(s) Held	of USAA Funds
Address* and	Held with	and Length of		Overseen by	Directorships
Date of Birth	Fund	Time Served	During the Past Five Years	Trustee	Held
Interested Trustees
Daniel S.	Trustee and	Trustee since	President of Financial Advice & Solutions	One registered	None

McNamara	Chairman	January 2012	Group (FASG), USAA (02/13-present);	investment
(June 1966)		and Chairman	Director of USAA Asset Management	company
		since July	Company (AMCO), (08/11-present); Director	offering 47
		2019	of USAA Investment Management Company	individual
			(IMCO) (09/09-present); President, IMCO	funds
(09/09-04/14); President and Director of
USAA Shareholder Account Services (SAS)
(10/09-present); Senior Vice President of
USAA Financial Planning Services Insurance
Agency, Inc. (FPS) (04/11-present); Director
of FPS (12/13-present); President and Director
of USAA Investment Corporation (ICORP)
(03/10-present); Director of USAA Financial
Advisors, Inc. (FAI) (12/13-present). Mr.
McNamara brings to the Board extensive
experience in the financial services industry,
including experience as an officer of the Trust.

David C.	Trustee	Trustee since	Chairman and Chief Executive Officer (2013-	One registered	Trustee, Victory
Brown		July 2019	present), Co-Chief Executive Officer, (2011-	investment	Portfolios (42
(May 1972)			2013), Victory Capital Management Inc.;	company	series), Victory
			Chairman and Chief Executive Officer (2013-	offering 47	Portfolios II (26
			present), Victory Capital Holdings, Inc. Mr.	individual	series), Victory
			Brown brings to the Board extensive business,	funds	Variable
			finance and leadership skills gained and		Insurance Funds
(9 series)
developed through years of experience in the
financial services industry, including his
tenure overseeing the strategic direction as
CEO of Victory Capital. These skills,
combined with Mr. Brown's extensive
knowledge of the financial services industry
and demonstrated success in the development
and distribution of investment strategies and
products, enable him to provide valuable
insights to the Board and strategic direction for
the Funds.

*The address of the Interested Trustees is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

7

Name,	Position(s)	Term of Office	Principal Occupation(s) Held
Address* and	Held with	and Length of
Date of Birth	Fund	Time Served	During the Past Five Years
Officers
Chris Dyer	President	July 2019	Director of Mutual Fund Administration, Victory

(February 1962)			Capital Management Inc. (2004-present).

Scott Stahorsky	Vice President	July 2019	Manager, Fund Administration, Victory Capital
(July 1969)			Management Inc. (2015-present); Senior Analyst,
Fund Administration, Victory Capital Management
Inc. (2005-2015).

James K. De Vries	Treasurer	March 2018	Director, Victory Capital Management Inc. (7/1/19-

(April 1969)			present); Executive Director, Investment and
Financial Administration, USAA (2012-6/30/19);
Assistant Treasurer, USAA Mutual Funds Trust
(2013-2018). Mr. De Vries also serves as the Funds'
Principal Financial Officer.

Erin Wagner	Secretary	July 2019	Deputy General Counsel, Victory Capital
(February 1974)			Management Inc. (2013-present).

Allan Shaer	Assistant	July 2019	Senior Vice President, Financial

(March 1965)	Treasurer		Administration, Citi Fund Services Ohio, Inc.
(2016-present); Vice President, Mutual Fund
Administration, JP Morgan Chase Bank (2011-
2016).

Carol D. Trevino	Assistant	September	Manager, Victory Capital Management Inc.
(October 1965)	Treasurer	2018	(7/1/19-present); Accounting/ Financial Director,
USAA (12/13-6/30/19); Senior Accounting Analyst,
USAA (03/11-12/13).

*The address of each officer is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

•Under "Committees of the Board" on pages 41-42, the first seven paragraphs hereby are removed and replaced with the following:

The Board typically conducts regular meetings five or six times a year to review the operations of the Fund in the USAA family of funds. During the Fund's most recent fiscal year ended March 31, 2019, the Board held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board, which focus on particular matters. In addition, the Board may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board has five committees: an Executive Committee, an Audit and Compliance Committee, a Product Management and Distribution Committee, a Corporate Governance Committee, and an Investments Committee. The duties of these five Committees and their membership are as follows:

Executive Committee: Between the meetings of the Board and while the Board is not in session, the Executive Committee of the Board has all the powers and may exercise all the duties of the Board in the management of the business of the Trust which may be delegated to it by the Board. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, and Lead Independent Trustee Boyce are members of the Executive Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Executive Committee held no meetings.

Audit and Compliance Committee: The Audit and Compliance Committee of the Board of Trustees reviews the financial information and the independent auditor's reports and undertakes certain studies and analyses as directed by the Board. The Audit and

Compliance Committee has responsibility for the review of the Trust's compliance program and the performance of the Trust's chief

8

compliance officer, as well as responsibility for certain additional compliance matters. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Audit and Compliance Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Audit and Compliance Committee held four meetings.

Product Management and Distribution Committee: The Product Management and Distribution Committee of the Board reviews the Fund offered by the Trust and the respective investment objectives and policies, as well as the Manager's selection of subadvisers; oversees the distribution and marketing of the Fund; and assists the Board in overseeing certain third-party service providers and related matters. The Product Management and Distribution Committee provides oversight with respect to the sale and distribution of shares of the Fund, including payments made by the Fund pursuant to the Trust's 12b-1 Plan. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Product Management and Distribution Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Product Management and Distribution Committee held five meetings.

Corporate Governance Committee: The Corporate Governance Committee of the Board maintains oversight of the organization, performance, and effectiveness of the Board and the Independent Trustees. The Corporate Governance Committee is responsible for maintaining a policy on Board tenure and term limitations for the Independent Trustees, establishing procedures to identify and recruit potential candidates for Board membership, and recommending candidates to fill any vacancy for Independent Trustees on the Board. The Corporate Governance Committee has adopted procedures to consider nominees recommended by shareholders. Shareholders may send recommendations to Mr. Paul McNamara, chairman of the Corporate Governance Committee. To be considered by the Board, any recommendations for a nomination submitted by a shareholder must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Corporate Governance Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Corporate Governance Committee held six meetings.

Investments Committee: The Investments Committee assists the Board in fulfilling its responsibilities overseeing, among other things: the investment programs implemented by Victory Capital and/or, if applicable, the investment subadviser(s) for the Fund; the performance and portfolio composition of the Fund; and the valuation and liquidity of the Fund's assets. In addition, the Investments Committee coordinates the Board's consideration of investment advisory and underwriting agreements pursuant to Section 15(c) of the 1940 Act. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Investments Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Investments Committee held four meetings.

There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

Under the section titled "Advisory Agreement" under "The Trust's Manager" on page 44, the first six paragraphs hereby are removed and replaced with the following:

Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds effective July 1, 2019. Victory Capital's principal business address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Victory Capital is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. ("VCH") a publicly traded Delaware corporation. As of March 31, 2019, Victory Capital managed assets totaling in excess of $58.1 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds. Effective July 1, 2019, VCH acquired AMCO from its parent company and Victory Capital became the adviser to the Funds.

Subject to the authority of the Board, the Manager is responsible for the overall management and administration of the Funds' business affairs. Victory Capital is responsible for selecting each Fund's investments according to the Fund's investment objective, policies, and restrictions. Victory Capital is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Advisory Agreement also authorizes Victory Capital to retain one or more Subadvisers for the management of all or a portion of a Fund's investment. Under the Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of Subadvisory Agreements.

Advisory Agreement

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for the Fund. The Manager is authorized, subject to the control of the Board of the Trust, to determine the selection, amount, and time to buy or sell securities for the Fund.

9

For these services under this agreement, the Fund has agreed to pay the Manager a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in its operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material and all other expenses incidental to holding meetings of shareholders, including proxy solicitations therefor, unless otherwise required; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of the Manager; administrator, custodian, pricing and bookkeeping, registrar and transfer agent fees and expenses; fees and expenses related to the registration and qualification of the Funds' shares for distribution under state and federal securities laws; expenses of typesetting for printing prospectuses and SAIs and supplements thereto expenses of printing and mailing these sent to existing shareholders; (xi) insurance premiums for fidelity bonds and other coverage to the extent approved by the Trust's Board of Trustees; (xii) association membership dues authorized by the Trust's Board of Trustees; and (xiii) such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Trust is a party (or to which the Funds' assets are subject) and any legal obligation for which the Trust may have to provide indemnification to the Trust's Trustees and officers..

The Advisory Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

The Advisory Agreement will remain in effect until June 30, 2021, for each such Fund and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually (i) by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board (on behalf of such Fund), and (ii) by vote of a majority of the Trustees who are not interested persons of the Manager or (otherwise than as Trustees) of the Trust cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without payment of any penalty, by either the Trust or Victory Capital on 60 days' written notice and will automatically terminate in the event of its assignment (as defined by the 1940 Act).

Under "The Trust's Manager" and "Advisory Agreement" on page 48, the following sentence has been added to the paragraph immediately before "Computing the Performance Adjustment:"

Victory Capital will charge only the base fee (with no performance adjustments) for a period of 12 months following the effectiveness of the Advisory Agreement while Victory Capital develops a performance record for the applicable Funds.

Under the section titled "Administration and Servicing Agreement" under "The Trust's Manager" on page 46, the first two paragraphs hereby are removed and replaced with the following:

Under a Fund Administration, Servicing and Accounting Agreement effective July 1, 2019 (Administration Agreement), Victory Capital is obligated on a continuous basis to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Funds. Victory Capital may delegate one or more of its responsibilities to others at its expense. Citi Fund Services of Ohio, Inc. ("Citi") serves as sub-administrator and sub-fund accountant to the Trust pursuant to an agreement with Victory Capital, as disclosed in greater detail under "Sub-Administrator and Sub-Fund Accountant". As administrator, Victory Capital supervises the Trust's operations, including the services that Citi provides to the Funds as sub-administrator, but excluding those that Victory Capital provides as investment adviser, all subject to the supervision of the Board. Prior to July 1, 2019, AMCO served as the Funds' administrator under a separate agreement.

Victory Capital coordinates the preparation, filing and distribution of amendments to the Trust's registration statement on Form N-1A, supplements to prospectuses and SAIs, and proxy materials in connection with shareholder meetings; drafts shareholder communications, including annual and semi-annual reports; administers the Trust's other service provider contracts; monitors compliance with investment restrictions imposed by the 1940 Act, each Fund's investment objective, defined investment policies, and restrictions, tax diversification, and distribution and income requirements; coordinates the Funds' service arrangements with financial institutions that make the Funds' shares available to their customers; assists with regulatory compliance; supplies individuals to serve as Trust officers; prepares Board meeting materials; and annually determines whether the services that it provides (or the services that Citi provides as sub-administrator) are adequate and complete.

10

Victory Capital also performs fund accounting services for each Fund. The fund accountant calculates each Fund's NAV, the dividend and capital gain distribution, if any, and the yield. The fund accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds.

In addition, the Funds may reimburse Victory Capital for its reasonable out-of-pocket expenses incurred as a result of providing the services under the Administration Agreement.

The Administration Agreement provides that the Manager shall not be liable for any action or inaction, except for any action or inaction constituting willful misfeasance, bad faith or negligence in the performance of its duties hereunder or the reckless disregard of such duties.

Under "The Trust's Manager" on page 46, the section titled "Code of Ethics" is removed and replaced with the following:

Codes of Ethics

Each of the Trust, the Manager and the Distributor has adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Manger Code of Ethics applies to all Access Personnel (the Manager's directors and officers and employees with investment advisory duties) and all Supervised Personnel (all of the Manager's directors, officers and employees). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Manager Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Funds. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

Under "Distribution Services" on page 46, the following paragraph is added at the end:

USAA is a party to agreements with Victory Capital that provide compensation to USAA in connection with making referrals of USAA Members to the USAA Mutual Funds, the VictoryShares USAA ETF Funds, and the USAA 529 College Savings Plan managed by Victory Capital.

The Section titled, "Portfolio Manager Disclosure," on pages 49-50, hereby is removed and replaced with the following:

PORTFOLIO MANAGER DISCLOSURE

VICTORY CAPITAL—USAA INVESTMENTS, A Victory Capital Investment Franchise

Other Accounts Managed

The following table sets forth other accounts for which the Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other Pooled	Other	Registered	Other Pooled	Other
	Investment	Investment		Investment	Investment
	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Name of Portfolio Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
New York Bond Fund
Regina Conklin ......................	6/$10,306	--	--	6/$10,306	--	--
John Bonnell*.........................	6/$10,306	--	--	6/$10,306	--	--
Andrew Hattman* ...................	9/$21,677	--	--	6/$10,306	--	--

*Effective July 1, 2019, John Bonnell and Andrew Hattman began co-managing the Fund. The numbers shown are as of March 31, 2019.

11

Conflicts of Interest: The Manager's portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues. The Manager has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Manager has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Manager's investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Manager's compliance program will achieve its intended result.

Compensation:

Portfolio Manager Compensation for Calendar Year 2019

For the year ending December 31, 2019, the following description will apply to the compensation of the portfolio managers who are part of the USAA Investments franchise and who were previously employees of AMCO.

The compensation structure for portfolio managers includes a base salary, a performance-based bonus, and an annual short-term corporate incentive and long-term incentive compensation. Base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation and interim evaluation, or if the portfolio manager is promoted.

Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Funds managed by the portfolio manager relative to predetermined benchmarks over one-, three-, and five-year periods. The benchmarks used include broad- based market indexes, a composite of broad-based market indexes or applicable Lipper or iMoneyNet, Inc. category. Greater weight generally is placed on the five-year performance of a USAA Fund relative to its benchmark.

The following benchmarks will be used to measure the portfolio managers' performance for the USAA Funds they manage:

Portfolio Manger	Fund	Benchmark(s)
Regina Conklin.......................................................................................	New York Bond Fund	New York Municipal Debt
John Bonnell* ........................................................................................	New York Bond Fund	New York Municipal Debt
Andrew Hattman*...................................................................................	New York Bond Fund	New York Municipal Debt

*John Bonnell and Andrew Hattman began co-managing the Fund on July 1, 2019.

Portfolio managers also are eligible to receive an annual corporate bonus based on the attainment of certain corporate and individual performance metrics. In addition, portfolio managers have a long-term incentive compensation component. The Adviser's portfolio managers may participate in the equity ownership plan of the Adviser's parent company. There is an ongoing equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the individual's performance and seniority.

Portfolio Manager Compensation after Calendar Year 2019

The following description will apply to the compensation of the portfolio managers who are part of the USAA Investments franchise for years beginning January 1, 2020, or later.

The Manager has designed the structure of its portfolio managers' compensation to (1) align portfolio managers' interests with those of the Manager's clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Manager attract and retain high-quality investment professionals, and (3) contribute to the Manager's overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Manager receives a performance fee) (together, "Accounts"). A portfolio manager's base salary is dependent on the portfolio manager's level of experience and expertise. The Manager monitors each portfolio manager's base salary relative to salaries paid for similar positions with peer firms by reviewing data

12

provided by various independent, third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

Members of the Manager's Victory Solutions platform may earn incentive compensation based on the performance of the Victory Solutions platform. Members of the Manager's other investment franchises may earn incentive compensation based on a percentage of the Manager's revenue attributable to fees paid by Accounts managed by that team. The chief investment officer or a senior member of the team, in coordination with the Manager, determines the allocation of the incentive compensation earned by the team among the team's portfolio managers by establishing a "target" incentive for each portfolio manager based on the portfolio manager's level of experience and expertise in the portfolio manager's investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Manager's philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager's portfolio or Fund relative to a selected peer group(s). The overall performance results for a portfolio manager are based on the composite performance of all Accounts managed by that manager on a combination of one-, three-, and five-year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

The Manager's portfolio managers may participate in the equity ownership plan of the Manager's parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager's performance and seniority.

Portfolio Ownership: As of the fiscal year ended March 31, 2019, the portfolio managers beneficially owned shares of the Fund they managed as follows:

Portfolio Manager	Fund	Dollar Range
Regina Conklin .................................................................................................	New York Bond Fund
John Bonnell*....................................................................................................	New York Bond Fund	$0-$10,000
Andrew Hattman*..............................................................................................	New York Bond Fund	$0-$10,000

*John Bonnell and Andrew Hattman began co-managing the Fund on July 1, 2019.

The section titled "Custodian and Accounting Agent" under "General Information" on page 52 hereby is removed and replaced with the following:

Custodian

Effective August 5, 2019, Citibank, N.A., 388 Greenwich St., New York, New York 10013, will be the custodian for the Funds. The custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund's securities, and collecting interest on the Funds' investments. In addition, assets of the Funds may be held by certain foreign subcustodians and foreign securities depositories as agents of the custodian in accordance with the rules and regulations established by the SEC.

The following section is added under "General Information" on page 52:

Sub-Administrator and Sub-Fund Accountant

Effective August 5, 2019, Citi Fund Services Ohio, Inc. (Citi) will serve as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Agreement dated October 1, 2015, as amended, by and between Victory Capital and Citi. Citi assists in supervising all operations of the Funds (other than those performed by Victory Capital either as investment adviser or administrator), subject to the supervision of the Board.

Under the Sub-Administration and Sub-Fund Accounting Agreement, for the sub-administration services that Citi renders to the Funds, other series of the Trust, and the series of Victory Portfolios (VP), Victory Portfolios II (VPII) and Victory Variable Insurance Funds (VVIF), Victory Capital pays Citi a fee, computed daily and paid monthly, at the following annual rates: 0.011% of the first $50 billion of aggregate net assets of the Trust, VP, VPII and VVIF net assets; plus 0.01% of aggregate net assets of Trust, VP, VPII and VVIF net assets from $50 billion to $100 billion; plus 0.0085% of aggregate net assets of the Trust, VP, VPII and VVIF net assets from $100 billion to $125 billion; plus 0.0065% of aggregate Trust, VP, VPII and VVIF net assets in excess of $125 billion. Citi may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the net income of the Funds available for distribution to shareholders. Additional fees apply for providing certain services relating to implementing the new reports required by the new RIC Modernization rules adopted by the SEC under the 1940 Act. In addition, the Trust, VP, VPII and

13

VVIF reimburse Citi for all of its reasonable out-of-pocket expenses incurred as a result of providing the services under the Sub- Administration and Sub-Fund Accounting Agreement.

The Sub-Administration and Sub-Fund Accounting Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Agreement.

Under the Sub-Administration and Sub-Fund Accounting Agreement, Citi calculates Trust expenses and make disbursements; calculates capital gain and distribution information; registers the Funds' shares with the states; prepares shareholder reports and reports to the SEC on Forms N-CEN, N-PORT, and N-CSR; coordinates dividend payments; calculates the Funds' performance information; files the Trust's tax returns; supplies individuals to serve as Trust officers; monitors the Funds' status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and Trustees' and officers'/errors and omissions insurance policies for the Trust; and assists in the annual audit of the Funds.

The section titled "Underwriter" under "General Information" on page 52 hereby is removed and replaced with the following:

Underwriter and Distributor

The Trust has an agreement with Victory Capital Advisers, Inc. (VCA), 4900 Tiedeman Road, Brooklyn, Ohio 44144, an affiliate of the Manager, for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that VCA will receive no fee or other compensation for such distribution services, but may receive 12b-1 fees with respect to Adviser Shares.

The following section is added under "General Information" on page 52:

Sub-Transfer Agent

Under its agreement with the Trust, the Transfer Agent may delegate one or more of its responsibilities to others at its expense. Effective July 1, 2019, the Transfer Agent has engaged FIS Investor Services LLC (FIS), 4249 Easton Way, Suite 400, Columbus, Ohio 43219, to serve as sub-transfer agent and dividend disbursing agent for the Funds. Under its agreement with the Transfer Agent, FIS has agreed to (1) issue and redeem shares of the Funds; (2) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders;

(3)respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Board concerning the Funds' operations.

** * * *

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99515-0719

14

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED JULY 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2018

Virginia Bond Fund Shares (USVAX)	Virginia Bond Fund Adviser Shares (UVABX)

This Supplement updates certain information contained in the above-referenced Statement of Information (SAI) for the USAA mutual funds ("Funds") and supersedes the Supplement dated November 7, 2018, in its entirety.

On July 1, 2019, Victory Capital Holdings, Inc. (VCH), a global investment management firm, acquired all of the interests of (1) USAA Asset Management Company (AMCO or Predecessor Manager), the investment adviser to the Funds, and (2) USAA Shareholder Account Services (Transfer Agent), the transfer agent to the Funds, from United Services Automobile Association, AMCO's parent company (the Transaction). As a result of the Transaction, Victory Capital Management Inc. (Victory Capital or Manager), an indirect, wholly-owned subsidiary of VCH, became the investment adviser to the Funds. Victory Capital Advisers, Inc. (VCA or Distributor), another indirect, wholly-owned subsidiary of VCH, serves as the distributor of each Fund's shares on a continuing, best-efforts basis in replacement of USAA Investment Management Company.

References to AMCO and the Manager throughout the SAI hereby are updated to refer to Victory Capital as the context requires. References to IMCO and the Distributor throughout the SAI hereby are updated to refer to VCA as the context requires. In addition, the Transfer Agent has changed its name to Victory Capital Transfer Agency, Inc. (VCTA).

On the cover page, the first sentence of the second paragraph hereby is removed and replaced with the following:

You may obtain a free copy of the prospectus dated August 1, 2018, for the Fund by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 235-8396.

Under "Valuation of Securities" on page 2, the fifth, seventh and eighth paragraphs hereby are removed and replaced with the following:

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and stale price monitoring.

The investments of the Fund are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Board. The Service uses evaluated bid or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities the interest on which is excludable from gross income for federal income tax purposes (tax-exempt securities) of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions.

Investments in non-exchange traded open-end investment companies are valued at their NAV at the end of each business day. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale on the prior trading date. Options are valued at the mean between the last bid and ask prices. Short-term debt securities with original or remaining maturities of 60 days or less may be stated at amortized cost, provided that it is determined that amortized cost represents the fair value of such securities. The Fund has adopted policies and procedures under which the Committee, subject to supervision by the Board, monitors the continued appropriateness of amortized cost valuation for such securities. Repurchase agreements are valued at cost, which approximates market value.

Under "Conditions of Purchase and Redemption" on page 3, the paragraph under "Nonpayment" hereby is removed and replaced with the following:

If any order to purchase shares directly from the Trust is canceled due to nonpayment or if the Trust does not receive good funds by check or electronic funds transfer, Victory Capital Transfer Agency, Inc. (Transfer Agent), formerly known as USAA Shareholder Account Services, will treat the cancellation as a redemption of shares purchased, and you may be responsible for any resulting loss incurred by the Fund or the Manager. If you hold shares in an account with the Transfer Agent, the Transfer Agent can redeem shares from any of your account(s) with the Transfer Agent as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in other funds sponsored or managed by Victory Capital. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Under "Additional Information Regarding Redemption of Shares" on page 3, the first sentence of the second paragraph hereby is removed and replaced with the following:

Shares of the Fund may be offered to other investment companies that are structured as funds-of-funds, to institutional investors, to financial intermediaries, and to other large investors (e.g., managed account programs offered by affiliated and unaffiliated investment advisers).

Under "Additional Information Regarding Redemption of Shares" on page 3, the first sentence of the fourth paragraph hereby is removed and replaced with the following:

Accounts held with the Transfer Agent with a balance of less than $500 may be subject to automatic redemption, provided that (1) the value of the account has been reduced, below the minimum initial investment in such Fund at the time the account was established, for reasons other than market action, (2) the account has remained below the minimum level for six months, and (3) 30 days' prior written notice of the proposed redemption has been sent to you.

Under "Fund's Right to Reject Purchases and Exchange Orders and Limit Trading in Accounts" on page 4, the first sentence of the first paragraph and the third bullet under the second paragraph hereby are removed and replaced with the following:

The main safeguard of the Funds and each series of the Trust (together, the USAA Funds) against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

•Purchases and sales made through USAA Managed Portfolios-UMP®, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated managed investment accounts;

Under "Investment Plans" and "Automatic Purchase of Shares" on page 5, the paragraphs on Direct Purchase Service, Direct Deposit Program, and Government Allotment hereby are removed.

Under "Systematic Withdrawal Plan" on page 5, the first paragraph hereby is removed and replaced with the following:

If you own shares in a single investment account (accounts in different USAA Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You also may elect to have such withdrawals invested in another USAA Fund.

Under the section entitled "Borrowing Money and Issuing Senior Securities" under "Investment Policies" on page 6, the second paragraph hereby is removed and replaced with the following:

Effective July 1, 2019, the Fund participates, along with other USAA Funds and series of Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds, in a short-term, demand note line of credit agreement with Citibank, N.A. (Citibank). Under the agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank

2

receives an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Under the section entitled "Investment Policies" on page 6, the following paragraph is inserted:

Interfund Borrowing and Lending. The Funds are entitled to rely on an exemptive order from the SEC allowing them to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (the "Interfund Lending Program"). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an "Interfund Loan"), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans will consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank borrowing, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default by the Fund will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the master interfund lending agreement, entitling the lending Fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets, provided that if the borrowing Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the lending Fund's Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing Fund's total outstanding borrowings immediately after an Interfund Loan would be greater than 10% of its total assets, the Fund may borrow through the Interfund Lending Program only on a secured basis. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund's fundamental restrictions or non-fundamental policies.

No Fund may lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund's aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund's Interfund Loans to any one Fund shall not exceed 5% of the lending Fund's net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund. The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund borrowing and lending are designed to minimize the risks associated with interfund borrowing and lending for both a lending Fund and a borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one business day's notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that a borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund or from a borrowing Fund could result in a lost investment opportunity or additional costs. No Fund may borrow more than the amount permitted by its investment limitations. The Interfund Lending Program is subject to the oversight and periodic review of the Board.

Under "Trustees and Officers of the Trust" on pages 27 and following, the following changes are made:

•The first paragraph, and the first paragraph under "Board Leadership Structure," hereby are removed and replaced with the following:

The Board consists of 10 Trustees who supervise the business affairs of the Trust. The Board is responsible for the general oversight of the Fund's business and for assuring that the Fund is managed in the best interests of the Fund's shareholders. The Board periodically reviews the Fund's investment performance as well as the quality of other services provided to the Fund and its shareholders by each of the Fund's service providers, including Victory Capital and its affiliates.

3

Board Leadership Structure

The Board is comprised of a super-majority (80% or more) of Trustees who are not "interested persons" (as defined under the 1940 Act) of the Funds (the Independent Trustees) and two Trustees who are "interested persons" of the Funds (Interested Trustees). Mr. Dan McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds. In addition, the Vice Chairman of the Board also has been designated a Lead Independent Trustee. The Chairman presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Funds' management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust's Master Trust Agreement or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Vice Chair and Lead Independent Trustee may call meetings of the Board and any Board committee whenever he deems it necessary, and presides at meetings of the Trustees in the absence of the Chair. The Vice Chair and Lead Independent Trustee participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. In addition, the Vice Chair and Lead Independent Trustee will coordinate activities performed by the Independent Trustees as a group and will serve as the main liaison between the Independent Trustees and the Funds' management and officers between meetings. The Vice Chair and Lead Independent Trustee may perform such other functions as may be requested by the Board from time to time. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.

•The tables of Independent Trustees, Interested Trustees, and Interested Officers on pages 28-33 hereby are removed and replaced with the following:

Number of
Portfolios in
Name,		Term of		Fund
Address*	Position(s)	Office** and		Complex	Other
and Date of	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
Independent Trustees
Robert L.	Trustee	Trustee since	Adjunct Professor in the Department of	One	None

Mason,		January 1997	Management Science and Statistics in the	registered
Ph.D.		and Chairman	College of Business at the University of Texas	investment
(July 1946)		from January	at San Antonio (2001-present); Institute	company
		2012 to	Analyst, Southwest Research Institute (03/02-	offering 47
		July 2019	01/16), which focuses on providing innovative	individual
			technology, science, and engineering services to	funds
clients around the world and is one of the oldest
independent, nonprofit, applied research and
development organizations in the United States.
He was employed at Southwest Research
Institute for 40 years. Dr. Mason brings to the
Board particular experience with information
technology matters, statistical analysis, and
human resources as well as over 22 years'
experience as a Board member of the USAA
family of funds.

Jefferson C.	Lead	Trustee since	Senior Managing Director, New York Life	One	Westhab, Inc.
Boyce	Independent	September	Investments, LLC (1992-2012), an investment	registered
(September	Trustee and	2013, Lead	manager. Mr. Boyce brings to the Board	investment
1957)	Vice Chairman	Independent	experience in financial investment management,	company
4

Number of
Portfolios in
Name,		Term of		Fund
Address*	Position(s)	Office** and		Complex	Other
and Date of	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
		Trustee and	and, in particular, institutional and retail mutual	offering 47
		Vice Chairman	funds, variable annuity products, broker dealers,	individual
		since July	and retirement programs, including experience	funds
		2019	in organizational development, marketing,
product development, and money management
as well as five years' experience as a Board
member of the USAA family of funds.

Dawn M.	Trustee	Trustee since	Manager of Finance, Menil Foundation, Inc.	One	None

Hawley		April 2014	(05/07-06/11), which is a private foundation	registered
(February			that oversees the assemblage of sculptures,	investment
1954)			prints, drawings, photographs, and rare books.	company
			Director of Financial Planning and Analysis and	offering 47
			Chief Financial Officer, AIM Management	individual
			Group, Inc. (10/87-01/06). Ms. Hawley brings	funds
to the Board experience in financial investment
management and, in particular, institutional and
retail mutual funds, variable annuity products,
broker dealers, and retirement programs,
including experience in financial planning,
budgeting, accounting practices, and
asset/liability management functions including
major acquisitions and mergers, as well as over
five years' experience as a Board member of
the USAA family of funds.
Paul L.	Trustee	Trustee since	Director, Cantor Opportunistic Alternatives	One	None
McNamara		January 2012	Fund, LLC (03/10-02/14), which is a closed-	registered
(July 1948)			end fund of funds by Cantor Fitzgerald	investment
			Investment Advisors, LLC. Mr. McNamara	company
			retired from Lord Abbett & Co. LLC, an	offering 47
			independent U.S. investment management firm,	individual
			as an Executive Member on 09/30/09, a	funds
position he held since 10/02. He had been
employed at Lord Abbett since 1996. Mr.
McNamara brings to the Board extensive
experience with the financial services industry
and, in particular, institutional and retail mutual
fund markets, including experience with mutual
fund marketing, distribution, and risk
management, as well as overall experience with
compliance and corporate governance issues.
Mr. McNamara also has experience serving as a
fund director as well as seven years' experience
as a Board member of the USAA family of
funds. Paul L. McNamara is of no relation to
Daniel S. McNamara.

5

Number of
Portfolios in
Name,		Term of		Fund
Address*	Position(s)	Office** and		Complex	Other
and Date of	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
Richard Y.	Trustee	Trustee since	Director, Elta North America (01/18-present),	One	None

Newton III		March 2017	which is a global leader in the design,	registered
(January			manufacture and support of innovative	investment
1956)			electronic systems in the ground, maritime,	company
			airborne and security domains for the nation's	offering 47
			warfighters, security personnel, and first	individual
			responders; Managing Partner, Pioneer	funds
Partnership Development Group (12/15-
present); Executive Director, The Union League
Club of New York (06/14-11/15); Executive
Vice President, Air Force Association (08/12-
05/14); Lieutenant General, United States Air
Force (01/08-06/12). Lieutenant General
Newton (Ret.) served 34 years of active duty in
the United States Air Force. Lt. Gen. Newton
retired as the Assistant Vice Chief of Staff and
Director of Air Staff at the Headquarters of the
U.S. Air Force where he was responsible for
overseeing the administration and organization
of the Air Staff, which develops policies, plans
and programs, establishes requirements, and
provides resources to support the Air Force's
mission. Lt. Gen. Newton is a graduate of the
United States Air Force Academy, Webster
University, and The National War College. Lt.
Gen. Newton brings to the Board extensive
management and military experience, as well as
over two years' experience as a Board member
of the USAA family of funds.

Barbara B.	Trustee	Trustee since	Senior Associate Dean of Degree programs at	One	None
Ostdiek,		January 2008	Jesse H. Jones Graduate School of Business at	registered
Ph.D.			Rice University (07/13-present); Associate	investment
(March			Professor of Finance at Jesse H. Jones Graduate	company
1964)			School of Business at Rice University (07/01-	offering 47
			present); Academic Director, El Paso	individual
			Corporation Finance Center at Jesse H. Jones	funds
Graduate School of Business at Rice University
(07/02-06/12). Dr. Ostdiek brings to the Board
particular experience with financial investment
management, education, and research as well as
over eleven years' experience as a Board
member of the USAA family of funds.

Michael F.	Trustee	Trustee since	President of Reimherr Business Consulting	One	None

Reimherr		January 2000	performing business valuations of medium to	registered
(August			large companies, developing business plans,	investment
1945)			budgets, internal financial reporting, and	company
			mergers and acquisitions (05/95-12/17); St.	offering 47
			Mary's University Investment Committee	individual
6

Number of
Portfolios in
Name,		Term of		Fund
Address*	Position(s)	Office** and		Complex	Other
and Date of	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
			overseeing University Endowment (06/14-	funds

present). Mr. Reimherr brings to the Board
particular experience with organizational
development, budgeting, finance, and capital
markets as well as over 19 years' experience as
a Board member of the USAA family of funds.

John C.	Trustee	Trustee since	Retired. Mr. Walters brings significant Board	One	Guardian
Walters		July 2019	experience including active involvement with	registered	Variable
(February			the board of a Fortune 500 company, and a	investment	Products Trust (16
1962)			proven record of leading large, complex	company	series), Lead
			financial organizations. He has a demonstrated	offering 47	Independent
			record of success in distribution, manufacturing,	individual	Director;
			investment brokerage, and investment	funds	Amerilife
			management in both the retail and institutional		Holdings LLC,
			investment businesses. He has substantial		Director;
			experience in the investment management		Stadion Money
			business with a demonstrated ability to develop		Management;
			and drive strategy while managing operational,		Director;
			financial, and investment risk.		University of
North Carolina
(Chapel Hill),
Member Board of
Governors.

*The address for each Independent Trustee is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

**Under the Trust's organizational documents, each Trustee serves as a Trustee of the Trust during the lifetime of the Trust and until its termination except as such Trustee sooner dies, resigns, retires, or is removed. However, pursuant to a policy adopted by the Board, each elected or appointed Independent Trustee may serve as a Trustee until the Trustee reaches age 75, and the Interested Trustees may serve as a Trustee until the Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign, or may be removed by a written instrument signed by two-thirds of the number of Trustees before the removal, or may be removed by a vote of two-thirds of the outstanding shares of the Trust, at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

7

Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered "interested persons" under the 1940 Act.

Name,	Position(s)	Term of Office				Total Number	Other
of USAA Funds
Address* and	Held with	and Length of	Principal	Occupation(s)	Held	Overseen by	Directorships
Date of Birth	Fund	Time Served	During the Past Five Years			Trustee	Held
Interested Trustees
Daniel S.	Trustee and	Trustee since	President of Financial Advice & Solutions			One registered	None

McNamara	Chairman	January 2012	Group (FASG), USAA (02/13-present);			investment
(June 1966)		and Chairman	Director of USAA Asset Management			company
		since July	Company (AMCO), (08/11-present); Director			offering 47
		2019	of USAA Investment Management Company			individual
			(IMCO) (09/09-present); President, IMCO			funds
(09/09-04/14); President and Director of
USAA Shareholder Account Services (SAS)
(10/09-present); Senior Vice President of
USAA Financial Planning Services Insurance
Agency, Inc. (FPS) (04/11-present); Director
of FPS (12/13-present); President and Director
of USAA Investment Corporation (ICORP)
(03/10-present); Director of USAA Financial
Advisors, Inc. (FAI) (12/13-present). Mr.
McNamara brings to the Board extensive
experience in the financial services industry,
including experience as an officer of the Trust.

David C.	Trustee	Trustee since	Chairman and Chief Executive Officer (2013-			One registered	Trustee, Victory
Brown		July 2019	present), Co-Chief Executive Officer, (2011-			investment	Portfolios (42
(May 1972)			2013), Victory Capital Management Inc.;			company	series), Victory
			Chairman and Chief Executive Officer (2013-			offering 47	Portfolios II (26
			present), Victory Capital Holdings, Inc. Mr.			individual	series), Victory
			Brown brings to the Board extensive business,			funds	Variable
			finance and leadership skills gained and				Insurance Funds
			developed through years of experience in the				(9 series)
financial services industry, including his
tenure overseeing the strategic direction as
CEO of Victory Capital. These skills,
combined with Mr. Brown's extensive
knowledge of the financial services industry
and demonstrated success in the development
and distribution of investment strategies and
products, enable him to provide valuable
insights to the Board and strategic direction for
the Funds.

*The address of the Interested Trustees is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

8

Name,	Position(s)	Term of Office
Address* and	Held with	and Length of	Principal Occupation(s) Held
Date of Birth	Fund	Time Served	During the Past Five Years
Officers
Chris Dyer	President	July 2019	Director of Mutual Fund Administration, Victory

(February 1962)			Capital Management Inc. (2004 - present).

Scott Stahorsky	Vice President	July 2019	Manager, Fund Administration, Victory Capital
(July 1969)			Management Inc. (2015-present); Senior Analyst,
Fund Administration, Victory Capital Management
Inc. (2005-2015).

James K. De Vries	Treasurer	March 2018	Director, Victory Capital Management Inc. (7/1/19-

(April 1969)			present); Executive Director, Investment and
Financial Administration, USAA (2012-6/30/19);
Assistant Treasurer, USAA Mutual Funds Trust
(2013-2018). Mr. De Vries also serves as the Funds'
Principal Financial Officer.

Erin Wagner	Secretary	July 2019	Deputy General Counsel, Victory Capital
(February 1974)			Management Inc. (2013-present).

Allan Shaer	Assistant	July 2019	Senior Vice President, Financial

(March 1965)	Treasurer		Administration, Citi Fund Services Ohio, Inc.
(2016-present); Vice President, Mutual Fund
Administration, JP Morgan Chase Bank (2011-
2016).

Carol D. Trevino	Assistant	September	Manager, Victory Capital Management Inc.
(October 1965)	Treasurer	2018	(7/1/19-present); Accounting/ Financial Director,
USAA (12/13-6/30/19); Senior Accounting Analyst,
USAA (03/11-12/13).

*The address of each officer is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

•Under "Committees of the Board" on pages 33-34, the first seven paragraphs hereby are removed and replaced with the following:

The Board typically conducts regular meetings five or six times a year to review the operations of the Fund in the USAA family of funds. During the Fund's most recent fiscal year ended March 31, 2019, the Board held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board, which focus on particular matters. In addition, the Board may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board has five committees: an Executive Committee, an Audit and Compliance Committee, a Product Management and Distribution Committee, a Corporate Governance Committee, and an Investments Committee. The duties of these five Committees and their membership are as follows:

Executive Committee: Between the meetings of the Board and while the Board is not in session, the Executive Committee of the Board has all the powers and may exercise all the duties of the Board in the management of the business of the Trust which may be delegated to it by the Board. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, and Lead Independent Trustee Boyce are members of the Executive Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Executive Committee held no meetings.

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Audit and Compliance Committee: The Audit and Compliance Committee of the Board of Trustees reviews the financial information and the independent auditor's reports and undertakes certain studies and analyses as directed by the Board. The Audit and Compliance Committee has responsibility for the review of the Trust's compliance program and the performance of the Trust's chief compliance officer, as well as responsibility for certain additional compliance matters. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Audit and Compliance Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Audit and Compliance Committee held four meetings.

Product Management and Distribution Committee: The Product Management and Distribution Committee of the Board reviews the Fund offered by the Trust and the respective investment objectives and policies, as well as the Manager's selection of subadvisers; oversees the distribution and marketing of the Fund; and assists the Board in overseeing certain third-party service providers and related matters. The Product Management and Distribution Committee provides oversight with respect to the sale and distribution of shares of the Fund, including payments made by the Fund pursuant to the Trust's 12b-1 Plan. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Product Management and Distribution Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Product Management and Distribution Committee held five meetings.

Corporate Governance Committee: The Corporate Governance Committee of the Board maintains oversight of the organization, performance, and effectiveness of the Board and the Independent Trustees. The Corporate Governance Committee is responsible for maintaining a policy on Board tenure and term limitations for the Independent Trustees, establishing procedures to identify and recruit potential candidates for Board membership, and recommending candidates to fill any vacancy for Independent Trustees on the Board. The Corporate Governance Committee has adopted procedures to consider nominees recommended by shareholders. Shareholders may send recommendations to Mr. Paul McNamara, chairman of the Corporate Governance Committee. To be considered by the Board, any recommendations for a nomination submitted by a shareholder must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Corporate Governance Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Corporate Governance Committee held six meetings.

Investments Committee: The Investments Committee assists the Board in fulfilling its responsibilities overseeing, among other things: the investment programs implemented by Victory Capital and/or, if applicable, the investment subadviser(s) for the Fund; the performance and portfolio composition of the Fund; and the valuation and liquidity of the Fund's assets. In addition, the Investments Committee coordinates the Board's consideration of investment advisory and underwriting agreements pursuant to Section 15(c) of the 1940 Act. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Investments Committee. During the Fund's most recent fiscal year ended March 31, 2019, the Investments Committee held four meetings.

There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

Under the section titled "Advisory Agreement" under "The Trust's Manager" on pages 35-36, the first six paragraphs hereby are removed and replaced with the following:

Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds effective July 1, 2019. Victory Capital's principal business address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Victory Capital is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. ("VCH") a publicly traded Delaware corporation. As of March 31, 2019, Victory Capital managed assets totaling in excess of $58.1 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds. Effective July 1, 2019, VCH acquired AMCO from its parent company and Victory Capital became the adviser to the Funds.

Subject to the authority of the Board, the Manager is responsible for the overall management and administration of the Funds' business affairs. Victory Capital is responsible for selecting each Fund's investments according to the Fund's investment objective, policies, and restrictions. Victory Capital is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Advisory Agreement also authorizes Victory Capital to retain one or more Subadvisers for the management of all or a portion of a Fund's investment. Under the Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of Subadvisory Agreements.

10

Advisory Agreement

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for the Fund. The Manager is authorized, subject to the control of the Board of the Trust, to determine the selection, amount, and time to buy or sell securities for the Fund.

For these services under this agreement, the Fund has agreed to pay the Manager a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in its operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material and all other expenses incidental to holding meetings of shareholders, including proxy solicitations therefor, unless otherwise required; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of the Manager; administrator, custodian, pricing and bookkeeping, registrar and transfer agent fees and expenses; fees and expenses related to the registration and qualification of the Funds' shares for distribution under state and federal securities laws; expenses of typesetting for printing prospectuses and SAIs and supplements thereto expenses of printing and mailing these sent to existing shareholders; (xi) insurance premiums for fidelity bonds and other coverage to the extent approved by the Trust's Board of Trustees; (xii) association membership dues authorized by the Trust's Board of Trustees; and (xiii) such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Trust is a party (or to which the Funds' assets are subject) and any legal obligation for which the Trust may have to provide indemnification to the Trust's Trustees and officers..

The Advisory Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

The Advisory Agreement will remain in effect until June 30, 2021, for each such Fund and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually (i) by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board (on behalf of such Fund), and (ii) by vote of a majority of the Trustees who are not interested persons of the Manager or (otherwise than as Trustees) of the Trust cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without payment of any penalty, by either the Trust or Victory Capital on 60 days' written notice and will automatically terminate in the event of its assignment (as defined by the 1940 Act).

Under "The Trust's Manager" and "Advisory Agreement" on page 36, the following sentence has been added to the paragraph immediately before "Computing the Performance Adjustment:"

Victory Capital will charge only the base fee (with no performance adjustments) for a period of 12 months following the effectiveness of the Advisory Agreement while Victory Capital develops a performance record for the applicable Funds.

Under the section titled "Administration and Servicing Agreement" under "The Trust's Manager" on page 37, the first two paragraphs hereby are removed and replaced with the following:

Under a Fund Administration, Servicing and Accounting Agreement effective July 1, 2019 (Administration Agreement), Victory Capital is obligated on a continuous basis to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Funds. Victory Capital may delegate one or more of its responsibilities to others at its expense. Citi Fund Services of Ohio, Inc. ("Citi") serves as sub-administrator and sub-fund accountant to the Trust pursuant to an agreement with Victory Capital, as disclosed in greater detail under "Sub-Administrator and Sub-Fund Accountant". As administrator, Victory Capital supervises the Trust's operations, including the services that Citi provides to the Funds as sub-administrator, but excluding those that Victory Capital provides as investment adviser, all subject to the supervision of the Board. Prior to July 1, 2019, AMCO served as the Funds' administrator under a separate agreement.

11

Victory Capital coordinates the preparation, filing and distribution of amendments to the Trust's registration statement on Form N-1A, supplements to prospectuses and SAIs, and proxy materials in connection with shareholder meetings; drafts shareholder communications, including annual and semi-annual reports; administers the Trust's other service provider contracts; monitors compliance with investment restrictions imposed by the 1940 Act, each Fund's investment objective, defined investment policies, and restrictions, tax diversification, and distribution and income requirements; coordinates the Funds' service arrangements with financial institutions that make the Funds' shares available to their customers; assists with regulatory compliance; supplies individuals to serve as Trust officers; prepares Board meeting materials; and annually determines whether the services that it provides (or the services that Citi provides as sub-administrator) are adequate and complete.

Victory Capital also performs fund accounting services for each Fund. The fund accountant calculates each Fund's NAV, the dividend and capital gain distribution, if any, and the yield. The fund accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. In addition, the Funds may reimburse Victory Capital for its reasonable out-of-pocket expenses incurred as a result of providing the services under the Administration Agreement.

The Administration Agreement provides that the Manager shall not be liable for any action or inaction, except for any action or inaction constituting willful misfeasance, bad faith or negligence in the performance of its duties hereunder or the reckless disregard of such duties.

Under "The Trust's Manager" on page 38, the section titled "Code of Ethics" is removed and replaced with the following:

Codes of Ethics

Each of the Trust, the Manager and the Distributor has adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Manger Code of Ethics applies to all Access Personnel (the Manager's directors and officers and employees with investment advisory duties) and all Supervised Personnel (all of the Manager's directors, officers and employees). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Manager Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Funds. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

Under "Distribution Services" on page 38, the following paragraph is added at the end of the section:

USAA is a party to agreements with Victory Capital that provide compensation to USAA in connection with making referrals of USAA Members to the USAA Mutual Funds, the VictoryShares USAA ETF Funds, and the USAA 529 College Savings Plan managed by Victory Capital.

The Section titled, "Portfolio Manager Disclosure," on pages 40-42, hereby is removed and replaced with the following:

PORTFOLIO MANAGER DISCLOSURE

VICTORY CAPITAL—USAA INVESTMENTS, A Victory Capital Investment Franchise

Other Accounts Managed

The following table sets forth other accounts for which the Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2019.

12

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other Pooled	Other	Registered	Other Pooled	Other
	Investment	Investment		Investment	Investment
			Accounts			Accounts
	Companies	Vehicles		Companies	Vehicles
			# of Accts			# of Accts
	# of Accts	# of Accts		# of Accts	# of Accts
			Total Assets			Total Assets
	Total Assets	Total Assets		Total Assets	Total Assets
Name of Portfolio Manager			(millions)			(millions)
	(millions)	(millions)		(millions)	(millions)
Virginia Bond Fund
John Bonnell ..........................	6/$9,848	--	--	6/$9,848	--	--
Regina Conklin* .....................	6/$9,848	--	--	6/$9,848	--	--
Andrew Hattman* ...................	9/$21,218	--	--	6/$9,848	--	--

*Effective July 1, 2019, Regina Conklin and Andrew Hattman began co-managing the Fund. The numbers shown are as of March 31, 2019.

Conflicts of Interest: The Manager's portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues. The Manager has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Manager has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Manager's investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Manager's compliance program will achieve its intended result.

Compensation:

Portfolio Manager Compensation for Calendar Year 2019

For the year ending December 31, 2019, the following description will apply to the compensation of the portfolio managers who are part of the USAA Investments franchise and who were previously employees of AMCO.

The compensation structure for portfolio managers includes a base salary, a performance-based bonus, and an annual short-term corporate incentive and long-term incentive compensation. Base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation and interim evaluation, or if the portfolio manager is promoted.

Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Funds managed by the portfolio manager relative to predetermined benchmarks over one-, three-, and five-year periods. The benchmarks used include broad-based market indexes, a composite of broad-based market indexes or applicable Lipper or iMoneyNet, Inc. category. Greater weight generally is placed on the five-year performance of a USAA Fund relative to its benchmark.

The following benchmarks will be used to measure the portfolio managers' performance for the USAA Funds they manage:

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Portfolio Manger	Fund	Benchmark(s)
John Bonnell ...............................................................................	Virginia Bond Fund	Lipper	Virginia	Municipal	Debt
Funds Index

Regina G. Conklin*	Virginia Bond Fund	Lipper	Virginia	Municipal	Debt
Funds Index

Andrew Hattman* ........................................................................	Virginia Bond Fund	Lipper	Virginia	Municipal	Debt
Funds Index

*Regina Conklin and Andrew Hattman began co-managing the Fund on July 1, 2019.

Portfolio managers also are eligible to receive an annual corporate bonus based on the attainment of certain corporate and individual performance metrics. In addition, portfolio managers have a long-term incentive compensation component. The Adviser's portfolio managers may participate in the equity ownership plan of the Adviser's parent company. There is an ongoing equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the individual's performance and seniority.

Portfolio Manager Compensation after Calendar Year 2019

The following description will apply to the compensation of the portfolio managers who are part of the USAA Investments franchise for years beginning January 1, 2020, or later.

The Manager has designed the structure of its portfolio managers' compensation to (1) align portfolio managers' interests with those of the Manager's clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Manager attract and retain high-quality investment professionals, and (3) contribute to the Manager's overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Manager receives a performance fee) (together, "Accounts"). A portfolio manager's base salary is dependent on the portfolio manager's level of experience and expertise. The Manager monitors each portfolio manager's base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent, third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

Members of the Manager's Victory Solutions platform may earn incentive compensation based on the performance of the Victory Solutions platform. Members of the Manager's other investment franchises may earn incentive compensation based on a percentage of the Manager's revenue attributable to fees paid by Accounts managed by that team. The chief investment officer or a senior member of the team, in coordination with the Manager, determines the allocation of the incentive compensation earned by the team among the team's portfolio managers by establishing a "target" incentive for each portfolio manager based on the portfolio manager's level of experience and expertise in the portfolio manager's investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Manager's philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager's portfolio or Fund relative to a selected peer group(s). The overall performance results for a portfolio manager are based on the composite performance of all Accounts managed by that manager on a combination of one-, three-, and five-year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

The Manager's portfolio managers may participate in the equity ownership plan of the Manager's parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager's performance and seniority.

Portfolio Ownership: As of the fiscal year ended March 31, 2019, the portfolio managers beneficially owned shares of the Fund they managed as follows:

Portfolio Manager	Fund	Dollar Range
John Bonnell ......................................................................................................	Virginia Bond Fund	$10,001-$50,000
Regina Conklin*..................................................................................................	Virginia Bond Fund
Andrew Hattman*................................................................................................	Virginia Bond Fund	$0-$10,000

*Regina Conklin and Andrew Hattman began co-managing the Fund on July 1, 2019.

14

The section titled "Custodian and Accounting Agent" under "General Information" on page 43, hereby is removed and replaced with the following:

Custodian

Effective August 5, 2019, Citibank, N.A., 388 Greenwich St., New York, New York 10013, will be the custodian for the Funds. The custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund's securities, and collecting interest on the Funds' investments. In addition, assets of the Funds may be held by certain foreign subcustodians and foreign securities depositories as agents of the custodian in accordance with the rules and regulations established by the SEC.

The following section is added under "General Information" on page 43:

Sub-Administrator and Sub-Fund Accountant

Effective August 5, 2019, Citi Fund Services Ohio, Inc. (Citi) will serve as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Agreement dated October 1, 2015, as amended, by and between Victory Capital and Citi. Citi assists in supervising all operations of the Funds (other than those performed by Victory Capital either as investment adviser or administrator), subject to the supervision of the Board.

Under the Sub-Administration and Sub-Fund Accounting Agreement, for the sub-administration services that Citi renders to the Funds, other series of the Trust, and the series of Victory Portfolios (VP), Victory Portfolios II (VPII) and Victory Variable Insurance Funds (VVIF), Victory Capital pays Citi a fee, computed daily and paid monthly, at the following annual rates: 0.011% of the first $50 billion of aggregate net assets of the Trust, VP, VPII and VVIF net assets; plus 0.01% of aggregate net assets of Trust, VP, VPII and VVIF net assets from $50 billion to $100 billion; plus 0.0085% of aggregate net assets of the Trust, VP, VPII and VVIF net assets from $100 billion to $125 billion; plus 0.0065% of aggregate Trust, VP, VPII and VVIF net assets in excess of $125 billion. Citi may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the net income of the Funds available for distribution to shareholders. Additional fees apply for providing certain services relating to implementing the new reports required by the new RIC Modernization rules adopted by the SEC under the 1940 Act. In addition, the Trust, VP, VPII and VVIF reimburse Citi for all of its reasonable out-of-pocket expenses incurred as a result of providing the services under the Sub-Administration and Sub-Fund Accounting Agreement.

The Sub-Administration and Sub-Fund Accounting Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Agreement.

Under the Sub-Administration and Sub-Fund Accounting Agreement, Citi calculates Trust expenses and make disbursements; calculates capital gain and distribution information; registers the Funds' shares with the states; prepares shareholder reports and reports to the SEC on Forms N-CEN, N-PORT, and N-CSR; coordinates dividend payments; calculates the Funds' performance information; files the Trust's tax returns; supplies individuals to serve as Trust officers; monitors the Funds' status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and Trustees' and officers'/errors and omissions insurance policies for the Trust; and assists in the annual audit of the Funds.

The section titled "Underwriter" under "General Information" on page 43, hereby is removed and replaced with the following:

Underwriter and Distributor

The Trust has an agreement with Victory Capital Advisers, Inc. (VCA), 4900 Tiedeman Road, Brooklyn, Ohio 44144, an affiliate of the Manager, for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that VCA will receive no fee or other compensation for such distribution services, but may receive 12b-1 fees with respect to Adviser Shares.

15

The following section is added under "General Information" on page 44:

Sub-Transfer Agent

Under its agreement with the Trust, the Transfer Agent may delegate one or more of its responsibilities to others at its expense. Effective July 1, 2019, the Transfer Agent has engaged FIS Investor Services LLC (FIS), 4249 Easton Way, Suite 400, Columbus, Ohio 43219, to serve as sub-transfer agent and dividend disbursing agent for the Funds. Under its agreement with the Transfer Agent, FIS has agreed to (1) issue and redeem shares of the Funds; (2) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (3) respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Board concerning the Funds' operations.

* * * * *

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99516-0719

16

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED JULY 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2018

Global Equity Income Fund Shares (UGEIX)

Global Equity Income Fund Institutional Shares (UIGEX)

Target Managed Allocation Fund (UTMAX)

This Supplement updates certain information contained in the above-referenced Statement of Information (SAI) for the USAA mutual funds ("Funds") and supersedes the Supplement dated November 7, 2018, in its entirety.

On July 1, 2019, Victory Capital Holdings, Inc. (VCH), a global investment management firm, acquired all of the interests of

(1)USAA Asset Management Company (AMCO or Predecessor Manager), the investment adviser to the Funds, and (2) USAA Shareholder Account Services (Transfer Agent), the transfer agent to the Funds, from United Services Automobile Association, AMCO's parent company (the Transaction). As a result of the Transaction, Victory Capital Management Inc. (Victory Capital or Manager), an indirect, wholly-owned subsidiary of VCH, became the investment adviser to the Funds. Victory Capital Advisers, Inc. (VCA or Distributor), another indirect, wholly-owned subsidiary of VCH, serves as the distributor of each Fund's shares on a continuing, best-efforts basis in replacement of USAA Investment Management Company.

References to AMCO and the Manager throughout the SAI hereby are updated to refer to Victory Capital as the context requires. References to IMCO and the Distributor throughout the SAI hereby are updated to refer to VCA as the context requires. In addition, the Transfer Agent has changed its name to Victory Capital Transfer Agency, Inc. (VCTA).

On the cover page, the first sentence of the second paragraph hereby is removed and replaced with the following:

You may obtain a free copy of the prospectus dated August 1, 2018, for each Fund by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 235-8396.

Under "Valuation of Securities" on page 2, the fifth, seventh, ninth, and eleventh paragraphs hereby are removed and replaced with the following:

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and stale price monitoring.

Equity securities, including exchange-traded funds (ETFs), exchange traded notes (ETNs), and equity linked structured notes, except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention available at the time a Fund is valued. If no last sale or official closing price is reported or available, the average of the closing bid price generally is used for U.S. listed equities and the average of the bid and ask prices generally is used for foreign listed equities.

Debt securities are valued each business day by a pricing service (the Service) approved by the Board. The Service uses evaluated bid or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date. Options are valued at the mean between the last bid and ask prices. Options on futures are valued at the settlement price determined by the applicable exchange.

Under "Conditions of Purchase and Redemption" on page 3, the paragraph under "Nonpayment" hereby is removed and replaced with the following:

If any order to purchase shares directly from the Trust is canceled due to nonpayment or if the Trust does not receive good funds by check or electronic funds transfer, Victory Capital Transfer Agency, Inc. (Transfer Agent), formerly known as USAA Shareholder Account Services, will treat the cancellation as a redemption of shares purchased, and you may be responsible for any resulting loss incurred by the Fund or the Manager. If you hold shares in an account with the Transfer Agent, the Transfer Agent can redeem shares from any of your account(s) with the Transfer Agent as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in other funds sponsored or managed by Victory Capital. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Under "Additional Information Regarding Redemption of Shares" on page 3, the first sentence of the second paragraph hereby is removed and replaced with the following:

Shares of the Funds may be offered to other investment companies that are structured as funds-of-funds, to institutional investors, to financial intermediaries, and to other large investors (e.g., managed account programs offered by affiliated and unaffiliated investment advisers).

Under "Additional Information Regarding Redemption of Shares" on pages 3-4, the first sentence of the fourth paragraph hereby is removed and replaced with the following:

Accounts held with the Transfer Agent with a balance of less than $500 may be subject to automatic redemption, provided that (1) the value of the account has been reduced, below the minimum initial investment in such Fund at the time the account was established, for reasons other than market action, (2) the account has remained below the minimum level for six months, and (3) 30 days' prior written notice of the proposed redemption has been sent to you.

Under "Fund's Right to Reject Purchases and Exchange Orders and Limit Trading in Accounts" on page 4, the first sentence of the first paragraph and the third bullet under the second paragraph hereby are removed and replaced with the following:

The main safeguard of the Funds and each series of the Trust (together, the USAA Funds) against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

•Purchases and sales made through USAA Managed Portfolios-UMP®, USAA 529 College Savings PlanTM, USAA Federal Savings Bank Trust Department, or other designated managed investment accounts;

Under "Investment Plans" and "Automatic Purchase of Shares" on page 5, the paragraphs on Direct Purchase Service, Direct Deposit Program, and Government Allotment hereby are removed.

Under "Systematic Withdrawal Plan" on page 6, the first paragraph hereby is removed and replaced with the following:

If you own shares in a single investment account (accounts in different USAA Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You also may elect to have such withdrawals invested in another USAA Fund.

Under "Tax-Deferred Retirement Plans" on page 6, the first sentence of the second paragraph and the second sentence of the third paragraph hereby are removed and replaced with the following:

2

Applications for the IRA and 403(b)(7) programs should be sent directly to Victory Capital Transfer Agency, Inc., P.O. Box 659453, San Antonio, TX 78265-9825.

Exceptions to the fee are: partial distributions, and distributions due to disability or death.

Under the section entitled "Borrowing Money and Issuing Senior Securities" under "Investment Policies" on page 8, the second paragraph hereby is removed and replaced with the following:

Effective July 1, 2019, each Fund participates, along with other USAA Funds and series of Victory Portfolios, Victory Portfolios II and Victory Variable Insurance Funds, in a short-term, demand note line of credit agreement with Citibank, N.A. (Citibank). Under the agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Under the section entitled "Investment Policies" on page 6, the following paragraph is inserted:

Interfund Borrowing and Lending. The Funds are entitled to rely on an exemptive order from the SEC allowing them to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (the "Interfund Lending Program"). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an "Interfund Loan"), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans will consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank borrowing, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default by the Fund will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the master interfund lending agreement, entitling the lending Fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets, provided that if the borrowing Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the lending Fund's Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing Fund's total outstanding borrowings immediately after an Interfund Loan would be greater than 10% of its total assets, the Fund may borrow through the Interfund Lending Program only on a secured basis. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund's fundamental restrictions or non-fundamental policies.

No Fund may lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund's aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund's Interfund Loans to any one Fund shall not exceed 5% of the lending Fund's net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund. The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund borrowing and lending are designed to minimize the risks associated with interfund borrowing and lending for both a lending Fund and a borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one business day's notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that a borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund or from a borrowing Fund could result in a lost investment opportunity or additional costs. No Fund may borrow more than the amount permitted by its investment limitations. The Interfund Lending Program is subject to the oversight and periodic review of the Board.

3

Under "Trustees and Officers of the Trust" on pages 37 and following, the following changes are made:

•The first paragraph, and the first paragraph under "Board Leadership Structure," hereby are removed and replaced with the following:

The Board consists of 10 Trustees who supervise the business affairs of the Trust. The Board is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of the Fund's shareholders. The Board periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including Victory Capital and its affiliates.

Board Leadership Structure

The Board is comprised of a super-majority (80% or more) of Trustees who are not "interested persons" (as defined under the 1940 Act) of the Funds (the Independent Trustees) and two Trustees who are "interested persons" of the Funds (Interested Trustees). Mr. Dan McNamara, the Chairman of the Board, is deemed an "interested person" due to his previous position as Director of AMCO, the former investment adviser of the Funds. Mr. Brown is deemed an "interested person" due to his position as Chief Executive Officer of Victory Capital, investment adviser to the Funds. In addition, the Vice Chairman of the Board also has been designated a Lead Independent Trustee. The Chairman presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Funds' management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust's Master Trust Agreement or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Vice Chair and Lead Independent Trustee may call meetings of the Board and any Board committee whenever he deems it necessary, and presides at meetings of the Trustees in the absence of the Chair. The Vice Chair and Lead Independent Trustee participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. In addition, the Vice Chair and Lead Independent Trustee will coordinate activities performed by the Independent Trustees as a group and will serve as the main liaison between the Independent Trustees and the Funds' management and officers between meetings. The Vice Chair and Lead Independent Trustee may perform such other functions as may be requested by the Board from time to time. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.

•The tables of Independent Trustees, Interested Trustees, and Interested Officers on pages 39-43 hereby are removed and replaced with the following:

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
Independent Trustees
Robert L.	Trustee	Trustee since	Adjunct Professor in the Department of	One	None

Mason,		January 1997	Management Science and Statistics in the	registered
Ph.D.		and Chairman	College of Business at the University of Texas	investment
(July 1946)		from January	at San Antonio (2001-present); Institute	company
		2012 to	Analyst, Southwest Research Institute (03/02-	offering 47
		July 2019	01/16), which focuses on providing innovative	individual
			technology, science, and engineering services to	funds
clients around the world and is one of the oldest
independent, nonprofit, applied research and
development organizations in the United States.
He was employed at Southwest Research
Institute for 40 years. Dr. Mason brings to the
Board particular experience with information
technology matters, statistical analysis, and
human resources as well as over 22 years'
experience as a Board member of the USAA
family of funds.
4

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held

Jefferson C.	Lead	Trustee since	Senior Managing Director, New York Life	One	Westhab, Inc.
Boyce	Independent	September	Investments, LLC (1992-2012), an investment	registered
(September	Trustee and	2013, Lead	manager. Mr. Boyce brings to the Board	investment
1957)	Vice Chairman	Independent	experience in financial investment management,	company
		Trustee and	and, in particular, institutional and retail mutual	offering 47
		Vice Chairman	funds, variable annuity products, broker dealers,	individual
		since July	and retirement programs, including experience	funds
		2019	in organizational development, marketing,
product development, and money management
as well as five years' experience as a Board
member of the USAA family of funds.

Dawn M.	Trustee	Trustee since	Manager of Finance, Menil Foundation, Inc.	One	None

Hawley		April 2014	(05/07-06/11), which is a private foundation	registered
(February			that oversees the assemblage of sculptures,	investment
1954)			prints, drawings, photographs, and rare books.	company
			Director of Financial Planning and Analysis and	offering 47
			Chief Financial Officer, AIM Management	individual
			Group, Inc. (10/87-01/06). Ms. Hawley brings	funds
to the Board experience in financial investment

management and, in particular, institutional and
retail mutual funds, variable annuity products,
broker dealers, and retirement programs,
including experience in financial planning,
budgeting, accounting practices, and
asset/liability management functions including
major acquisitions and mergers, as well as over
five years' experience as a Board member of
the USAA family of funds.

Paul L.	Trustee	Trustee since	Director, Cantor Opportunistic Alternatives	One	None
McNamara		January 2012	Fund, LLC (03/10-02/14), which is a closed-	registered
(July 1948)			end fund of funds by Cantor Fitzgerald	investment
			Investment Advisors, LLC. Mr. McNamara	company
			retired from Lord Abbett & Co. LLC, an	offering 47
			independent U.S. investment management firm,	individual
			as an Executive Member on 09/30/09, a	funds
position he held since 10/02. He had been
employed at Lord Abbett since 1996. Mr.
McNamara brings to the Board extensive
experience with the financial services industry
and, in particular, institutional and retail mutual
fund markets, including experience with mutual
fund marketing, distribution, and risk
management, as well as overall experience with
compliance and corporate governance issues.
Mr. McNamara also has experience serving as a
fund director as well as seven years' experience
as a Board member of the USAA family of
funds. Paul L. McNamara is of no relation to
Daniel S. McNamara.

Richard Y.	Trustee	Trustee since	Director, Elta North America (01/18-present),	One	None

Newton III		March 2017	which is a global leader in the design,	registered
(January			manufacture and support of innovative	investment
1956)			electronic systems in the ground, maritime,	company
			airborne and security domains for the nation's	offering 47
5

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
			warfighters, security personnel, and first	individual

			responders; Managing Partner, Pioneer	funds
Partnership Development Group (12/15-
present); Executive Director, The Union League
Club of New York (06/14-11/15); Executive
Vice President, Air Force Association (08/12-
05/14); Lieutenant General, United States Air
Force (01/08-06/12). Lieutenant General
Newton (Ret.) served 34 years of active duty in
the United States Air Force. Lt. Gen. Newton
retired as the Assistant Vice Chief of Staff and
Director of Air Staff at the Headquarters of the
U.S. Air Force where he was responsible for
overseeing the administration and organization
of the Air Staff, which develops policies, plans
and programs, establishes requirements, and
provides resources to support the Air Force's
mission. Lt. Gen. Newton is a graduate of the
United States Air Force Academy, Webster
University, and The National War College. Lt.
Gen. Newton brings to the Board extensive
management and military experience, as well as
over two years' experience as a Board member
of the USAA family of funds.

Barbara B.	Trustee	Trustee since	Senior Associate Dean of Degree programs at	One	None
Ostdiek,		January 2008	Jesse H. Jones Graduate School of Business at	registered
Ph.D.			Rice University (07/13-present); Associate	investment
(March			Professor of Finance at Jesse H. Jones Graduate	company
1964)			School of Business at Rice University (07/01-	offering 47
			present); Academic Director, El Paso	individual
			Corporation Finance Center at Jesse H. Jones	funds
Graduate School of Business at Rice University
(07/02-06/12). Dr. Ostdiek brings to the Board
particular experience with financial investment
management, education, and research as well as
over eleven years' experience as a Board
member of the USAA family of funds.

Michael F.	Trustee	Trustee since	President of Reimherr Business Consulting	One	None

Reimherr		January 2000	performing business valuations of medium to	registered
(August			large companies, developing business plans,	investment
1945)			budgets, internal financial reporting, and	company
			mergers and acquisitions (05/95-12/17); St.	offering 47
			Mary's University Investment Committee	individual
			overseeing University Endowment (06/14-	funds
present). Mr. Reimherr brings to the Board
particular experience with organizational
development, budgeting, finance, and capital
markets as well as over 19 years' experience as
a Board member of the USAA family of funds.

John C.	Trustee	Trustee since	Retired. Mr. Walters brings significant Board	One	Guardian
Walters		July 2019	experience including active involvement with	registered	Variable
(February			the board of a Fortune 500 company, and a	investment	Products Trust (16
1962)			proven record of leading large, complex	company	series), Lead
			financial organizations. He has a demonstrated	offering 47	Independent
			record of success in distribution, manufacturing,	individual	Director;
6

Number of
Name,		Term of		Portfolios in
	Position(s)			Fund	Other
Address*		Office** and	Principal Occupation(s)	Complex
and Date of	Held with	Length of		Overseen	Directorships
Birth	Funds	Time Served	During the Past 5 Years	by Trustee	Held
			investment brokerage, and investment	funds	Amerilife
			management in both the retail and institutional		Holdings LLC,
			investment businesses. He has substantial		Director;
			experience in the investment management		Stadion Money
			business with a demonstrated ability to develop		Management;
			and drive strategy while managing operational,		Director;
			financial, and investment risk.		University of
North Carolina
(Chapel Hill),
Member Board of
Governors.

*The address for each Independent Trustee is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

**Under the Trust's organizational documents, each Trustee serves as a Trustee of the Trust during the lifetime of the Trust and until its termination except as such Trustee sooner dies, resigns, retires, or is removed. However, pursuant to a policy adopted by the Board, each elected or appointed Independent Trustee may serve as a Trustee until the Trustee reaches age 75, and the Interested Trustees may serve as a Trustee until the Trustee reaches age 75. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign, or may be removed by a written instrument signed by two-thirds of the number of Trustees before the removal, or may be removed by a vote of two-thirds of the outstanding shares of the Trust, at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.

Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered "interested persons" under the 1940 Act.

Name,	Position(s)	Term of Office		Total Number	Other
			Principal Occupation(s) Held	of USAA Funds
Address* and	Held with	and Length of		Overseen by	Directorships
Date of Birth	Fund	Time Served	During the Past Five Years	Trustee	Held
Interested Trustees
Daniel S.	Trustee and	Trustee since	President of Financial Advice & Solutions	One registered	None

McNamara	Chairman	January 2012	Group (FASG), USAA (02/13-present);	investment
(June 1966)		and Chairman	Director of USAA Asset Management	company
		since July	Company (AMCO), (08/11-present); Director	offering 47
		2019	of USAA Investment Management Company	individual
			(IMCO) (09/09-present); President, IMCO	funds
(09/09-04/14); President and Director of
USAA Shareholder Account Services (SAS)
(10/09-present); Senior Vice President of
USAA Financial Planning Services Insurance
Agency, Inc. (FPS) (04/11-present); Director
of FPS (12/13-present); President and Director
of USAA Investment Corporation (ICORP)
(03/10-present); Director of USAA Financial
Advisors, Inc. (FAI) (12/13-present). Mr.
McNamara brings to the Board extensive
experience in the financial services industry,
including experience as an officer of the Trust.

7

Name,	Position(s)	Term of Office		Total Number	Other
			Principal Occupation(s) Held	of USAA Funds
Address* and	Held with	and Length of		Overseen by	Directorships
Date of Birth	Fund	Time Served	During the Past Five Years	Trustee	Held
David C.	Trustee	Trustee since	Chairman and Chief Executive Officer (2013-	One registered	Trustee, Victory
Brown		July 2019	present), Co-Chief Executive Officer, (2011-	investment	Portfolios (42
(May 1972)			2013), Victory Capital Management Inc.;	company	series), Victory
			Chairman and Chief Executive Officer (2013-	offering 47	Portfolios II (26
			present), Victory Capital Holdings, Inc. Mr.	individual	series), Victory
			Brown brings to the Board extensive business,	funds	Variable
			finance and leadership skills gained and		Insurance Funds
(9 series)
developed through years of experience in the
financial services industry, including his
tenure overseeing the strategic direction as
CEO of Victory Capital. These skills,
combined with Mr. Brown's extensive
knowledge of the financial services industry
and demonstrated success in the development
and distribution of investment strategies and
products, enable him to provide valuable
insights to the Board and strategic direction for
the Funds.

*The address of the Interested Trustees is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430.

Name,	Position(s)	Term of Office	Principal Occupation(s) Held
Address* and	Held with	and Length of
Date of Birth	Fund	Time Served	During the Past Five Years
Officers
Chris Dyer	President	July 2019	Director of Mutual Fund Administration, Victory

(February 1962)			Capital Management Inc. (2004 - present).

Scott	Vice President	July 2019	Manager, Fund Administration, Victory Capital
Stahorsky			Management Inc. (2015-present); Senior Analyst,
(July 1969)			Fund Administration, Victory Capital Management
Inc. (2005-2015).

James K. De Vries	Treasurer	March 2018	Director, Victory Capital Management Inc. (7/1/19-

(April 1969)			present); Executive Director, Investment and
Financial Administration, USAA (2012-6/30/19);
Assistant Treasurer, USAA Mutual Funds Trust
(2013-2018). Mr. De Vries also serves as the Funds'
Principal Financial Officer.

Erin Wagner	Secretary	July 2019	Deputy General Counsel, Victory Capital
(February 1974)			Management Inc. (2013-present).

Allan Shaer	Assistant	July 2019	Senior Vice President, Financial

(March 1965)	Treasurer		Administration, Citi Fund Services Ohio, Inc.
(2016-present); Vice President, Mutual Fund
Administration, JP Morgan Chase Bank (2011-
2016).

Carol D.	Assistant	September	Manager, Victory Capital Management Inc.
Trevino	Treasurer	2018	(7/1/19-present); Accounting/ Financial Director,
(October			USAA (12/13-6/30/19); Senior Accounting Analyst,
1965)			USAA (03/11-12/13).

* The address of each officer is Victory Capital Management Inc., P.O. Box 659430, San Antonio, Texas 78265-9430. 8

•Under "Committees of the Board" on pages 43-44, the first seven paragraphs hereby are removed and replaced with the following:

The Board typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds' most recent fiscal year ended March 31, 2019, the Board held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board, which focus on particular matters. In addition, the Board may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board has five committees: an Executive Committee, an Audit and Compliance Committee, a Product Management and Distribution Committee, a Corporate Governance Committee, and an Investments Committee. The duties of these five Committees and their membership are as follows:

Executive Committee: Between the meetings of the Board and while the Board is not in session, the Executive Committee of the Board has all the powers and may exercise all the duties of the Board in the management of the business of the Trust which may be delegated to it by the Board. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, and Lead Independent Trustee Boyce are members of the Executive Committee. During the Funds' most recent fiscal year ended March 31, 2019, the Executive Committee held no meetings.

Audit and Compliance Committee: The Audit and Compliance Committee of the Board of Trustees reviews the financial information and the independent auditor's reports and undertakes certain studies and analyses as directed by the Board. The Audit and Compliance Committee has responsibility for the review of the Trust's compliance program and the performance of the Trust's chief compliance officer, as well as responsibility for certain additional compliance matters. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Audit and Compliance Committee. During the Funds' most recent fiscal year ended March 31, 2019, the Audit and Compliance Committee held four meetings.

Product Management and Distribution Committee: The Product Management and Distribution Committee of the Board reviews the Funds offered by the Trust and the respective investment objectives and policies, as well as the Manager's selection of subadvisers; oversees the distribution and marketing of the Funds; and assists the Board in overseeing certain third-party service providers and related matters. The Product Management and Distribution Committee provides oversight with respect to the sale and distribution of shares of the Funds, including payments made by the Funds pursuant to the Trust's 12b-1 Plan. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Product Management and Distribution Committee. During the Funds' most recent fiscal year ended March 31, 2019, the Product Management and Distribution Committee held five meetings.

Corporate Governance Committee: The Corporate Governance Committee of the Board maintains oversight of the organization, performance, and effectiveness of the Board and the Independent Trustees. The Corporate Governance Committee is responsible for maintaining a policy on Board tenure and term limitations for the Independent Trustees, establishing procedures to identify and recruit potential candidates for Board membership, and recommending candidates to fill any vacancy for Independent Trustees on the Board. The Corporate Governance Committee has adopted procedures to consider nominees recommended by shareholders. Shareholders may send recommendations to Mr. Paul McNamara, chairman of the Corporate Governance Committee. To be considered by the Board, any recommendations for a nomination submitted by a shareholder must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. Lead Independent Trustee Boyce and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Corporate Governance Committee. During the Funds' most recent fiscal year ended March 31, 2019, the Corporate Governance Committee held six meetings.

Investments Committee: The Investments Committee assists the Board in fulfilling its responsibilities overseeing, among other things: the investment programs implemented by Victory Capital and/or, if applicable, the investment subadviser(s) for the Fund; the performance and portfolio composition of the Funds; and the valuation and liquidity of the Fund's assets. In addition, the Investments Committee coordinates the Board's consideration of investment advisory and underwriting agreements pursuant to Section 15(c) of the 1940 Act. Chairman and Interested Trustee D. McNamara, Interested Trustee Brown, Lead Independent Trustee Boyce, and Independent Trustees Hawley, Mason, P. McNamara, Ostdiek, Newton, Reimherr, and Walters are members of the Investments Committee. During the Funds' most recent fiscal year ended March 31, 2019, the Investments Committee held four meetings.

There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

Under the section titled "Advisory Agreement" under "The Trust's Manager" on pages 45-46, the first six paragraphs hereby are removed and replaced with the following:

9

Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds effective July 1, 2019. Victory Capital's principal business address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Victory Capital is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. ("VCH") a publicly traded Delaware corporation. As of March 31, 2019, Victory Capital managed assets totaling in excess of $58.1 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds. Effective July 1, 2019, VCH acquired AMCO from its parent company and Victory Capital became the adviser to the Funds.

Subject to the authority of the Board, the Manager is responsible for the overall management and administration of the Funds' business affairs. Victory Capital is responsible for selecting each Fund's investments according to the Fund's investment objective, policies, and restrictions. Victory Capital is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Advisory Agreement also authorizes Victory Capital to retain one or more Subadvisers for the management of all or a portion of a Fund's investment. Under the Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of Subadvisory Agreements.

Advisory Agreement

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for the Fund. The Manager is authorized, subject to the control of the Board of the Trust, to determine the selection, amount, and time to buy or sell securities for the Fund.

For these services under this agreement, the Fund has agreed to pay the Manager a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in its operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material and all other expenses incidental to holding meetings of shareholders, including proxy solicitations therefor, unless otherwise required; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of the Manager; administrator, custodian, pricing and bookkeeping, registrar and transfer agent fees and expenses; fees and expenses related to the registration and qualification of the Funds' shares for distribution under state and federal securities laws; expenses of typesetting for printing prospectuses and SAIs and supplements thereto expenses of printing and mailing these sent to existing shareholders; (xi) insurance premiums for fidelity bonds and other coverage to the extent approved by the Trust's Board of Trustees; (xii) association membership dues authorized by the Trust's Board of Trustees; and (xiii) such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Trust is a party (or to which the Funds' assets are subject) and any legal obligation for which the Trust may have to provide indemnification to the Trust's Trustees and officers..

The Advisory Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

The Advisory Agreement will remain in effect until June 30, 2021, for each such Fund and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually (i) by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board (on behalf of such Fund), and (ii) by vote of a majority of the Trustees who are not interested persons of the Manager or (otherwise than as Trustees) of the Trust cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without payment of any penalty, by either the Trust or Victory Capital on 60 days' written notice and will automatically terminate in the event of its assignment (as defined by the 1940 Act).

Under "The Trust's Manager" and "Advisory Agreement" on page 46, the first paragraph after the management fees table hereby is removed and replaced with the following:

The management fees for the Global Equity Income Fund are based upon two components: (1) a base investment management fee, which is accrued daily and paid monthly, computed at an annual rate based on the average daily net assets of the Fund and (2) a performance adjustment that will add to or subtract from the base investment management fee depending upon the performance of the Fund relative to a relevant Lipper Index. The Fund's performance will be compared to the Lipper Global Equity Income Funds Index.

Victory Capital will charge only the base fee (with no performance adjustments) for a period of twelve months following the

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effectiveness of the Advisory Agreement while Victory Capital develops a performance record for the applicable Funds. With respect to the Target Managed Allocation Fund, the management fees consist solely of the base investment management fee.

Under the section titled "Administration and Servicing Agreement" under "The Trust's Manager" on page 48, the first three paragraphs hereby are removed and replaced with the following:

Under a Fund Administration, Servicing and Accounting Agreement effective July 1, 2019 (Administration Agreement), Victory Capital is obligated on a continuous basis to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Funds. Victory Capital may delegate one or more of its responsibilities to others at its expense. Citi Fund Services of Ohio, Inc. ("Citi") serves as sub-administrator and sub-fund accountant to the Trust pursuant to an agreement with Victory Capital, as disclosed in greater detail under "Sub-Administrator and Sub-Fund Accountant". As administrator, Victory Capital supervises the Trust's operations, including the services that Citi provides to the Funds as sub-administrator, but excluding those that Victory Capital provides as investment adviser, all subject to the supervision of the Board. Prior to July 1, 2019, AMCO served as the Funds' administrator under a separate agreement.

Victory Capital coordinates the preparation, filing and distribution of amendments to the Trust's registration statement on Form N-1A, supplements to prospectuses and SAIs, and proxy materials in connection with shareholder meetings; drafts shareholder communications, including annual and semi-annual reports; administers the Trust's other service provider contracts; monitors compliance with investment restrictions imposed by the 1940 Act, each Fund's investment objective, defined investment policies, and restrictions, tax diversification, and distribution and income requirements; coordinates the Funds' service arrangements with financial institutions that make the Funds' shares available to their customers; assists with regulatory compliance; supplies individuals to serve as Trust officers; prepares Board meeting materials; and annually determines whether the services that it provides (or the services that Citi provides as sub-administrator) are adequate and complete.

Victory Capital also performs fund accounting services for each Fund. The fund accountant calculates each Fund's NAV, the dividend and capital gain distribution, if any, and the yield. The fund accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. In addition, the Funds may reimburse Victory Capital for its reasonable out-of-pocket expenses incurred as a result of providing the services under the Administration Agreement.

The Administration Agreement provides that the Manager shall not be liable for any action or inaction, except for any action or inaction constituting willful misfeasance, bad faith or negligence in the performance of its duties hereunder or the reckless disregard of such duties.

For these services under the Administration Agreement, with respect to Global Equity Income Fund, the Trust has agreed to pay Victory Capital a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) of the average daily net assets for the Fund Shares and an annual rate equal to one tenth of one percent (0.10%) of the average daily net assets for the Institutional Shares.

With respect to the Target Managed Allocation Fund, the Trust has agreed to pay Victory Capital a fee computed daily and paid monthly, at an annual rate equal to one-twentieth of one percent (0.05%) of the average daily net assets for the Fund.

Under "The Trust's Manager" on page 48, the section titled "Code of Ethics" is removed and replaced with the following:

Codes of Ethics

Each of the Trust, the Manager and the Distributor has adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Manger Code of Ethics applies to all Access Personnel (the Manager's directors and officers and employees with investment advisory duties) and all Supervised Personnel (all of the Manager's directors, officers and employees). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Manager Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Funds. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

The Section titled, "Proxy Voting Policies and Procedures," on page 49, hereby is removed and replaced with the following:

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PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated to the Manager authority to vote on proposals presented to shareholders of portfolio securities held by the USAA Funds. To assist the Manager in making proxy-voting decisions, the Manager has adopted a Proxy Voting Policy ("Policy") that establishes voting guidelines (Proxy Voting Guidelines) with respect to certain recurring issues. The Policy is reviewed on an annual basis by the Manager's Proxy Committee (Proxy Committee) and revised when the Proxy Committee determines that a change is appropriate. The Board annually reviews the Trust's Proxy Voting Policy and the Manager's Policy and determines whether amendments are necessary or advisable.

Voting under the Manager's Policy may be executed through administrative screening per established guidelines with oversight by the Proxy Committee or upon vote by a quorum of the Proxy Committee. The Manager delegates to Institutional Shareholder Services ("ISS"), an independent service provider, the non-discretionary administration of proxy voting for the Trust, subject to oversight by the Manager's Proxy Committee. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by the Manager.

The Manager votes proxies in the best interests of the Funds and their shareholders. This entails voting client proxies with the objective of increasing the long-term economic value of Fund assets. The Manager's Proxy Committee determines how to vote proxies by following established guidelines, which are not intended to be rigid rules. The Proxy Committee is directed to apply the guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the Funds or if required by the Board or the Funds' Proxy Voting Policy. In such cases, the Manager may consider, among other things:

•the effect of the proposal on the underlying value of the securities

•the effect on marketability of the securities

•the effect of the proposal on future prospects of the issuer

•the composition and effectiveness of the issuer's board of directors

•the issuer's corporate governance practices

•the quality of communications from the issuer to its shareholders

The Manager may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team's opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund's best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

The following examples illustrate the Manager's policy with respect to some common proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all matters addressed in the Guidelines, and whether the Manager supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information.

Directors

•The Manager generally supports the election of directors in uncontested elections, except when there are issues of accountability, responsiveness, composition, and/or independence.

•The Manager generally supports proposals for an independent chair taking into account factors such as the current board leadership structure, the company's governance practices, and company performance.

•The Manager generally supports proxy access proposals that are in line with the market standards regarding the ownership threshold, ownership duration, aggregation provisions, cap on nominees, and do not contain any other unreasonably restrictive guidelines.

•The Manager reviews contested elections on a case-by-case basis taking into account such factors as the company performance, particularly the long-term performance relative to the industry; the management track record; the nominee qualifications and compensatory arrangements; the strategic plan of the dissident and its critique of the current management; the likelihood that the proposed goals and objectives can be achieved; the ownership stakes of the relevant parties; and any other context that is particular to the company and the nature of the election.

Capitalization & Restructuring

•The Manager generally supports capitalization proposals that facilitate a corporate transaction that is also being supported and for general corporate purposes so long as the increase is not excessive and there are no issues of superior voting rights, company performance, previous abuses of capital, or insufficient justification for the need for additional capital.

Mergers and Acquisitions

The Manager reviews mergers and acquisitions on a case-by-case basis to balance the merits and drawbacks of the transaction and factors such as valuation, strategic rationale, negotiations and process, conflicts of interest, and the governance profile of the company post-transaction.

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Compensation

•The Manager reviews all compensation proposals for pay-for-performance alignment, with emphasis on long-term shareholder value; arrangements that risk pay for failure; independence in the setting of compensation; inappropriate pay to non-executive directors, and the quality and rationale of the compensation disclosure.

•The Manager will generally vote FOR advisory votes on executive compensation ("say on pay") unless there is a pay-for- performance misalignment; problematic pay practice or non-performance-based element; incentive for excessive risk-taking, options backdating; or a lack of compensation committee communication and/or responsiveness to shareholder concerns.

•The Manager will vote case-by-case on equity-based compensation plans taking into account factors such as the plan cost; the plan features; and the grant practices as well as any overriding factors that may have a significant negative impact on shareholder interests.

Social and Environmental Issues

•The Manager will vote case-by-case on topics such as consumer and product safety; environment and energy; labor standards and human rights; workplace and board diversity; and corporate and political issues, taking into account factors such as the implementation of the proposal is likely to enhance or protect shareholder value; whether the company has already responded in an appropriate and sufficient manner to the issue raised; whether the request is unduly burdensome; and whether the issue is more appropriately or effectively handled through legislation or other regulations.

The Manager may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team's opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund's best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

Occasionally, conflicts of interest arise between the Manager's interests and those of a Fund or another client. When this occurs, the Proxy Committee must document the nature of the conflict and vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue. In the event that the Proxy Voting Guidelines are inapplicable or do not mitigate the conflict, the Manager will seek the opinion of the Manager's Chief Compliance Officer or consult with an external independent adviser. In the case of a Proxy Committee member having a personal conflict of interest (e.g. a family member is on the board of the issuer), such member will abstain from voting. Finally, the Manager reports to the Board annually any proxy votes that took place involving a conflict, including the nature of the conflict and the basis or rationale for the voting decision made.

The Manager generally will vote on proposals presented to shareholders of portfolio securities held by the Funds. However, the Manager reserves the right not to vote on such proposals where it determines that the cost of exercising voting rights on behalf of a Fund exceeds the benefit of exercising such voting rights. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are on loan under the USAA Funds' securities lending program. In this connection, the Manager has determined that the potential return from lending such securities generally is more advantageous to the USAA Fund than recalling such securities from the borrower to exercise voting rights with respect thereto. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are subject to share blocking where the foreign company prevents the sale of shares for a certain period of time around the shareholder meeting. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions typically outweighs the advantages of voting at the shareholder meeting. The Manager has retained Institutional Shareholder Services, Inc. (ISS) to receive proxy statements, provide voting recommendations, vote shares according to our instructions, and to keep records of our votes on behalf of the USAA Funds. ISS has developed a set of criteria for evaluating and making recommendations on proxy voting issues (for example, elections of boards of directors or mergers and reorganizations). These criteria and general voting recommendations are set forth in the ISS Proxy Voting Guidelines as customized by the Manager with respect to certain matters. The Manager retains the authority to determine the final vote for securities held by the USAA Funds.

To avoid any improper influence on the Manager's voting decisions, the Manager generally will follow the voting recommendations of ISS, except as briefly described below. Before any voting deadline, ISS will provide the Manager's Head of Equity Investments (or his or her delegate) with a summary of the proposal and a recommendation based on the ISS Guidelines. In evaluating ISS's recommendations, the Manager may consider information from many sources, including the USAA Funds' portfolio manager, the Manager's Investment Strategy Committee, the management of a company presenting a proposal, shareholder groups, and other sources. The Manager believes that the recommendation of management should be given weight in determining how to vote on a particular proposal. The Manager's Head of Equity Investments will then review ISS's recommendations, and if he or she determines that it would be in the Funds' best interests to vote the shares contrary to ISS's recommendation, he or she must determine, based on reasonable inquiry, whether any material conflict of interest exists between the Funds, on the one hand, and the Manager, the USAA Funds' principal underwriter, or any person who is an affiliated person of the USAA Funds, the Manager, or the Funds' principal underwriter, on the

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other. If a material conflict of interest is determined to exist, the Head of Equity Investments may vote contrary to ISS's recommendation only if the proposed voting recommendation of the Head of Equity Investments is reviewed by the Manager's Investment Strategy Committee, which will determine how to vote the particular proxy. With respect to any such proxy votes, the information prepared by the Manager's Investment Strategy Committee regarding any material conflict of interest identified will be summarized and presented to the USAA Funds' Board of Trustees at the next regularly scheduled meeting of the Board. The Manager's Investment Strategy Committee also may establish certain proxy voting procedures for votes on certain matters that will override any ISS recommendation.

Copies of the Manager's proxy voting policies and procedures are available without charge (i) by calling (800) 235-8396; (ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

Under "Distribution Services" on page 49, the following paragraph is added at the end:

USAA is a party to agreements with Victory Capital that provide compensation to USAA in connection with making referrals of USAA Members to the USAA Mutual Funds, the VictoryShares USAA ETF Funds, and the USAA 529 College Savings Plan managed by Victory Capital.

The Section titled, "Portfolio Manager Disclosure," on pages 50-52, hereby is removed and replaced with the following:

PORTFOLIO MANAGER DISCLOSURE

VictoryShares and Solutions

Other Accounts Managed

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of March 31, 2019.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other Pooled		Registered	Other Pooled
	Investment	Investment	Other Accounts	Investment	Investment	Other Accounts
	Companies	Vehicles		Companies	Vehicles
Name of Portfolio	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
Global Equity Income
Fund
Mannik Dhillon* ..........	34 /$32,438	--	--	12/$12,585	--	--
Wasif Latif* ................	34 /$32,438	--	--	12/$12,585	--	--
Target Managed
Allocation Fund
Mannik Dhillon* ..........	34/$32,729	--	--	13/$13,388	--	--
Lance Humphrey..............	30/$21,448	--	--	12/$12,384	--	--
Wasif Latif ..................	34/$32,729	--	--	13/$13,388	--	--

*These portfolio managers started to co-manage the indicated Fund on July 1, 2019.

Conflicts of Interest: The Manager's portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues. The Manager has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures,

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which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Manager has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Manager's investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Manager's compliance program will achieve its intended result.

Compensation:

Portfolio Manager Compensation for Calendar Year 2019

For the year ending December 31, 2019, the following description will apply to the compensation of the portfolio managers who are part of the USAA Investments investment franchise and Victory Solutions platform who were previously employees of AMCO. Mr. Dhillon, who was not previously employed by AMCO, will be compensated for 2019 as disclosed below under "Portfolio Manager Compensation after Calendar Year 2019."

The compensation structure for portfolio managers includes a base salary, a performance-based bonus, and an annual short-term corporate incentive and long-term incentive compensation. Base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation and interim evaluation, or if the portfolio manager is promoted.

Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Funds managed by the portfolio manager relative to predetermined benchmarks over one-, three-, and five-year periods. The benchmarks used include broad-based market indexes, a composite of broad-based market indexes or applicable Lipper or iMoneyNet, Inc. category. Greater weight generally is placed on the five-year performance of a USAA Fund relative to its benchmark.

The following benchmarks will be used to measure the portfolio managers' performance for the USAA Funds they manage:

Portfolio Managers	Fund	Benchmark(s)
Mannik Dhillon* ...............................................	Global Equity Income Fund	MSCI World High Dividend Yield Index
Wasif Latif* ......................................................	Global Equity Income Fund	MSCI World High Dividend Yield Index
Wasif Latif .......................................................	Target Managed Allocation Fund	None
Lance Humphrey ...............................................	Target Managed Allocation Fund	None
Mannik Dhillon* ...............................................	Target Managed Allocation Fund	None

*These portfolio managers began co-managing the indicated Funds on July 1, 2019.

Portfolio managers also are eligible to receive an annual corporate bonus based on the attainment of certain corporate and individual performance metrics. In addition, portfolio managers have a long-term incentive compensation component. The Adviser's portfolio managers may participate in the equity ownership plan of the Adviser's parent company. There is an ongoing equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the individual's performance and seniority.

Portfolio Manager Compensation after Calendar Year 2019

The following description will apply to the compensation of the portfolio managers who are part of the USAA Investments franchise and Victory Solutions platform (except Mr. Dhillon) for years beginning January 1, 2020 or later. The following description applies to the compensation of Mr. Dhillon for the years ending December 31, 2019 or later

The Manager has designed the structure of its portfolio managers' compensation to (1) align portfolio managers' interests with those of the Manager's clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Manager attract and retain high-quality investment professionals, and (3) contribute to the Manager's overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Manager receives a performance fee) (together, "Accounts"). A portfolio manager's base salary is dependent on the portfolio manager's level of experience and expertise. The Manager monitors each portfolio manager's base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent, third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

Members of the Manager's Victory Solutions platform may earn incentive compensation based on the performance of the Victory Solutions platform. Members of the Manager's other investment franchises may earn incentive compensation based on a percentage of

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the Manager's revenue attributable to fees paid by Accounts managed by that team. The chief investment officer or a senior member of the team, in coordination with the Manager, determines the allocation of the incentive compensation earned by the team among the team's portfolio managers by establishing a "target" incentive for each portfolio manager based on the portfolio manager's level of experience and expertise in the portfolio manager's investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Manager's philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager's portfolio or Fund relative to a selected peer group(s). The overall performance results for a portfolio manager are based on the composite performance of all Accounts managed by that manager on a combination of one-, three-, and five-year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

The Manager's portfolio managers may participate in the equity ownership plan of the Manager's parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager's performance and seniority.

Portfolio Ownership: As of the fiscal year ended March 31, 2019, the portfolio managers beneficially owned shares of the Funds they managed as follows:

Portfolio Manager	Fund	Dollar
Wasif Latif* ............................................................................................	Global Equity Income Fund	$0
Mannik Dhillon* .....................................................................................	Global Equity Income Fund	--
Wasif Latif ............................................................................................	Target Managed Allocation Fund	$0
Mannik Dhillon* ....................................................................................	Target Managed Allocation Fund	--
Lance Humphrey .....................................................................................	Target Managed Allocation Fund

*These portfolio managers began co-managing the indicated Funds on July 1, 2019.

The section titled "Custodian and Accounting Agent," under "General Information," on page 53, hereby is removed and replaced with the following:

Custodian

Effective August 5, 2019, Citibank, N.A., 388 Greenwich St., New York, New York 10013, will be the custodian for the Funds. The custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund's securities, and collecting interest on the Funds' investments. In addition, assets of the Funds may be held by certain foreign subcustodians and foreign securities depositories as agents of the custodian in accordance with the rules and regulations established by the SEC.

The following section is added under "General Information" on page 53:

Sub-Administrator and Sub-Fund Accountant

Effective August 5, 2019, Citi Fund Services Ohio, Inc. (Citi) will serve as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Agreement dated October 1, 2015, as amended, by and between Victory Capital and Citi. Citi assists in supervising all operations of the Funds (other than those performed by Victory Capital either as investment adviser or administrator), subject to the supervision of the Board.

Under the Sub-Administration and Sub-Fund Accounting Agreement, for the sub-administration services that Citi renders to the Funds, other series of the Trust, and the series of Victory Portfolios (VP), Victory Portfolios II (VPII) and Victory Variable Insurance Funds (VVIF), Victory Capital pays Citi a fee, computed daily and paid monthly, at the following annual rates: 0.011% of the first $50 billion of aggregate net assets of the Trust, VP, VPII and VVIF net assets; plus 0.01% of aggregate net assets of Trust, VP, VPII and VVIF net assets from $50 billion to $100 billion; plus 0.0085% of aggregate net assets of the Trust, VP, VPII and VVIF net assets from $100 billion to $125 billion; plus 0.0065% of aggregate Trust, VP, VPII and VVIF net assets in excess of $125 billion. Citi may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the net income of the Funds available for distribution to shareholders. Additional fees apply for providing certain services relating to implementing the new reports required by the new RIC Modernization rules adopted by the SEC under the 1940 Act. In addition, the Trust, VP, VPII and VVIF reimburse Citi for

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all of its reasonable out-of-pocket expenses incurred as a result of providing the services under the Sub-Administration and Sub-Fund Accounting Agreement.

The Sub-Administration and Sub-Fund Accounting Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Agreement.

Under the Sub-Administration and Sub-Fund Accounting Agreement, Citi calculates Trust expenses and make disbursements; calculates capital gain and distribution information; registers the Funds' shares with the states; prepares shareholder reports and reports to the SEC on Forms N-CEN, N-PORT, and N-CSR; coordinates dividend payments; calculates the Funds' performance information; files the Trust's tax returns; supplies individuals to serve as Trust officers; monitors the Funds' status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and Trustees' and officers'/errors and omissions insurance policies for the Trust; and assists in the annual audit of the Funds.

The section titled "Underwriter" under "General Information," on page 54, hereby is removed and replaced with the following:

Underwriter and Distributor

The Trust has an agreement with Victory Capital Advisers, Inc. (VCA), 4900 Tiedeman Road, Brooklyn, Ohio 44144, an affiliate of the Manager, for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that VCA will receive no fee or other compensation for such distribution services, but may receive 12b-1 fees with respect to Adviser Shares.

The following section is added under "General Information," on page 54:

Sub-Transfer Agent

Under its agreement with the Trust, the Transfer Agent may delegate one or more of its responsibilities to others at its expense. Effective July 1, 2019, the Transfer Agent has engaged FIS Investor Services LLC (FIS), 4249 Easton Way, Suite 400, Columbus, Ohio 43219, to serve as sub-transfer agent and dividend disbursing agent for the Funds. Under its agreement with the Transfer Agent, FIS has agreed to (1) issue and redeem shares of the Funds; (2) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (3) respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Board concerning the Funds' operations.

* * * * *

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

99517-0719

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